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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03213

GARTMORE VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PENNSYLVANIA	19428
(Address of principal executive offices)	(Zip code)

ERIC E. MILLER, Esq.

1200 River Road

SUITE 1000

Conshohocken, Pennsylvania 19428

(Name and address of agent for service)

Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: 12/31/2005

Date of reporting period: 09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 - 12-14]. The schedules need not be audited.

Gartmore Variable Insurance Trust

Gartmore GVIT Nationwide Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (98.9%)
Advertising Agencies (0.3%)
Monster Worldwide, Inc. (b) +	149,635	$4,595,291

Aerospace & Defense (2.0%)
Boeing Co.	20,400	1,386,180
General Dynamics Corp.	14,300	1,709,565
Lockheed Martin Corp.	34,400	2,099,776
Northrop Grumman Corp.	206,512	11,223,928
Raytheon Co.	273,320	10,391,626
United Technologies Corp.	44,800	2,322,432

		29,133,507

Auto & Truck Parts & Equipment (0.6%)
Autoliv, Inc. ADR - SE	100,600	4,376,100
Johnson Controls, Inc.	63,550	3,943,278
Oshkosh Truck Corp. +	12,000	517,920

		8,837,298

Banks (6.5%)
ABN Amro Holding NV ADR - NL	12,400	297,600
AmSouth Bancorp	50,400	1,273,104
Bank of America Corp.	1,200,990	50,561,679
Bank of New York Co., Inc.	96,600	2,841,006
Barclays PLC ADR - GB +	44,400	1,810,632
BB&T Corp.	28,000	1,093,400
Centerstate Bank of Florida +	11,590	399,855
Comerica, Inc.	22,900	1,348,810
Compass Bancshares, Inc.	10,000	458,300
HSBC Holdings PLC ADR - GB +	46,107	3,745,272
KeyCorp	40,400	1,302,900
Mellon Financial Corp.	196,093	6,269,093
National City Corp.	48,000	1,605,120
Northern Trust Corp.	8,560	432,708
PNC Bank Corp.	75,500	4,380,510
State Street Corp. +	29,200	1,428,464
SunTrust Banks, Inc.	45,000	3,125,250
U.S. Bancorp	226,800	6,368,544
UBS AG	13,500	1,154,250
Wachovia Corp.	159,405	7,586,084

		97,482,581

Broadcast Media & Cable Television (1.0%)
Comcast Corp., Class A (b)	242,094	7,112,722
Viacom, Inc., Class B	233,829	7,718,695

		14,831,417

Building & Construction (1.4%)
Cemex S.A. ADR - MX	37,600	1,966,480
Fleetwood Enterprises, Inc. (b) +	72,200	888,060
Fluor Corp.	20,000	1,287,600
Lafarge Corp. +	85,900	5,807,699
Lennar Corp.	45,900	2,742,984
Masco Corp.	61,600	1,889,888

Pulte Corp. +	91,838	3,941,687
Toll Brothers, Inc. (b) +	10,000	446,700
Weyerhaeuser Co.	36,000	2,475,000

		21,446,098

Business Services (0.3%)
Pitney Bowes, Inc.	91,270	3,809,610

Capital Goods (3.0%)
General Electric Co.	999,575	33,655,690
PACCAR, Inc. +	61,395	4,168,107
Sherwin-Williams Co.	45,000	1,983,150
Timken Co. +	163,100	4,832,653

		44,639,600

Chemicals (1.1%)
Air Products & Chemicals, Inc.	23,000	1,268,220
Albemarle Corp.	44,640	1,682,928
Dow Chemical Co.	99,800	4,158,666
Lubrizol Corp. +	92,600	4,012,358
Mosaic Co. (The) (b) +	56,000	897,120
Olin Corp. +	45,300	860,247
PPG Industries, Inc.	30,800	1,823,052
Sigma-Aldrich Corp.	16,000	1,024,960

		15,727,551

Coal (0.5%)
Foundation Coal Holdings, Inc.	87,300	3,356,685
Peabody Energy Corp. +	46,000	3,880,100

		7,236,785

Commercial Services (0.2%)
Alliance Data Systems Corp. (b) +	86,747	3,396,145

Computer Equipment (2.7%)
ATI Technologies, Inc. (b) +	136,800	1,906,992
Dell, Inc. (b)	728,942	24,929,816
Hewlett Packard Co.	291,800	8,520,560
International Business Machines Corp.	69,494	5,574,809
		40,932,177

Computer Networks (0.6%)
Cisco Systems, Inc. (b)	505,307	9,060,155

Computer Software & Services (7.7%)
Advanced Micro Devices, Inc. (b)	218,400	5,503,680
Affiliated Computer Services, Class A (b) +	68,887	3,761,230
AutoDesk, Inc.	47,137	2,189,042
Business Objectives SA ADR - FR (b) +	249,929	8,687,532
Cognizant Technology Solutions Corp. (b) +	102,800	4,789,452
Computer Sciences Corp. (b)	94,135	4,453,527
eBay, Inc. (b)	49,100	2,022,920
EMC Corp. (b)	620,517	8,029,490
Factset Research Systems, Inc.	46,500	1,638,660
Hyperion Solutions Corp. (b)	37,155	1,807,591
Ingram Micro, Inc. (b) +	246,750	4,574,745
Microsoft Corp.	1,389,388	35,748,953
NCR Corp. (b)	123,200	3,931,312
Oracle Corp. (b)	1,766,185	21,883,032
Satyam Computer Services Ltd. ADR - IN +	69,337	2,095,364
Yahoo!, Inc. (b)	140,472	4,753,572

		115,870,102

Conglomerates (0.5%)
Ingersoll Rand Co.	178,048	6,806,775

Consumer Products (0.7%)
Colgate-Palmolive Co.	136,737	7,218,346

Kimberly-Clark Corp.	60,900	3,625,377

		10,843,723

Containers (0.4%)
Ball Corp. +	80,500	2,957,570
Bemis Co. +	32,500	802,750
Sealed Air Corp. (b)	42,000	1,993,320
Sonoco Products Co. +	19,000	518,890

		6,272,530

Diversified (0.4%)
3M Co.	71,460	5,242,306

Electronics (0.9%)
Arrow Electronics, Inc. (b) +	170,750	5,354,720
KLA-Tencor Corp. +	120,389	5,870,168
L-3 Communications Holdings, Inc.	20,400	1,613,028

		12,837,916

Financial Services (6.9%)
AFLAC, Inc.	114,549	5,189,070
American Express Co.	32,200	1,849,568
Bear Stearns Cos., Inc.	100,778	11,060,386
Citigroup, Inc.	140,663	6,402,980
Edwards (A.G.), Inc.	9,900	433,719
First American Financial Corp. +	126,250	5,765,838
Franklin Resources, Inc.	10,000	839,600
Freddie Mac	9,137	515,875
Goldman Sachs Group, Inc.	112,686	13,700,363
Hudson City Bancorp, Inc.	940,892	11,196,614
J.P. Morgan Chase & Co.	196,943	6,682,276
KKR Financial Corp.	251,100	5,584,464
Lehman Brothers Holding, Inc.	157,151	18,304,947
Merrill Lynch & Co., Inc.	54,100	3,319,035
Morgan Stanley	15,869	855,974
Robert Half International, Inc. +	18,200	647,738
Washington Mutual, Inc. +	160,400	6,290,888
Wells Fargo & Co.	83,400	4,884,738

		103,524,073

Food & Beverage (3.2%)
Archer-Daniels-Midland Co.	257,772	6,356,657
Brown-Forman Corp.	25,976	1,546,611
Campbell Soup Co.	201,354	5,990,281
Coca-Cola Co. (The)	111,000	4,794,090
Constellation Brands, Inc. (b) +	174,950	4,548,700
Dean Foods Co. (b)	839	32,604
Hershey Foods Corp.	59,000	3,322,290
Hormel Foods Corp. +	121,850	4,019,832
Kellogg Co.	39,135	1,805,298
PepsiCo, Inc.	164,138	9,308,265
Safeway, Inc.	161,946	4,145,818
Smithfield Foods, Inc. (b) +	61,168	1,815,466

		47,685,912

Gaming & Leisure (0.1%)
Boyd Gaming Corp. +	38,490	1,659,689

Healthcare (6.7%)
Aetna, Inc.	103,500	8,915,490
Bristol-Myers Squibb Co.	316,304	7,610,274
Genzyme Corp. (b) +	50,351	3,607,146
Johnson & Johnson, Inc.	633,362	40,079,147
Medco Health Solutions, Inc. (b)	81,000	4,441,230
Triad Hospitals, Inc. (b) +	118,300	5,355,441
Unitedhealth Group, Inc.	336,984	18,938,501

Wellpoint, Inc. (b)	145,450	11,028,019

		99,975,248

Hotels & Motels (0.6%)
Starwood Hotels & Resorts Worldwide +	150,681	8,614,433

Instruments - Scientific (0.4%)
Thermo Electron Corp. (b)	187,233	5,785,500

Insurance (5.7%)
Allstate Corp.	138,711	7,669,331
American International Group, Inc.	123,311	7,640,350
Aon Corp.	30,000	962,400
Assurant, Inc. +	168,817	6,425,175
Chubb Corp.	100,350	8,986,343
Genworth Financial, Inc.	228,667	7,372,224
Hartford Financial Services Group, Inc.	101,750	7,852,048
Loews Corp.	77,300	7,143,293
Manulife Financial Corp. ADR - CA	93,243	4,972,372
MetLife, Inc.	206,594	10,294,579
Old Republic International Corp.	13,400	357,378
Prudential Financial, Inc.	177,865	12,016,558
Unitrin, Inc.	81,800	3,882,228

		85,574,279

Machinery & Equipment (0.3%)
Caterpillar, Inc.	39,000	2,291,250
Deere & Co.	22,000	1,346,400
W.W. Grainger, Inc.	5,500	346,060

		3,983,710

Manufacturing (0.9%)
Danaher Corp. +	69,138	3,721,699
Illinois Tool Works, Inc. +	26,700	2,198,211
Textron, Inc.	15,000	1,075,800
Tyco International Ltd.	204,185	5,686,552

		12,682,262

Medical (1.4%)
Bausch & Lomb, Inc.	50,371	4,063,932
Becton, Dickinson & Co.	71,800	3,764,474
Fisher Scientific International, Inc. (b) +	90,750	5,631,038
Laboratory Corp. of America Holdings (b) +	16,985	827,339
Medtronic, Inc.	135,033	7,240,470

		21,527,253

Metals (0.8%)
Falconbridge Ltd.	20,140	538,141
Phelps Dodge Corp. +	46,075	5,986,524
Southern Peru Copper Corp. +	99,802	5,584,920

		12,109,585

Multimedia (2.4%)
Dreamworks Animation, Inc. (b) +	12,370	342,154
EchoStar Communications Corp., Class A	135,257	3,999,549
Liberty Media Corp. (b)	833,250	6,707,663
News Corp.	355,757	5,546,252
Time Warner, Inc.	612,216	11,087,231
Walt Disney Co. (The)	365,966	8,830,760

		36,513,609

Oil & Gas (10.3%)
Anadarko Petroleum Corp.	25,600	2,451,200
Apache Corp.	45,770	3,442,819
Ashland, Inc.	93,861	5,184,882
BJ Services Co.	32,900	1,184,071

ChevronTexaco Corp.	480,961	31,132,606
Conocophillips	278,164	19,446,445
Exxon Mobil Corp.	769,312	48,882,083
Halliburton Co.	39,400	2,699,688
Hanover Compressor Co. (b) +	181,600	2,516,976
Kerr-Mcgee Corp.	17,900	1,738,269
Marathon Oil Corp.	68,218	4,702,267
Murphy Oil Corp.	39,200	1,954,904
Nabors Industries Ltd. (b)	105,490	7,577,347
National-OilWell, Inc. (b)	66,400	4,369,120
Noble Corp.	15,000	1,026,900
Occidental Petroleum Corp.	30,000	2,562,900
Oneok, Inc. +	33,835	1,151,067
Praxair, Inc.	90,300	4,328,079
Schlumberger Ltd.	42,000	3,543,960
Sempra Energy	88,874	4,182,410
Weatherford International, Inc. (b)	24,200	1,661,572

		155,739,565

Paper & Forest Products (0.7%)
International Paper Co.	332,090	9,896,282

Pharmaceuticals (3.0%)
Amerisourcebergen Corp.	54,900	4,243,770
Amgen, Inc. (b)	183,128	14,589,808
McKesson Corp.	91,600	4,346,420
Pfizer, Inc.	543,019	13,559,184
Shire Pharmaceuticals Group PLC ADR - GB +	46,743	1,729,024
Wyeth	129,300	5,982,711

		44,450,917

Real Estate Investment Trusts (0.1%)
Developers Diversified Realty Corp. +	8,400	392,280
Lexington Corporate Properties Trust	24,400	574,620

		966,900

Restaurants (0.2%)
McDonald’s Corp.	98,200	3,288,718

Retail (6.4%)
Albertson’s, Inc. +	244,700	6,276,555
American Eagle Outfitters, Inc.	142,500	3,353,025
Bebe Stores, Inc. +	31,000	542,500
Costco Wholesale Corp.	194,206	8,368,337
CVS Corp.	338,900	9,831,489
Dollar General	162,833	2,986,357
Federated Department Stores, Inc.	78,650	5,259,326
Home Depot, Inc.	294,226	11,221,780
Kohl’s Corp. (b)	74,621	3,744,482
Kroger Co. (b)	355,373	7,317,130
Nordstrom, Inc.	20,000	686,400
Office Depot, Inc. (b)	189,220	5,619,834
Radioshack Corp. +	247,806	6,145,589
Staples, Inc.	140,100	2,986,932
SUPERVALU, Inc.	168,700	5,249,944
Talbots, Inc. +	20,000	598,400
Target Corp.	29,065	1,509,345
Tiffany & Co. +	100,647	4,002,731
TJX Cos., Inc.	120,400	2,465,792
Wal-Mart Stores, Inc.	154,703	6,779,085

		94,945,033

Rubber - Tires (0.0%)
Cooper Tire & Rubber Co. +	41,900	639,813

Semiconductors (5.1%)
Altera Corp. (b)	396,600	7,579,026
American Power Conversion Corp.	16,000	414,400
Analog Devices, Inc.	34,000	1,262,760
Applied Materials, Inc.	55,000	932,800
Avnet, Inc. (b) +	174,200	4,259,190
Freescale Semiconductor, Inc. (b)	152,700	3,600,666
Intel Corp.	1,281,761	31,595,409
Maxim Integrated Products, Inc.	172,893	7,373,886
Microchip Technology, Inc.	236,116	7,111,814
Micron Technology, Inc. (b) +	448,009	5,958,520
National Semiconductor Corp.	12,200	320,860
Texas Instruments, Inc.	100,769	3,416,069
Xilinx, Inc.	59,181	1,648,191

		75,473,591

Steel (0.2%)
Carpenter Technology Corp.	15,000	879,150
Nucor Corp.	23,905	1,410,156
United States Steel Corp.	10,200	431,970

		2,721,276

Telecommunications (4.1%)
Alltel Corp.	109,800	7,149,078
Citizens Communications Co.	79,600	1,078,580
Corning, Inc. (b)	126,610	2,447,371
Motorola, Inc.	675,572	14,923,386
SBC Communications, Inc.	589,539	14,131,250
Sprint Corp.	265,050	6,302,889
Verizon Communications	456,487	14,922,560

		60,955,114

Tobacco (2.0%)
Altria Group, Inc.	250,547	18,467,819
Reynolds American, Inc. +	97,192	8,068,880
U.S.T., Inc. +	62,000	2,595,320

		29,132,019

Transportation (4.0%)
Burlington Northern Santa Fe Corp.	338,600	20,248,279
CSX Corp.	70,050	3,255,924
Fedex Corp.	56,450	4,918,489
Norfolk Southern Corp.	464,642	18,845,880
Union Pacific Corp.	32,100	2,301,570
United Parcel Service, Class B	134,900	9,325,637

		58,895,779

Utilities (2.5%)
AES Corp. (b)	185,219	3,043,148
Ameren Corp.	20,000	1,069,800
Constellation Energy Group	88,119	5,428,130
Detroit Edison Co.	23,700	1,086,882
Duke Energy Corp. +	338,000	9,859,460
Energy East Corp.	14,000	352,660
Exelon Corp.	50,000	2,672,000
FirstEnergy Corp.	14,400	750,528
Pepco Holdings, Inc.	199,400	4,640,038
Pinnacle West Capital Corp. +	8,800	387,904
PNM Resources, Inc. +	126,850	3,636,790
PPL Corp.	24,400	788,852
Progress Energy, Inc. +	33,000	1,476,750
Scana Corp.	24,000	1,013,760
Southern Co.	41,500	1,484,040
Xcel Energy, Inc. +	12,000	235,320

		37,926,062

Total Common Stocks		1,474,957,268

COMMERCIAL PAPER (1.3%)
Broker & Dealer (0.7%)
Morgan Stanley Dean Witter, 3.90%, 10/04/05	9,401,000	9,397,944

Finance - Diversified (0.6%)
Countrywide Home Loans, 3.92%, 10/03/05	9,247,000	9,245,007

Total Commercial Paper		18,642,951

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (8.3%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds - Notes to Statement of Investments (Securities Lending)	123,010,976	$123,010,976

Total Short-Term Securities Held as Collateral for Securities Lending		123,010,976

Total Investments (Cost $1,513,023,539) (a) - 108.4%		1,615,322,116
Liabilities in excess of other assets - (8.4)%		(124,574,420)

NET ASSETS - 100.0%		$1,490,747,696

+	All or part of the security was on loan as of September 30, 2005.

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

CA	Canada

FR	France

GB	United Kingdom

IN	India

MX	Mexico

NL	Netherlands

SE	Sweden

At September 30, 2005 the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts *	Expiration	Market Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
75	S&P 500 Emini Futures	12/16/05	$4,628,438	$(17,063)

*	Cash pledged as collateral.

Gartmore Variable Insurance Trust

Gartmore GVIT Growth Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.6%)
Aerospace & Defense (1.3%)
Boeing Co.	44,080	$2,995,236

Business Services (3.1%)
CRA International, Inc. (b) +	36,000	1,500,840
Monster Worldwide, Inc. (b) +	91,670	2,815,185
Paychex, Inc.	32,100	1,190,268
Resources Connection, Inc. +	62,850	1,862,246

		7,368,539

Chemicals (1.7%)
Praxair, Inc.	57,630	2,762,206
Sigma-Aldrich Corp. +	21,580	1,382,415

		4,144,621

Computer Equipment (4.4%)
Apple Computer, Inc. (b)	34,270	1,837,215
AutoDesk, Inc.	41,920	1,946,765
Dell, Inc. (b)	104,870	3,586,554
EMC Corp. (b)	239,650	3,101,071

		10,471,605

Computer Networks (1.3%)
Cisco Systems, Inc. (b)	166,780	2,990,365

Computer Software & Services (10.9%)
Business Objectives S.A. (b) +	52,370	1,820,381
Cognizant Technology Solutions Corp. (b)	54,140	2,522,383
Google, Inc. (b)	11,490	3,636,125
McAfee, Inc. (b) +	98,480	3,094,242
Microsoft Corp.	341,470	8,786,022
SPSS, Inc. (b)	52,100	1,250,400
VeriSign, Inc. (b)	82,890	1,771,359
Websense, Inc. (b) +	22,850	1,170,149
Yahoo! Inc. (b)	54,640	1,849,018

		25,900,079

Drugs (4.4%)
Abgenix, Inc. (b) +	109,450	1,387,826
Eli Lilly & Co.	43,830	2,345,782
Sepracor, Inc. (b)	32,100	1,893,579
Shire Pharmaceuticals Group PLC ADR +	65,240	2,413,228
Wyeth	52,480	2,428,249

		10,468,664

Electronics (0.7%)
Garmin Ltd. +	24,880	1,687,610

Financial Services (5.8%)
American Express Corp.	57,470	3,301,076
Capital One Financial Corp.	19,080	1,517,242
Goldman Sachs Group, Inc.	23,730	2,885,093

Hudson City Bancorp, Inc.	129,550	1,541,645
Legg Mason, Inc. +	20,350	2,232,192
Schwab (Charles) Corp.	167,850	2,422,076

		13,899,324

Food & Beverage (4.0%)
Coca-Cola Co. (The)	54,450	2,351,696
Kellogg Co.	51,920	2,395,070
PepsiCo, Inc.	83,600	4,740,955

		9,487,721

Healthcare (14.9%)
Amgen, Inc. (b)	92,120	7,339,200
Cardinal Health, Inc.	28,800	1,827,072
Johnson & Johnson	147,830	9,354,682
McKesson Corp.	38,350	1,819,708
Medcohealth Solutions, Inc. (b)	45,030	2,468,995
Myogen, Inc. (b)	39,750	934,125
Omnicare, Inc. +	21,500	1,208,945
United Surgical Partners International, Inc. (b) +	35,200	1,376,672
UnitedHealth Group, Inc.	95,800	5,383,960
WellPoint, Inc. (b)	54,710	4,148,112

		35,861,471

Hotels & Casinos (2.2%)
MGM Grand, Inc. (b) +	27,210	1,190,982
Starwood Hotels & Resorts	42,850	2,449,734
Station Casinos, Inc.	23,570	1,564,105

		5,204,821

Insurance (1.1%)
AFLAC, Inc.	34,000	1,540,200
American International Group, Inc.	19,300	1,195,828

		2,736,028

Manufacturing (9.1%)
American Standard Cos., Inc.	35,870	1,669,749
Danaher Corp.	45,370	2,442,267
General Electric Co.	315,180	10,612,110
Nucor Corp.	22,140	1,306,039
Textron, Inc.	44,530	3,193,691
Thermo Electron Corp. (b)	77,650	2,399,385

		21,623,241

Medical Products (3.0%)
Genzyme Corp. (b)	25,500	1,826,820
Medtronic, Inc.	42,150	2,260,083
St. Jude Medical, Inc. (b)	63,950	2,992,860

		7,079,763

Oil & Gas (4.1%)
Burlington Resources, Inc.	36,290	2,951,103
Halliburton Co.	38,940	2,668,169
Questar Corp. +	28,020	2,469,122
Weatherford International Ltd. (b)	23,710	1,627,929

		9,716,323

Retail (11.8%)
Abercrombie & Fitch Co.	37,450	1,866,883
Brinker International, Inc. (b) +	63,850	2,398,206
CVS Corp.	96,080	2,787,281
eBay, Inc. (b)	64,750	2,667,700
Golf Galaxy, Inc. (b)	77,900	1,241,726
Home Depot, Inc. (The)	122,650	4,677,870
Kohl’s Corp. (b)	83,350	4,182,503
Lowe’s Cos., Inc.	47,440	3,055,136

Staples, Inc.	168,150	3,584,958
Target Corp.	33,500	1,739,655

		28,201,918

Semiconductors (7.2%)
Advanced Micro Devices, Inc. (b) +	106,760	2,690,352
Broadcom Corp. (b)	47,560	2,231,040
Intel Corp.	221,020	5,448,143
KLA-Tencor Corp.	36,900	1,799,244
Marvel Technology Group Ltd. (b)	40,150	1,851,317
Texas Instruments, Inc.	92,340	3,130,325

		17,150,421

Telecommunications (7.1%)
Comverse Technology, Inc. (b)	115,500	3,034,185
Corning, Inc. (b)	165,030	3,190,030
Motorola, Inc.	134,720	2,975,965
Qualcomm, Inc.	121,570	5,440,258
Sprint Corp.	99,450	2,364,921

		17,005,359

Transportation Services (1.5%)
Carnival Corp.	36,300	1,814,274
Forward Air Corp. +	46,332	1,706,871

		3,521,145

Total Common Stocks		237,514,254

Commercial Papers (0.5%)
Countrywide Home Loans, 3.92%, 10/3/05	1,255,000	1,254,727

Total Commercial Papers		1,254,727

Short-Term Securities Held as Collateral for Securities Lending (9.5%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)	22,788,291	$22,788,291

Total Short-Term Securities Held as Collateral for Securities Lending		22,788,291

Total Investments (Cost $249,710,697) (a) - 109.6%		261,557,272
Liabilities in excess of other assets - (9.6)%		(22,909,038)

NET ASSETS - 100.0%		$238,648,234

+	All or part of the security was on loan as of September 30, 2005.

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

Gartmore Variable Insurance Trust

Gartmore GVIT Government Bond Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
U.S. Government Sponsored and Agency Obligations (58.3%)
Agency For International Development (8.6%)
AID - Israel, 5.50%, 12/04/23	40,500,000	$43,352,253
AID - Israel, 5.50%, 04/26/24	20,000,000	21,377,660
AID - Israel, 5.50%, 09/18/33	20,000,000	21,531,260
Fond’s D’Equipment Communication, 7.29%, 05/01/23	8,100,000	9,091,764
Government Backed Trust T-1, 0.00%, 05/15/07	10,000,000	9,328,520

		104,681,457

Federal Farm Credit Bank (2.1%)
4.85%, 04/04/19	8,095,000	8,055,100
4.80%, 05/26/20	7,980,000	7,883,570
5.03%, 01/06/25	10,000,000	9,974,769

		25,913,439

Federal Home Loan Bank (6.8%)
4.00%, 01/23/07	50,000,000	49,756,650
4.57%, 10/17/08	25,000,000	24,803,675
5.91%, 04/07/09	6,860,000	7,188,004

		81,748,329

Federal Home Loan Mortgage Corporation (20.4%)
2.25%, 12/15/05	16,120,000	16,054,504
2.60%, 05/10/06	32,960,000	32,634,223
2.76%, 05/19/06	28,140,000	27,876,356
6.75%, 05/30/06	4,400,000	4,469,216
2.15%, 06/02/06	20,000,000	19,722,160
6.70%, 01/09/07	5,000,000	5,142,190
5.50%, 04/01/07	980,943	994,022
4.26%, 07/19/07	20,000,000	19,949,940
4.65%, 10/10/13	35,000,000	34,231,050
5.13%, 11/07/13	40,000,000	40,032,681
4.80%, 12/18/13	8,350,000	8,294,147
5.20%, 03/05/19	15,000,000	14,827,350
5.50%, 08/20/19	20,000,000	19,980,380
6.50%, 03/15/31	2,117,605	2,167,456

		246,375,675

Federal National Mortgage Association (14.8%)
6.63%, 03/21/06	5,000,000	5,056,240
3.15%, 06/30/06	21,028,000	20,840,451
3.25%, 12/01/06	18,465,000	18,190,259
3.55%, 01/12/07	30,970,000	30,652,589
3.25%, 03/29/07	17,975,000	17,682,762
4.50%, 04/01/10	15,488,560	15,404,400
6.68%, 05/01/16	4,063,329	4,328,341
5.26%, 12/29/17	15,000,000	14,949,105
3.50%, 11/25/32	3,982,651	3,809,456
6.00%, 12/25/33	27,899,304	28,767,051
4.75%, 04/01/35	19,508,818	19,312,686

		178,993,340

Government-Backed Trust (0.3%)
Government Loan Trust, 0.00%, 04/01/15	6,072,000	3,890,173

Housing and Urban Development (0.8%)
7.08%, 08/01/16	9,000,000	9,486,666

Overseas Private Investment Corp. (2.9%)
0.00%, 12/16/06	355,708	361,403
0.00%, 12/16/06	3,675,195	3,734,035
0.00%, 12/16/06	2,336,997	2,374,413
0.00%, 12/16/06	252,950	257,000
0.00%, 12/16/06	8,931,366	9,074,357
0.00%, 12/16/06	8,147,479	8,277,921
0.00%, 12/16/06	807,206	820,129
0.00%, 12/16/06	806,932	819,851
0.00%, 12/16/06	4,459,090	4,530,480
0.00%, 12/16/06	1,863,583	1,893,419
0.00%, 12/16/06	2,476,485	2,516,134

		34,659,142

Tennessee Valley Authority (1.6%)
7.13%, 05/01/30	15,000,000	19,662,150

Total U.S. Government Sponsored and Agency Obligations		705,410,371

U.S. Treasury Obligations (15.5%)
U.S. Treasury Bonds (11.5%)
8.75%, 08/15/20 +	26,000,000	37,629,930
8.13%, 08/15/21 +	38,000,000	52,995,142
6.25%, 08/15/23 +	40,000,000	47,829,680

		138,454,752

U.S. Treasury Inflation Protected Bonds (4.0%)
2.38%, 01/15/25	40,000,000	44,360,867
3.88%, 04/15/29 +	2,830,000	4,604,680

		48,965,547

Total U.S. Treasury Obligations		187,420,299

Mortgage-Backed Securities (15.0%)
Federal Home Loan Mortgage Corporation (6.7%)
Gold Pool #C01184, 6.50%, 06/01/31	13,335	13,735
Gold Pool #C60657, 6.50%, 11/01/31	65,986	67,968
Gold Pool #D94600, 7.50%, 03/01/21	132,052	140,132
Pool #170217, 8.00%, 03/01/17	2,206	2,350
Pool #309774, 8.00%, 11/01/08	15,397	15,824
Pool #C01172, 6.50%, 05/01/31	59,561	61,350
Series 1136-H, 6.00%, 09/15/21	649,623	648,727
Series 1711-PD, 6.75%, 06/15/23	26,301	26,265
Series 2353-PC, 6.50%, 09/15/15	967,841	969,335
Series 2498, 5.50%, 08/15/13	7,032,797	7,115,051
Series 2498, 5.50%, 01/15/20	8,000,000	8,117,014
Series 2509, 5.50%, 10/15/17	18,750,000	19,095,096
Series 2517, 5.50%, 10/15/17	15,000,000	15,298,044
Series 2580-VA, 5.50%, 09/15/10	5,080,212	5,145,083
Series 2781, 4.50%, 12/15/24	18,605,000	17,590,408
Series 2827-AU, 5.00%, 07/15/24	7,500,000	7,389,075

		81,695,457

Federal National Mortgage Association (7.1%)
Pool #250559, 7.50%, 03/01/26	36,827	39,365
Pool #251532, 10.50%, 11/01/17	38,101	39,869
Pool #252228, 7.00%, 12/01/28	20,663	21,715
Pool #252396, 7.00%, 09/01/28	144,022	151,259
Pool #252471, 8.50%, 04/01/28	151,722	165,158

Pool #254468, 5.00%, 09/01/09	2,063,786	2,074,426
Pool #323286, 7.02%, 09/01/07	5,073,467	5,156,898
Pool #380276, 6.36%, 04/01/08	4,681,050	4,812,603
Pool #380348, 6.28%, 05/01/08	13,505,730	13,879,185
Pool #381089, 5.70%, 01/01/09	4,582,626	4,676,826
Pool #382344, 7.41%, 04/01/10	14,298,965	15,670,356
Pool #383661, 6.62%, 06/01/16	10,940,987	12,307,112
Pool #4486, 6.00%, 09/01/17	275,844	283,789
Pool #50544, 8.00%, 03/01/22	36,834	39,506
Pool #535159, 7.00%, 02/01/30	65,111	68,178
Pool #535723, 7.00%, 02/01/31	64,064	67,058
Pool #538673, 8.00%, 06/01/23	57,450	61,581
Pool #591224, 7.00%, 08/01/31	139,627	146,162
Pool #649431, 6.50%, 07/01/32	97,434	100,392
Pool #650872, 7.00%, 07/01/32	109,770	114,903
Pool #672366, 5.50%, 12/01/17	2,141,548	2,173,794
Pool #M80696, 6.00%, 08/01/08	508,878	516,537
Series 1993-114, 6.50%, 07/25/08	2,322,249	2,363,850
Series 1993-149M, 7.00%, 08/25/23	6,940,481	7,221,851
Series 1993-188PH, 6.25%, 03/25/13	43,699	43,605
Series 1994-33H, 6.00%, 03/25/09	1,556,849	1,581,105
Series 1994-76H, 5.00%, 02/25/24	3,241,140	3,245,690
Series 1998-M2C, 6.43%, 02/17/30	1,815,773	1,862,225
Series 2001-T11B, 5.50%, 09/25/11	6,215,000	6,464,174

		85,349,172

Government National Mortgage Association (0.1%)
Pool #348813, 7.50%, 06/15/23	122,958	131,405
Pool #366564, 7.50%, 09/15/23	105,059	112,276
Pool #387078, 7.00%, 04/15/09	50,675	52,484
Pool #536369, 7.50%, 11/15/30	10,810	11,480
Pool #541200, 7.00%, 07/15/31	40,123	42,198
Pool #551733, 7.00%, 03/15/32	90,316	94,981
Pool #552525, 7.00%, 04/15/32	131,759	138,564
Pool #781613, 7.00%, 02/15/33	178,102	187,322

		770,710

Veterans Administration (1.1%)
Vendee Mortgage Trust, Series 1996-2, 6.75%, 06/15/26	13,326,431	13,853,836

Total Mortgage-Backed Securities		181,669,175

Cash Equivalents (12.0%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds in a joint trading account at 3.72%, dated 09/30/05, due 10/03/05, repurchase price $145,676,235)	145,631,708	145,631,708

Total Cash Equivalents		145,631,708

Short-Term Securities Held as Collateral for Securities Lending (15.8%)
Pool of short-term securities for Gartmore Variable Insurance Trust– Notes to Statement of Investments (Securities Lending)	191,856,555	191,856,555
Total Short-Term Securities Held as Collateral for Securities Lending		191,856,555

Total Investments (Cost $1,409,020,034) (a) - 116.6%		1,411,988,108

Liabilities in excess of other assets - (16.6)%		(201,151,811)

NET ASSETS - 100.0%		$1,210,836,297

+	All or part of the security was on loan as of September 30, 2005.

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

Gartmore Variable Insurance Trust

GVIT Small Company Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.1%)
AUSTRALIA (1.1%)
Banks (0.0%)
Adelaide Bank Ltd. (c)	22,353	$220,406

Building & Construction (0.0%)
United Group Ltd. (c)	17,442	140,990

Clothing (0.1%)
Ansell Ltd. (c)	92,687	798,130

Conglomerates (0.0%)
CSR Ltd. (c)	64,018	151,166

Engineering (0.1%)
Downer Edi Ltd. (c)	219,275	1,012,325

Equipment Leasing (0.0%)
Coates Hire Ltd. (c)	102,417	368,480

Finance (0.4%)
Australian Stock Exchange Ltd. (c)	90,718	1,875,415
Perpetual Trustees Australia Ltd. (c)	11,130	574,510
Sfe Corp. Ltd. (c)	16,251	155,378

		2,605,303

Food Retail (0.0%)
Macquarie Countrywide Trust (c)	129,576	195,046

Metals & Mining (0.1%)
Lluka Resources Ltd. (c)	86,960	581,856

Multimedia (0.0%)
News & Media Ltd. (c)	52,074	198,728

Oil & Gas (0.1%)
Australian Pipeline Trust (c)	53,385	140,563
Oil Search Ltd. (b)(c)	369,503	1,086,766

		1,227,329

Real Estate Investment Trust (0.0%)
Ing Industrial Fund (c)	217,502	391,513

Retail (0.2%)
Colorado Group Ltd. (c)	121,235	438,531
David Jones Ltd. (c)	290,036	565,067
Just Group Ltd. (c)	167,590	322,436

		1,326,034

Television (0.1%)
Ten Network Holdings Ltd. (c)	266,095	738,592

		9,955,898

AUSTRIA (0.1%)
Machinery (0.1%)
Andritz AG (c)	3,664	365,760

Steel Manufacturing Products (0.0%)
Boehler Uddeholm (c)	1,282	215,765

		581,525

BELGIUM (0.1%)
Chemicals (0.0%)
Tessenderlo Chemie NV (c)	3,706	120,675

Ventures Business Trust (b) (0.1%)
GINV NV (c)	9,630	525,794

		646,469

CHINA (0.7%)
Audio & Video Products (0.0%)
TCL Multimedia Technology Holdings Ltd. (c)	814,000	151,594

Electric Services (0.0%)
Dongfang Electrical Machinery (b)(c)	180,000	197,675

Electronics (0.1%)
VTech Holdings Ltd. (c)	280,000	1,012,492

Financial Services (0.0%)
Guoco Group Ltd. (c)	36,000	365,304

Internet Content (0.2%)
Netease.com, Inc. ADR (b)(c)	18,400	1,656,183

Real Estate (0.1%)
China Overseas Land & Investment Ltd. (c)	1,166,000	350,832
Midland Realty Holdings Ltd. (c)	506,000	294,804

		645,636

Semiconductors (0.2%)
ASM Pacific Technology Ltd. (c)	290,000	1,416,321

Telephone Communications (0.1%)
SmarTone Telecommunications Holdings Ltd. (c)	528,000	548,681

Transportation (0.0%)
Orient Overseas International (c)	108,900	407,372

		6,401,258

DENMARK (0.3%)
Brewery (0.0%)
Royal Unibrew AS (c)	1,559	136,930

Building & Construction (0.1%)
Sjaelso Gruppen AS (c)	3,054	763,995

Financial Services (0.1%)
Simcorp AS (c)	7,118	718,388

Telephone Communications (0.0%)
GN Store Nord AS (c)	26,206	346,641

Transportation & Services (0.1%)
Dampskibsselskabet Torm AS (c)	8,294	474,958

		2,440,912

FINLAND (0.4%)
Computer Services (0.0%)
TietoEnator Oyj (c)	12,908	434,584

Electronics (0.0%)
Perlos Oyj (c)	18,915	161,678

Financial Services (0.1%)
OKO Osuuspankkien Oyj (c)	79,107	1,302,228

Steel (0.2%)
Rautaruukki Oyj (c)	60,789	1,362,951

Telecommunication Equipment (0.1%)
Elcoteq Network Corp. (c)	30,054	671,908

		3,933,349

FRANCE (0.9%)
Building & Construction (0.0%)
Kaufman & Broad SA (c)	4,394	342,736

Computer Services (0.1%)
Alten (b)(c)	21,354	689,853

Groupe Steria SCA (c)	2,810	153,446
Iliad SA (c)	3,729	206,493

		1,049,792

Electrical Equipment (0.0%)
Nexans SA (c)	3,205	148,183

Entertainment Software (0.1%)
Ubi Soft Entertainment SA (b)(c)	11,982	625,321

Food (0.1%)
Elior (c)	93,745	1,302,795

Leisure & Entertainment (0.0%)
Trigano SA (c)	1,560	139,961

Medical Providers (0.1%)
Generale de Sante (c)	18,231	659,559

Metals (0.1%)
CFF Recycling (c)	20,736	604,455

Publishing (0.1%)
Spir Communication (c)	3,418	693,487

Real Estate (0.0%)
Pierre & Vacances (c)	1,875	149,293

Software (0.1%)
Cie Generale de Geophysique SA (b)(c)	9,726	1,016,555

Steel (0.2%)
Vallourec SA (c)	2,925	1,424,489

		8,156,626

GERMANY (0.5%)
Computer Services (0.0%)
SAP Systems Integration AG (c)	4,831	186,403

Diversified (0.0%)
K&S AG (c)	2,898	203,746

Electronics (0.0%)
Techem AG (b)(c)	10,106	432,265

Financial Services (0.0%)
MPC Muenchmeyer Petersen Capital AG (c)	4,884	400,413

Medical Drugs (0.1%)
Stada Arzneimittel AG (c)	18,169	650,383

Metal Processors & Fabrication (0.1%)
Norddeutsche Affinerie AG (c)	54,593	1,212,352

Metals (0.1%)
Salzgitter AG (c)	10,336	512,898

Retail (0.0%)
Douglas Holdings (c)	5,742	218,407

Telecommunications (0.2%)
Mobilcom AG (c)	41,282	952,040
Telegate AG (b)(c)	16,691	367,332

		1,319,372

		5,136,239

GREECE (0.2%)
Entertainment (0.2%)
Intralot SA (c)	77,850	1,214,120

Heavy Construction Equipment Rental (0.0%)
Maeda Corp. (c)	39,000	263,515

		1,477,635

HONG KONG (0.1%)
Banking (0.0%)
HKR International (c)	544,000	307,602

Real Estate (0.1%)
Chinese Estates Ltd. (c)	168,000	175,892
Far East Consortium International Ltd. (c)	317,000	128,145
Kerry Properties Ltd. (c)	50,000	126,780
Wheelock & Co., Ltd. (c)	208,000	371,184

		802,001

		1,109,603

IRELAND (0.2%)
Building & Construction (0.1%)
McInerney Holdings PLC (b)(c)	63,449	649,454

Food Products (0.1%)
Fyffes PLC (c)	206,732	631,751

Gambling (0.0%)
Paddy Power PLC (c)	45,473	800,223

		2,081,428

ITALY (0.2%)
Apparel (0.0%)
Valentino Fashion Group (b)(c)	9,000	234,693

Building Materials (0.0%)
Cementir (c)	35,349	175,023

Computers (0.0%)
Datamat Spa (c)	30,135	348,183

Food & Beverage (0.2%)
Cremonini SPA (c)	248,509	679,107

Real Estate (0.0%)
Pirelli & C. Real Estate SPA (c)	7,760	462,888

Textile Products (0.0%)
Marzotto (Gaetano) & Figli SPA (c)	11,261	56,126

		1,956,020

JAPAN (4.7%)
Auto & Auto Parts (0.5%)
Isuzu Motors Ltd. (c)	96,000	355,202
Keihin Corp. (c)	75,700	1,527,348
Nissan Diesel Motor Co., Ltd. (c)	331,000	1,724,185
Nissan Shatai Co., Ltd. (c)	24,000	175,680
Nissin Kogyo Co., Ltd. (c)	7,600	291,658
Press Kogyo Co., Ltd. (c)	142,000	597,430

		4,671,503

Banks (0.2%)
Keiyo Bank Ltd. (c)	101,000	669,536
Shinki Co., Ltd. (c)	86,000	840,003

		1,509,539

Building & Construction (0.1%)
Bunka Shutter Co., Ltd. (c)	32,000	201,842
Haseko Corp. (b)(c)	134,500	417,503
Sumitomo Osaka Cement Co., Ltd. (c)	98,000	314,151
Toda Corp. (c)	33,000	166,867

		1,100,363

Business Services (0.0%)
Secom Techno Service Co., Ltd. (c)	10,500	354,313

Chemicals (0.1%)
Mec Co., Ltd. (c)	20,800	330,841
Tohcello Co., Ltd. (c)	38,000	245,029
Toyo Tire & Rubber Co., Ltd. (c)	119,000	628,424

		1,204,294

Computer Software & Services (0.2%)
Cac Corp. (c)	32,800	362,421
Daiwabo Information System Co., Ltd. (c)	18,000	297,082
DTS Corp. (c)	4,700	157,022

Otsuka Shokai Co., Ltd. (c)	8,400	819,903

		1,636,428

Consulting Services (0.1%)
K.K. DaVinci Advisors (b)(c)	92	350,891
Pacific Management Corp. (b)(c)	87	360,024
Prestige International, Inc. (b)(c)	79	176,499

		887,414

Distribution (0.0%)
Telewave, Inc. (b)(c)	28	152,592

Drugs (0.2%)
Santen Pharmaceutical Co., Ltd. (c)	55,200	1,434,411

Electrical & Electronic (0.5%)
Dainippon Screen Manufacturing. Co., Ltd. (c)	81,000	531,403
Eizo Nanao Corp. (c)	20,300	664,302
Kenwood Corp. (c)	111,000	220,882
KOA Corp. (c)	77,100	652,308
Nippon Signal (c)	30,000	199,252
Nipro Corp. (c)	13,000	195,626
Shibaura Mechatronics Corp. (c)	44,000	342,253
Shinko Electric Industries Co., Ltd. (c)	10,700	609,429
Star Micronics (c)	90,000	1,141,243
Toshiba TEC (c)	139,000	615,320
Yamatake Corp. (c)	7,500	141,766

		5,313,784

Engineering Services (0.0%)
Kandenko Co., Ltd. (c)	23,000	162,068

Entertainment Software (0.0%)
Capcom Co., Ltd. (c)	32,700	360,863

Financial Investments (0.0%)
Central Leasing (c)	3,000	131,316

Food (0.1%)
Kirin Beverage Corp. (c)	13,400	291,885
Plenus Co., Ltd. (c)	3,800	131,148
Toyo Suisan Kaisha Ltd. (c)	17,000	290,742
Warabeya Nichiyo Co., Ltd. (b)(c)	19,000	301,608

		1,015,383

Gambling (0.0%)
Mars Engineering Corp. (c)	5,400	166,213

Investment Companies (0.1%)
Kenedix, Inc. (b)(c)	358	1,197,646

Leasing (0.1%)
Sumisho Lease Co. Ltd. (c)	13,200	554,450

Machinery (0.5%)
Daifuku Co., Ltd. (c)	37,500	510,393
Fuji Electric Co., Ltd. (c)	91,000	363,304
Nabtesco Corp. (c)	168,000	1,471,056
Sumitomo Heavy Industries Ltd. (c)	142,000	1,012,182
Toshiba Machine Co., Ltd. (c)	77,000	567,112
Tsugami Corp. (c)	119,000	760,005

		4,684,052

Manufacturing (0.3%)
Amano Corp. (c)	80,000	1,243,178
Glory Ltd. (c)	78,800	1,530,591

		2,773,769

Medical Instruments (0.2%)
Nihon Kohden Corp. (c)	85,000	1,395,561
Topcon Corp. (c)	27,000	676,426

		2,071,987

Medical Drugs (0.2%)
Eiken Chemical Co., Ltd. (c)	84,000	975,677
Kaken Pharmaceutical (c)	45,000	335,134
Rohto Pharmaceutical Co., Ltd. (c)	33,000	290,631
Rohto Pharmaceutical Co., Ltd. (b)(c)	33,000	291,330

		1,892,772

Metals (0.4%)
Chuo Denki Kogyo Co., Ltd. (c)	29,000	169,230
Osaka Steel Co., Ltd. (c)	68,000	1,089,475
Pacific Metals Co., Ltd. (c)	193,000	957,589
Ryobi Ltd. (c)	143,000	826,277
Yamato Kogyo (c)	28,000	436,322

		3,478,893

Networking Products (0.0%)
NextCom K.K. (c)	30	183,632

Oil & Gas Drilling (0.1%)
AOC Holdings, Inc. (b)(c)	25,900	515,718

Real Estate (0.2%)
Aeon Mall Co., Ltd. (c)	4,100	159,984
Creed Corp. (c)	290	982,115
Shoei CO., Ltd. (b)(c)	9,900	183,569
Tokyu Livable, Inc. (c)	13,900	655,156

		1,980,824

Recycling (0.0%)
Asahi Pretec Corp. (c)	9,800	193,910

Retail (0.3%)
Aoki International Co., Ltd. (c)	24,000	370,478
Hankyu Department Stores, Inc. (c)	101,000	796,548
Okuwa Co., Ltd. (c)	47,000	584,636
Sundrug Co., Ltd. (c)	17,300	988,773

		2,740,435

Services (0.0%)
Fujitsu Gernal Ltd. (b)(c)	73,000	237,695

Telecommunications (0.1%)
New Japan Radio Co., Ltd. (c)	88,000	618,053

Telecommunication Services & Equipment (0.0%)
Kokusai Electric Co., Ltd. (c)	29,000	287,279

Textile Products (0.1%)
Nitto Boseki Co., Ltd. (c)	152,000	373,222
Toyobo Co., Ltd. (c)	240,000	594,170

		967,392

Transportation (0.1%)
Nippon Konpo Unyu Soko Co., Ltd. (c)	47,000	560,392

		45,039,383

NETHERLANDS (1.1%)
Building & Construction (0.2%)
AM NV (c)	24,845	297,605
Heijmans NV CVA (c)	27,839	1,264,780

		1,562,385

Business Services (0.1%)
USG People (c)	26,906	918,850

Computer Service (0.1%)
Axalto Hldg NV (b)(c)	18,370	674,532

Computer Software (0.0%)
Unit 4 Agresso NV (b)(c)	25,042	425,877

Insurance (0.1%)
Nlg Ing Groep NV (c)	46,261	1,378,796

Manufacturing (0.0%)
Nlg Koninklijke Ten Cate (c)	1,357	146,770

Medical-Drugs (0.0%)
OPG Groep NV (c)	3,764	285,600

Packaging (0.1%)
Buhrmann NV (c)	49,543	599,540

Real Estate Development (0.3%)
Koninklijke Bam Groep NV (c)	18,670	1,717,012

Storage & Warehousing (0.1%)
Koninklijke Vopak NV (c)	29,876	844,477

Tools (0.1%)
Stork NV (c)	22,202	1,100,955

Transportation (0.0%)
Smit International NV (c)	4,866	315,765

		9,970,559

NEW ZEALAND (0.1%)
Building Materials (0.1%)
Fletcher Building Ltd. (c)	134,034	735,127

NORWAY (0.4%)
Banking & Finance (0.2%)
Aktiv Kapital ASA (c)	26,951	445,622
Sparebanken Nord-Norge (c)	17,640	337,737
Sparebanken Rogaland (c)	15,342	467,617

		1,250,976

Computers Integrated Systems (0.0%)
Visma ASA (c)	10,525	144,046

Construction (0.1%)
Aker Yards ASA (c)	10,400	559,343
Veidekke ASA (c)	12,800	349,882

		909,225

Oil & Gas (0.1%)
Prosafe ASA (c)	14,727	551,108
Stolt Offshore SA (b)(c)	37,952	441,548

		992,656

Retail (0.0%)
Expert ASA (c)	19,200	219,975

Transportation (0.0%)
Jinhui Shipping & Transportation Ltd. (c)	83,073	338,629

		3,855,507

PORTUGAL (0.1%)
Food Distributors, Supermarkets & Wholesalers (0.0%)
Jeronimo Martins SA (c)	13,400	193,379

Software (0.1%)
Convera Corp. (b)(c)	74,600	1,051,860

		1,245,239

SINGAPORE (0.4%)
Computer Hardware Manufacturing (0.0%)
MFS Technology Ltd. (c)	429,000	153,790

Diversified Products (0.0%)
First Engineering Ltd. (c)	173,000	134,242

Oil & Gas (0.1%)
Singapore Petroleum Co., Ltd. (c)	195,000	680,869

Real Estate (0.2%)
CapitaMall Trust (c)	172,000	239,292
Keppel Land Ltd. (c)	393,000	861,979

		1,101,271

Research & Development (0.0%)
Sembcorp Industries Ltd. (c)	257,340	457,083

Services (0.0%)
Singapore Airport Terminal Services Ltd. (c)	172,000	226,922

Transportation (0.1%)
Ezra Holdings Ltd. (c)	216,000	207,166
Neptune Orient Lines (c)	412,000	751,960

		959,126

		3,713,303

SPAIN (0.1%)
Airlines (0.0%)
Iberia Lineas Aereas de Espana SA (c)	79,777	203,675

Financial Services (0.1%)
Inmobiliaria Colonial SA (c)	5,413	328,664

		532,339

SWEDEN (0.8%)
Auto Retail (0.0%)
Bilia AB (c)	13,240	236,439

Building & Construction (0.2%)
JM AB (c)	31,166	1,248,293
NCC (c)	20,461	389,939

		1,638,232

Computer Services (0.0%)
HiQ International AB (c)	27,598	161,532

Electronic Equipment (0.0%)
Gunnebo AB (c)	23,200	233,801

Finance Services (0.1%)
D. Carnegie & Co. AB (c)	74,530	956,852

Home Furnishing (0.1%)
Nobia AB (c)	66,011	1,113,453

Medical Providers (0.1%)
Capio AB (b)(c)	40,002	790,347

Metal Fabricate/Hardware (0.0%)
SSAB - Series A (c)	10,340	313,428

Real Estate (0.3%)
Fabege (c)	21,528	383,278
Kungsleden AB (c)	54,132	1,450,652

		1,833,930

		7,278,014

SWITZERLAND (0.5%)
Appliances (0.1%)
AFG Arbonia-Forster Holding AG (c)	3,856	1,109,161

Building & Construction (0.3%)
Sika Finanz AG (b)(c)	2,273	1,734,089

Manufacturing Capital Goods (0.0%)
Georg Fischer AG (b)(c)	1,186	409,411

Retail (0.1%)
Charles Voegele Holding AG (c)	15,739	1,284,863

		4,537,524

UNITED KINGDOM (2.3%)
Auto - Retail (0.1%)
European Motor Holdings PLC (c)	53,558	259,828
Inchcape PLC (c)	27,743	1,071,100

		1,330,928

Automotive Rental (0.1%)
Arriva PLC (c)	113,635	1,180,137

Banking & Insurance (0.1%)
Paragon Group (c)	81,891	769,372

Brewery (0.1%)
Wolverhampton & Dudley Breweries PLC (c)	44,415	929,075

Building & Construction (0.4%)
Barratt Developments PLC (c)	58,315	780,123
Carillion PLC (c)	72,204	337,430
Kier Group PLC (c)	48,568	914,374
SIG PLC (c)	47,285	611,703

		2,643,630

Construction (0.1%)
Bovis Homes Group PLC (c)	66,295	715,184
Morgan Sindall PLC (c)	39,405	594,382

		1,309,566

Consulting Services (0.1%)
Atkins (WS) PLC (c)	59,555	723,994
Savills PLC (c)	24,933	371,361

		1,095,355

Consumer Products (0.1%)
Body Shop International PLC (c)	73,930	282,173
Mcbride PLC (c)	233,482	629,717

		911,890

Electrical & Electronic (0.0%)
TT Electronics PLC (c)	62,771	175,896

Electronic Components (0.0%)
Renishaw PLC (c)	13,583	205,155

Financial Services (0.1%)
Brit Insurance Holdings PLC (c)	526,146	783,826

Food (0.0%)
Greggs PLC (c)	1,667	141,405

Food Diversified (0.3%)
Dairy Crest Group PLC (c)	180,321	1,619,691
Devro PLC (c)	173,394	402,030
Northern Foods PLC (c)	50,585	136,614

		2,158,335

Insurance (0.3%)
Amlin PLC (c)	375,122	1,374,170
Hiscox PLC (c)	160,085	563,791

		1,937,961

Medical Supplies (0.0%)
Cambridge Antibody Technology Group PLC (b)(c)	14,501	190,192

Printing (0.1%)
DE LA Rue PLC (c)	122,475	829,669

Restaurants (0.0%)
Restaurant Group PLC (c)	92,276	206,434

Retail (0.1%)
House of Fraser PLC (c)	144,301	277,843
Kesa Electricals PLC (c)	88,200	397,340
N Brown Group PLC (c)	81,903	212,817
Woolworths Group PLC (c)	359,745	212,540

		1,100,540

Storage & Warehousing (0.0%)
Wincanton PLC (c)	51,755	303,099

Travel Services (0.2%)
First Choice Holidays PLC (c)	434,596	1,624,416

Utilities (0.1%)
Northumbrian Water Group PLC (c)	297,619	1,307,937

Wire & Cable Products (0.0%)
Dem Leoni AG (c)	9,986	318,214

		21,453,032

UNITED STATES (81.8%)
Advertising Agencies (0.2%)
Focus Media Holding, Ltd.-ADR (b)	56,900	1,521,506

Advertising & Marketing (0.9%)
Arbitron, Inc.	39,551	1,575,712
Catalina Marketing Corp.	13,200	300,168
Getty Images, Inc. (b)	50,400	4,336,416
Harte-Hanks, Inc.	67,000	1,770,810

		7,983,106

Aerospace Defense (0.9%)
AAR Corp. (b)	53,700	922,566
Armor Holdings, Inc. (b)	13,800	593,538
Curtiss-Wright Corp.	17,100	1,055,241
DRS Technologies, Inc.	16,300	804,568
Esterline Technologies Corp. (b)	27,352	1,036,367
FLIR Systems, Inc. (b)	29,700	878,526
MTC Technologies, Inc. (b)	34,100	1,090,518
Teledyne Technologies, Inc. (b)	37,400	1,289,178
Triumph Group, Inc. (b)	17,200	639,324

		8,309,826

Airlines (0.2%)
Expressjet Holdings, Inc. (b)	56,600	507,702
Mesa Air Group (b)	10,828	89,331
Pinnacle Airlines Corp. (b)	35,900	233,350
Republic Airways Holdings, Inc. (b)	64,800	927,288

		1,757,671

Aluminum (0.0%)
Century Aluminum Co. (b)	11,600	260,768

Analytical Instruments (0.0%)
Applera Corp.	18,462	429,057

Apparel (0.1%)
K-Swiss, Inc.	28,315	837,275
Perry Ellis International (b)	2,680	58,263

		895,538

Applications Software (0.3%)
Salesforce.com, Inc. (b)	118,600	2,742,032

Auction House (0.5%)
Ritchie Brothers Auctioneers, Inc.	101,500	4,464,985
Sotheby’s Holdings, Inc. (b)	34,942	584,230

		5,049,215

Auto & Auto Parts (1.6%)
Aftermarket Technology Corp. (b)	1,804	33,176
American Axle & Manufacturing	44,300	1,022,444
Holdings, Inc.
Clarcor, Inc.	82,200	2,360,784
Commercial Vehicle Group, Inc. (b)	47,486	994,357
Gentex Corp.	181,200	3,152,880
LKQ Corp. (b)	77,528	2,341,346
O’Reilly Automotive, Inc. (b)	133,380	3,758,648
TRW Automotive Holdings Corp. (b)	57,168	1,677,309

		15,340,944

Auto & Truck Parts & Equipment (0.1%)
Navistar International Corp. (b)	20,801	674,576

Banking (2.2%)
Accredited Home Lenders (b)	20,600	724,296
Amcore Financial, Inc.	20,500	639,805
Amgey Bancorp, Inc.	37,500	848,625
Anchor Bancorp Wisconsin, Inc.	1,981	58,400
BancFirst Corp.	2,699	229,415

BancorpSouth, Inc.	3,300	75,405
Bank Mutual Corp.	5,100	54,672
Beverly Hills Bancorp, Inc.	5,400	55,404
BOK Financial Corp.	20,592	991,917
Boston Private Financial Holdings, Inc.	20,600	546,724
Camden National Corp.	400	15,068
Capital Crossing Bank (b)	2,957	102,726
Center Financial Corp.	6,772	159,142
City Bank Lynnwood	1,000	34,230
City Holding Co.	7,096	253,753
Community Bancorp (b)	1,600	52,784
Community Trust Bancorp, Inc.	715	23,009
Corus Bankshares, Inc.	13,619	746,730
Criimi Mac, Inc. (b)	4,800	82,608
Dime Community Bancshares	66,050	972,256
First Bancorp	1,000	20,040
First Citizens BancShares, Inc.	4,550	776,458
First Community Bancorp	1,400	66,962
First Niagara Financial Group, Inc.	16,700	241,148
First Regional Bancorp (b)	1,360	107,154
First Republic Bancorp, Inc.	1,202	42,346
Firstbank Corp.	121,261	2,051,736
FirstFed Financial Corp. (b)	28,500	1,533,585
Flagstar Bancorp, Inc.	10,100	162,610
Franklin Bank Corp. (b)	32,900	531,335
Fremont General Corp.	28,700	626,521
Gold Banc Corp.	44,100	657,090
Hanmi Financial Corp.	36,100	647,995
Independent Bank, Michigan	2,730	79,279
International Bancshares Corp.	6,647	197,416
MAF Bancorp, Inc.	13,400	549,400
Mainsource Financial Group, Inc.	3,700	65,601
N B T Bancorp Inc.	4,400	103,796
National Penn Bancshares, Inc.	23,700	589,893
Old Second Bancorp, Inc.	3,863	115,272
Omega Financial Corp.	800	22,424
Pacific Capital Bancorp	8,704	289,756
Provident Bankshares Corp.	19,900	692,122
Renasant Co.	1,000	31,650
Southwest Bancorp, Inc.	1,911	41,985
Sterling Financial Corp.	21,400	431,210
Sterling Financial Corp.	4,000	90,200
Suffolk Bancorp	1,300	41,483
Taylor Cap Group, Inc.	1,860	70,345
Texas Capital Bancshares, Inc. (b)	25,800	545,670
TrustCo Bank Corp.	24,400	305,732
UMB Financial	6,800	446,624
Union Bankshares Corp.	11,700	488,826
WFS Financial, Inc. (b)	1,743	117,112
Wilmington Trust Corp.	20,227	737,274
Wilshire Bancorp, Inc.	12,660	193,698

		20,378,717

Broadcasting (0.3%)
CKX, Inc. (b)	108,900	1,368,873
Radio One, Inc. (b)	95,200	1,251,880
World Wrestling Federation Entertainment, Inc.	7,800	101,400

		2,722,153

Brokerage Services (0.1%)
Neenah Paper, Inc.	47,200	1,382,960

Building & Construction (1.9%)
Brookfield Homes Corp.	500	27,765
Champion Enterprises (b)	4,400	65,032
Chicago Bridge & Iron Co.	106,200	3,301,758
Eagle Materials, Inc.	15,849	1,833,729
Layne Christensen Co. (b)	1,383	32,570
Levitt Corp., Class A	5,500	126,170
LSI Industries, Inc.	41,000	779,000
M/I Homes, Inc.	7,900	428,654
NVR, Inc. (b)	4,148	3,670,772
Perini Corp. (b)	5,078	92,420
Simpson Manufacturing Co. Inc.	75,400	2,951,156
USG Corp. (b)	46,739	3,211,904
Washington Group International, Inc. (b)	21,100	1,137,079

		17,658,009

Building – Residential & Commercial (0.2%)
Comstock Homebuilding Cos. Class A (b)	7,000	139,440
Orleans Homebuilders	6,100	150,304
WCI Communities Inc. (b)	21,200	601,444
William Lyon Homes (b)	3,407	528,766

		1,419,954

Building Production - Doors & Windows (0.0%)
Apogee Enterprises	7,300	124,830

Building Products (0.0%)
Aaon, Inc. (b)	2,600	47,788
Huttig Building Products, Inc. (b)	6,000	54,300

		102,088

Cable Television (0.0%)
Insight Communications Co., Inc. (b)	34,606	402,468

Chemicals (0.5%)
A. Schulman, Inc.	26,500	475,675
Albemarle Corp.	18,700	704,990
Balchem Corp	1,300	35,815
FMC Corp. (b)	27,027	1,546,485
Newmarket Corp. (b)	1,200	20,808
Pioneer Companies, Inc. (b)	14,881	358,037
Terra Industries, Inc. (b)	223,918	1,489,055

		4,630,865

Coal (0.2%)
Foundation Coal Holdings, Inc.	43,100	1,657,195

Commercial Services (1.2%)
Administaff, Inc.	56,891	2,260,848
Alliance Data Systems Corp. (b)	4,375	171,281
Coinstar, Inc. (b)	53,500	990,285
Costar Group, Inc. (b)	48,400	2,261,249
Deluxe Corp.	15,162	608,906
Macquarie Infrastructure Co. Trust	73,200	2,064,240
Peoplesupport, Inc. (b)	102,054	801,124
Phh Corp. (b)	33,559	921,530
Plexus Corp. (b)	6,000	102,540
Priceline.com, Inc. (b)	32,600	629,832

		10,811,835

Communications (0.5%)
Centennial Communications (b)	5,400	80,892
Emmis Communications Corp., Class A (b)	6,880	151,979
R.H. Donnelley Corp. (b)	77,306	4,890,378

		5,123,249

Computer Service (1.8%)
Adeza Biomedical Corp. (b)	45,500	792,155
Agilysys, Inc.	91,397	1,539,125
Anteon International Corp. (b)	77,200	3,301,072

Cerner Corp. (b)	36,400	3,164,252
Earthlink, Inc. (b)	192,783	2,062,778
Maxtor Corp. (b)	170,500	750,200
Micros Systems, Inc. (b)	48,020	2,100,875
MTS Systems	44,374	1,676,006
Sykes Enterprises, Inc. (b)	136,001	1,618,412

		17,004,875

Computer Services (0.0%)
Covansys Corp (b)	8,200	130,872

Computer Software (2.1%)
Avid Technology, Inc. (b)	100,400	4,156,561
Docucorp International, Inc. (b)	5,652	38,716
EPIQ Systems, Inc. (b)	65,820	1,436,192
Hutchinson Technology, Inc. (b)	18,900	493,668
Imation Corp.	15,666	671,601
MapInfo Corp. (b)	10,800	132,300
MicroStrategy, Inc. (b)	42,700	3,001,383
NETGEAR, Inc. (b)	38,000	914,280
Parametric Technology Corp. (b)	263,202	1,834,518
Scientific Games Corp. (b)	105,500	3,270,500
Shanda Interactive Entertainment Ltd. (b)	43,500	1,176,675
Western Digital Corp. (b)	126,148	1,631,094
Wind River Systems, Inc. (b)	61,500	795,195

		19,552,683

Computers & Peripherals (0.0%)
Rimage Corp. (b)	1,900	50,673

Consulting Services (0.6%)
FTI Consulting, Inc. (b)	20,800	525,408
Geo Group, Inc. (b)	11,405	302,233
Heidrick & Struggles, Inc. (b)	19,200	621,696
The Advisory Board Co. (b)	75,200	3,913,408

		5,362,745

Consumer Goods & Services (1.6%)
AptarGroup, Inc.	72,000	3,586,320
Church & Dwight Co., Inc.	111,700	4,126,198
Energizer Holdings, Inc. (b)	5,664	321,149
Matthews International Corp., Class A	65,900	2,490,361
Scotts Company (The), Class A	32,600	2,866,518
Yankee Candle Co., Inc.	75,300	1,844,850

		15,235,396

Consumer Products (0.0%)
Water Pik Technologies, Inc. (b)	2,900	58,870

Containers (0.3%)
Crown Holdings, Inc. (b)	113,636	1,811,358
Silgan Holdings, Inc.	31,190	1,037,379

		2,848,737

Cosmetics (0.5%)
Alberto-Culver Co., Class B	50,400	2,255,400
Chattem, Inc. (b)	34,805	1,235,578
Elizabeth Arden, Inc. (b)	41,300	891,254

		4,382,232

Data Processing & Reproduction (0.4%)
CCC Information Services Group, Inc. (b)	26,143	683,117
Fair, Issac and Co., Inc.	44,975	2,014,879
Komag, Inc. (b)	39,604	1,265,744

		3,963,740

Defense (0.5%)
Engineered Support Systems, Inc.	78,037	3,202,639
Mantech International Corp., Class A (b)	40,593	1,072,061

		4,274,700

Diagnostic Equipment (0.3%)
Biosite Diagnostics, Inc. (b)	22,149	1,370,137
Diagnostic Products Corp.	29,000	1,529,170
Orasure Technologies, Inc. (b)	3,500	33,005

		2,932,312

Distribution (0.5%)
Building Materials Holding Corp.	19,599	1,826,430
Northwest Natural Gas Co.	13,600	506,192
NuCo2, Inc. (b)	61,200	1,575,900
Transmontaigne, Inc. (b)	65,450	522,946

		4,431,468

Diversified Manufacturing Operations (0.3%)
Barnes Group, Inc.	3,300	118,338
Griffon Corp. (b)	28,500	701,100
Teleflex, Inc.	25,757	1,815,869

		2,635,307

Diversified Minerals (0.0%)
AMCOL International	21,400	408,098

E-Commerce (0.0%)
1-800 CONTACTS, Inc. (b)	2,500	46,875
Click Commerce, Inc. (b)	8,100	148,473

		195,348

Education (0.9%)
Blackboard, Inc. (b)	171,800	4,296,718
ITT Educational Services, Inc. (b)	78,000	3,849,300

		8,146,018

Electric Integrated (0.1%)
Duquesne Light Holdings, Inc.	29,700	511,137

Electronic Components (0.7%)
Ampex Corp. (b)	1,959	58,261
Amphenol Corp., Class A	17,918	722,812
Ansoft Corp. (b)	5,251	152,804
Arrow Electronics, Inc. (b)	63,844	2,002,148
Avnet, Inc. (b)	33,791	826,190
Badger Meter	616	24,233
Itron, Inc. (b)	47,163	2,153,463
Methode Electronics	11,500	132,480
Stoneridge, Inc. (b)	3,128	25,712

		6,098,103

Electronics (1.1%)
Aeroflex, Inc. (b)	30,000	280,800
American Science & Engineering, Inc. (b)	1,800	118,062
Bel Fuse, Inc.	4,531	165,064
Brady Corp., Class A	68,400	2,116,296
Cree Research, Inc. (b)	121,600	3,042,432
Lattice Semiconductor Corp. (b)	95,300	407,884
Lecroy Corp. (b)	27,000	400,950
LoJack Corp. (b)	4,329	91,515
Lxys Corp. (b)	11,000	116,160
Mettler Toledo International, Inc. (b)	16,147	823,174
Rudolph Technologies, Inc. (b)	5,600	75,432
Varian Semicondutor Equipment	20,900	885,533
Associates, Inc. (b)
WESCO International, Inc. (b)	39,963	1,353,547

		9,876,849

Energy (0.2%)
Sierra Pacific Resources (b)	98,000	1,455,300
Woodward Governor Co.	6,800	578,340

		2,033,640

Energy Sources (0.0%)
Covanta Holding Corp. (b)	13,000	174,590
Headwaters, Inc. (b)	5,800	216,920

		391,510

Engineering Services (0.3%)
Foster Wheeler Ltd. (b)	44,000	1,359,160
McDermott International, Inc. (b)	24,303	889,733
Michael Baker Corp. (b)	32,864	856,107

		3,105,000

Entertainment (0.9%)
Lions Gate Entertainment Corp. (b)	74,000	705,960
LodgeNet Entertainment Corp. (b)	13,794	203,186
Netflix, Inc. (b)	67,200	1,746,528
Speedway Motorsports, Inc.	14,900	541,317
Take-Two Interactive Software, Inc. (b)	147,910	3,267,332
THQ, Inc. (b)	76,700	1,635,244

		8,099,567

Environmental Services (0.5%)
Clean Harbors, Inc. (b)	22,927	778,372
Stericycle, Inc. (b)	69,937	3,996,899

		4,775,271

Financial (3.4%)
Affiliated Managers Group, Inc. (b)	21,500	1,557,030
Alabama National Bankcorp	10,400	664,976
Central Pacific Financial Corp.	120,600	4,242,708
Colonial Bancgroup, Inc.	47,200	1,057,280
Commerce Bancshares, Inc	11,271	580,231
East-West Bancorp, Inc.	105,800	3,601,432
Financial Federal Corp.	92,700	3,689,460
First Midwest Bancorp, Inc.	19,900	741,076
First State Bancorp	3,100	65,689
Greenhill & Co., Inc.	80,574	3,359,130
Investment Technology Group, Inc. (b)	53,200	1,574,720
Metris Companies, Inc. (b)	106,787	1,562,294
Morningstar, Inc. (b)	74,500	2,384,000
Nasdaq Stock Market, Inc. (b)	23,581	597,778
OceanFirst Financial Corp.	2,100	50,694
Prosperity Bancshares, Inc.	40,000	1,210,000
Provident Financial Holdings, Inc.	1,400	39,270
Texas Regional Bancshares, Inc., Class A	82,055	2,362,363
TierOne, Corp.	20,800	547,248
Westamerica Bankcorp.	37,700	1,947,205

		31,834,584

Financial Investments (0.0%)
Stifel Financial (b)	1,300	46,670

Financial Services (2.6%)
Ace Cash Express, Inc. (b)	276	5,385
Advanta Corp., Class B	30,569	862,963
Bank of Hawaii Corp.	35,343	1,739,582
Bankrate, Inc. (b)	34,270	940,026
City National Corp.	41,372	2,899,763
CompuCredit Corp. (b)	6,900	306,498
Corporate Executive Board Co.	80,900	6,308,583
Cullen/Frost Bankers, Inc.	4,802	236,931
Downey Financial Corp.	38,007	2,314,626
Factset Research Systems, Inc.	162,900	5,740,596
Federal Agricultural Mortgage Corp.	1,900	46,246

Protective Life Corp.	29,296	1,206,409
SWS Group, Inc.	5,300	86,920
Westcorp, Inc.	29,561	1,741,143

		24,435,671

Food & Beverage (1.5%)
AFC Enterprises, Inc.	110,050	1,269,977
Chiquita Brands International, Inc.	60,812	1,699,695
Domino’s Pizza, Inc.	19,422	452,921
M & F Worldwide Corp. (b)	17,991	279,760
Peet’s Coffee & Tea, Inc. (b)	56,400	1,726,968
Performance Food Group Co. (b)	18,100	571,236
Pilgrim’s Pride Corp.	87,201	3,174,117
Ruddick Corp.	4,000	92,200
Sensient Technologies Corp.	23,900	452,905
The J.M. Smucker Co.	53,600	2,601,744
Treehouse Foods, Inc. (b)	54,100	1,454,208

		13,775,731

Food Distributors, Supermarkets & Wholesalers (0.5%)
Nasch-Finch Co.	59,471	2,509,081
Seaboard Corp.	1,213	1,665,449
Tootsie Roll Industries	8,800	279,400
United Natural Foods, Inc. (b)	11,600	410,176

		4,864,106

Footwear (0.0%)
Steven Madden Ltd. (b)	6,500	148,980

Funeral Services (0.0%)
Alderwoods Group, Inc. (b)	6,743	110,450

Gaming Hotels (0.7%)
Global Payment, Inc.	25,373	1,971,990
Kerzner International Ltd. (b)	48,400	2,688,619
Lakes Entertainment, Inc. (b)	65,100	654,255
Shuffle Master, Inc. (b)	54,750	1,447,043

		6,761,907

Gas Distribution (0.0%)
Enerysouth, Inc.	1,400	38,626

General Merchandise (0.3%)
Provide Commerce (b)	99,900	2,424,573

Gold Mining (0.0%)
Royal Gold	3,086	82,921

Healthcare (3.9%)
American Healthways, Inc. (b)	84,700	3,591,280
Apria Healthcare Group, Inc. (b)	25,700	820,087
Beverly Enterprises, Inc. (b)	103,550	1,268,488
Charles River Laboratories International, Inc. (b)	26,000	1,134,120
Dentsply International, Inc.	3,637	196,471
Haemonetics Corp. (b)	33,780	1,605,563
Henry Schein, Inc. (b)	28,000	1,193,360
IDEXX Laboratories, Inc. (b)	85,952	5,748,469
K-V Pharmaceutical Co. (b)	158,050	2,808,549
LifePoint Hospitals, Inc. (b)	22,239	972,511
Magellan Health Services, Inc. (b)	41,958	1,474,824
Mentor Corp.	100,600	5,534,005
Respironics, Inc. (b)	86,445	3,646,250
Serologicals Corp. (b)	29,500	665,520
Techne Corp. (b)	73,404	4,182,560
Vertrue, Inc. (b)	42,888	1,558,979

		36,401,036

Healthcare Services (0.9%)
Amsurg Corp. (b)	153,016	4,186,518
Dendrite International, Inc. (b)	145,200	2,917,068

Genesis Healthcare Corp. (b)	38,434	1,549,659

		8,653,245

Home Furnishings (0.5%)
Bassett Furniture Industries, Inc.	52,000	968,240
Genlyte Group, Inc. (b)	19,500	937,560
SCP Pool Corp.	82,200	2,871,246
Select Comfort Corp. (b)	3,300	65,934
Toro Co.	6,765	248,681

		5,091,661

Hospitals (0.0%)
Kinetic Concept (b)	2,107	119,678

Hotels, Restaurants & Leisure (0.4%)
Boykin Lodging Co. (b)	15,223	189,070
Great Wolf Resorts, Inc. (b)	95,286	985,257
LA Quinta Corp. (b)	91,700	796,873
Lasalle Hotel Properties	40,300	1,388,335
Orient Express Hotels Ltd.	22,400	636,608

		3,996,143

Human Resources (0.0%)
Hudson Highland Group, Inc. (b)	7,900	197,263

Industrial (0.3%)
Actuant Corp.	17,000	795,600
Agnico-Eagle Mines Ltd.	38,100	564,261
Airgas, Inc.	10,400	308,152
Blount International, Inc. (b)	49,174	867,429
Gerber Scientific, Inc. (b)	24,708	193,711
Titan International, Inc.	6,000	82,380

		2,811,533

Instrument Controls (0.0%)
X-Rite, Inc.	4,600	57,040

Insurance (1.9%)
American Financial Group, Inc.	44,073	1,495,397
Arch Capital Group Ltd. (b)	4,817	238,875
Argonaut Group, Inc. (b)	3,600	97,236
Aspen Insurance Holdings Ltd.	140,788	4,160,285
Brown & Brown, Inc.	25,800	1,282,002
Endurance Specialty Holdings Ltd.	53,477	1,824,100
First American Corp.	9,719	443,867
HCC Insurance Holdings, Inc.	30,150	860,180
Hilb, Rogal & Hamilton Co.	26,300	981,516
Max Re Capital Ltd.	38,064	943,607
Montpelier Re Holdings Ltd.	17,700	439,845
Safety Insurance Group, Inc.	36,870	1,312,203
Tower Group, Inc.	80,000	1,209,600
United Fire & Casualty Co.	17,400	784,914
Zenith National Insurance Corp.	29,598	1,855,499

		17,929,126

Internet Content (0.9%)
Checkfree Corp. (b)	100,785	3,811,689
CNET Networks, Inc. (b)	144,549	1,961,530
Overstock.com, Inc. (b)	37,000	1,418,950
SINA Corp. (b)	36,700	1,009,250

		8,201,419

Internet Services (0.3%)
Akamai Technologies, Inc. (b)	119,300	1,902,835
ECOLLEGE.COM, Inc. (b)	5,700	84,702
J2 Global Communications, Inc. (b)	2,700	109,134
Online Resources & Commmunications Corp. (b)	11,500	121,670
Trizetto Group, Inc. (b)	34,132	481,944
United Online, Inc.	11,300	156,505

		2,856,790

Investment Companies (0.2%)
Calamos Asset Management, Inc.	65,982	1,628,436

Leisure (1.3%)
Gaylord Entertainment (b)	108,300	5,160,495
Steinway Musical Instruments, Inc. (b)	9,609	253,197
Sunterra Corp. (b)	10,800	141,804
Vail Resorts, Inc. (b)	129,442	3,721,458
WMS Industries, Inc. (b)	101,500	2,855,195

		12,132,149

Life & Health Insurance (0.1%)
Conseco, Inc. (b)	54,867	1,158,242
Phoenix Co., Inc.	8,400	102,480

		1,260,722

Machinery (3.0%)
AGCO Corp. (b)	42,500	773,500
Applied Industrial Technology, Inc.	54,825	1,967,121
Bucyrus Internaional Inc., Class A	46,500	2,284,545
Circor International, Inc.	4,234	116,223
Cognex Corp.	39,900	1,199,793
Commercial Metals Co.	27,800	937,972
Cummins Engine, Inc.	23,867	2,100,057
Dionex Corp. (b)	38,600	2,094,050
Flow International Corp. (b)	20,233	156,199
Gardner Denver, Inc. (b)	22,310	995,026
Graco, Inc.	16,400	562,192
Intevac (b)	23,300	240,223
JLG Industries, Inc.	64,269	2,351,603
Joy Global, Inc.	82,500	4,162,949
Kennametal, Inc.	17,574	861,829
Middleby Corp. (b)	27,200	1,972,000
Regal-Beloit Corp.	22,300	723,412
Roper Industries, Inc.	42,800	1,681,612
Tecumseh Products Co., Class A	25,000	538,000
Wabtec Corp.	35,900	979,352
Zebra Technologies Corp. (b)	38,247	1,495,075

		28,192,733

Machinery & Capital Goods (0.1%)
Stewart & Stevenson Services, Inc.	27,400	653,490

Manufactured Housing (0.0%)
Fleetwood Enterprises, Inc. (b)	5,100	62,730

Manufacturing (0.0%)
Flanders Corp. (b)	8,900	108,046
Lone Star Technologies, Inc. (b)	5,021	279,117

		387,163

Materials (0.0%)
Sun Hydraulics Corp.	3,443	83,665

Medical - Biomedical/Genetic (0.0%)
Arqule (b)	9,000	70,470
Cotherix, Inc. (b)	9,200	128,340
Momenta Pharmaceuticals, Inc. (b)	7,900	215,275

		414,085

Medical Information Systems (0.0%)
Computer Programs & Systems, Inc.	7,600	262,504

Medical Equipment & Supplies (1.3%)
Alliance Imaging, Inc. (b)	36,478	311,887
Allscripts Healthcare Solutions, Inc. (b)	158,600	2,857,972
Amedisys, Inc. (b)	15,500	604,500

American Medical Systems Holdings, Inc. (b)	53,400	1,076,010
Conmed Corp. (b)	25,173	701,823
Kyphon Inc. (b)	36,400	1,599,416
Per-Se Technologies, Inc. (b)	38,572	796,898
Sybron Dental Specialties, Inc. (b)	29,698	1,234,843
Unifirst Corp.	34,034	1,193,572
Young Innovations, Inc.	44,300	1,677,198

		12,054,119

Medical Instruments (0.1%)
Cepheid, Inc. (b)	7,900	58,381
DJ Orthopedics, Inc. (b)	15,900	460,146

		518,527

Medical Products (2.9%)
Animas Corp. (b)	58,200	913,740
Arrow International, Inc.	22,413	632,047
Bio-Rad Laboratories, Inc., Class A (b)	14,800	813,852
CNS, Inc.	18,989	495,043
Dade Behring Holdings, Inc.	164,605	6,034,419
Edwards Lifesciences Corp. (b)	19,456	864,041
Gen-Probe, Inc. (b)	29,900	1,478,555
Healthtronics, Inc. (b)	180,893	1,801,694
ICU Medical, Inc. (b)	65,100	1,872,276
Impax Laboratories, Inc. (b)	109,500	1,319,475
Martek Biosciences Corp. (b)	64,600	2,269,398
MGI Pharma, Inc. (b)	27,800	648,018
Millipore Corp. (b)	19,964	1,255,536
Nutraceutical International Corp. (b)	17,225	244,940
Owens & Minor, Inc.	43,767	1,284,561
PSS World Medical, Inc. (b)	155,300	2,071,702
Surmodics, Inc. (b)	43,193	1,671,137
Telik, Inc. (b)	46,500	760,740
Vital Signs, Inc.	3,452	159,103
West Pharmaceutical Services, Inc.	10,003	296,789

		26,887,066

Medical Providers (0.2%)
Kindred Healthcare, Inc. (b)	50,137	1,494,083

Medical Systems (0.0%)
Tripath Imaging, Inc. (b)	15,000	105,900

Metal Processors & Fabrication (0.0%)
Earle M. Jorgensen Co. (b)	3,543	33,765
NN Inc.	4,400	52,756

		86,521

Metals (0.5%)
Allegheny Technologies, Inc.	19,200	594,816
CFF Recycling	2,695	78,559
Cleveland Cliffs, Inc.	9,600	836,256
Quanex Corp.	41,053	2,718,530

		4,228,161

Motion Pictures & Services (0.2%)
Dreamworks Animation Skg, Inc. (b)	53,331	1,475,135

Multi-Media (0.1%)
Cumulus Media, Inc. (b)	25,600	319,744
Sinclair Broadcast Group, Inc., Class A	34,061	302,121

		621,865

Networking Products (0.0%)
3Com Corp. (b)	97,000	395,760

Office Equipment & Supplies (0.5%)
CompX International, Inc. (b)	2,866	47,002
Ennis Business Forms, Inc.	74,700	1,254,960
John H. Harland, Co.	37,941	1,684,580
United Stationers, Inc. (b)	40,100	1,919,187

		4,905,729

Office Services & Supplies (0.0%)
Standard Register Co.	1,800	26,910

Oil & Gas (6.6%)
Cabot Oil & Gas Corp., Class A	50,088	2,529,945
Cal Dive International, Inc. (b)	77,785	4,932,346
Carbo Ceramics, Inc.	22,950	1,514,471
Cimarex Energy Co. (b)	73,948	3,352,063
Encore Acquisition Co. (b)	120,450	4,679,483
Energen Corp.	99,128	4,288,277
Frontier Oil Corp.	62,564	2,774,713
Grey Wolf, Inc. (b)	123,200	1,038,576
Hydril Co. (b)	15,000	1,029,600
Markwest Hydrocarbon, Inc.	800	20,000
National-Oilwell, Inc. (b)	46,452	3,056,542
Newfield Exploration Co. (b)	68,000	3,338,800
Nicor, Inc.	20,018	841,357
Oceaneering International, Inc. (b)	54,100	2,889,481
Offshore Logistics, Inc. (b)	26,498	980,426
Range Resources Corp.	126,700	4,891,886
Remington Oil & Gas Corp. (b)	16,962	703,923
Seacor Holdings, Inc. (b)	18,029	1,308,545
St. Mary Land & Exploration Co.	131,400	4,809,239
Swift Energy Co. (b)	61,887	2,831,330
Tesoro Petroleum Corp.	22,453	1,509,740
Tetra Technologies, Inc. (b)	4,500	140,490
UGI Corp.	100,667	2,833,776
Unit Corp. (b)	54,000	2,985,120
Universal Compression Holdings, Inc. (b)	6,700	266,459
Vintage Petroleum, Inc.	11,282	515,136
W-H Energy Services, Inc. (b)	26,100	846,162

		60,907,886

Oil & Gas Exploration Services (1.7%)
Carrizo Oil & Gas, Inc. (b)	28,000	820,400
Comstock Resources, Inc. (b)	28,600	938,366
Core Laboratories NV (b)	13,089	422,251
Forest Oil Corp. (b)	43,788	2,281,355
Hanover Compressor Co. (b)	7,400	102,564
Harvest Natural Resources, Inc. (b)	59,488	638,306
Hornbeck Offshore Services, Inc. (b)	21,929	803,259
KCS Energy, Inc. (b)	60,100	1,654,553
Petrohawk Energy Corp. (b)	69,800	1,005,818
Quicksilver Resources, Inc. (b)	69,990	3,344,823
Stone Energy Corp. (b)	24,300	1,483,272
Veritas DGC, Inc. (b)	58,391	2,138,278
Whiting Petroleum Corp. (b)	7,800	341,952

		15,975,197

Packaging (0.1%)
STAMPS.COM, Inc. (b)	50,000	860,500

Paper & Related Products (0.1%)
Glatfelter Co.	35,400	498,786

Patient Monitoring Equipment (0.0%)
Aspect Medical Systems, Inc. (b)	7,900	234,077
Somanetics Corp. (b)	7,500	187,500

		421,577

Pharmaceutical Preparation (0.1%)
Adams Respiratory Therapeutics Inc. (b)	30,916	998,278

Pharmaceuticals (0.7%)
Acadia Pharmaceuticals, Inc. (b)	4,800	54,576
Alkermes, Inc. (b)	21,610	363,048
Alpharma, Inc., Class A	24,469	608,544
Enzon Pharmaceuticals, Inc. (b)	24,600	163,098
Eyetech Pharmeuticals, Inc. (b)	24,100	432,836
King Pharmaceuticals, Inc. (b)	118,296	1,819,393
Kos Pharmaceuticals, Inc. (b)	13,208	884,011
Medicis Pharmaceutical Corp., Class A	4,600	149,776
Noven Pharmaceuticals, Inc. (b)	43,500	609,000
Taro Pharmaceuticals USA, Inc. (b)	38,900	1,000,897
Threshold Pharmaceuticals, Inc. (b)	4,200	57,330
Watson Pharmaceutical, Inc. (b)	18,532	678,457

		6,820,966

Power Conversion Supply Equipment (0.0%)
Vicor Corp.	2,900	43,935

Printing (0.3%)
Consolidated Graphics, Inc. (b)	6,949	299,154
Potlatch Corp.	16,278	848,409
Proquest Co. (b)	25,700	930,340
Scholastic Corp. (b)	14,336	529,859
Vistaprint Ltd. (b)	20,500	312,625

		2,920,387

Publishing (0.0%)
Playboy Enterprises, Inc. (b)	10,790	152,139

Quarrying (0.2%)
Compass Minerals International, Inc.	84,000	1,932,000

Real Estate Investment Trust (2.2%)
Aames Investment Corp.	10,600	66,568
Affordable Residential Communities	14,000	141,540
Alexander’s, Inc. (b)	6,500	1,755,000
American Campus Co.	1,773	42,587
American Financial Realty Trust	83,700	1,188,540
Arbor Realty Trust, Inc.	4,800	134,880
Ashford Hospitality Trust, Inc.	145,540	1,566,010
Bimini Mortgage Management, Inc., Class A	5,900	66,670
Biomed Realty Trust, Inc.	31,150	772,520
CBL & Associates Properties, Inc.	43,671	1,790,074
Entertainment Properties	2,300	102,649
Equity Inns, Inc.	94,400	1,274,400
Equity Lifestyle Properties, Inc.	1,396	62,820
Essex Property Trust, Inc.	7,100	639,000
Felcor Lodging Trust, Inc. (b)	2,959	44,829
Fieldstone Investment Co.	13,600	158,576
First Industrial Realty Trust	7,000	280,350
Glimcher Realty Trust	30,000	734,100
Homebanc Corp.	18,800	145,136
Housevalues, Inc. (b)	48,100	687,830
Inland Real Estate, Corp.	10,900	170,694
InnKeepers USA Trust	55,920	863,964
Investors Real Estate Trust	6,000	57,000
Jer Investors Trust (b)	62,100	1,121,526
Jones Lang LaSalle, Inc.	25,500	1,174,530
KKR Financial Corp.	3,400	75,616
Lexington Corporate Properties Trust	5,400	127,170
LTC Properties, Inc.	13,800	292,560
Luminent Mortgage Capital, Inc.	15,800	119,290
Mack-Cali Realty Corp.	817	36,716
Meristar Hospitality Corp. (b)	43,976	401,501

Mission West Properties, Inc.	16,772	168,391
National Health Investors, Inc.	3,000	82,830
Nationwide Health Properties, Inc.	46,900	1,092,770
Omega Healthcare Investors, Inc.	1,800	25,056
Saul Centers	240	8,638
Taubman Centers, Inc.	19,100	605,470
Trizec Properties, Inc.	87,889	2,026,721
Winston Hotels, Inc.	9,000	90,000

		20,194,522

Real Estate Operators & Developers (0.0%)
Avatar Holdings (b)	1,200	71,088

Recreation (0.0%)
Main Street & Main (b)	12,735	70,043

Reinsurance (0.1%)
Axis Capital Holdings	23,097	658,496
Platinum Underwriter Holdings Ltd.	11,045	330,135

		988,631

Research & Development (0.1%)
Albany Molecular Research (b)	17,318	210,933
Kendle International (b)	2,022	56,899
Life Sciences Research, Inc. (b)	9,448	142,854
PRA International (b)	20,059	607,988

		1,018,674

Residential (0.3%)
Desarrolladora Homex ADR (b)	105,700	3,246,047

Resorts & Theme Parks (0.0%)
Bluegreen Corp. (b)	5,631	99,387

Restaurants (0.8%)
Dave & Buster’s, Inc. (b)	9,547	127,452
IHOP Corp.	23,700	965,538
Jack In the Box, Inc. (b)	37,644	1,125,932
Luby’s Cafeteria, Inc. (b)	18,815	245,724
Papa John’s International, Inc. (b)	11,901	596,478
PF Chang’s China Bistro, Inc. (b)	73,000	3,272,591
Ruby Tuesday, Inc.	14,400	313,344
Ryan’s Restaurant Group, Inc. (b)	66,400	774,888

		7,421,947

Retail (4.8%)
AC Moore Arts & Crafts, Inc. (b)	30,500	584,990
Barnes & Noble, Inc.	34,496	1,300,499
Bebe Stores, Inc.	7,000	122,500
Big 5 Sporting Goods Corp.	66,000	1,574,760
BJ’s Restaurants, Inc. (b)	98,935	2,021,242
Blue Nile, Inc. (b)	79,600	2,518,544
Bon-Ton Stores, Inc.	9,000	174,780
Build-A-Bear Workshop, Inc. (b)	67,700	1,509,710
Cabelas, Inc., Class A (b)	13,200	242,484
Carter’s, Inc. (b)	39,100	2,220,880
Cato Corp.	7,000	139,510
Charming Shoppes, Inc. (b)	46,952	500,978
Children’s Place Retail Stores, Inc. (b)	45,860	1,634,450
Citi Trends, Inc. (b)	57,000	1,244,310
CSK Auto Corp. (b)	19,205	285,770
DEB Shops	3,000	65,220
Dick’s Sporting Goods, Inc. (b)	8,800	264,968
Eddie Bauer Holdings, Inc. (b)	39,500	977,625
Fossil, Inc. (b)	130,300	2,370,157
Genesco, Inc. (b)	44,106	1,642,507
Handleman Co.	5,100	64,413
Loews Corp.	82,685	3,276,807

Longs Drug Stores Corp.	54,802	2,350,458
Men’s Wearhouse, Inc. (b)	13,400	357,780
Movie Gallery, Inc.	69,527	722,386
Pacific Sunwear of California, Inc. (b)	37,000	793,280
Pantry, Inc. (b)	70,277	2,626,251
Payless ShoeSource, Inc. (b)	62,055	1,079,757
Petco Animal Supplies, Inc. (b)	20,000	423,200
Ralcorp Holding, Inc.	15,900	666,528
Rent-A-Center, Inc. (b)	3,200	61,792
Rex Stores Corp. (b)	44,200	605,540
Rocky Mountain Chocolate Factory, Inc.	26,900	392,740
School Specialty, Inc. (b)	22,800	1,112,184
Shoe Carnival (b)	9,500	151,145
ShopKo Stores, Inc. (b)	39,085	997,449
Stage Store, Inc.	15,855	426,024
The Sportsman’s Guide (b)	1,599	43,653
Tractor Supply Co. (b)	76,889	3,509,982
Trans World Entertainment Corp. (b)	74,321	586,393
Tuesday Morning Corp.	68,100	1,761,747
West Marine, Inc. (b)	5,000	73,900
Zumiez, Inc. (b)	6,200	202,306

		43,681,599

Retail Automobile (0.0%)
Asbury Automotive Group (b)	8,900	151,567
Rush Enterprises Inc. Class A (b)	19,400	296,432

		447,999

Retail Specialty (0.1%)
Maidenform Brands, Inc. (b)	76,500	1,051,875

Schools (0.7%)
Bright Horizons Family Solutions, Inc. (b)	70,200	2,695,680
Strayer Education, Inc.	45,300	4,281,756

		6,977,436

Semiconductor Equipment (0.7%)
ADE Corp. (b)	12,800	287,744
Axcelis Technologies, Inc. (b)	110,600	577,332
Cypress Semiconductor Corp. (b)	31,300	471,065
ON Semiconductor Corp. (b)	143,900	743,963
Photronics, Inc. (b)	13,819	268,089
Pixelworks, Inc. (b)	21,100	139,049
Power Integrations, Inc. (b)	32,500	706,875
Tessera Technologies, Inc. (b)	91,000	2,721,810
Ultratech Stepper, Inc. (b)	38,600	601,774

		6,517,701

Semiconductors (0.1%)
Cymer, Inc. (b)	10,342	323,911
Emulex Corp. (b)	25,615	517,680

		841,591

Software (0.0%)
Vignette Corp. (b)	24,400	388,204

Steel (0.7%)
AK Steel Holding Corp. (b)	17,213	147,515
Carpenter Technology Corp.	15,380	901,422
Chaparral Steel (b)	6,586	166,099
Oregon Steel Mills, Inc. (b)	6,507	181,545
Reliance Steel & Aluminum Co.	6,606	349,656
Ryerson Tull, Inc.	52,400	1,116,120
Shaw Group, Inc. (b)	45,800	1,129,428
Shiloh Industries, Inc. (b)	9,385	125,665
Steel Dynamics, Inc.	10,400	353,184
Texas Industries, Inc.	44,500	2,420,800

		6,891,434

Technology (1.0%)
Atheros Communications (b)	76,500	746,640
Black Box Corp.	24,000	1,007,040
CACI International, Inc., Class A (b)	23,100	1,399,860
Cogent, Inc. (b)	44,900	1,066,375
Coherent, Inc. (b)	35,034	1,025,796
Electronics For Imaging, Inc. (b)	66,400	1,523,216
Flamel Technologies ADR-SP (b)	37,580	702,746
Intergraph Corp. (b)	41,386	1,850,368
Progress Software Corp. (b)	8,919	283,357
Tessco Technologies, Inc. (b)	12,317	161,106

		9,766,504

Telecommunication Equipment (0.2%)
Anaren Microwave, Inc. (b)	3,600	50,760
Plantronics, Inc.	19,240	592,784
Polycom, Inc. (b)	47,200	763,225
SpectraLink Corp.	22,900	291,975
West Corp. (b)	7,375	275,751

		1,974,495

Telecommunication Services (1.0%)
Cincinnati Bell (b)	16,391	72,284
Commonwealth Telephone Enterprises, Inc.	8,718	328,669
Comtech Telecommunications Corp. (b)	62,193	2,579,144
Digi International, Inc. (b)	35,200	377,696
Fairpoint Communications, Inc.	70,300	1,028,489
Jamdat Mobile, Inc. (b)	57,200	1,201,200
Premiere Global Services, Inc. (b)	106,691	872,732
SBA Communications Corp. (b)	109,412	1,690,415
Talk America Holdings, Inc. (b)	73,218	690,446
Valor Communications Group	35,591	485,105

		9,326,180

Telephone Integrated (0.0%)
Golden Telecom, Inc.	2,600	82,082

Textiles (0.3%)
Greif, Inc.	24,400	1,466,440
Myers Industries, Inc.	60,200	700,728
Valhi	48,000	863,040

		3,030,208

Thrifts (0.0%)
BFC Financial Corp. (b)	10,800	75,384

Tire & Rubber (0.3%)
Cooper Tire & Rubber Co.	38,500	587,895
Goodyear Tire & Rubber Co. (b)	116,471	1,815,783

		2,403,678

Tools (0.2%)
Snap-On, Inc.	26,900	971,628
The Stanley Works	19,546	912,407

		1,884,035

Toys (0.2%)
Hasbro, Inc.	1,691	33,228
Jakks Pacific, Inc. (b)	111,822	1,814,871

		1,848,099

Transportation (2.1%)
Arkansas Best Corp.	7,549	263,234
EGL, Inc. (b)	15,545	422,047
Forward Air Corp.	9,728	358,380
Frontier Airlines, Inc. (b)	10,624	103,903
Greenbrier Cos., Inc.	38,900	1,293,036

Heartland Express, Inc.	35,601	724,124
HUB Group, Inc., Class A (b)	20,000	734,200
J.B. Hunt Transport Services, Inc.	159,400	3,030,194
Kansas City Southern Industries, Inc. (b)	161,160	3,756,640
Kirby Corp. (b)	7,523	371,862
Knight Transportation, Inc.	17,006	414,266
Laidlaw International, Inc.	29,136	704,217
Landstar System, Inc.	142,004	5,684,419
Overseas Shipholding Group, Inc.	16,000	933,280
SCS Transportation, Inc. (b)	24,100	378,611
Sirva, Inc. (b)	7,000	52,220
SkyWest, Inc.	17,129	459,400

		19,684,033

Travel Services (0.2%)
Ambassadors Group, Inc.	67,320	1,501,236

Utilities (0.9%)
Allegheny Energy, Inc. (b)	72,529	2,228,091
American States Water Co.	31,900	1,067,374
Gasco Energy Inc. (b)	298,600	1,985,690
IDACORP, Inc.	11,200	337,456
Northwestern Corp.	31,333	945,943
Westar Energy, Inc.	95,700	2,309,241

		8,873,795

Veterinary Diagnostics (0.5%)
Petmed Express, Inc. (b)	20,679	214,234
VCA Antech, Inc. (b)	161,100	4,111,272

		4,325,506

Waste Disposal (0.2%)
Metal Management, Inc.	61,549	1,560,267

Water (0.0%)
Pico Holdings, Inc. (a) (b)	1,102	38,724

Wholesale Distribution (0.2%)
Beacon Roofing Supply, Inc. (b)	58,500	1,911,195

Wireless Equipment (0.0%)
Novatel Wireless, Inc. (b)	15,000	217,050
Orchid Cellmark Inc. (b)	13,000	110,500

		327,550

		766,653,119

Total Common Stocks		908,890,108

Mutual Fund (0.0%)
United States (0.0%)
Federated Prime Obligation Institutional Class, 3.25%, 05/01/42	254,222	254,222

Total Mutual Fund		254,222

Rights (0.0%)
United States (0.0%)
Real Estate Investment Trust (0.0%)
Kungsleden AB Rights	54,132	105,454

Total Rights		105,454

Commercial Paper (0.1%)
United States (0.1%)
Financial Services (0.1%)
Countrywide Home Loans, 0.00%, 10/03/05	895,000	894,805

Total Commercial Paper		894,805

Total Investments (Cost $732,612,463) (a) - 97.2%		910,144,589
Other assets in excess of liabilities - 2.8%		26,219,342

NET ASSETS - 100.0%		$936,363,931

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security

(c)	Fair Valued Security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Gartmore Variable Insurance Trust

Gartmore GVIT Money Market Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER (34.9%)
Asset Backed - Mortgages (5.1%)
Georgetown Funding Co. (b) (1.6%)
3.85%, 10/06/05	14,951,000	$14,943,005
3.73%, 10/27/05	15,000,000	14,959,809

		29,902,814

Thornburg Mortgage Capital (b) (3.5%)
3.68%, 10/05/05	26,000,000	25,989,382
3.83%, 10/11/05	4,814,000	4,808,878
3.77%, 10/17/05	35,000,000	34,941,511

		65,739,771

		95,642,585

Asset Backed - Repurchase Agreement (1.9%)
Liquid Funding (b) (1.9%)
3.59%, 12/06/05	36,038,000	35,803,636

Asset Backed CDO - Trust Preferred (3.5%)
Lockhart Funding LLC (b) (3.5%)
3.77%, 10/21/05	16,000,000	15,966,578
3.81%, 11/03/05	14,278,000	14,228,265
3.84%, 11/22/05	37,133,000	36,928,108

		67,122,951

Asset Backed - Domestic (1.5%)
CC USA, Inc. (b) (0.9%)
3.77%, 10/17/05	3,000,000	2,994,987
3.79%, 10/27/05	14,000,000	13,961,780

		16,956,767

Harrier Financial Funding US LLC (b) (0.6%)
3.68%, 10/07/05	12,000,000	11,992,660

		28,949,427

Asset Backed - Yankee (9.6%)
Giro Funding Corp. (b) (0.2%)
3.78%, 10/21/05	3,563,000	3,555,537

Greyhawk Funding LLC (b) (3.2%)
3.67%, 10/05/05	2,930,000	2,928,808
3.76%, 10/21/05	4,780,000	4,770,042
3.77%, 10/25/05	45,000,000	44,887,201
3.77%, 11/07/05	8,000,000	7,969,084

		60,555,135

K2 (USA) LLC (b) (0.5%)
3.77%, 10/20/05	10,400,000	10,379,362

Klio II Funding Corp (b) (3.7%)
3.80%, 10/20/05	42,195,000	42,110,598
3.80%, 10/21/05	20,000,000	19,957,889
3.81%, 10/26/05	8,000,000	7,978,889

		70,047,376

Stanfield Victoria Funding LLC (b) (2.0%)
3.79%, 10/20/05	1,267,000	1,264,472
3.79%, 10/25/05	2,685,000	2,678,252
3.83%, 11/30/05	9,328,000	9,268,923
3.61%, 12/16/05	7,000,000	6,947,497

3.72%, 08/09/06	17,000,000	16,997,802

		37,156,946

		181,694,356

Asset Backed - Trade & Term Receivables (13.3%)
Falcon Asset Securitization Corp. (b) (3.7%)
3.77%, 10/17/05	3,859,000	3,852,551
3.77%, 10/21/05	16,343,000	16,308,861
3.77%, 11/02/05	32,672,000	32,562,803
3.81%, 11/07/05	16,645,000	16,580,129

		69,304,344

Golden Funding Corp. (b) (2.9%)
3.62%, 10/03/05	4,483,000	4,482,101
3.67%, 10/04/05	8,000,000	7,997,560
3.63%, 10/07/05	28,382,000	28,364,643
3.76%, 10/17/05	10,926,000	10,907,790
3.88%, 12/13/05	3,654,000	3,625,473

		55,377,567

Kitty Hawk Funding Corp. (b) (3.1%)
3.77%, 10/21/05	19,062,000	19,022,182
3.79%, 10/25/05	40,000,000	39,899,200

		58,921,382

Old Line Funding Corp. (b) (3.6%)
3.80%, 11/02/05	5,069,000	5,051,923
3.77%, 11/03/05	25,000,000	24,913,833
3.78%, 11/07/05	38,499,000	38,349,827

		68,315,583

		251,918,876

Total Asset Backed Commercial Paper		661,131,831

COMMERCIAL PAPER (31.8%)
Agricultural Services (0.6%)
Cargill, Inc. (b) (0.6%)
3.77%, 10/19/05	11,190,000	11,168,963

Banks - Domestic (0.8%)
HSBC Americas, Inc. (0.8%)
3.78%, 11/30/05	15,000,000	14,906,250

Banks - Foreign (11.0%)
Abbey National N America LLC (1.8%)
3.79%, 10/04/05	30,000,000	29,990,525
3.87%, 11/28/05	5,000,000	4,969,026

		34,959,551

ANZ National (Int’l) Ltd. (b) (0.7%)
3.63%, 10/03/05	8,000,000	7,998,391
3.80%, 10/14/05	5,000,000	4,993,157

		12,991,548

Barclays US Funding Corp. (2.9%)
3.77%, 10/24/05	45,000,000	44,891,901
3.78%, 10/26/05	11,000,000	10,971,201

		55,863,102

HBOS Treasury Services PLC (0.2%)
3.82%, 11/09/05	1,500,000	1,493,825
3.90%, 11/30/05	2,200,000	2,185,810

		3,679,635

KBC Financial Products International Ltd. (1.5%)
3.90%, 10/03/05	8,400,000	8,398,180
3.90%, 11/29/05	20,000,000	19,873,150

		28,271,330

Societe Generale North American (0.4%)
3.89%, 12/12/05	8,000,000	7,938,240

UBS Finance (DE) LLC (2.4%)
3.64%, 10/17/05	4,601,000	4,593,577
3.76%, 10/19/05	4,175,000	4,167,172
3.77%, 11/04/05	20,137,000	20,065,491
3.89%, 11/28/05	13,000,000	12,919,154
3.88%, 12/08/05	3,800,000	3,772,366

		45,517,760

Westpac Capital Corp. (1.1%)
3.64%, 10/17/05	4,700,000	4,692,438
3.82%, 11/14/05	15,464,000	15,392,179

		20,084,617

		209,305,783

Banks - Mortgage (6.3%)
Nationwide Building Society (b) (3.5%)
3.77%, 10/26/05	68,000,000	67,822,195

Northern Rock PLC (b) (2.8%)
3.81%, 10/21/05	50,000,000	49,894,444
3.76%, 10/28/05	2,800,000	2,792,125

		52,686,569

		120,508,764

Broker/Dealer (2.0%)
Morgan Stanley Dean Witter & Co. (2.0%)
3.80%, 10/06/05	8,000,000	7,995,778
3.77%, 10/07/05	30,000,000	29,981,150

		37,976,928

Financial Services (4.2%)
ING US Funding (2.4%)
3.77%, 10/18/05	3,000,000	2,994,673
3.77%, 11/03/05	12,400,000	12,357,261
3.84%, 11/10/05	18,400,000	18,321,750
3.81%, 11/22/05	12,000,000	11,934,480

		45,608,164

Rabobank USA Finance Corp. (1.8%)
3.87%, 10/03/05	33,472,000	33,464,797

		79,072,961

Insurance Carriers (1.6%)
Allianz Finance Corp. (b) (1.6%)
3.64%, 10/06/05	25,000,000	24,987,430
3.85%, 11/04/05	2,000,000	1,992,766
3.85%, 12/09/05	3,500,000	3,474,374

		30,454,570

Personal Credit Institutions (3.7%)
American General Finance Corp. (1.9%)
3.76%, 10/06/05	35,000,000	34,981,722

General Electric Capital Corp. (b) (1.8%)
3.87%, 11/28/05	35,000,000	34,783,467

		69,765,189

Subdividers & Developers (1.6%)
Yorkshire Building Society (1.6%)
3.82%, 11/21/05	30,000,000	29,838,500

Total Commercial Paper		602,997,908

FLOATING RATE NOTES (c) (25.5%)
Asset Backed - Repurchase Agreement (1.7%)
Liquid Funding (b) (1.7%)
3.64%, 06/05/06	17,000,000	16,999,407
3.73%, 06/07/06	15,000,000	15,000,000

		31,999,407

Asset Backed CDO (4.5%)
Commodore CDO II Ltd. (b) (1.3%)
3.91%, 12/12/05	25,000,000	25,000,000

Newcastle CDO Ltd. (b) (1.9%)
3.83%, 10/24/05	20,000,000	20,000,000
3.86%, 09/25/06	15,000,000	15,000,000

		35,000,000

NorthLake CDO Ltd. (b) (1.3%)
3.86%, 12/06/05	25,000,000	25,000,000

		85,000,000

Asset Backed - Domestic (2.6%)
Harrier Financial Funding US LLC (b) (2.6%)
3.74%, 02/15/06	25,000,000	24,999,062
3.73%, 09/15/06	25,000,000	24,996,008

		49,995,070

Asset Backed - Yankee (7.4%)
K2 (USA) LLC (b) (1.3%)
3.56%, 03/22/06	25,000,000	24,998,319

Premier Asset Collateralized Entity LLC (b) (2.9%)
3.73%, 02/15/06	25,000,000	25,000,000
3.66%, 09/15/06	30,000,000	29,994,262

		54,994,262

Sigma Finance, Inc. (b) (1.6%)
3.78%, 01/20/06	15,000,000	14,999,085
3.69%, 09/12/06	15,000,000	14,998,450

		29,997,535

Stanfield Victoria Funding LLC (b) (1.6%)
3.79%, 05/24/06	30,000,000	29,997,087

		139,987,203

Banks - Domestic (0.9%)
Wells Fargo & Co. (b) (0.9%)
3.75%, 09/01/06	17,000,000	17,000,000

Banks - Foreign (1.2%)
HBOS Treasury Services PLC (1.2%)
3.87%, 09/22/06	22,000,000	22,000,000

Banks - Mortgage (0.7%)
Northern Rock PLC (b) (0.7%)
3.85%, 07/07/06	12,500,000	12,500,000

Broker & Dealer (3.5%)
Goldman Sachs Group, Inc. (1.9%)
3.95%, 05/19/06	37,000,000	37,000,000

Morgan Stanley Dean Witter & Co. (1.6%)
3.67%, 02/03/06	30,000,000	30,000,000

		67,000,000

Insurance (1.5%)
Allstate Global Life Funding (b) (1.5%)
3.82%, 06/27/06	12,500,000	12,500,000
3.72%, 08/08/06	15,000,000	15,000,000

		27,500,000

Personal Credit Institutions (1.5%)
General Electric Capital Corp. (b) (1.5%)
3.80%, 09/08/06	21,000,000	21,000,000
3.89%, 09/15/06	8,000,000	8,000,000

		29,000,000

Total Floating Rate Notes (c)		481,981,680

TAXABLE MUNICIPAL BONDS (4.6%)
Finance - Consumer Loans (1.1%)
Iowa Student Loan Co. (b) (1.1%)
3.75%, 10/13/05	20,000,000	19,975,000

Finance, Taxation, & Monetary Policy (3.5%)
South Carolina Public Service Authority (b) (1.8%)
3.54%, 10/05/05	35,614,000	35,600,071

Sunshine State Governmental Financing Commission (b) (1.7%)
3.65%, 10/12/05	9,761,000	9,750,144
3.77%, 10/27/05	21,630,000	21,571,106

		31,321,250

		66,921,321

Total Taxable Municipal Bonds		86,896,321

U.S. GOVERNMENT AGENCIES (3.4%)
Federal Home Loan Bank (1.6%)
3.25%, 02/06/06	5,000,000	5,000,000
3.50%, 04/25/06	25,000,000	25,000,000

		30,000,000

Federal National Mortgage Association (1.8%)
4.00%, 08/08/06	35,000,000	35,000,000

Total U.S. Government Agencies		65,000,000

Total Investments (Cost $1,898,007,740) (a) - 100.2%		1,898,007,740
Liabilities in excess of other assets - (0.2)%		(4,190,580)

NET ASSETS - 100.0%		$1,893,817,160

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2005. The maturity date represents the actual maturity date.

CDO	Collateralized Debt Obligation

Gartmore Variable Insurance Trust

Gartmore GVIT Money Market Fund II

Statement of Investments

September 30, 2005

(Unaudited)

	Principal Amount	Value
Commercial Paper (79.9%)
Agricultural Services (3.3%)
Cargill, Inc. (b), 3.77%, 10/04/05	10,000,000	$9,996,858

Bank Holdings Companies (7.2%)
HSBC USA, Inc., 3.78%, 10/13/05	10,000,000	9,987,400
KBC Financial Products Ltd. (b), 3.88%, 10/03/05	11,600,000	11,597,500

		21,584,900

Banks - Foreign (17.1%)
Abbey National N America LLC, 3.79%, 10/05/05	10,000,000	9,995,788
ANZ National Ltd., 3.75%, 10/03/05	2,700,000	2,699,438
ANZ National Ltd., 3.78%, 10/14/05	6,900,000	6,890,582
Barclays U.S. Funding Corp., 3.76%, 10/03/05	1,900,000	1,899,603
National Australia Funding (DE), 3.72%, 10/06/05	10,000,000	9,994,833
Societe Generale, 3.80%, 10/07/05	7,500,000	7,495,250
UBS Finance (DE) LLC, 3.72%, 10/05/05	2,000,000	1,999,167
UBS Finance (DE) LLC, 3.74%, 10/11/05	7,796,000	7,787,826
Westpac Capital Corp., 3.78%, 10/12/05	1,200,000	1,198,614
Westpac Trust Australia, 3.78%, 10/11/05	1,900,000	1,898,005

		51,859,106

Brewery (3.8%)
Anheuser-Busch Co., 3.80%, 10/03/05	11,600,000	11,597,551

Financial Services (10.1%)
Citigroup Global, 3.78%, 10/06/05	10,000,000	9,994,750
ING (US) Funding LLC, 3.74%, 10/14/05	10,500,000	10,485,819
Rabobank USA Finance Corp., 3.75%, 10/03/05	10,000,000	9,997,917

		30,478,486

Insurance (7.2%)
New York Life Capital Corp. (b), 3.82%, 10/03/05	10,004,000	10,001,877
Pacific Life Insurance (b), 3.79%, 10/03/05	11,600,000	11,597,557

		21,599,434

Motorcycles (2.9%)
Harley-Davidson Funding Corp. (b), 3.75%, 10/07/05	8,715,000	8,709,553

Personal Credit Institutions (10.5%)
American General Finance Corp., 3.76%, 10/07/05	10,000,000	9,993,720
General Electric Capital Corp., 3.80%, 10/03/05	5,100,000	5,098,923

General Electric Capital Corp., 3.72%, 10/06/05	3,500,000	3,498,192
General Electric Capital Corp., 3.77%, 10/12/05	3,000,000	2,996,544
Toyota Motor Credit Corp., 3.73%, 10/13/05	10,000,000	9,987,567

		31,574,946

Publishing - Newspapers (3.3%)
Gannett Co. (b), 3.73%, 10/03/05	3,000,000	2,999,378
Gannett Co. (b), 3.74%, 10/04/05	7,000,000	6,997,819

		9,997,197

Short Term Business Credit (7.2%)
American Express Credit Corp., 3.69%, 10/06/05	10,000,000	9,994,875
Prudential Funding LLC, 3.80%, 10/03/05	11,600,000	11,597,551

		21,592,426

Subdividers & Developers (3.8%)
Yorkshire Building Society, 3.86%, 10/03/05	11,600,000	11,597,512

Variety Stores (3.5%)
Target Corp., 3.75%, 10/11/05	10,500,000	10,489,063

Total Commercial Paper		241,077,032

Asset Backed Securities (20.4%)
ABS- Repurchase Agreements (3.3%)
Liquid Funding Ltd., 3.80%, 10/11/05	10,000,000	9,989,444

ABS- Securities Yankee (5.6%)
Giro Funding US Corp. (b), 3.87%, 10/03/05	11,600,000	11,597,506
Greyhawk Funding LLC (b), 3.63%, 10/03/05	3,000,000	2,999,372
Premier Asset Collateralized Entity LLC (b), 3.76%, 10/11/05	2,404,000	2,401,489

		16,998,367

ABS- Trade and Term Receivables (8.2%)
Falcon Asset Securitization Corp., 3.78%, 10/12/05	7,855,000	7,845,928
Golden Funding Corp. (b), 3.75%, 10/04/05	1,026,000	1,025,679
Kitty Hawk Funding Corp. (b), 3.76%, 10/03/05	2,313,000	2,312,517
Kitty Hawk Funding Corp. (b), 3.80%, 10/07/05	1,822,000	1,820,846
Kitty Hawk Funding Corp. (b), 3.77%, 10/14/05	1,698,000	1,695,688
Old Line Funding Corp. (b), 3.78%, 10/03/05	10,000,000	9,997,901

		24,698,559

CDO Trust Preferred (3.3%)
Lockhart Funding LLC (b), 3.80%, 10/06/05	10,000,000	9,994,722

Total Asset Backed Securities		61,681,092

Total Investments (Cost $302,758,124) (a) - 100.3%		302,758,124
Liabilities in excess of other assets - (0.3)%		(940,153)

NET ASSETS - 100.0%		$301,817,971

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Restricted Securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

CDO	Collateralized Debt Obligation

Gartmore Variable Insurance Trust

J.P. Morgan GVIT Balanced Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (62.4%)
Aerospace & Defense (1.2%)
Boeing Co. (The)	8,050	$546,998
General Dynamics Corp.	1,725	206,224
Lockheed Martin Corp.	9,975	608,874
Northrop Grumman Corp.	16,475	895,416
Raytheon Co.	12,200	463,844

		2,721,356

Agricultural Operations (0.1%)
Archer-Daniels-Midland Co.	5,950	146,727

Apparel (0.4%)
Coach, Inc. (b)	5,800	181,888
Nike, Inc., Class B	9,100	743,288
VF Corp.	975	56,521

		981,697

Auto Parts & Equipment (0.1%)
AutoZone, Inc. (b)	775	64,519
Lear Corp.	8,300	281,951

		346,470

Batteries (0.0%)
Energizer Holdings, Inc.	1,200	68,040

Broadcast Media & Cable Television (1.1%)
E.W. Scripps Co., Class A	12,400	619,628
Time Warner, Inc.	5,500	99,605
Viacom, Inc., Class B	55,200	1,822,152

		2,541,385

Building - Residential & Commercial (0.2%)
Lennar Corp., Class A	6,100	364,536
NVR, Inc.	75	66,371
Standard Pacific Corp.	1,450	60,190
Toll Brothers, Inc. (b)	1,575	70,355

		561,452

Business Services (0.9%)
BEA Systems, Inc. (b)	8,025	72,065
Cendant Corp.	5,175	106,812
eBay, Inc. (b)	23,500	968,200
FedEx Corp.	10,200	888,726
Fiserv, Inc.	1,475	67,658
Global Payment, Inc.	900	69,948

		2,173,409

Casino Hotels (0.1%)
Station Casinos, Inc.	2,900	192,444

Chemicals & Diversified (0.9%)
Air Products & Chemicals, Inc.	8,600	474,204
FMC Corp. (b)	1,225	70,095
Nalco Holding Co. (b)	25,400	428,498
Praxair, Inc.	13,500	647,055

Rohm & Haas Co.	13,900	571,707

		2,191,559

Communication Equipment (1.8%)
Corning, Inc. (b)	66,900	1,293,177
Motorola, Inc.	62,775	1,386,700
QUALCOMM, Inc.	32,500	1,454,375

		4,134,252

Computer Equipment (1.9%)
Apple Computer, Inc.	4,150	222,482
Arrow Electronics, Inc.	2,150	67,424
Avnet, Inc. (b)	2,850	69,683
Dell, Inc. (b)	23,800	813,960
EMC Corp. (b)	13,200	170,808
Hewlett-Packard Co.	25,375	740,950
International Business Machines Corp.	21,400	1,716,707
Juniper Networks, Inc. (b)	13,100	311,649
Lexmark International, Inc. (b)	5,900	360,195
Western Digital Corp.	5,450	70,469

		4,544,327

Computer Software & Services (3.4%)
Activision, Inc.	3,350	68,508
Affiliated Computer Services, Inc., Class A (b)	10,000	546,000
BMC Software, Inc. (b)	3,350	70,685
Cadence Design Systems, Inc.	4,300	69,488
Cisco Systems, Inc. (b)	88,100	1,579,632
Computer Sciences Corp. (b)	1,550	73,331
Compuware Corp. (b)	7,450	70,775
EarthLink, Inc.	6,625	70,888
First Data Corp.	400	16,000
McAfee, Inc.	2,300	72,266
Microsoft Corp.	128,900	3,316,596
NCR Corp. (b)	6,500	207,415
Oracle Corp. (b)	107,275	1,329,137
Parametric Technology Corp.	10,200	71,094
Reynolds & Reynolds Co. (The) (b)	2,275	62,358
Sybase, Inc.	3,025	70,846
Symantec Corp. (b)	5,268	119,373

		7,814,392

Conglomerates (1.2%)
Johnson Controls, Inc.	10,900	676,345
Loews Corp.	2,300	212,543
Tyco International Ltd.	50,600	1,409,210
United Technologies Corp.	8,200	425,088

		2,723,186

Construction & Building Materials (0.5%)
Caterpillar, Inc.	3,675	215,906
Centex Corp.	3,600	232,488
Deere & Co.	8,700	532,441
Sherwin Williams Co.	1,575	69,410
USG Corp.	1,125	77,310

		1,127,555

Consumer & Non-Cyclical (0.6%)
Gillette Co.	24,300	1,414,260

Consumer Durable (0.0%)
Black & Decker Corp.	850	69,777

Consumer Products (0.7%)
Church & Dwight, Inc. (b)	1,300	48,022
Fortune Brands, Inc.	200	16,266

Kimberly-Clark Corp.	4,925	293,185
Procter & Gamble Co.	18,398	1,093,945
Smurfit-Stone Container Corp. (b)	15,400	159,544

		1,610,962

Diversified Manufacturing Operations (0.4%)
Danaher Corp.	7,100	382,193
Illinois Tool Works, Inc.	2,300	189,359
SPX Corp.	2,900	133,255
Teleflex, Inc. (b)	875	61,688
Textron, Inc.	975	69,927

		836,422

Drugs (3.5%)
Amgen, Inc. (b)	18,900	1,505,763
Barr Pharmaceuticals, Inc.	1,425	78,261
Bristol-Myers Squibb Co.	12,100	291,126
Eli Lilly & Co.	19,200	1,027,584
Endo Pharmaceuticals Holdings, Inc.	2,400	64,008
Forest Laboratories, Inc. (b)	9,000	350,730
Johnson & Johnson, Inc.	32,900	2,081,911
King Pharmaceuticals, Inc.	4,650	71,517
Kos Pharmaceuticals, Inc.	1,050	70,277
Medicis Pharmaceutical Corp., Class A	4,600	149,776
Merck & Co., Inc.	9,875	268,699
OSI Pharmaceuticals, Inc. (b)	11,800	345,032
Pfizer, Inc.	75,200	1,877,743
Watson Pharmaceutical, Inc. (b)	1,900	69,559

		8,251,986

Electrical Equipment (2.1%)
Eaton Corp.	5,700	362,235
General Electric Co.	133,600	4,498,312

		4,860,547

Electrical Services (2.5%)
AES Corp. (The) (b)	500	8,215
American Electric Power Co., Inc.	5,200	206,440
CMS Energy Corp. (b)	19,675	323,654
Consolidated Edison, Inc.	2,900	140,795
Constellation Energy Group, Inc.	7,900	486,640
Dominion Resources, Inc.	14,900	1,283,485
Duke Energy Corp.	7,350	214,400
Edison International	12,375	585,090
Entergy Corp.	1,700	126,344
Florida Power & Light, Inc.	2,000	95,200
Northeast Utilities	3,900	77,805
PG&E Corp.	9,600	376,800
Pinnacle West Capital Corp.	6,600	290,928
PPL Corp.	15,800	510,814
Scana Corp.	2,100	88,704
Sempra Energy	1,425	67,061
TXU Corp.	2,600	293,488
UGI Corp.	2,125	59,819
Xcel Energy, Inc.	28,300	554,963

		5,790,645

Financial (5.8%)
Affiliated Managers Group, Inc.	975	70,610
American Express Co.	8,000	459,520
AmeriCredit Corp. (b)	2,475	59,078
Ameritrade Holdings Corp. (b)	3,400	73,032
Astoria Financial Corp.	1,700	44,914
CIT Group, Inc.	14,325	647,204

Citigroup, Inc.	84,000	3,823,679
CompuCredit Corp.	1,625	72,183
Countrywide Credit Industries, Inc.	18,700	616,726
E*TRADE Financial Corp. (b)	4,650	81,840
Fannie Mae	2,500	112,050
Franklin Resources, Inc.	2,650	222,494
Freddie Mac	7,700	434,742
Golden West Financial Corp.	4,175	247,953
Goldman Sachs Group, Inc.	12,300	1,495,433
H&R Block, Inc.	2,425	58,152
Lehman Brothers Holdings, Inc.	1,275	148,512
MBNA Corp.	54,400	1,340,415
Mellon Financial Corp.	15,500	495,535
Merrill Lynch & Co., Inc.	900	55,215
Morgan Stanley	31,675	1,708,549
Principal Financial Group, Inc.	1,500	71,055
Providian Financial Corp.	3,850	68,068
Schwab (Charles) Corp.	4,300	62,049
Washington Mutual, Inc.	20,616	808,560
WFS Financial, Inc.	925	62,151

		13,339,719

Financial & Banks (3.4%)
Bank of America Corp.	42,350	1,782,934
Bank of New York Co., Inc.	2,300	67,643
BB&T Corp.	400	15,620
Capital One Financial Corp.	7,050	560,616
Comerica, Inc.	1,100	64,790
KeyCorp	100	3,225
Marshall & Ilsley Corp.	3,400	147,934
National City Corp.	7,775	259,996
North Fork Bancorp, Inc.	19,100	487,050
PNC Financial Services Group	4,075	236,432
State Street Corp.	20,600	1,007,752
TCF Financial Corp.	200	5,350
U.S. Bancorp	61,100	1,715,687
Wachovia Corp.	5,450	259,366
Wells Fargo Co.	24,200	1,417,394

		8,031,789

Food & Beverage (1.8%)
Coca-Cola Co. (The)	45,100	1,947,869
Coca-Cola Enterprises, Inc.	15,500	302,250
General Mills, Inc.	1,300	62,660
Kellogg Co.	5,700	262,941
PepsiCo, Inc.	16,400	930,044
Pilgrim’s Pride Corp. (b)	1,825	66,430
SYSCO Corp.	18,400	577,208

		4,149,402

Healthcare (3.9%)
Bausch & Lomb, Inc.	6,500	524,420
Biomet, Inc.	2,900	100,659
Boston Scientific Corp. (b)	38,300	895,071
Caremark Rx, Inc.	3,900	194,727
Coventry Health Care, Inc.	825	70,967
Gilead Sciences, Inc. (b)	3,750	182,850
Guidant Corp.	900	62,001
HCA-The Healthcare Co.	18,200	872,144
McKesson Corp.	6,100	289,445
Medco Health Solutions, Inc. (b)	4,000	219,320
Sepracor, Inc. (b)	14,800	873,052
UnitedHealth Group, Inc.	9,625	540,925
WellPoint, Inc. (b)	22,850	1,732,487

Wyeth	39,300	1,818,410
Zimmer Holdings, Inc. (b)	8,700	599,343

		8,975,821

Hotels & Motels (0.4%)
Hilton Hotels Corp.	800	17,856
Host Marriott Corp.	24,300	410,670
International Game Technology	8,600	232,200
Marriott International, Inc., Class A	2,500	157,500
Starwood Hotels & Resorts Worldwide, Inc.	2,500	142,925

		961,151

Insurance (3.4%)
Aetna, Inc.	13,350	1,149,968
AFLAC, Inc.	14,300	647,790
Allstate Corp. (The)	2,250	124,403
AMBAC Financial Group, Inc.	13,300	958,398
American International Group, Inc.	7,300	452,308
Assurant, Inc.	9,300	353,958
CIGNA Corp.	2,725	321,169
Genworth Financial, Inc., Class A	18,500	596,440
Hartford Financial Services Group, Inc.	15,500	1,196,134
Lincoln National Corp.	1,800	93,636
MBIA, Inc.	5,700	345,534
MetLife, Inc.	13,950	695,129
Protective Life Corp.	800	32,944
St. Paul Travelers Cos., Inc.	6,400	287,168
The Chubb Corp.	2,300	205,965
W.R. Berkley Corp.	11,000	434,280

		7,895,224

Leisure & Amusements (0.0%)
MGM MIRAGE (b)	300	13,131
Walt Disney Co. (The)	2,100	50,673

		63,804

Leisure Products (0.3%)
Carnival Corp.	14,300	714,714
Mattel, Inc.	300	5,004

		719,718

Machinery (0.1%)
AGCO Corp. (b)	500	9,100
Cummins, Inc.	800	70,392
Terex Corp. (b)	1,450	71,674

		151,166

Media (0.4%)
News Corp.	66,400	1,035,176

Medical Products (0.5%)
Baxter International, Inc.	15,700	625,959
Cooper Co., Inc. (The)	1,200	91,932
Invitrogen Corp.	850	63,946
MedImmune, Inc. (b)	4,400	148,060
St. Jude Medical, Inc. (b)	7,000	327,600

		1,257,497

Metals & Mining (0.5%)
Alcoa, Inc.	23,500	573,870
Phelps Dodge Corp.	550	71,462
Southern Peru Copper Corp.	1,200	67,152
United States Steel Corp.	11,000	465,850

		1,178,334

Motorcycle Manufacturers (0.1%)
Harley-Davidson, Inc.	3,000	145,320

Office Equipment & Services (0.6%)
3M Co.	17,200	1,261,792
Xerox Corp. (b)	4,400	60,060

		1,321,852

Oil & Gas (6.6%)
Anadarko Petroleum Corp.	3,400	325,550
Apache Corp.	8,600	646,892
Baker Hughes, Inc.	10,700	638,576
Burlington Resources, Inc.	5,450	443,194
ChevronTexaco Corp.	22,450	1,453,189
ConocoPhillips	30,000	2,097,299
Devon Energy Corp.	6,800	466,752
Dynegy, Inc. (b)	10,900	51,339
EOG Resources, Inc.	6,000	449,400
Exxon Mobil Corp.	80,100	5,089,553
Halliburton Co.	6,000	411,120
Kerr-Mcgee Corp.	300	29,133
Marathon Oil Corp.	4,025	277,443
Occidental Petroleums Corp.	13,900	1,187,477
ONEOK, Inc.	2,125	72,293
Pride International, Inc. (b)	2,300	65,573
Rowan Cos., Inc.	11,000	390,390
Sunoco, Inc.	825	64,515
Transocean, Inc. (b)	800	49,048
Valero Energy Corp.	5,600	633,136
Weatherford International Ltd. (b)	5,300	363,898

		15,205,770

Paper & Forest Products (0.0%)
International Paper Co.	2,600	77,480

Printing & Publishing (0.7%)
Gannett Co., Inc.	16,500	1,135,694
John Wiley & Sons, Inc. (b)	1,375	57,393
McGraw-Hill Companies, Inc. (The)	5,575	267,823
R.H. Donnelley Corp.	1,075	68,005
R.R. Donnelley & Sons Co.	1,825	67,653

		1,596,568

Railroads (0.6%)
Burlington Northern Santa Fe Corp.	4,150	248,170
CSX Corp.	13,700	636,776
Norfolk Southern Corp.	9,800	397,488

		1,282,434

Real Estate (0.4%)
CBL & Associates Properties, Inc.	1,575	64,559
DUKE Realty Corp.	300	10,164
General Growth Properties, Inc.	1,325	59,532
Kimco Realty Corp.	500	15,710
Mack-Cali Realty Corp.	2,700	121,338
ProLogis	6,400	283,584
Simon Property Group, Inc.	3,525	261,273
Trizec Properties, Inc.	2,575	59,380
Ventas, Inc.	1,625	52,325

		927,865

Restaurants (0.5%)
Darden Restaurants, Inc.	1,900	57,703
McDonald’s Corp.	30,600	1,024,794

		1,082,497

Retail (3.1%)
Abercrombie & Fitch Co.	2,025	100,946

American Eagle Outfitters Ltd.	2,925	68,825
Barnes & Noble, Inc.	1,900	71,630
Best Buy Co., Inc.	2,200	95,766
CVS Corp.	12,250	355,373
Dollar General Corp.	1,000	18,340
Family Dollar Stores, Inc.	1,800	35,766
Federated Department Stores, Inc.	3,150	210,641
Foot Locker, Inc.	2,500	54,850
Home Depot, Inc.	38,800	1,479,831
J.C. Penney Co., Inc.	2,900	137,518
Jones Apparel Group, Inc.	7,200	205,200
Kohl’s Corp. (b)	15,900	797,862
Kroger Co. (The) (b)	5,450	112,216
Lowe’s Cos., Inc.	16,000	1,030,399
Nieman Marcus Group, Inc., Class A (The)	650	64,968
Nordstrom, Inc.	4,400	151,008
Ross Stores, Inc.	700	16,590
Sears Holdings Corp.	2,075	258,172
Staples, Inc.	21,900	466,908
SUPERVALU, INC.	2,275	70,798
Target Corp.	14,800	768,564
Wal-Mart Stores, Inc.	13,600	595,952
Yum! Brands, Inc.	1,800	87,138

		7,255,261

Semiconductors (1.8%)
Agere Systems, Inc. (b)	2,900	30,189
Altera Corp. (b)	18,900	361,179
Analog Devices, Inc.	24,100	895,074
Broadcom Corp., Class A (b)	3,700	173,567
Freescale Semiconductor, Inc., Class B (b)	2,475	58,361
Intel Corp.	57,775	1,424,153
Intersil Holding Corp., Class A	3,300	71,874
Linear Technology Corp.	6,600	248,094
Maxim Integrated Products, Inc.	2,500	106,625
MEMC Electronic Materials, Inc. (b)	3,425	78,056
Microchip Technology, Inc.	6,100	183,732
Texas Instruments, Inc.	6,625	224,588
Xilinx, Inc.	16,000	445,600

		4,301,092

Steel (0.1%)
Mittal Steel Co.	7,500	216,000
Nucor Corp.	2,175	128,303

		344,303

Telecommunications (2.2%)
American Tower Corp. (b)	2,800	69,860
AT&T Corp.	4,800	95,040
Bellsouth Corp.	12,200	320,860
CenturyTel, Inc.	1,950	68,211
EchoStar Communications Corp., Class A	11,275	333,402
MCI, Inc.	10,800	273,996
SBC Communications, Inc.	56,825	1,362,095
Sprint Corp.	49,846	1,185,338
Verizon Communications, Inc.	46,300	1,513,547

		5,222,349

Textiles (0.1%)
Mohawk Industries, Inc. (b)	4,200	337,050

Tire & Rubber (0.0%)
Goodyear Tire & Rubber Co. (The)	4,500	70,155

Tobacco (1.4%)
Altria Group, Inc.	42,600	3,140,046
Loews Corp - Carolina Group	1,675	66,380

		3,206,426

Transportation Services (0.1%)
United Parcel Service, Inc., Class B	3,900	269,607

Total Common Stocks		145,507,680

COMMERCIAL PAPER (12.4%)
Financial Services (12.4%)
ABN AMRO NA Finance, Inc., 3.74%, 10/26/05	1,750,000	1,745,800
ANZ (Delaware), Inc., 3.86%, 12/01/05	1,750,000	1,738,929
Barton Capital Corp., 3.60%, 10/18/05	1,500,000	1,497,450
Clipper Receivables Corp., 3.80%, 11/04/05	1,500,000	1,494,900
CRC Funding LLC, 3.72%, 11/18/05	1,250,000	1,243,875
Dexia Delaware LLC, 3.75%, 10/24/05	1,750,000	1,746,168
Eureka Securitization, Inc., 3.73%, 11/03/05	1,250,000	1,245,888
Federal National Mortgage Association, 2.97%, 11/04/05	1,825,000	1,819,029
Federal National Mortgage Association, 2.95%, 12/09/05	1,520,000	1,509,336
Federal National Mortgage Association, 3.00%, 12/12/05	1,265,000	1,255,513
Federal National Mortgage Association, 3.01%, 12/19/05	4,695,000	4,659,787
Gemini Securitization Corp., 2.60%, 11/14/05	1,000,000	995,530
Intesa Funding LLC, 3.77%, 10/31/05	1,750,000	1,745,052
KFW International Finance, 3.72%, 11/18/05	1,500,000	1,492,680
Ranger Funding Co. LLC, 3.74%, 10/17/05	1,750,000	1,747,091
UBS Finance (DE), 3.77%, 10/31/05	1,500,000	1,495,759
Windmill Funding Corp., 3.62%, 10/18/05	1,500,000	1,497,615

Total Commercial Paper		28,930,402

CORPORATE BONDS (10.2%)
Aerospace & Defense (0.1%)
General Dynamics Corp., 2.13%, 05/15/06	165,000	162,919

Auto Related (0.6%)
Breed Technologies, Inc., 0.00%, 04/15/08 (e) (f) (g)	125,000	0
Carmax Auto Owner Trust, 4.13%, 05/15/09	885,000	879,216
Carmax Auto Owner Trust, 4.21%, 01/15/10	335,000	332,724
Ford Motor Credit Co., 7.88%, 06/15/10	205,000	199,488
Ford Motor Credit Co., 7.00%, 10/01/13	50,000	46,368

		1,457,796

Banks (1.4%)
BBVA Bancomer SA, 5.38%, 07/22/15	180,000	179,517
HBOS PLC, 6.41%, 10/01/35 (d) (h)	200,000	199,297
HSBC Capital Funding LP, 4.61%, 06/27/13 (d) (h)	420,000	401,786
Industrial Bank of Korea, 4.00%, 05/19/14 (d)	180,000	172,691
Korea First Bank, 7.27%, 03/03/34 (d)	165,000	181,520
National Capital Trust II, 5.49%, 03/23/15 (d) (h)	115,000	115,483
RBS Capital Trust I, 4.71%, 07/01/13 (h)	125,000	120,597
RBS Capital Trust III, 5.51%, 09/30/14 (h)	120,000	122,073
Resona Bank Ltd., 5.85%, 04/15/16 (d) (h)	230,000	227,007
Shinhan Bank, 5.66%, 03/02/35	180,000	176,943
Sumitomo Mitsui Banking, 5.63%, 10/15/15 (d)	135,000	134,351
Suntrust Bank, 2.50%, 11/01/06	275,000	267,730
U.S. Bank NA Minnesota, 6.50%, 02/01/08	200,000	208,135
United Overseas Bank Ltd., 5.38%, 09/03/19 (d)	275,000	277,057
Woori Bank, 5.75%, 03/13/14 (d)	160,000	162,511

		2,946,698

Broadcast Media & Cable Television (0.5%)
AOL Time Warner, Inc., 7.63%, 04/15/31	80,000	93,722
Charter Communications LLC, 8.00%, 04/30/12 (d)	30,000	30,225
Comcast Corp., 6.50%, 01/15/15	225,000	243,057
Comcast Corp., 4.95%, 06/15/16	100,000	95,761
Echostar DBS Corp., 6.38%, 10/01/11	35,000	34,694
News America, Inc., 8.88%, 04/26/23	100,000	127,468
News America, Inc., 6.20%, 12/15/34	145,000	145,219
Time Warner Cos., Inc., 9.15%, 02/01/23	75,000	96,869
Time Warner Entertainment, 8.38%, 03/15/23	185,000	224,403

		1,091,418

Building - Residential & Commercial (0.0%)
D.R. Horton, Inc., 8.50%, 04/15/12	30,000	32,383
D.R. Horton, Inc., 5.25%, 02/15/15	5,000	4,680
Standard Pacific Corp., 6.88%, 05/15/11	45,000	43,988

		81,051

Cable (0.0%)
Cablevision Systems Corp., 8.00%, 04/15/12	25,000	24,250
DIRECTV Holdings/Finance, 6.38%, 06/15/15 (d)	55,000	54,588
EchoStar DBS Corp., 6.63%, 10/01/14	5,000	4,950

		83,788

Casino Hotels (0.0%)
MGM Mirage, Inc., 5.88%, 02/27/14	35,000	33,250

Chemicals & Diversified (0.0%)
Huntsman International LLC, 9.88%, 03/01/09	35,000	36,969
Huntsman LLC, 11.50%, 07/15/12	5,000	5,713
Polyone Corp., 10.63%, 05/15/10	65,000	66,949

		109,631

Commercial Services (0.0%)
Iron Mountain, Inc., 6.63%, 01/01/16	35,000	32,900

Computer Services (0.0%)
Sungard Data Systems, Inc., 9.13%, 08/15/13 (d)	30,000	31,088

Computer Software (0.0%)
UGS Corp., 10.00%, 06/01/12	15,000	16,425

Construction Equipment (0.1%)
CNH Equipment Trust, 4.27%, 01/15/10	125,000	124,197

Consumer Products - Miscellaneous (0.0%)
Rayovac Corp., 7.38%, 02/01/15 (d)	10,000	9,000

Containers (0.0%)
Crown Euro Holdings SA, 9.50%, 03/01/11	40,000	43,800
Graphic Packaging International, 9.50%, 08/15/13	20,000	18,800
Owens-Brockway Glass Container, 8.25%, 05/15/13 (d)	30,000	31,200

		93,800

Diversified Manufacturing Operations (0.1%)
Hutchinson Whamp International Ltd., 6.25%, 01/24/14 (d)	130,000	137,410
Hutchinson Whamp International Ltd., 7.45%, 11/24/33 (d)	145,000	167,489

		304,899

Diversified Minerals (0.1%)
Teck Cominco Ltd., 6.13%, 10/01/35	120,000	117,675

E-Commerce & Services (0.1%)
USA Interactive, 7.00%, 01/15/13	305,000	321,547

Electrical Services (0.7%)
Alabama Power Co., 2.80%, 12/01/06	130,000	127,555
Appalachian Power Co., 5.80%, 10/01/35	110,000	108,934
Dominion Resources, Inc., 8.13%, 06/15/10	50,000	56,362
Dominion Resources, Inc., 5.00%, 03/15/13	195,000	192,281
Dominion Resources, Inc., 7.20%, 09/15/14	95,000	106,766
FPL Group Capital, Inc., 7.63%, 09/15/06	215,000	221,067
GE Equipment Small Ticket LLC, 4.38%, 07/22/09	200,000	199,938
Nisource Finance Corp., 5.45%, 09/15/20	215,000	210,312
Pacificorp, 4.30%, 09/15/08	125,000	123,539
Progress Energy, Inc., 6.85%, 04/15/12	140,000	151,616

Progress Energy, Inc., 7.00%, 10/30/31	100,000	111,119

		1,609,489

Electronics - Military (0.0%)
L-3 Communications Corp, 5.88%, 01/15/15	30,000	29,025

Enterprise Software & Services (0.2%)
Computer Associates, Inc., 5.63%, 12/01/14 (d)	385,000	382,118

Environmental (0.0%)
Allied Waste North America, Inc., 6.13%, 02/15/14	45,000	42,075

Financial Products & Services (1.5%)
Aiful Corp., 5.00%, 08/10/10 (d)	300,000	298,020
American General Finance Corp., 3.00%, 11/15/06	315,000	309,475
American General Finance Corp., 4.50%, 11/15/07	330,000	328,820
Arch Western Finance, 6.75%, 07/01/13	55,000	56,100
Associates Corporation of North	100,000	116,749
America, 6.95%, 11/01/18
Capital One Financial, 8.75%, 02/01/07	375,000	394,349
Goldman Sachs Capital I, 6.35%, 02/15/34	295,000	307,369
HSBC Finance Corp., 5.00%, 06/30/15	120,000	118,018
International Lease Finance Corp,, 4.88%, 09/10/10	225,000	223,899
Istar Financial, Inc., 6.00%, 12/15/10	115,000	118,047
Mizuho JGB Investment, 9.87%, 06/30/08 (d) (h)	190,000	211,976
Mizuho Preferred Capital, 8.79%, 06/30/08 (d) (h)	310,000	337,434
Temasek Financial I Ltd., 4.50%, 09/21/15 (d)	300,000	292,748
Washington Mutual, Inc., 5.25%, 09/15/17	190,000	187,187

		3,300,191

Funeral Services & Related Items (0.0%)
Service Corp. International, 6.75%, 04/01/16	30,000	30,150

Healthcare (0.0%)
HCA, Inc., 6.38%, 01/15/15	60,000	59,361

Home Furnishings (0.0%)
Sealy Mattress Co., 8.25%, 06/15/14	25,000	25,125

Hotels & Motels (0.0%)
Starwood Hotels & Resorts, 7.38%, 11/15/15	35,000	37,975
Vail Resorts, Inc., 6.75%, 02/15/14	45,000	44,888

		82,863

Insurance (0.3%)
Arch Capital Group Ltd., 7.35%, 05/01/34	25,000	26,658
Aspen Insurance Holdings Ltd., 6.00%, 08/15/14	130,000	130,012

Axis Capital Holdings, 5.75%, 12/01/14	130,000	129,004
Endurance Specialty Holdings, 7.00%, 07/15/34	125,000	126,693
Nippon Life Insurance, 4.88%, 08/09/10 (d)	205,000	203,081

		615,448

Metals (0.1%)
Codelco, Inc., 5.63%, 09/21/35 (d)	105,000	103,887
Noranda, Inc., 6.00%, 10/15/15	160,000	163,037
Noranda, Inc., 6.20%, 06/15/35	45,000	43,464

		310,388

Mining (0.1%)
Newmont Mining Corp., 5.88%, 04/01/35	120,000	117,611

Motor Vehicles (0.1%)
Daimler Chrysler NA Holding Corp., 4.75%, 01/15/08	125,000	124,342
TRW Automotive, Inc., 9.38%, 02/15/13	41,000	44,485

		168,827

Oil & Gas (0.5%)
BP Capital Markets PLC, 2.75%, 12/29/06	205,000	200,585
Chesapeake Energy Corp., 6.50%, 08/15/17 (d)	30,000	30,525
Enterprise Production Operations, 5.00%, 03/01/15	175,000	166,045
Enterprise Production Operations, 6.65%, 10/15/34	125,000	128,259
Gazprom International SA, 5.63%, 07/22/13 (d)	110,000	110,550
Kinder Morgan Energy Partners, 7.40%, 03/15/31	135,000	157,137
Kinder Morgan Energy Partners, 7.75%, 03/15/32	65,000	78,989
Kinder Morgan Energy Partners, 7.30%, 08/15/33	35,000	40,591
Nexen, Inc., 5.88%, 03/10/35	230,000	225,446
Valero Energy Corp., 7.50%, 04/15/32	50,000	60,351

		1,198,478

Paper & Forest Products (0.0%)
Georgia-Pacific Corp., 7.70%, 06/15/15	50,000	55,188

Real Estate (0.1%)
ERP Operating LP, 5.13%, 03/15/16	250,000	246,261
SocGen Real Estate LLC, 7.64%, 09/30/07 (d) (h)	90,000	94,736

		340,997

Real Estate Investment Trusts (0.2%)
iStar Financial, Inc., 5.15%, 03/01/12	285,000	278,375
Simon Property Group LP, 5.10%, 06/15/15 (d)	225,000	220,543

		498,918

Retail (0.4%)
Delhaize America, Inc., 9.00%, 04/15/31	115,000	132,749

Safeway, Inc., 4.13%, 11/01/08	240,000	233,454
WAL-MART Stores Inc, 5.25%, 09/01/35	575,000	556,448

		922,651

Semiconductors (0.0%)
Celestica, Inc., 7.88%, 07/01/11	25,000	25,500

Sovereign (1.7%)
Fannie Mae, 6.41%, 03/08/06	1,000,000	1,009,974
Federal Republic of Brazil, 8.75%, 02/04/25	95,000	100,368
Republic of Argentina, 8.28%, 12/31/33	134,565	138,804
Republic of Argentina, 4.01%, 08/03/12	175,000	140,263
Republic of Peru, 7.35%, 07/21/25	100,000	106,000
Republic of Peru, 8.75%, 11/21/33	280,000	338,100
Republic of Venezuela, 6.75%, 03/31/20	675,000	680,062
Russian Federation, 12.75%, 06/24/28	165,000	310,992
Ukraine Government, 6.88%, 03/04/11 (d)	267,000	280,016
Ukraine Government, 7.65%, 06/11/13	65,000	71,539
United Mexican States, 11.50%, 05/15/26	135,000	216,675
United Mexican States, 8.30%, 08/15/31	265,000	331,250

		3,724,043

Special Purpose Entity (0.6%)
Aries Vermogensverwaltng, 9.60%, 10/25/14 (d)	500,000	660,000
Fresenius Medical Capital Trust II, 7.88%, 02/01/08	45,000	46,800
Mantis Reef Ltd. II, 4.80%, 11/03/09 (d)	200,000	196,906
Pricoa Global Funding I, 3.90%, 12/15/08 (d)	400,000	390,328
Resona PFD Global Securities, 7.19%, 07/30/15 (d)	115,000	119,055

		1,413,089

Telecommunications (0.7%)
America Movil SA de CV, 6.38%, 03/01/35	145,000	140,595
AT&T Wireless Services, Inc., 7.50%, 05/01/07	150,000	156,552
AT&T Wireless Services, Inc., 8.13%, 05/01/12	15,000	17,590
Bellsouth Corp., 6.00%, 11/15/34	90,000	90,376
Deutsche Telekom, 5.25%, 07/22/13	175,000	176,680
Deutsche Telekom, 8.75%, 06/15/30	45,000	58,096
France Telecom, 8.50%, 03/01/31	115,000	154,118
Motorola, Inc., 7.50%, 05/15/25	165,000	198,703
Panamsat Corp., 9.00%, 08/15/14	15,000	15,825
Qwest Corp., 8.88%, 03/15/12	35,000	38,238
Rogers Wireless, Inc., 6.38%, 03/01/14	70,000	70,350
Sprint Capital Corp., 6.90%, 05/01/19	205,000	229,507
Sprint Capital Corp., 8.75%, 03/15/32	105,000	140,797
Tele-Communications, Inc., 7.88%, 08/01/13	30,000	34,686

Verizon Global FDG Corp., 5.85%, 09/15/35	225,000	221,276

		1,743,389

Total Corporate Bonds		23,713,006

MORTGAGE-BACKED SECURITIES (24.1%)
Federal Home Loan Mortgage Corporation (5.1%)
5.50%, 01/15/23	470,200	474,614
5.50%, 07/15/23	318,408	321,721
5.00%, 11/15/28	700,000	702,935
6.75%, 03/15/31	870,000	1,093,571
6.25%, 07/15/32	175,000	209,002
6.00%, 02/01/35	485,630	494,159
6.50%, 05/15/35	522,938	535,600
TBA, 5.50%, 10/15/35	8,150,000	8,149,999

		11,981,601

Federal National Mortgage Association (11.7%)
7.25%, 05/15/30	635,000	837,747
6.63%, 11/15/30	30,000	37,033
6.50%, 02/01/35	595,622	613,082
7.00%, 02/01/35	177,107	185,375
TBA, 5.50%, 10/01/18	3,146,000	3,191,224
TBA, 5.00%, 10/15/20	4,000,000	3,988,752
TBA, 5.50%, 11/01/32	2,000,000	1,996,250
TBA, 5.50%, 12/01/34	4,275,000	4,261,641
TBA, 6.00%, 10/15/35	11,900,000	12,097,088

		27,208,192

Financial Services (6.9%)
Americredit Automobile Receivables Trust, Series 04-BM, Class A4, 2.67%, 03/07/11	550,000	531,512
Americredit Automobile Receivables Trust, Series 04-DF, Class A3, 2.98%, 07/06/09	105,000	103,075
Bear Stearns Commercial Mortgage Securities, Series 04-PWR6, Class A4, 4.52%, 11/11/41	260,000	253,857
Bear Stearns Commercial Mortgage Securities, Series 05-PWR7, Class A3, 5.12%, 02/11/41	380,000	383,060
Bear Stearns Commercial Mortgage Securities, Series 05-T18, Class A4, 4.93%, 02/13/42	470,000	466,705
Capital Auto Receivables Asset Trust, Series 03-2, Class A, 1.96%, 01/15/09	275,000	269,478
Capital One Master Trust, Series 01-BA, Class A, 4.60%, 08/17/09	420,000	420,283
Capital One Multi-Asset Execution Trust, Series 03-A4, Class A4, 3.65%, 07/15/11	520,000	507,008
Countrywide Alternative Loan Trust, Series 04-28CB, Class 3A1, 6.00%, 01/25/35	974,598	984,040
Countrywide Asset-Backed Certificates, Series 03-5, Class MF1, 5.41%, 01/25/34	180,000	179,833
Countrywide Home Loans, Series 04-28R, Class A1, 5.50%, 08/25/33	1,234,257	1,239,619

CS First Boston Mortgage Securities Corp., Series 01-CK1, Class A3, 6.38%, 12/16/35	270,000	287,103
CS First Boston Mortgage Securities Corp., Series 03-29, Class 7A1, 6.50%, 12/25/33	174,359	178,079
CS First Boston Mortgage Securities Corp., Series 03-C4, Class A4, 5.14%, 08/15/36	480,000	484,368
Greenwich Capital Commercial Funding Corp., Series 04-GG1, Class A3, 4.34%, 06/10/36	1,185,000	1,170,075
Greenwich Capital Commerical Funding Corp., Series 05-GG3, Class A4, 4.80%, 08/10/42	535,000	527,023
Greenwich Capital Commerical Funding Corp., Series 05-GG3, Class AJ, 4.86%, 08/10/42	535,000	525,687
Household Automotive Trust, Series 03-2, Class A4, 3.02%, 12/17/10	350,000	342,570
Indymac Index Mortgage Loan Trust, Series 04-AR7, Class A1, 2.08%, 09/25/34	358,987	361,529
LB-UBS Commercial Mortgage Trust, Series 04-C2, Class A2, 3.25%, 03/15/29	410,000	391,288
LB-UBS Commercial Mortgage Trust, Series 05-C1, Class A4, 4.74%, 02/15/30	485,000	475,783
Long Beach Mortgage Loan Trust, Series 03-4, Class AV3, 3.98%, 08/25/33	51,243	51,271
M&I Auto Loan Trust, Series 03-1, Class A4, 2.97%, 04/20/09	140,000	136,912
MBNA Credit Card Master Note Trust, Series 03-A1, Class A1, 3.30%, 07/15/10	485,000	471,844
Morgan Stanley Capital I, Series 04-HQ3, Class A2, 4.05%, 01/13/41	390,000	378,507
Morgan Stanley Capital I, Series 05, Class IQ9, 4.70%, 07/15/56	265,000	259,571
Morgan Stanley Dean Witter Capital I, Series 03-HQ2, Class A2, 4.92%, 03/12/35	250,000	248,857
Nissan Auto Receivables Owner Trust, Series 05-A, Class A4, 3.82%, 07/15/10	625,000	613,826
Onyx Acceptance Auto Trust, Series 03-D, Class A4, 3.20%, 03/15/10	140,000	137,952
Onyx Acceptance Auto Trust, Series 04-C, Class A4, 3.50%, 12/15/11	370,000	362,592
PSE&G Transition Funding LLC, Series 01-1, Class A6, 6.61%, 06/15/15	240,000	265,825
Residential Asset Securities Corp., Series 02-KS4, Class AIIB, 3.89%, 07/25/32	44,084	44,153
Residential Asset Securities Corp., Series 03—KS5, Class AIIB, 3.93%, 07/25/33	86,973	87,124
Residential Asset Securities Corp., Series 03-KS7, Class AI3, 3.37%,11/25/28	142,984	142,530

SLM Student Loan Trust, Series 03-11, Class A5, 2.99%, 12/15/22	460,000	451,200
Toyota Auto Receivables Owner Trust, Series 03-B, Class A4, 2.79%, 01/15/10	500,000	490,881
Triad Auto Receivables Owner Trust, Series 03-B, Class A4, 3.20%, 12/13/10	235,000	230,308
Volkswagen Auto Lease Trust, Series 04-A, Class A3, 2.84%, 07/20/07	450,000	444,961
Volkswagen Auto Loan Enhanced Trust, Series 03-2, Class A4, 2.94%, 03/22/10	275,000	268,661
Wachovia Asset Securitization, Inc., Series 03-HE2, Class AII1, 3.90%, 07/25/33	182,272	182,716
Wachovia Bank Commercial Mortgage Trust, Series 05, Class C17, 5.08%, 03/15/42	550,000	552,168
WFS Financial Owner Trust, Series 03-4, Class A4, 3.15%, 05/20/11	180,000	176,649

		16,080,483

Government National Mortgage Association (0.4%)
TBA, 5.50%, 10/15/35	900,000	908,156

Total Mortgage-Backed Securities		56,178,432

U.S. GOVERNMENT LONG-TERM OBLIGATIONS (1.8%)
U.S. Treasury Bonds (0.1%)
8.88%, 02/15/19 (c)	200,000	286,508

U.S. Treasury Notes (1.7%)
3.88%, 07/31/07	60,000	59,681
4.00%, 08/31/07	215,000	214,269
3.75%, 05/15/08	1,270,000	1,256,408
4.13%, 08/15/08	345,000	344,488
3.63%, 06/15/10	375,000	365,508
3.88%, 09/15/10	270,000	266,182
4.25%, 08/15/14	95,000	94,406
4.13%, 05/15/15	640,000	628,975
4.25%, 12/30/15	620,000	616,125

		3,846,042

Total U.S. Government Long-Term Obligations		4,132,550

CASH EQUIVALENTS (2.2%)
Investments in repurchase agreements (Collateralized by U.S. Agencies and U.S. Agency Mortgages, in a joint trading account at 3.72%, dated 09/30/05, due 10/03/05, repurchase price $14,026,494)	$14,022,147	14,022,147

Total Cash Equivalents		14,022,147

Total Investments (Cost $257,274,494) (a) -116.9%		272,484,217
Liabilities in excess of other assets - (16.9)%		(39,315,731)

NET ASSETS - 100.0%		$233,168,486

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Pledged as collateral for futures.

(d)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(e)	Bond in default.

(f)	Fair Valued Security.

(g)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

(h)	Securities with perpetual maturity. First call date disclosed.

TBA	To Be Announced

At September 30, 2005 the Fund’s open futures contracts were as follows:

Number of Contracts	Contracts	Expiration	Market Value Covered by Contracts	Unrealized Appreciation (Depreciation)
Long Contracts:
9	U.S. Put 5yr Note	10/21/05	$3,656	$2,218
4	U.S. Call Treasury Bond	10/21/05	63	(1,076)
14	U.S. Put Treasury Bond	10/21/05	4,813	(95)
15	U.S. Put Treasury Bond	10/21/05	17,578	8,619
70	U.S. 2yr Note	12/30/05	14,412,344	(49,914)
36	90 Day Euro Dollar	03/13/06	8,590,500	(17,232)
Total Long Contracts			$23,028,954	$(57,480)

Short Contracts:
14	U.S. Call Treasury Bond	10/21/05	$(656)	$5,858
30	U.S. Put Treasury Bond	10/21/05	(19,688)	(9,012)
45	U.S. Treasury 5yr Note	12/20/05	(4,808,672)	28,202
12	U.S. Treasury 10yr Note	12/20/05	(1,319,063)	16,614
11	U.S. Treasury Long Bond	12/20/05	(1,258,469)	3,086
Total Short Contracts			$(7,405,236)	$8,351

The following is a summary of option activity for the period ended September 30, 2005, by the Funds (amounts in thousands):

Covered Call Options	Shares Subject To Contract	Premiums
Balance at beginning of period	(115)	$13,142
Options written	(221)	11,519
Options closed	189	(4,392)
Options expired	(21)	(14)
Options exercised	0	0
Options outstanding at end of period	(168)	$20,255

Gartmore Variable Insurance Trust

Gartmore GVIT Mid Cap Growth Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (99.4%)
Aerospace & Defense (2.9%)
L-3 Communications Holdings, Inc.	93,200	$7,369,324

Banks (3.6%)
City National Corp.	46,700	3,273,203
North Fork Bancorp, Inc.	101,800	2,595,900
Zions Bancorp	45,000	3,204,450

		9,073,553

Business Services (3.7%)
ChoicePoint, Inc. (b)	78,566	3,391,694
Heartland Payment Systems, Inc. (b) +	83,700	1,997,082
The Corporate Executive Board Co.	52,700	4,109,546

		9,498,322

Computer Software & Services (11.4%)
Business Objectives S.A. ADR - FR (b) +	190,800	6,632,208
eResearch Technology, Inc. (b) +	154,500	2,192,355
Factset Research Systems, Inc. +	92,450	3,257,938
Fiserv, Inc. (b)	79,500	3,646,665
Henry (Jack) & Associates, Inc. +	123,400	2,393,960
Intuit, Inc. (b)	69,600	3,118,776
Mercury Interactive Corp. (b)	111,700	4,423,320
Navteq Corp. (b)	63,100	3,151,845

		28,817,067

Construction (2.5%)
Centex Corp.	47,100	3,041,718
D.R. Horton, Inc.	89,533	3,242,885

		6,284,603

Consumer & Commercial Services (3.5%)
Alliance Data Systems Corp. (b)	71,700	2,807,055
Rollins, Inc. +	164,550	3,212,016
Total System Services, Inc. +	121,600	2,834,496

		8,853,567

Consumer Products (5.7%)
Ball Corp.	52,800	1,939,872
Church & Dwight, Inc. +	60,900	2,249,646
Fortune Brands, Inc.	26,400	2,147,112
Gildan Activewear, Inc., Class A (b) +	108,000	4,128,840
Jarden Corp. (b) +	93,850	3,854,420

		14,319,890

Electronics (5.1%)
Amphenol Corp., Class A	85,000	3,428,900
Cabot Microelectronics Corp. (b) +	76,900	2,259,322
Jabil Circuit, Inc. (b)	127,900	3,954,668
Microchip Technology, Inc.	110,700	3,334,284

		12,977,174

Energy (2.2%)
Headwaters, Inc. (b) +	58,500	2,187,900
MDU Resources Group, Inc.	97,300	3,468,745

		5,656,645

Financial Services (4.7%)
Ameritrade Holdings Corp. (b)	117,400	2,521,752
BlackRock, Inc. +	36,900	3,270,078
Investors Financial Services Corp. +	182,900	6,017,410

		11,809,240

Gaming & Leisure (2.9%)
Penn National Gaming, Inc. (b)	161,600	5,027,376
Scientific Games Corp. (b) +	76,700	2,377,700

		7,405,076

Healthcare (4.0%)
Express Scripts, Inc. (b)	96,900	6,027,180
St. Jude Medical, Inc. (b)	86,400	4,043,520

		10,070,700

Instruments - Scientific (0.8%)
Waters Corp. (b)	50,400	2,096,640

Medical Products & Services (6.3%)
Biomet, Inc.	58,990	2,047,543
Dade Behring Holdings, Inc.	84,400	3,094,104
Fisher Scientific International, Inc. (b)	49,500	3,071,475
Kinetic Concept, Inc. (b)	53,153	3,019,090
ResMed, Inc. (b) +	58,100	4,627,665

		15,859,877

Medical Services (1.3%)
Invitrogen Corp. (b) +	42,500	3,197,275

Oil & Gas (9.1%)
EOG Resources, Inc.	69,100	5,175,590
Kinder Morgan, Inc.	35,200	3,384,832
Patterson-UTI Energy, Inc.	151,300	5,458,904
World Fuel Services Corp. +	77,800	2,524,610
XTO Energy, Inc.	141,030	6,391,480

		22,935,416

Pharmaceuticals (2.7%)
Barr Pharmaceuticals, Inc. (b)	57,500	3,157,900
Kos Pharmaceuticals, Inc. (b) +	54,000	3,614,220

		6,772,120

Retail (7.6%)
Bed, Bath & Beyond, Inc. (b)	73,200	2,941,176
Cabelas, Inc. (b) +	101,000	1,855,370
Coach, Inc. (b)	118,800	3,725,568
Office Depot, Inc. (b)	129,500	3,846,150
Staples, Inc.	141,850	3,024,242
Williams Sonoma, Inc. (b)	98,400	3,773,640

		19,166,146

Schools (1.2%)
Education Management Corp. (b)	97,100	3,130,504

Security & Commodity Exchanges (1.2%)
Chicago Mercantile Exchange	9,300	3,136,890

Semiconductors (5.4%)
KLA-Tencor Corp.	76,900	3,749,644
Marvel Technology Group Ltd. (b)	126,100	5,814,471
QLogic Corp. (b)	101,800	3,481,560
Tessera Technologies, Inc. (b) +	23,801	711,888

		13,757,563

Telecommunications (8.1%)
ADC Telecommunications, Inc.	200,600	4,585,716
Amdocs Ltd. ADR - GG (b)	96,400	2,673,172

Comverse Technology, Inc. (b)	123,300	3,239,091
Flir Systems, Inc. (b) +	76,100	2,251,038
Neustar, Inc. (b) +	115,100	3,682,049
NII Holdings, Inc. (b)	48,300	4,078,935

		20,510,001

Transportation (2.1%)
Knight Transportation, Inc. +	104,900	2,555,364
Oshkosh Truck Corp.	63,000	2,719,080

		5,274,444

Waste Disposal (1.4%)
Stericycle, Inc. (b) +	63,100	3,606,165

Total Common Stocks		251,578,202

CASH EQUIVALENTS (0.7%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies, in a joint trading account at 3.72%, dated 09/30/05, due 10/03/05, repurchase price $1,869,364)	$1,868,784	1,868,784

Total Cash Equivalents		1,868,784

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (23.3%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds - Notes to Statement of Investments (Securities Lending)	59,003,132	59,003,132

Total Short-Term Securities Held as Collateral for Securities Lending		59,003,132

Total Investments (Cost $257,882,008) (a) - 123.3%		312,450,118
Liabilities in excess of other assets - (23.3)%		(59,135,031)

NET ASSETS - 100.0%		$253,315,087

+	All or part of the security was on loan as of September 30, 2005.

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

FR	France

GG	Guernsey

Gartmore Variable Insurance Trust

Van Kampen GVIT Comstock Value Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (91.9%)
Airlines (0.4%)
Southwest Airlines	61,000	$905,850

Banks (12.3%)
Bank of America Corp.	141,134	5,941,741
Bank of New York Co., Inc.	61,500	1,808,715
Citigroup, Inc.	139,300	6,340,936
J.P. Morgan Chase & Co.	46,400	1,574,352
PNC Bank Corp.	47,700	2,767,554
Suntrust Banks, Inc.	4,400	305,580
Wachovia Corp.	55,405	2,636,724
Wells Fargo & Co.	69,500	4,070,615

		25,446,217

Broadcast Media / Cable Television (6.5%)
Clear Channel Communications, Inc.	143,600	4,723,004
Liberty Media Corp., Class A (b)	294,300	2,369,115
Time Warner, Inc.	190,600	3,451,766
Viacom, Inc., Class B	86,600	2,858,666

		13,402,551

Chemicals (3.2%)
Dow Chemical Co.	41,800	1,741,806
E.I. du Pont de Nemours & Co.	94,500	3,701,565
Rohm & Haas Co.	30,100	1,238,013

		6,681,384

Computer Hardware (1.8%)
Dell, Inc. (b)	44,700	1,528,740
Hewlett-Packard Co.	29,800	870,160
International Business Machines Corp.	10,600	850,332
Lexmark International Group, Inc., Class A (b)	9,195	561,355

		3,810,587

Computer Software & Services (2.3%)
Affiliated Computer Services, Inc., Class A (b) +	32,100	1,752,660
Check Point Software Technologies Ltd. ADR - IL (b) +	7,800	189,696
Cisco Systems, Inc. (b)	63,200	1,133,176
First Data Corp.	23,100	924,000
Microsoft Corp.	26,900	692,137

		4,691,669

Consumer Products (2.2%)
Kimberly-Clark Corp.	61,800	3,678,954
Mattel, Inc. +	58,600	977,448

		4,656,402

Electronics (0.6%)
Cognex Corp. +	15,300	460,071
Credence Systems Corp. (b) +	32,000	255,360
Flextronics International Ltd. ADR – SG (b) +	36,800	472,880

		1,188,311

Entertainment (1.4%)
Walt Disney Co. (The)	123,825	2,987,897

Financial Services (5.1%)
AMBAC Financial, Inc.	14,150	1,019,649
Fannie Mae	12,350	553,527
Freddie Mac	124,600	7,034,916
Lehman Brothers Holdings, Inc. +	4,100	477,568
Merrill Lynch & Co., Inc.	25,400	1,558,290

		10,643,950

Food & Related (5.3%)
Anheuser-Busch Cos., Inc.	14,250	613,320
Coca-Cola Co.	68,700	2,967,153
Kraft Foods, Inc. +	83,100	2,542,029
Unilever NV ADR - NL +	67,300	4,808,585

		10,931,087

Healthcare (0.9%)
Boston Scientific Corp. (b)	29,000	677,730
Cardinal Health, Inc.	18,200	1,154,608

		1,832,338

Insurance (6.0%)
AFLAC, Inc.	12,200	552,660
American International Group, Inc.	24,000	1,487,040
Assurant, Inc.	9,500	361,570
Berkshire Hathaway, Inc., Class B (b) +	470	1,283,570
Chubb Corp. (The)	41,950	3,756,622
Genworth Financial, Inc.	20,200	651,248
Hartford Financial Services Group, Inc. (The)	4,200	324,114
MetLife, Inc.	21,200	1,056,396
RenaissanceRe Holdings Ltd. +	4,300	188,039
St. Paul Travelers Cos., Inc.	22,962	1,030,305
Torchmark Corp.	32,900	1,738,107

		12,429,671

Metals & Mining (1.8%)
Alcoa, Inc.	155,100	3,787,542

Oil & Gas (1.7%)
Global Santa Fe Corp.	6,800	310,216
Halliburton Co.	12,676	868,560
Total SA ADR - FR +	17,600	2,390,432

		3,569,208

Paper & Forest Products (5.6%)
Georgia Pacific Corp.	164,900	5,616,494
International Paper Co.	200,636	5,978,953

		11,595,447

Pharmaceuticals (15.5%)
AmerisourceBergen Corp.	26,500	2,048,450
Bristol-Myers Squibb Co.	274,100	6,594,846
GlaxoSmithKline PLC ADR - GB +	206,400	10,584,191
Pfizer, Inc.	104,447	2,608,042
Roche Holding AG ADR - CH	44,400	3,096,034
Sanofi-Aventis ADR - FR	46,000	1,911,300
Schering-Plough Corp.	122,100	2,570,205
Wyeth	56,800	2,628,136

		32,041,204

Printing & Publishing (0.6%)
Gannett Co.	8,600	591,938
Tribune Co.	16,500	559,185

		1,151,123

Restaurants (0.5%)
McDonald’s Corp.	28,100	941,069

Retail (3.5%)
Best Buy Co., Inc.	18,000	783,540
Federated Department Stores, Inc.	23,005	1,538,344
Jones Apparel Group, Inc.	45,793	1,305,101
Wal-Mart Stores, Inc.	83,900	3,676,498

		7,303,483

Semiconductors (0.1%)
Intel Corp.	3,500	86,275
Novellus Systems, Inc.	3,800	95,304

		181,579

Telecommunications (8.1%)
SBC Communications, Inc. +	263,600	6,318,492
Sprint Corp.	171,520	4,078,746
Verizon Communications, Inc.	191,900	6,273,211

		16,670,449

Telecommunications Equipment (0.4%)
Andrew Corp. (b) +	4,600	51,290
Ericsson ADR - SE +	11,000	405,240
Nokia Corp. ADR - FI	23,100	390,621

		847,151

Tobacco (1.9%)
Altria Group, Inc.	53,350	3,932,429

Utilities (4.2%)
American Electric Power Co., Inc.	45,340	1,799,998
Constellation Energy Group, Inc.	26,600	1,638,560
Dominion Resources, Inc.	19,500	1,679,730
FirstEnergy Corp.	49,200	2,564,304
Public Service Enterprise Group, Inc.	17,000	1,094,120

		8,776,712

Total Common Stocks		190,405,310

CASH EQUIVALENTS (8.2%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies, in a joint trading account at 3.72%, dated 09/30/05, due 10/03/05, repurchase price $16,919,536)	$16,914,292	16,914,292

Total Cash Equivalents		16,914,292

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (11.9%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds - Notes to Statement of Investments (Securities Lending)	24,676,196	24,676,196

Total Short-Term Securities Held as Collateral for Securities Lending		24,676,196

Total Investments (Cost $218,785,176) (a) - 112.0%		231,995,798
Liabilities in excess of other assets - (12.0)%		(24,921,091)

NET ASSETS - 100.0%		$207,074,707

+	All or part of the security was on loan as of September 30, 2005.

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

CH	Switzerland

FI	Finland

FR	France

GB	United Kingdom

IL	Israel

NL	Netherlands

SE	Sweden

SG	Singapore

Gartmore Variable Insurance Trust

Federated GVIT High Income Bond Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (0.2%)
Chemicals (0.0%)
General Chemical Industrial Products, Inc.	143	$45,607

Food & Beverage (0.1%)
B&G Foods, Inc.	19,220	243,133

Media - Cable (0.1%)
NTL, Inc.	2,260	150,968

Packaging (0.0%)
Russell Stanley Holdings, Inc. (d)	4,000	0

Wireline Communications (0.0%)
Viatel Holding (Bermuda) Ltd.	2,209	7

Total Common Stocks		439,715

Corporate Bonds (97.1%)
Aerospace & Defense (1.8%)
Alliant Techsystems, Inc., 8.50%, 05/15/11	575,000	608,063
Argo Tech Corp., 9.25%, 06/01/11	475,000	505,875
K&F Acquisition, Inc., 7.75%, 11/15/14	250,000	253,750
L-3 Communications Corp., 6.13%, 01/15/14	1,300,000	1,293,499
L-3 Communications Corp., 5.88%, 01/15/15	225,000	218,813
L-3 Communications Corp., 6.38%, 10/15/15 (b)	375,000	379,688
Standard Aero Holdings, Inc., 8.25%, 09/01/14	150,000	145,875
TransDigm, Inc., 8.38%, 07/15/11	725,000	763,062

		4,168,625

Automotive (5.4%)
Advanced Accessory Systems LLC, 10.75%, 06/15/11	675,000	582,188
Cooper-Standard Automotive, Inc., 8.38%, 12/15/14	925,000	781,625
Ford Motor Co., 7.45%, 07/16/31	2,100,000	1,648,499
General Motors Acceptance Corp., 6.88%, 09/15/11	1,775,000	1,616,468
General Motors Acceptance Corp., 8.00%, 11/01/31	1,925,000	1,685,050
General Motors Corp., 7.13%, 07/15/13	500,000	428,750
General Motors Corp., 8.38%, 07/15/33	1,525,000	1,197,125

Stanadyne Corp., 10.00%, 08/15/14	800,000	796,000
Stanadyne Holdings, Inc., 14.10%, 02/15/15	450,000	245,250
Stoneridge, Inc., 11.50%, 05/01/12	825,000	878,625
Tenneco Automotive, Inc., 8.63%, 11/15/14	750,000	759,375
TRW Automotive, Inc., 9.38%, 02/15/13	400,000	436,000
TRW Automotive, Inc., 11.00%, 02/15/13	834,000	944,505
United Components, Inc., 9.38%, 06/15/13	750,000	750,000

		12,749,460

Building Materials (3.4%)
AMH Holdings, Inc., 15.80%, 03/01/14	800,000	404,000
Associated Materials, Inc., 9.75%, 04/15/12	475,000	461,938
Builders Firstsource, Inc., 8.04%, 02/15/12 (b) (e)	650,000	659,750
Collins & Aikman Floorcoverings, Inc., 9.75%, 02/15/10	775,000	751,750
ERICO International Corp., 8.88%, 03/01/12	800,000	836,000
Fimep S.A., 10.50%, 02/15/13	350,000	402,500
Goodman Global Holdings, 7.88%, 12/15/12 (b)	800,000	728,000
Goodman Global Holdings, 6.62%, 06/15/12 (b) (e)	350,000	343,875
Norcraft Cos. LLC, 9.00%, 11/01/11	500,000	520,000
Norcraft Holdings Capital, 10.98%, 09/01/12	1,475,000	1,039,875
Nortek Holdings, Inc., 8.50%, 09/01/14	350,000	323,750
Nortek Holdings, Inc., 13.03%, 03/01/14	925,000	522,625
Ply Gem Industries, Inc., 9.00%, 02/15/12	450,000	380,250
Texas Industires, Inc., 7.25%, 07/15/13 (b)	150,000	156,750
U.S. Concrete, Inc., 8.38%, 04/01/14	625,000	631,250

		8,162,313

Chemicals (6.4%)
Aventine Renewable Energy Holdings, Inc., 9.87%, 12/15/11 (b) (e)	600,000	627,000
Borden U.S. Finance Corp., 9.00%, 07/15/14 (b)	1,050,000	1,070,999
Compass Mineral Group, 10.00%, 08/15/11	500,000	545,000
Compass Mineral International, 8.58%, 12/15/12	500,000	442,500
Compass Mineral International, 8.97%, 06/01/13	1,050,000	882,000
Crystal US Holdings, 9.63%, 06/15/14	650,000	726,375
Crystal US Holdings, 9.58%, 10/01/14	1,364,000	961,619
Equistar Chemicals LP, 10.13%, 09/01/08	875,000	945,000
Equistar Chemicals LP, 8.75%, 02/15/09	475,000	496,375
Huntsman Advanced Materials, Inc., 11.00%, 07/15/10	475,000	534,375

Huntsman ICI Chemicals LLC, 10.13%, 07/01/09	869,000	898,329
Invista, 9.25%, 05/01/12 (b)	750,000	819,375
Koppers, Inc., 9.88%, 10/15/13	500,000	555,000
Lyondell Chemical Co., 9.63%, 05/01/07	475,000	501,125
Lyondell Chemical Co., 9.50%, 12/15/08	325,000	342,063
Lyondell Chemical Co., 10.88%, 05/01/09	800,000	828,000
Lyondell Chemical Co., 10.50%, 06/01/13	150,000	170,250
Nalco Co., 8.88%, 11/15/13	875,000	902,344
Nalco Co., 9.08%, 02/01/14	481,000	357,143
Nell AF SARL, 8.38%, 08/15/15 (b)	725,000	712,313
Polypore, Inc., 8.75%, 05/15/12	850,000	752,250
PQ Corp., 7.50%, 02/15/13 (b)	425,000	414,375
Union Carbide Corp., 7.88%, 04/01/23	225,000	247,748
Union Carbide Corp., 7.50%, 06/01/25	350,000	375,329

		15,106,887

Construction Machinery (0.8%)
Case New Holland, Inc., 9.25%, 08/01/11	950,000	1,009,375
Clark Materials Handling, Inc., 0.00%, 11/15/06 (c) (d) (g)	100,000	0
Columbus McKinnon Corp., 10.00%, 08/01/10	125,000	137,188
NationsRent Cos., Inc., 9.50%, 10/15/10	500,000	547,500
NationsRent, Inc., 9.50%, 05/01/15	225,000	235,125

		1,929,188

Consumer Products (4.6%)
AAC Group Holding Corp., 10.64%, 10/01/12 (b)	900,000	652,500
Alltrista Corp., 9.75%, 05/01/12	550,000	588,500
American Achievement Corp., 8.25%, 04/01/12	250,000	253,750
Ames True Temper, Inc., 10.00%, 07/15/12	900,000	706,500
Church & Dwight Co., 6.00%, 12/15/12	400,000	392,000
Diamond Brands, Inc., 0.00%, 04/15/09 (c) (d) (f) (g)	50,000	0
Jostens Holding Corp., 10.35%, 12/01/13	1,625,000	1,178,125
Jostens IH Corp., 7.63%, 10/01/12	1,050,000	1,065,750
K2, Inc., 7.38%, 07/01/14	125,000	125,625
Leiner Health Products, 11.00%, 06/01/12	400,000	344,000
Playtex Products, Inc., 9.38%, 06/01/11	725,000	760,344
Sealy Mattress Co., 8.25%, 06/15/14	525,000	530,250
Simmons Co., 7.88%, 01/15/14	475,000	439,375
Simmons Co., 13.55%, 12/15/14 (b)	900,000	481,500
Sleepmaster LLC, 0.00%, 05/15/09 (c) (d) (f) (g)	175,000	104,283

Spectrum Brands, Inc., 7.38%, 02/01/15	1,375,000	1,244,374
Tempur-Pedic/Tempur Products, 10.25%, 08/15/10	429,000	469,755
True Temper Sports, Inc., 8.38%, 09/15/11	1,075,000	1,005,125
WH Holdings Ltd., 9.50%, 04/01/11	615,000	665,738

		11,007,494

Energy (1.6%)
Compton Petroleum Corp., 9.90%, 05/15/09	750,000	806,250
Grant Prideco, Inc., 6.13%, 08/15/15 (b)	200,000	203,000
Petroleum Helicoptors, Inc., 9.38%, 05/01/09	475,000	507,063
Pogo Producing Co., 6.88%, 10/01/17 (b)	600,000	611,250
Range Resources Corp., 7.38%, 07/15/13	250,000	266,250
Range Resources Corp., 6.38%, 03/15/15	400,000	405,000
Swift Energy Co., 9.38%, 05/01/12	825,000	895,125

		3,693,938

Entertainment (2.6%)
AMC Entertainment, Inc., 9.88%, 02/01/12	1,050,000	1,015,875
Cinemark USA, Inc., 10.06%, 03/15/14	1,850,000	1,304,250
Cinemark, Inc., 9.00%, 02/01/13	400,000	415,000
Intrawest Corp., 7.50%, 10/15/13	900,000	925,875
Loews Cineplex, 9.00%, 08/01/14	1,150,000	1,124,125
Universal City Development, 11.75%, 04/01/10	950,000	1,078,250
Universal City Florida Holding Co., 7.96%, 05/01/10 (e)	250,000	260,625

		6,124,000

Environmental (1.1%)
Allied Waste North America, Inc., 8.88%, 04/01/08	800,000	838,000
Allied Waste North America, Inc., 9.25%, 09/01/12	633,000	688,388
Allied Waste North America, Inc., 6.13%, 02/15/14	550,000	517,000
Clean Harbors, Inc., 11.25%, 07/15/12 (b)	525,000	590,625

		2,634,013

Financial Institutions (0.3%)
American Real Estate Partners LP Finance, 7.13%, 02/15/13 (b)	775,000	778,875

Food & Beverage (6.0%)
Agrilink Foods, Inc., 11.88%, 11/01/08	350,000	359,625
American Seafoods Group, 10.13%, 04/15/10	725,000	775,750
ASG Consolidated LLC, 9.75%, 11/01/11	1,675,000	1,289,749
B&G Foods Holding Corp., 8.00%, 10/01/11	725,000	737,688
Constellation Brands, Inc., 8.00%, 02/15/08	650,000	685,750

Cott Beverages, Inc., 8.00%, 12/15/11	500,000	515,000
Del Monte Corp., 6.75%, 02/15/15 (b)	1,275,000	1,287,750
Dole Foods Co., 8.63%, 05/01/09	600,000	630,000
Eagle Family Foods, Inc., 8.75%, 01/15/08	250,000	196,250
Michael Foods, Inc., 8.00%, 11/15/13	925,000	949,281
National Beef Packaging Co., 10.50%, 08/01/11	600,000	625,500
Pierre Foods, Inc., 9.88%, 07/15/12	825,000	853,875
Pilgrim’s Pride Corp., 9.63%, 09/15/11	375,000	405,000
Pilgrim’s Pride Corp., 9.25%, 11/15/13	625,000	690,625
Reddy Ice Group, Inc., 9.24%, 11/01/12	1,025,000	794,375
Smithfield Foods, Inc., 7.63%, 02/15/08	300,000	312,000
Smithfield Foods, Inc., 8.00%, 10/15/09	650,000	690,625
Smithfield Foods, Inc., 7.75%, 05/15/13	675,000	712,125
Swift & Co., 10.13%, 10/01/09	375,000	405,469
Swift & Co., 12.50%, 01/01/10	375,000	410,625
UAP Holding Corp., 8.68%, 07/15/12	1,000,000	855,000

		14,182,062

Gaming (4.9%)
155 East Tropicana LLC, 8.75%, 04/01/12	650,000	633,750
Boyd Gaming Corp., 8.75%, 04/15/12	525,000	568,313
Boyd Gaming Corp., 7.75%, 12/15/12	475,000	501,719
CCM Merger, Inc., 8.00%, 08/01/13 (b)	150,000	152,063
Herbst Gaming, Inc., 7.00%, 11/15/14	275,000	276,031
Isle of Capri Casinos, Inc., 9.00%, 03/15/12	425,000	452,625
Kerzner International, 6.75%, 10/01/15 (b)	700,000	681,625
Magna Entertainment Corp., 7.25%, 12/15/09	425,000	438,281
Mandalay Resort Group, 10.25%, 08/01/07	1,150,000	1,241,999
Mandalay Resort Group, 9.50%, 08/01/08	250,000	274,375
MGM Grand, Inc., 9.75%, 06/01/07	925,000	989,750
MGM Grand, Inc., 6.00%, 10/01/09	500,000	496,250
MGM Grand, Inc., 8.38%, 02/01/11	700,000	756,000
MTR Gaming Group, Inc., 9.75%, 04/01/10	800,000	868,000
Park Place Entertainment Corp., 9.38%, 02/15/07	375,000	396,563
Park Place Entertainment Corp., 8.13%, 05/15/11	1,000,000	1,118,749
Penn National Gaming, Inc., 6.75%, 03/01/15	925,000	911,125
San Pasqual Casino, 8.00%, 09/15/13 (b)	200,000	202,250
Station Casinos, Inc., 6.00%, 04/01/12	200,000	200,750
Station Casinos, Inc., 6.50%, 02/01/14	525,000	527,625

		11,687,843

Healthcare (6.3%)
AmeriPath, Inc., 10.50%, 04/01/13	1,200,000	1,253,999
AMR Holding Co./Emcare Holding Co., 10.00%, 02/15/15 (b)	350,000	379,750
BIO-RAD Laboratories, Inc., 6.13%, 12/15/14	375,000	365,625
CDRV Investors, Inc., 11.60%, 01/01/15	2,250,000	1,293,749
Concentra Operating Corp., 9.50%, 08/15/10	625,000	657,813
DaVita, Inc., 7.25%, 03/15/15	625,000	636,719
Fisher Scientific International, Inc., 6.75%, 08/15/14	175,000	184,188
Fisher Scientific International, Inc., 6.13%, 07/01/15 (b)	725,000	730,438
HCA - The Healthcare Corp., 8.75%, 09/01/10	300,000	332,820
HCA - The Healthcare Corp., 7.88%, 02/01/11	575,000	619,177
HCA - The Healthcare Corp., 6.75%, 07/15/13	1,250,000	1,278,128
HCA - The Healthcare Corp., 6.38%, 01/15/15	1,300,000	1,292,655
HCA - The Healthcare Corp., 7.50%, 11/06/33	900,000	902,423
Medical Device Manufacturing, Inc., 10.00%, 07/15/12	925,000	1,008,250
National Mentor, Inc., 9.63%, 12/01/12 (b)	750,000	787,500
Psychiatric Solutions, 7.75%, 07/15/15 (b)	325,000	337,188
Sybron Dental Specialties, Inc., 8.13%, 06/15/12	525,000	564,375
Tenet Healthcare Corp., 9.88%, 07/01/14	475,000	498,750
Tenet Healthcare Corp., 9.25%, 02/01/15 (b)	350,000	355,250
Vanguard Health Holdings, 9.00%, 10/01/14	425,000	454,750
Ventas Realty LP, 6.63%, 10/15/14	875,000	883,750
VWR International, Inc., 8.00%, 04/15/14	225,000	220,219

		15,037,516

Industrial - Other (6.0%)
Aearo Co., 8.25%, 04/15/12	875,000	879,375
ALH Finance LLC/ALH Finance Corp., 8.50%, 01/15/13	1,050,000	997,500
American Tire Distributors, Inc., 10.75%, 04/01/13 (b)	425,000	388,875
Amsted Industries, Inc., 10.25%, 10/15/11 (b)	425,000	465,375
Brand Services, Inc., 12.00%, 10/15/12	1,050,000	1,118,250
Coleman Cable, Inc., 9.88%, 10/01/12	550,000	487,438
Da-Lite Screen Co., Inc., 9.50%, 05/15/11	525,000	556,500
Hawk Corp., 8.75%, 11/01/14	675,000	685,125
Interline Brands, Inc., 11.50%, 05/15/11	487,000	547,875

Knowledge Learning Corp., 7.75%, 02/01/15 (b)	1,200,000	1,181,999
Mueller Group, Inc., 10.00%, 05/01/12	525,000	559,125
Neenah Corp., 11.00%, 09/30/10 (b)	842,000	934,620
Neenah Corp., 13.00%, 09/30/13 (b)	514,185	521,898
Norcross Safety Products, 9.88%, 08/15/11	750,000	808,125
NSP Holdings LLC, 11.75%, 01/01/12	660,494	670,401
Panolam Industries International, Inc., 10.75%, 10/01/13 (b)	550,000	545,875
Rexnord Corp., 10.13%, 12/15/12	675,000	742,500
Safety Products Holdings, 11.75%, 01/01/12	150,000	152,250
Sensus Metering Systems, 8.63%, 12/15/13	875,000	809,375
Superior Essex Communications, 9.00%, 04/15/12	925,000	938,875
Valmont Industries, Inc., 6.88%, 05/01/14	300,000	307,500

		14,298,856

Lodging (1.6%)
Gaylord Entertainment Co., 6.75%, 11/15/14	825,000	802,313
Host Marriott LP, 7.13%, 11/01/13	875,000	897,968
Host Marriott LP, 6.38%, 03/15/15	450,000	438,750
Lodgenet Entertainment, 9.50%, 06/15/13	450,000	495,000
Royal Caribbean Cruises, 8.00%, 05/15/10	600,000	652,500
Starwood Hotels Resorts, 7.88%, 05/01/12	450,000	492,750

		3,779,281

Media - Cable (3.4%)
Cablevision Systems Corp., 7.88%, 12/15/07	700,000	722,750
Cablevision Systems Corp., 8.13%, 07/15/09	875,000	885,938
Cablevision Systems Corp., 8.00%, 04/15/12	400,000	390,000
Charter Communications Holdings Capital Corp., 10.25%, 09/15/10	1,725,000	1,776,750
Charter Communications Holdings Capital Corp., 9.92%, 04/01/11	1,125,000	818,438
Iesy Repository GMBH, 10.38%, 02/15/15 (b)	1,100,000	1,168,750
Kabel Deutschland GMBH, 10.63%, 07/01/14 (b)	1,750,000	1,942,499
Vidiotron Ltee, 6.38%, 12/15/15 (b)	325,000	324,188

		8,029,313

Media - Non-Cable (10.7%)
Advanstar Communications, Inc., 10.75%, 08/15/10	200,000	224,500
Advanstar Communications, Inc., 12.00%, 02/15/11	825,000	884,813
Advanstar, Inc., 13.25%, 10/15/11	600,000	624,000

Affinity Group, Inc., 9.00%, 02/15/12	425,000	427,125
Affinity Group, Inc., 10.88%, 02/15/12	703,750	658,006
American Media Operation, Inc., 10.25%, 05/01/09	250,000	244,375
American Media Operation, Inc., 8.88%, 01/15/11	525,000	467,250
CBD Media Holdings, 9.25%, 07/15/12	1,175,000	1,201,438
Dex Media East LLC, 12.13%, 11/15/12	989,000	1,162,075
Dex Media West LLC, 9.88%, 08/15/13	1,591,000	1,764,020
Dex Media, Inc., 8.27%, 11/15/13	875,000	693,438
DIRECTV Holdings LLC, 8.38%, 03/15/13	844,000	925,235
DIRECTV Holdings LLC, 6.38%, 06/15/15 (b)	400,000	399,000
Echostar DBS Corp., 5.75%, 10/01/08	1,250,000	1,239,062
Echostar DBS Corp., 6.63%, 10/01/14	800,000	796,000
Emmis Communications Corp., 9.31%, 06/15/12	400,000	405,000
Houghton Mifflin Co., 10.31%, 10/15/13	1,250,000	950,000
Intelsat Bermuda Ltd., 8.63%, 01/15/15 (b)	575,000	589,375
Lamar Media Corp., 7.25%, 01/01/13	550,000	577,500
Lamar Media Corp., 6.63%, 08/15/15 (b)	275,000	281,188
NBC Acqusition Corp., 11.60%, 03/15/13	625,000	464,063
Nebraska Book Co., 8.63%, 03/15/12	350,000	330,750
PanAmSat Corp., 9.00%, 08/15/14	453,000	480,180
PanAmSat Holding Corp., 9.63%, 11/01/14	2,200,000	1,528,999
Primedia, Inc., 8.88%, 05/15/11	900,000	947,250
R.H. Donnelly Finance, 10.88%, 12/15/12	575,000	648,313
Rainbow National Services LLC, 10.38%, 09/01/14 (b)	725,000	822,875
Readers Digest Association, Inc., 6.50%, 03/01/11	575,000	586,500
Sinclair Broadcast Group, 8.75%, 12/15/11	475,000	501,125
Vertis, Inc., 9.75%, 04/01/09	250,000	259,375
Vertis, Inc., 10.88%, 06/15/09	1,500,000	1,481,249
WDAC Subsidiary Corp., 8.38%, 12/01/14 (b)	1,175,000	1,142,688
XM Satellite Radio, Inc., 12.00%, 06/15/10	325,000	372,125
Yell Finance BV, 5.65%, 08/01/11	539,000	549,780
Yell Finance BV, 10.75%, 08/01/11	410,000	451,000
Ziff Davis Media, Inc., 12.00%, 08/12/09	45,947	47,383

		25,127,055

Metals & Mining (1.0%)
Aleris International, Inc., 10.38%, 10/15/10	850,000	941,375
Aleris International, Inc., 9.00%, 11/15/14	300,000	318,000

Novelis, Inc., 7.25%, 02/15/15 (b)	700,000	665,000
Republic Technologies International, 0.00%, 07/15/09 (c) (d) (f) (g)	200,000	0
United States Steel Corp., 9.75%, 05/15/10	490,000	540,225

		2,464,600

Packaging (1.7%)
Berry Plastics Corp., 10.75%, 07/15/12	950,000	1,026,000
Graham Packaging Co., 8.50%, 10/15/12 (b)	400,000	400,000
Greif Brothers Corp., 8.88%, 08/01/12	825,000	888,938
Huntsman Packaging Corp., 13.00%, 06/01/10	300,000	144,000
Owens-Brockway Glass Container, 7.75%, 05/15/11	175,000	182,875
Owens-Brockway Glass Container, 8.25%, 05/15/13	375,000	391,875
Owens-Brockway Glass Container, 6.75%, 12/01/14	800,000	776,000
Owens-Illinois, Inc., 7.35%, 05/15/08	300,000	307,500
Russell Stanley Holdings, Inc., 9.00%, 11/30/08 (b) (d)	36,537	17,099

		4,134,287

Paper (3.6%)
Abitibi-Consolidated, 8.38%, 04/01/15 (b)	575,000	567,813
Boise Cascade LLC, 6.47%, 10/15/12	250,000	249,375
Boise Cascade LLC, 7.13%, 10/15/14	350,000	333,375
Georgia Pacific Corp., 8.13%, 05/15/11	600,000	666,000
Georgia Pacific Corp., 9.38%, 02/01/13	2,000,000	2,239,999
Graphic Packaging International, 9.50%, 08/15/13	1,000,000	945,000
Jefferson Smurfit Corp., 8.25%, 10/01/12	450,000	425,250
Jefferson Smurfit Corp., 7.50%, 06/01/13	400,000	362,000
MDP Acquisitions PLC, 9.63%, 10/01/12	400,000	404,000
Mercer International, Inc., 9.25%, 02/15/13	1,050,000	897,750
NewPage Corp., 12.00%, 05/01/13	850,000	743,750
Stone Container Corp., 9.75%, 02/01/11	350,000	357,000
Tembec Industries, Inc., 8.50%, 02/01/11	725,000	476,688

		8,668,000

Restaurants (0.4%)
Landry’s Seafood Restaurants, Inc., 7.50%, 12/15/14	925,000	883,375

Retailers (2.0%)
Couche-Tard Financing Co., 7.50%, 12/15/13	1,000,000	1,035,000
FTD, Inc., 7.75%, 02/15/14	632,000	636,740
General Nuitrition Center, 8.50%, 12/01/10	350,000	300,125

Hines Nurseries, Inc., 10.25%, 10/01/11	550,000	561,000
Penney (J.C.) Co., Inc., 9.00%, 08/01/12	929,000	1,098,543
Rite Aid Corp., 8.13%, 05/01/10	700,000	717,500
U.S. Office Products Co., 0.00%, 06/15/08 (c) (d) (g)	475,000	0
United Auto Group, Inc., 9.63%, 03/15/12	500,000	522,500

		4,871,408

Services (1.0%)
CB Richard Ellis Services, Inc., 9.75%, 05/15/10	214,000	237,005
Global Cash Access LLC, 8.75%, 03/15/12	775,000	836,999
HydroChem Industrial Services (b), 9.25%, 02/15/13	775,000	725,594
Insurance Automotive, 11.00%, 04/01/13 (b)	525,000	541,782

		2,341,380

Supermarkets (0.0%)
Jitney-Jungle Stores of America, Inc., 0.00%, 09/15/07 (c) (d) (g)	100,000	0

Technology (3.8%)
Activant Solutions, Inc., 10.50%, 06/15/11	875,000	918,750
Activant Solutions, Inc., 9.09%, 04/01/10 (b) (e)	200,000	205,000
Danka Business Systems, 11.00%, 06/15/10	450,000	423,000
Freescale Semiconductor, Inc., 7.13%, 07/15/14	575,000	615,250
MagnaChip Semiconductor, 8.00%, 12/15/14	350,000	323,750
Seagate Technology HDD Holding, 8.00%, 05/15/09	350,000	369,250
Smart Modular Technologies, 9.00%, 04/01/12 (b) (e)	625,000	640,625
Solar Capital Corp., 10.25%, 08/15/15 (b)	800,000	814,000
Solar Capital Corp., 9.13%, 08/15/13 (b)	1,000,000	1,041,250
Telex Communications, Inc., 11.50%, 10/15/08	450,000	482,625
UGS Corp., 10.00%, 06/01/12	1,150,000	1,265,000
Unisys Corp., 6.88%, 03/15/10	650,000	630,500
Xerox Corp., 9.75%, 01/15/09	650,000	731,250
Xerox Corp., 7.63%, 06/15/13	475,000	507,063

		8,967,313

Textile (0.5%)
GFSI, Inc., 9.63%, 03/01/07	200,000	183,000
Glenoit Corp., 0.00%, 04/15/07 (c) (d) (g)	125,000	0
Phillips Van-Heusen Corp., 8.13%, 05/01/13	350,000	369,250
Warnaco Group, Inc., 8.88%, 06/15/13	575,000	623,875

		1,176,125

Tobacco (0.4%)
Commonwealth Brands, Inc., 10.63%, 09/01/08 (b)	1,000,000	1,055,000

Transportation (0.6%)
Holt Group, Inc. (The),
0.00%, 01/15/06 (c) (d) (g)	50,000	0
Stena AB, 9.63%, 12/01/12	825,000	899,250
Stena AB, 7.50%, 11/01/13	575,000	562,063

		1,461,313

Utility - Electric (3.8%)
Edison Mission Holding Co., 9.88%, 04/15/11	1,350,000	1,606,499
FPL Energy National Wind, 6.13%, 03/25/19 (b)	340,865	337,193
Nevada Power Co., 6.50%, 04/15/12	75,000	78,188
Nevada Power Co., 9.00%, 08/15/13	909,000	1,014,105
Nevada Power Co., 5.88%, 01/15/15	350,000	346,730
Northwestern Corp., 5.88%, 11/01/14	200,000	203,047
NRG Energy, Inc., 8.00%, 12/15/13	420,000	449,400
PSEG Energy Holdings, 10.00%, 10/01/09	1,125,000	1,254,374
Reliant Energy, Inc., 6.75%, 12/15/14	325,000	320,938
Reliant Resources, Inc., 9.25%, 07/15/10	375,000	408,750
Reliant Resources, Inc., 9.50%, 07/15/13	925,000	1,026,750
Sierra Pacific Resources, 6.75%, 08/15/17 (b)	400,000	403,000
TECO Energy, Inc., 6.75%, 05/01/15 (b)	225,000	236,813
Texas Genco LLC, 6.88%, 12/15/14 (b)	1,325,000	1,354,812

		9,040,599

Utility - Natural Gas (4.5%)
ANR Pipeline Co., 8.88%, 03/15/10	150,000	162,886
EL Paso Corp., 8.05%, 10/15/30	675,000	688,500
EL Paso Corp., 7.80%, 08/01/31	1,450,000	1,460,875
EL Paso Production Corp., 7.75%, 06/01/13	950,000	997,500
Holly Energy Partners LP, 6.25%, 03/01/15 (b)	1,375,000	1,368,125
Inergy LP, 6.88%, 12/15/14 (b)	400,000	384,000
Pacific Energy Partners, 7.13%, 06/15/14	700,000	729,750
Pacific Energy Partners, 6.25%, 09/15/15	150,000	151,125
Semco Energy, Inc., 7.13%, 05/15/08	400,000	409,515
Tennessee Gas Pipeline, 7.50%, 04/01/17	200,000	216,540
Tennessee Gas Pipeline, 8.38%, 06/15/32	1,225,000	1,405,547
Transcontinental Gas Pipeline Corp., 8.88%, 07/15/12	350,000	409,938
Williams Cos., Inc. (The), 7.63%, 07/15/19	750,000	815,625
Williams Cos., Inc. (The), 7.88%, 09/01/21	1,425,000	1,574,625

		10,774,551

Wireless Communications (2.0%)
Inmarsat Finance PLC, 7.63%, 06/30/12	81,000	83,835
Inmarsat Finance PLC, 7.98%, 11/15/12	400,000	330,000

New Skies Satellites NV, 9.13%, 11/01/12	325,000	338,000
Nextel Communications, 7.38%, 08/01/15	875,000	937,524
Rogers Wireless, Inc., 7.25%, 12/15/12	200,000	212,500
Rogers Wireless, Inc., 8.00%, 12/15/12	800,000	849,000
Rogers Wireless, Inc., 6.38%, 03/01/14	625,000	631,250
Rogers Wireless, Inc., 7.50%, 03/15/15	200,000	216,500
Rogers Wireless, Inc., 6.54%, 12/15/10 (c)	425,000	445,188
U.S. Unwired, Inc., 10.00%, 06/15/12	650,000	750,750

		4,794,547

Wireline Communications (4.9%)
Alaska Communications System Holdings, 9.88%, 08/15/11	469,000	514,728
AT&T Corp., 9.75%, 11/15/31	1,850,000	2,351,812
Cincinnati Bell, Inc., 7.25%, 07/15/13	825,000	880,688
Citizens Communications, 6.25%, 01/15/13	525,000	506,625
Citizens Communications, 9.00%, 08/15/31	550,000	560,313
MCI, Inc., 8.74%, 05/01/14	1,075,000	1,201,313
Qwest Corp., 8.88%, 03/15/12	2,600,000	2,853,499
Qwest Services Corp., 13.50%, 12/15/10	1,825,000	2,098,750
Valor Telecommunications Enterprises, 7.75%, 02/15/15 (b)	700,000	682,500

		11,650,228

Total Corporate Bonds		230,779,445

Preferred Stocks (0.2%)
Media - Cable (0.0%)
Pegasus Communications	0	7

Media - Non-Cable (0.0%)
Ziff Davis Media, Inc., Series E-1, PIK	12	7,200

Retailers (0.2%)
General Nutrition Center, Series A	725	538,313

Total Preferred Stocks		545,520

Warrants (0.1%)
Chemicals (0.0%)
General Chemical Industrial Products Series A, expiring 06/01/10 (g) (h)	83	10,251
General Chemical Industrial Products Series B, expiring 06/01/10 (g) (h)	61	0

		10,251

Entertainment (0.0%)
AMF Bowling Worldwide, Inc., Class B, expiring 03/09/09 (d) (g) (h)	811	0

Industrial - Other (0.1%)
ACP Holding Co., expiring 09/13/13 (b) (h)	96,400	168,700

Media - Non-Cable (0.0%)
Advanstar Holdings Corp., expiring 10/15/11 (b) (d) (g) (h)	150	0
XM Satellite Radio, Inc., expiring 03/15/10 (b) (h)	300	18,750
Ziff Davis Media, Inc., expiring 08/12/12 (d) (g) (h)	2,200	0

		18,750

Packaging (0.0%)
Pliant Corp., expiring 06/01/10 (b) (d) (g) (h)	275	0

Paper (0.0%)
MDP Acquisitions, expiring 10/01/13 (b) (h)	300	6,000

Total Warrants		203,701

Cash Equivalents (0.3%)
Investments in repurchase agreements (Collateralized by U.S. Agencies and U.S. Agency Mortgages, in a joint trading account at 3.72%, dated 09/30/05, due 10/03/05, repurchase price $810,127)	$809,876	809,876

Total Cash Equivalents		809,876

Total Investments (Cost $231,230,974) (a) - 97.9%		232,778,257
Other assets in excess of liabilities - 2.1%		5,073,215

NET ASSETS - 100.0%		$237,851,472

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(c)	Bond in default.

(d)	Fair Valued Security.

(e)	Variable Rate Secuirty. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2005.

(f)	Security has filed for bankruptcy protection.

(g)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

(h)	Non-income producing security.

PIK	Paid-In-Kind

Gartmore Variable Insurance Trust

GVIT Equity 500 Index Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (99.3%)
Aerospace & Defense (1.9%)
Boeing Co. (The)	19,662	$1,336,033
General Dynamics Corp.	4,800	573,840
Lockheed Martin Corp.	8,900	543,256
Northrop Grumman Corp.	8,462	459,910
Raytheon Co. +	10,900	414,418
Rockwell Collins, Inc.	4,414	213,284
United Technologies Corp.	24,800	1,285,632
Xilinx, Inc. +	8,100	225,585

		5,051,958

Agriculture (0.2%)
Monsanto Co.	6,495	407,561

Airlines (0.1%)
Southwest Airlines Co.	16,150	239,828

Apparel (0.3%)
Jones Apparel Group, Inc.	2,900	82,650
Liz Claiborne, Inc. +	2,500	98,300
Nike, Inc., Class B	4,700	383,896
Reebok International Ltd.	1,300	73,541
V.F. Corp.	2,400	139,128

		777,515

Auto Parts & Equipment (0.5%)
AutoNation, Inc. (b) +	4,000	79,880
AutoZone, Inc. (b) +	1,300	108,225
Dana Corp.	4,300	40,463
Delphi Automotive Systems Corp.	14,500	40,020
Genuine Parts Co. +	4,000	171,600
Ingersoll Rand Co.	8,200	313,486
Johnson Controls, Inc.	4,600	285,430
Navistar International Corp. (b) +	1,700	55,131
PACCAR, Inc. +	4,225	286,835
Snap-On, Inc.	1,400	50,568
Visteon Corp. +	3,723	36,411

		1,468,049

Automobiles (0.4%)
Ford Motor Co.	44,132	435,141
General Motors Corp. +	13,252	405,644
Harley-Davidson, Inc.	6,600	319,704

		1,160,489

Banks (4.8%)
AmSouth Bancorp +	8,600	217,236
Bank of America Corp.	96,040	4,043,285
Bank of New York Co., Inc.	18,428	541,967
BB&T Corp.	12,900	503,745
Bear Stearns Cos., Inc.	2,600	285,350
Compass Bancshares, Inc.	3,100	142,073
Fifth Third Bancorp +	13,485	495,304

Huntington Bancshares, Inc.	5,410	121,563
KeyCorp. +	9,700	312,825
M & T Bank Corp. +	1,900	200,849
Mellon Financial Corp.	10,200	326,094
National City Corp.	13,700	458,128
Northern Trust Corp.	4,300	217,365
PNC Bank Corp.	6,800	394,536
Regions Financial Corp. +	11,160	347,299
Sovereign Bancorp	8,800	193,952
SunTrust Banks, Inc.	8,800	611,160
Synovus Financial Corp.	7,500	207,900
U.S. Bancorp	43,568	1,223,389
Wachovia Corp.	38,054	1,810,990
Zions Bancorp	2,100	149,541

		12,804,551

Beverages (2.2%)
Anheuser-Busch Cos., Inc.	18,243	785,179
Brown-Forman Corp., Class B	2,200	130,988
Coca-Cola Co.	50,012	2,160,018
Coca-Cola Enterprises, Inc.	7,900	154,050
Constellation Brands, Inc. (b) +	4,400	114,400
Molson Coors Brewing Co. +	1,500	96,015
Pepsi Bottling Group, Inc. (The)	3,700	105,635
PepsiCo, Inc.	40,230	2,281,443

		5,827,728

Biotechnology (0.3%)
Applera Corp.	4,900	113,876
Gilead Sciences, Inc. (b)	11,100	541,236
Group Chiron Corp. (b) +	2,800	122,136
Waters Corp. (b)	2,900	120,640

		897,888

Business Services (2.8%)
Apollo Group, Inc. (b) +	3,500	232,365
AutoDesk, Inc.	5,330	247,525
Automatic Data Processing, Inc.	13,708	589,992
Cintas Corp.	3,600	147,780
Compuware Corp. (b)	10,200	96,900
Convergys Corp. (b)	3,500	50,295
Dow Jones & Co., Inc. +	1,600	61,104
eBay, Inc. (b)	26,900	1,108,279
Electronic Data Systems Corp.	12,700	284,988
Equifax, Inc.	3,100	108,314
Exelon Corp.	16,224	867,011
First Data Corp.	18,316	732,640
Fiserv, Inc. (b) +	4,650	213,296
IMS Health, Inc.	4,953	124,667
Interpublic Group Cos., Inc. (The) (b) +	9,800	114,072
Monster Worldwide, Inc. (b)	2,800	85,988
Moody’s Corp.	6,108	311,997
Omnicom Group, Inc.	4,400	367,972
Paychex, Inc.	7,750	287,370
Pitney Bowes, Inc.	5,600	233,744
Robert Half International, Inc. +	3,700	131,683
Sabre Holdings, Inc.	3,368	68,303
Yahoo!, Inc. (b)	30,300	1,025,352

		7,491,637

Chemicals & Allied Products (1.5%)
Air Products & Chemicals, Inc.	5,500	303,270
Dow Chemical Co.	23,366	973,661
E.I. du Pont de Nemours & Co.	23,500	920,495
Eastman Chemical Co.	1,800	84,546

Engelhard Corp. +	2,800	78,148
Hercules, Inc. (b) +	3,200	39,104
Millipore Corp. (b) +	1,100	69,179
Occidental Petroleum Corp.	9,500	811,585
Praxair, Inc.	7,800	373,854
Rohm & Haas Co.	3,700	152,181
Sigma-Aldrich Corp. +	1,500	96,090

		3,902,113

Computers (9.5%)
Adobe Systems, Inc.	11,600	346,260
Affiliated Computer Services, Class A (b) +	2,900	158,340
American Power Conversion Corp.	4,500	116,550
Apple Computer, Inc. (b)	20,100	1,077,561
Avaya, Inc. (b)	11,366	117,070
BMC Software, Inc. (b) +	5,700	120,270
Cisco Systems, Inc. (b)	152,657	2,737,140
Citrix Systems, Inc. (b) +	3,900	98,046
Computer Associates International, Inc. +	11,100	308,691
Computer Sciences Corp. (b) +	4,400	208,164
Dell, Inc. (b)	57,100	1,952,820
EMC Corp. (b)	56,700	733,698
Gateway, Inc. (b) +	5,700	15,390
Hewlett Packard Co.	69,100	2,017,720
Intel Corp.	145,573	3,588,374
International Business Machines Corp.	38,117	3,057,746
Intuit, Inc. (b) +	4,400	197,164
Lexmark International Group, Inc. (b)	2,700	164,835
Mercury Interactive Corp. (b) +	2,000	79,200
Microsoft Corp.	220,340	5,669,348
NCR Corp. (b)	4,400	140,404
Network Appliance, Inc. (b) +	8,600	204,164
Novell, Inc. (b) +	10,200	75,990
NVIDIA Corp. (b) +	3,900	133,692
Oracle Corp. (b)	91,108	1,128,828
Parametric Technology Corp. (b)	7,100	49,487
Siebel Systems, Inc.	11,700	120,861
Sun Microsystems, Inc. (b)	78,956	309,508
Symantec Corp. (b)	27,991	634,276
Symbol Technologies, Inc. +	5,600	54,208
Unisys Corp. (b)	8,400	55,776

		25,671,581

Conglomerates (0.8%)
Illinois Tool Works, Inc.	5,100	419,883
ITT Industries, Inc. +	2,200	249,920
Tyco International Ltd.	48,056	1,338,360

		2,008,163

Construction & Building Materials (1.1%)
Caterpillar, Inc.	16,200	951,750
Centex Corp.	3,000	193,740
D. R. Horton, Inc.	6,300	228,186
Deere & Co.	5,600	342,720
Fluor Corp.	2,000	128,760
KB Home	2,000	146,400
Masco Corp.	10,581	324,625
Pulte Corp. +	5,000	214,600
Sherwin Williams Co. +	3,000	132,210
Vulcan Materials Co. +	2,492	184,931

		2,847,922

Consumer Products (3.1%)
Alberto Culver Co., Class B +	1,950	87,263

Avery-Dennison Corp.	2,400	125,736
Avon Products, Inc.	11,400	307,800
Black & Decker Corp. +	2,000	164,180
Clorox Co. (The) +	3,799	210,996
Colgate-Palmolive Co.	12,461	657,816
Danaher Corp. +	5,800	312,214
Ecolab, Inc. +	4,400	140,492
Fortune Brands, Inc. +	3,400	276,522
Gillette Co. (The)	21,700	1,262,940
International Flavors & Fragrances, Inc.	2,000	71,280
Kimberly-Clark Corp.	11,200	666,736
Leggett & Platt, Inc. +	4,700	94,940
Maytag Corp.	2,100	38,346
Pall Corp.	2,800	77,000
Procter & Gamble Co.	61,142	3,635,503
Whirlpool Corp. +	1,600	121,232

		8,250,996

Containers (0.2%)
Ball Corp.	2,600	95,524
Bemis Co. +	2,800	69,160
Newell Rubbermaid, Inc.	6,900	156,285
Sealed Air Corp. (b)	1,900	90,174

		411,143

Drugs (4.2%)
Amerisource Bergen Corp.	2,454	189,694
Biogen, Inc. (b)	8,339	329,224
Eli Lilly & Co.	27,370	1,464,842
Express Scripts, Inc., Class A (b) +	3,600	223,920
Forest Laboratories, Inc., Class A (b)	7,800	303,966
Genzyme Corp. (b)	6,000	429,840
Medimmune, Inc. (b) +	6,109	205,568
Merck & Co., Inc.	52,964	1,441,150
Mylan Laboratories, Inc.	4,800	92,448
Pfizer, Inc.	176,161	4,398,741
Schering Plough Corp.	34,800	732,540
Wyeth	31,800	1,471,386

		11,283,319

Electrical Equipment (3.7%)
Cooper Industries Ltd., Class A +	2,215	153,145
Eaton Corp.	3,600	228,780
Emerson Electric Co.	9,900	710,820
General Electric Co.	254,048	8,553,796
Grainger (W.W.), Inc.	2,000	125,840

		9,772,381

Electronics (1.1%)
Agilent Technologies, Inc. (b)	12,037	394,212
Altera Corp. (b) +	9,200	175,812
Broadcom Corp., Class A (b)	7,000	328,370
Molex, Inc. +	3,925	104,719
Radioshack Corp. +	3,000	74,400
Rockwell International Corp.	4,200	222,180
Sanmina Corp. (b) +	11,500	49,335
Solectron Corp. (b)	24,000	93,840
Tektronix, Inc.	2,100	52,983
Teradyne, Inc. (b)	4,800	79,200
Texas Instruments, Inc.	38,700	1,311,930

		2,886,981

Entertainment (0.7%)
Electronic Arts, Inc. (b)	7,400	420,986
International Game Technology	8,300	224,100

Walt Disney Co. (The)	48,500	1,170,305

		1,815,391

Financial Services (9.7%)
AMBAC Financial Group, Inc.	2,650	190,959
American Express Co.	29,900	1,717,456
Capital One Financial Corp. +	7,000	556,640
Charles Schwab Corp.	25,450	367,244
Cit Group, Inc.	5,100	230,418
Citigroup, Inc.	123,854	5,637,833
Comerica, Inc.	4,000	235,600
Countrywide Credit Industries, Inc.	13,900	458,422
E*TRADE Financial Corp. (b)	8,900	156,640
Federal Home Loan Mortgage Corp.	16,300	920,298
Federal National Mortgage Association	22,986	1,030,233
Federated Investors, Inc.	2,100	69,783
First Horizon National Corp. +	3,000	109,050
Franklin Resources, Inc. +	3,700	310,652
Golden West Financial Corp.	6,200	368,218
Goldman Sachs Group, Inc.	11,200	1,361,696
H & R Block, Inc. +	8,200	196,636
J.P. Morgan Chase & Co.	83,901	2,846,761
Janus Capital Group, Inc. +	5,500	79,475
Lehman Brothers Holdings, Inc. +	6,467	753,276
Marshall & Ilsley Corp. +	5,000	217,550
MBNA Corp.	29,950	737,968
Merrill Lynch & Co.	22,400	1,374,240
Morgan Stanley Dean Witter & Co.	25,800	1,391,652
North Fork Bancorp, Inc.	11,400	290,700
Providian Financial Corp. (b)	7,400	130,832
SLM Corp. +	10,100	541,764
State Street Corp.	7,800	381,576
T. Rowe Price Group, Inc. +	3,000	195,900
Washington Mutual, Inc.	20,815	816,364
Wells Fargo Co.	40,659	2,381,398

		26,057,234

Food & Related (2.7%)
Altria Group, Inc.	49,600	3,656,016
Archer-Daniels Midland Co.	15,937	393,006
Campbell Soup Co.	4,700	139,825
ConAgra, Inc.	12,600	311,850
General Mills, Inc.	8,800	424,160
H.J. Heinz Co.	8,500	310,590
Hershey Foods Corp.	4,500	253,395
Kellogg Co.	6,300	290,619
McCormick & Co. +	3,200	104,416
Sara Lee Corp. +	19,029	360,600
SYSCO Corp.	14,800	464,276
Tyson Foods, Inc., Class A +	6,400	115,520
Wrigley (Wm.) Jr. Co.	4,300	309,084

		7,133,357

Healthcare (6.3%)
Abbott Laboratories	37,467	1,588,601
Allergan, Inc.	3,100	284,022
Bausch & Lomb, Inc.	1,300	104,884
Baxter International, Inc.	15,100	602,037
Becton Dickinson & Co.	6,100	319,823
Bristol-Myers Squibb Co.	46,462	1,117,876
Cardinal Health, Inc.	9,953	631,418
Coventry Health Care, Inc. (b)	2,700	232,254
Guidant Corp.	7,800	537,342
HCA, Inc.	11,000	527,120

Health Management Associates, Inc., Class A +	6,100	143,167
Humana, Inc. (b)	3,700	177,156
Johnson & Johnson, Inc.	71,111	4,499,903
King Pharmaceuticals, Inc. (b)	6,133	94,326
McKesson HBOC, Inc.	7,200	341,640
Medco Health Solutions, Inc. (b)	7,448	408,374
Medtronic, Inc.	29,200	1,565,704
Quest Diagnostics, Inc. +	3,900	197,106
St. Jude Medical, Inc. (b)	8,400	393,120
Stryker Corp.	7,100	350,953
Tenet Healthcare Corp. (b) +	11,700	131,391
Unitedhealth Group, Inc.	30,044	1,688,473
Watson Pharmaceutical, Inc. (b)	2,100	76,881
Wellpoint Health Networks, Inc. (b)	14,600	1,106,972

		17,120,543

Hotels & Motels (0.6%)
Cendant Corp.	24,600	507,744
Harrah’s Entertainment, Inc.	4,300	280,317
Hilton Hotels Corp.	7,900	176,328
Marriott International, Inc., Class A	4,200	264,600
Starwood Hotels & Resorts Worldwide, Inc.	5,000	285,850

		1,514,839

Industrial (0.1%)
Parker Hannifin Corp.	2,700	173,637
Thermo Electron Corp. (b)	3,900	120,510

		294,147

Insurance (4.9%)
ACE Ltd. +	7,012	330,055
Aetna, Inc.	6,900	594,366
AFLAC, Inc.	11,700	530,010
Allstate Corp. (The)	15,700	868,053
American International Group, Inc.	62,068	3,845,733
AON Corp.	7,600	243,808
Chubb Corp. (The)	4,600	411,930
CIGNA Corp.	3,100	365,366
Cincinnati Financial Corp.	3,821	160,062
Hartford Financial Services Group, Inc.	7,300	563,341
Jefferson-Pilot Corp. +	3,381	173,006
Lincoln National Corp.	4,300	223,686
Loews Corp.	3,367	311,144
Marsh & McLennan Cos., Inc.	12,200	370,758
MBIA, Inc. +	3,250	197,015
MetLife, Inc.	18,300	911,889
MGIC Investment Corp. +	2,200	141,240
Principal Financial Group, Inc. +	6,600	312,642
Progressive Corp. (The) +	4,800	502,896
Prudential Financial, Inc.	12,200	824,232
SAFECO Corp.	3,100	165,478
St. Paul Travelers Cos., Inc. (The)	15,865	711,863
Torchmark Corp.	2,500	132,075
UnumProvident Corp. +	7,400	151,700
XL Capital Ltd., Class A	3,400	231,302

		13,273,650

Leisure Products (0.3%)
Brunswick Corp.	2,300	86,779
Carnival Corp.	10,500	524,790
Hasbro, Inc.	3,400	66,810
Mattel, Inc. +	10,200	170,136

		848,515

Manufacturing (1.2%)
3M Co.	18,138	1,330,604
American Standard Cos., Inc.	4,200	195,510
Cummins Engine, Inc. +	1,100	96,789
Dover Corp.	5,000	203,950
Honeywell International, Inc.	20,400	765,000
PPG Industries, Inc.	4,100	242,679
Stanley Works (The)	1,800	84,024
Textron, Inc.	3,300	236,676

		3,155,232

Medical Equipment & Supplies (0.6%)
Bard (C.R.), Inc.	2,500	165,075
Biomet, Inc. +	6,051	210,030
Boston Scientific Corp. (b)	14,500	338,865
Fisher Scientific International, Inc. (b)	2,900	179,945
Laboratory Corp. of America Holdings (b)	3,200	155,872
PerkinElmer, Inc.	2,800	57,036
Zimmer Holdings, Inc. (b)	5,826	401,353

		1,508,176

Medical Services (1.2%)
Amgen, Inc. (b)	29,732	2,368,748
Caremark Rx, Inc. (b) +	10,541	526,312
Hospira, Inc. (b)	3,636	148,967
Manor Care, Inc. +	1,500	57,615

		3,101,642

Metals & Mining (0.6%)
Alcoa, Inc.	20,440	499,145
Freeport-McMoran Copper & Gold, Inc., Class B +	4,400	213,796
Newmont Mining Corp.	10,758	507,455
Phelps Dodge Corp. +	2,300	298,839

		1,519,235

Multimedia (2.4%)
Clear Channel Communications, Inc.	13,200	434,148
Comcast Corp., Class A (b)	52,448	1,540,922
L-3 Communications Holdings, Inc. +	2,900	229,303
News Corp.	59,300	924,487
Time Warner, Inc.	113,221	2,050,433
Viacom, Inc., Class B	37,928	1,252,003

		6,431,296

Office Equipment & Supplies (0.1%)
Xerox Corp. (b)	23,100	315,315

Oil & Gas (8.6%)
Amerada Hess Corp.	1,900	261,250
Anadarko Petroleum Corp.	5,649	540,892
Apache Corp.	7,698	579,044
Ashland, Inc.. +	1,700	93,908
Baker Hughes, Inc.	7,900	471,472
BJ Services Co.	7,300	262,727
ChevronTexaco Corp.	53,846	3,485,452
ConocoPhillips	33,532	2,344,222
Devon Energy Corp.	10,800	741,312
El Paso Corp. +	15,577	216,520
EOG Resources, Inc.	5,800	434,420
Exxon Mobil Corp.	151,154	9,604,325
KeySpan Corp.	3,800	139,764
Kinder Morgan, Inc.	2,200	211,552
Marathon Oil Corp.	8,901	613,546
Murphy Oil Corp.	3,900	194,493
Nabors Industries Ltd. (b)	3,900	280,137
NICOR, Inc. +	900	37,827

Noble Corp.	3,300	225,918
People’s Energy Corp. +	800	31,504
Sempra Energy	5,807	273,277
Sunoco, Inc.	3,100	242,420
Transocean Sedco Forex, Inc. (b)	7,700	472,087
Valero Energy Corp.	7,400	836,644
Williams Cos., Inc. (The) +	13,400	335,670
XTO Energy, Inc.	8,666	392,743

		23,323,126

Oil Equipment & Services (1.4%)
Burlington Resources, Inc.	9,000	731,880
Dynergy, Inc., Class A (b) +	6,300	29,673
Halliburton Co.	12,300	842,796
Kerr-Mcgee Corp.	2,866	278,317
National-OilWell, Inc. (b)	4,100	269,780
Rowan Cos., Inc.	2,400	85,176
Schlumberger Ltd.	13,990	1,180,476
Weatherford International Ltd. (b)	3,300	226,578

		3,644,676

Paper & Forest Products (0.6%)
Georgia Pacific Corp.	6,390	217,643
International Paper Co.	11,521	343,326
Louisiana-Pacific Corp.	2,500	69,225
MeadWestvaco Corp.	3,907	107,911
Pactiv Corp. (b)	3,500	61,320
Plum Creek Timber Co., Inc. +	4,424	167,714
Temple-Inland, Inc. +	2,800	114,380
Weyerhaeuser Co.	5,800	398,750

		1,480,269

Photographic Equipment (0.1%)
Eastman Kodak Co. +	7,100	172,743

Printing & Publishing (0.6%)
Donnelley (R.R.) & Sons Co. +	5,200	192,764
Gannett Co., Inc.	6,000	412,980
Knight-Ridder, Inc. +	1,600	93,888
McGraw-Hill Cos., Inc. (The)	8,900	427,556
Meredith Corp.	1,200	59,868
New York Times Co., Class A +	3,500	104,125
Tribune Co.	6,564	222,454

		1,513,635

Railroads (0.6%)
Burlington Northern Santa Fe Corp.	8,800	526,240
CSX Corp.	5,300	246,344
Norfolk Southern Corp.	9,300	377,208
Union Pacific Corp.	6,200	444,540

		1,594,332

Real Estate Investment Trusts (0.7%)
Apartment Investment & Management Co. +	2,200	85,316
Archstone-Smith Trust +	4,900	195,363
Equity Office Properties Trust	9,800	320,558
Equity Residential Property Trust +	7,000	264,950
ProLogis Trust	6,100	270,291
Public Storage, Inc. +	2,100	140,700
Simon Property Group, Inc. +	4,500	333,540
Vornado Realty Trust	2,700	233,874

		1,844,592

Restaurants (0.6%)
Darden Restaurants, Inc.	3,350	101,740
McDonald’s Corp.	30,100	1,008,049

Wendy’s International, Inc.	2,700	121,905
YUM! Brands, Inc.	6,800	329,188

		1,560,882

Retail (5.4%)
Albertson’s, Inc. +	8,859	227,233
Bed Bath & Beyond, Inc. (b)	7,100	285,278
Best Buy Co., Inc.	9,875	429,859
Big Lots, Inc. (b) +	3,200	35,168
Circuit City Stores, Inc.	4,700	80,652
Coach, Inc. (b)	9,200	288,512
Costco Wholesale Corp.	11,400	491,226
CVS Corp.	19,108	554,323
Dillards, Inc. +	1,500	31,320
Dollar General Corp. +	7,175	131,590
Family Dollar Stores, Inc. +	4,000	79,480
Federated Department Stores, Inc.	6,311	422,017
Gap, Inc. (The)	14,300	249,249
Home Depot, Inc.	51,582	1,967,337
J.C. Penney Co., Inc.	6,200	294,004
Kmart Holding Corp. (b)	2,373	295,249
Kohl’s Corp. (b)	8,400	421,512
Kroger Co. (b)	17,600	362,384
Limited, Inc. (The)	8,066	164,788
Lowe’s Cos., Inc.	18,886	1,216,258
Nordstrom, Inc.	5,100	175,032
Office Depot, Inc. (b)	7,300	216,810
Officemax, Inc.	1,200	38,004
Safeway, Inc.	11,000	281,600
Staples, Inc.	17,450	372,034
Starbucks Corp. (b)	9,200	460,920
Supervalu, Inc.	3,400	105,808
Target Corp. +	20,916	1,086,168
Tiffany & Co. +	3,400	135,218
TJX Cos., Inc.	11,600	237,568
Wal-Mart Stores, Inc.	59,688	2,615,528
Walgreen Co.	24,200	1,051,490

		14,803,619

Semiconductors (1.2%)
Advanced Micro Devices, Inc. (b)	9,100	229,320
Analog Devices, Inc.	9,000	334,260
Applied Materials, Inc.	38,800	658,048
Applied Micro Circuits Corp. (b)	9,200	27,600
Freescale Semiconductor, Inc. (b)	9,346	220,379
Jabil Circuit, Inc. (b)	4,300	132,956
KLA-Tencor Corp.	4,800	234,048
Linear Technology Corp.	7,500	281,925
LSI Logic Corp. (b) +	9,700	95,545
Maxim Integrated Products, Inc.	8,000	341,200
Micron Technology, Inc. (b) +	14,600	194,180
National Semiconductor Corp. +	7,800	205,140
Novellus Systems	3,400	85,272
PMC-Sierra, Inc. (b) +	4,600	40,526
QLogic Corp. (b) +	2,100	71,820

		3,152,219

Steel (0.1%)
Allegheny Technologies, Inc. +	2,100	65,058
Nucor Corp.	3,600	212,364
United States Steel Corp.	2,900	122,815

		400,237

Telecommunications (4.8%)
ADC Telecomm, Inc. (b) +	3,057	69,883

ALLTEL Corp.	9,000	585,990
Andrew Corp. (b) +	3,700	41,255
AT&T Corp.	19,362	383,368
BellSouth Corp. +	43,400	1,141,420
CenturyTel, Inc.	3,000	104,940
CIENA Corp. (b) +	11,039	29,143
Citizens Communications Co.	7,800	105,690
Comverse Technology, Inc. (b)	4,600	120,842
Corning, Inc. (b)	35,700	690,081
JDS Uniphase Corp. (b) +	35,000	77,700
Lucent Technologies, Inc. (b) +	100,800	327,600
Motorola, Inc.	59,600	1,316,564
QUALCOMM, Inc.	38,800	1,736,300
Qwest Communications International, Inc. (b)	39,123	160,404
SBC Communications, Inc.	79,658	1,909,402
Scientific-Atlanta, Inc.	3,500	131,285
Sprint Corp.	70,799	1,683,600
Tellabs, Inc. (b)	11,000	115,720
Univision Communications, Inc. (b) +	5,800	153,874
Verizon Communications, Inc.	66,002	2,157,606

		13,042,667

Tire & Rubber (0.1%)
B.F. Goodrich Co. (The)	2,800	124,152
Cooper Tire & Rubber Co. +	1,800	27,486
Goodyear Tire & Rubber Co. (b) +	4,200	65,478

		217,116

Tobacco (0.1%)
R.J. Reynolds Tobacco, Inc.	2,200	182,644
UST, Inc. +	4,000	167,440

		350,084

Trucking (1.0%)
FedEx Corp.	7,400	644,762
Ryder System, Inc. +	1,500	51,330
United Parcel Service, Inc., Class B	26,700	1,845,771

		2,541,863

Utilities (3.1%)
AES Corp. (b)	15,800	259,594
Allegheny Energy, Inc. (b) +	4,100	125,952
Ameren Corp. +	4,800	256,752
American Electric Power Co., Inc.	9,260	367,622
Calpine Corp. (b) +	10,600	27,454
Centerpoint Energy, Inc. +	6,500	96,655
Cinergy Corp.	4,600	204,286
CMS Energy Corp. (b) +	4,900	80,605
Consolidated Edison, Inc. +	5,900	286,445
Constellation Energy Group, Inc.	4,200	258,720
Detroit Edison Co.	4,300	197,198
Dominion Resources, Inc.	8,000	689,120
Duke Energy Corp.	21,800	635,906
Edison International	7,800	368,784
Entergy Corp.	4,900	364,168
FirstEnergy Corp.	7,986	416,230
FPL Group, Inc.	9,100	433,160
Nisource, Inc. +	6,664	161,602
PG & E Corp.	8,800	345,400
Pinnacle West Capital Corp. +	2,400	105,792
PPL Corp.	9,000	290,970
Progress Energy, Inc. +	5,926	265,189
Public Service Enterprise Group, Inc.	5,800	373,288
Southern Co. +	17,500	625,800

TECO Energy, Inc. +	5,100	91,902
TXU Corp.	5,600	632,128
Xcel Energy, Inc. +	9,780	191,786

		8,152,508

Waste Management (0.2%)
Allied Waste Industries, Inc. (b) +	5,800	49,010
Waste Management, Inc.	13,700	391,957

		440,967

Total Common Stocks		265,485,910

CASH EQUIVALENTS (0.4%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies, in a joint trading account at 3.72%, dated 09/30/05, due 10/03/05, repurchase price $1,023,757)	$1,023,440	1,023,440

Total Cash Equivalents		1,023,440

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (9.2%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds - Notes to Statement of Investments (Securities Lending)	24,615,207	24,615,207

Total Short-Term Securities Held as Collateral for Securities Lending		24,615,207

Total Investments (Cost $300,605,663) (a) - 108.9%		291,124,557
Liabilities in excess of other assets - (8.9)%		(23,910,910)

NET ASSETS - 100.0%		$267,213,647

+	All or part of the security was on loan as of September 30, 2005.

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

At September 30, 2005 the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts *	Expiration	Market Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
27	S&P 500 Emini Futures	12/16/05	$1,666,305	$7,457

*	Cash pledged as collateral.

Gartmore Variable Insurance Trust

Van Kampen GVIT Multi Sector Bond Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
CORPORATE BONDS (41.6%)
Advertising (0.1%)
WPP Finance (UK) Corp., 5.88%, 06/15/14	190,000	$196,446
WPP Group, PLC, 6.00%, 06/18/08 (EUR)	120,000	155,873

		352,319

Aerospace Defense (0.2%)
Northrop Grumman Corp., 4.08%, 11/16/06	115,000	114,403
Raytheon Co., 8.30%, 03/01/10	120,000	136,152
Systems 2001 Asset Trust, 6.66%, 09/15/13 (c)	286,438	306,993

		557,548

Asset Backed Securities (6.8%)
Aegis Asset Backed Securities Trust, 3.94%, 10/25/35 (e)	1,537,611	1,537,719
Asset Backed Funding Certificates, 3.91%, 03/25/35 (e)	745,543	745,665
Banc of America Funding Corp., 4.15%, 09/20/35 (e)	649,893	651,478
Bear Stearns Asset Backed, Inc., 3.95%, 06/25/35 (e)	965,306	965,251
Capital Auto Receivables Asset Trust, 3.83%, 04/15/08 (e)	1,250,000	1,250,603
Credit Based Asset Servicing and Securities, 3.93%, 08/25/35 (e)	1,221,591	1,221,563
Credit Based Asset Servicing and Securities, 3.94%, 08/25/35 (e)	1,262,032	1,262,004
First Franklin Mortgage Loan Asset Backed Certificates, 3.93%, 08/25/35 (e)	1,290,619	1,290,708
GSAMP Trust, 3.92%, 04/25/35 (e)	653,320	653,398
GSAMP Trust, 3.92%, 06/25/35 (e)	952,661	952,715
GSAMP Trust, 3.95%, 08/01/35 (e)	1,736,964	1,737,085
Master Asset Backed Securities Trust, 3.92%, 03/25/35 (e)	712,053	712,178
Structured Asset Investment Loan Trust, 4.17%, 11/25/33 (e)	818,670	820,524
Structured Asset Investment Loan Trust, 3.92%, 06/25/35 (e)	976,596	976,574
Structured Asset Investment Loan Trust, 3.93%, 07/25/35 (e)	1,720,401	1,720,058
Structured Asset Securities Corp., 3.91%, 05/25/35 (e)	1,319,537	1,318,660

		17,816,183

Auto Parts & Equipment (0.2%)
Lear Corp., 8.11%, 05/15/09	295,000	293,384
TRW Automotive, Inc. Series B, 9.38%, 02/15/13	236,000	256,060

		549,444

Automotive (0.4%)
General Motors Corp., 8.38%, 07/05/33 (EUR)	180,000	169,801
General Motors Corp., 8.38%, 07/15/33 (EUR) +	670,000	522,600
Sonic Automotive Inc., Series B, 8.63%, 08/15/13 +	445,000	440,550

		1,132,951

Banking (0.9%)
Banco ABN AMRO Real SA, 0.00%, 07/21/06	260,000	280,800
Bank One Corp., 6.00%, 02/17/09	95,000	98,102
Chase Manhattan Corp., 7.00%, 11/15/09	240,000	259,564
Deutsche Bank AG, 5.13%, 01/31/13 (EUR)	80,000	107,411
JP Morgan Chase & Co., 5.35%, 03/01/07	140,000	141,615
KFW International Finance, 2.05%, 09/21/09 (JPY)	94,000,000	877,057
Marshall & Ilsley Bank, 3.80%, 02/08/08	605,000	594,717

		2,359,266

Brewery (0.1%)
FBG Finance Ltd., 5.13%, 06/15/15	250,000	245,250

Broadcast Media (0.3%)
CanWest Media, Inc., 8.00%, 09/15/12	400,000	424,500
Lin Television Corp., 6.50%, 05/15/13 +	85,000	80,538
Salem Communications Holding Corp., 9.00%, 07/01/11	184,000	196,190

		701,228

Business Services (0.2%)
Adecco Financial Services, 6.00%, 03/15/06 (EUR)	100,000	121,865
Iron Mountain, Inc., 8.63%, 04/01/13 +	195,000	204,263
Iron Mountain, Inc., 7.75%, 01/15/15	220,000	223,300

		549,428

Cable (1.0%)
Cablevision Systems Corp., 7.89%, 04/01/09 +	290,000	297,250
Charter Communications, LLC, 9.63%, 11/15/09	465,000	395,250
Comcast Cable Communication, Inc., 6.75%, 01/30/11	300,000	322,578
Cox Communications, Inc., 4.63%, 01/15/10	175,000	171,106
Echostar DBS Corp., 6.38%, 10/01/11	475,000	470,844
Echostar DBS Corp., 6.63%, 10/01/14 +	70,000	69,300
General Cable Corp., 9.50%, 11/15/10	100,000	105,250
Kabel Deutschland GMBH, 10.63%, 07/01/14 (c)	330,000	364,650
Renaissance Media Group, 10.00%, 04/15/08	120,000	118,800
TCI Communications, Inc., 7.88%, 02/15/26	90,000	107,408
Telenet Group Holdings NV, 0.00%, 06/15/14 +	300,000	245,250

		2,667,686

Chemicals & Plastics (1.0%)
Equistar Chemical, 10.13%, 09/01/08	330,000	354,750
Hexcel Corp., 6.75%, 02/01/15 +	215,000	212,850
Huntsman Corp., 10.13%, 07/01/09 +	195,000	200,606
ICI Wilmington, 4.38%, 12/01/08	115,000	113,059
IMC Global, Inc., 10.88%, 06/01/08	25,000	28,250
Innophos, Inc., 8.88%, 08/15/14 (c)	320,000	327,200
ISP, Inc., 10.63%, 12/15/09 +	350,000	370,125
JohnsonDiversey, Inc., 9.63%, 05/15/12 +	180,000	179,550
Nalco Co., 7.75%, 11/15/11	165,000	168,713
Nalco Co., 8.88%, 11/15/13 +	85,000	87,231
Rhodia SA, 8.88%, 06/01/11 +	250,000	236,250
Rockwood Specialities Group, 10.63%, 05/15/11	233,000	253,970

		2,532,554

Computer Services (0.1%)
Sungard Data Systems, Inc., 9.13%, 08/15/13 (c)	150,000	155,438
Sungard Data Systems, Inc., 8.52%, 08/15/13 +	50,000	51,750

		207,188

Construction & Building Materials (0.6%)
Associated Materials, Inc., 9.34%, 03/01/14	660,000	330,000
Goodman Global Holdings, 6.41%, 06/15/12	70,000	68,425
Goodman Global Holdings, 7.88%, 12/15/12 (c) +	365,000	330,325
Nortek, Inc., 8.50%, 09/01/14	250,000	230,000
RMCC Acquisition Co., 9.50%, 11/01/12 (c)	125,000	126,250
Technical Olympic USA, Inc., 9.00%, 07/01/10	200,000	207,000
Technical Olympic USA, Inc., 10.38%, 07/01/12	280,000	294,700

		1,586,700

Consumer Products (0.2%)
Amscan Holdings, Inc., 8.75%, 05/01/14	135,000	118,125
Clorox Co., 3.98%, 12/14/07	210,000	210,330
Spectrum Brands, Inc., 7.38%, 02/01/15 (c)	170,000	153,000

		481,455

Distribution & Wholesale (0.3%)
Buhrmann US, Inc., 8.25%, 07/01/14 +	250,000	255,625
Buhrmann US, Inc., 7.88%, 03/01/15	240,000	241,200
Nebraska Book Co., 8.63%, 03/15/12	190,000	178,600

		675,425

Diversified (0.0%)
Murrin Murrin Holdings, 0.00%, 08/31/07 (b) (f) (g) (i)	125,000	0
Tyco International Group SA, 6.13%, 04/04/07	40,000	50,472

Drugs (0.1%)
Amerisourcebergen Corp., 5.63%, 09/15/12	120,000	118,200

Warner Chilcott Corp., 8.75%, 02/01/15 (c)	210,000	201,600

		319,800

Electronic Components (0.1%)
Sanmina-Sci Corp., 6.75%, 03/01/13 +	270,000	256,500

Entertainment (0.1%)
Isle Of Capri Casinos, 7.00%, 03/01/14	325,000	311,594

Environmental Controls (0.4%)
Allied Waste North America, Inc., 8.88%, 04/01/08	375,000	390,938
Allied Waste North America, Inc., 6.38%, 04/15/11	65,000	62,238
Allied Waste North America, Inc., Series B, 8.50%, 12/01/08	200,000	208,500
Waste Management, Inc., 7.13%, 10/01/07	450,000	469,184

		1,130,860

Financial Services (14.0%)
AIG SunAmerica Global Finance, 6.30%, 05/10/11 (c)	395,000	422,760
Altria Finance Ltd., 5.63%, 06/24/08 (EUR)	90,000	115,184
American General Finance Corp., 4.63%, 05/15/09	95,000	94,060
AXA Financial, Inc., 7.75%, 08/01/10	460,000	514,534
Carrington Mortgage Loan Trust, 3.91%, 06/25/35 (e)	853,563	853,490
Carrington Mortgage Loan Trust, 3.71%, 09/25/35 (e)	1,367,858	1,367,827
Carrington Mortgage Loan Trust, 3.96%, 10/25/35 (e)	1,700,000	1,700,000
Caterpillar Financial Services Corp., 3.89%, 08/20/07 +	220,000	220,304
Caterpillar Financial Services Corp., 3.63%, 11/15/07	75,000	73,612
CIT Group, Inc., 7.38%, 04/02/07	120,000	124,782
Citigroup Mortgage Loan Trust, Inc., 3.92%, 05/25/35 (e)	1,536,065	1,536,269
Citigroup Turkey, Inc., 0.00%, 09/28/06	220,000	241,098
Citigroup, Inc., 6.00%, 02/21/12	285,000	302,840
Citigroup, Inc., 5.63%, 08/27/12	245,000	254,678
Citigroup, Inc., 6.63%, 06/15/32	50,000	56,373
Countrywide Alternative Loan Trust, 4.11%, 08/25/44 (e)	1,217,759	1,216,807
Countrywide Alternative Loan Trust, 4.10%, 10/25/45 (e)	1,225,000	1,225,000
Countrywide Home Loans, Inc., 3.25%, 05/21/08 (e)	220,000	211,768
Credit Suisse First Boston, 7.20%, 08/20/11	400,000	404,400
Equifirst Mortgage Loan Trust, 3.89%, 04/25/35 (e)	957,029	957,157
Farmers Exchange Capital, 7.05%, 07/15/28 (c)	285,000	294,259
Ford Motor Credit Co., 7.38%, 10/28/09	70,000	67,616
Ford Motor Credit Co., 7.25%, 10/25/11	220,000	208,820

GE Capital Credit Card Master Note Trust, 3.82%, 06/15/10 (e)	1,350,000	1,350,931
General Electric Capital Corp., 4.25%, 12/01/10 +	100,000	98,081
General Electric Capital Corp., 6.75%, 03/15/32	220,000	258,770
General Motors Acceptance Corp., 6.88%, 09/15/11	490,000	445,710
General Motors Acceptance Corp., 8.00%, 11/01/31	555,000	484,609
Goldman Sachs Group, Inc., 6.60%, 01/15/12	145,000	157,189
Goldman Sachs Group, Inc., 5.25%, 10/15/13	245,000	247,212
Harborview Mortgage Loan Trust, 4.17%, 09/19/35 (e)	1,123,963	1,126,863
Harborview Mortgage Loan Trust, 4.08%, 07/19/45 (e)	783,082	782,714
Household Finance Corp., 6.50%, 05/05/09 (EUR)	140,000	188,771
Household Finance Corp., 8.00%, 07/15/10	250,000	282,095
John Hancock Global Funding, 7.90%, 07/02/10	155,000	176,036
JSG Funding, PLC, 10.13%, 10/01/12	80,000	103,347
Mantis Reef, Ltd., 4.69%, 11/14/08 (c)	425,000	418,926
MBNA Corp., 4.16%, 05/05/08	460,000	463,785
MBNA Corp., 6.13%, 03/01/13	220,000	234,717
MBNA Credit Card Master Note Trust, 3.89%, 08/16/10 (e)	1,750,000	1,754,753
Merrill Lynch Mortgage Investors, Inc., 4.03%, 06/25/35 (e)	866,323	866,442
Merrill Lynch Mortgage Investors, Inc., 3.95%, 07/25/35 (e)	1,623,321	1,622,890
Nationwide Building Society, 4.25%, 02/01/10 (c)	290,000	283,934
Novastar Home Equity Loan, 3.95%, 06/25/35 (e)	1,977,922	1,978,291
Option One Morgage Loan Trust, 4.13%, 11/25/34 (e)	1,575,771	1,577,625
Park Place Securities, Inc., 3.91%, 06/25/35 (e)	1,111,691	1,111,316
Prudential Holdings, LLC, 7.25%, 12/18/23 (c)	150,000	179,436
Refco Finance Holdings, 9.00%, 08/01/12	162,000	176,175
Residential Capital Corp., 6.38%, 06/30/10 (c)	275,000	278,597
Saxon Asset Securities Trust, 3.92%, 05/25/35 (e)	1,364,984	1,364,953
SLM Corp., 4.00%, 01/15/10	240,000	233,177
Terwin Mortgage Trust, 3.95%, 07/25/35 (e)	1,107,507	1,107,482
UCAR Finance, Inc., 10.25%, 02/15/12 +	200,000	214,500
Wachovia Morgage Loan Trust, LLC, 3.93%, 10/25/35 (e)	1,350,000	1,350,000
Washington Mutual, Inc., 8.25%, 04/01/10 (e)	500,000	561,096

Washington Mutual, Inc., 3.93%, 08/25/45 (e)	938,312	938,389
Washington Mutual, Inc., 4.10%, 10/25/45 (e)	1,550,000	1,550,000

		36,432,450

Food Products & Services (0.2%)
Michael Foods, 8.00%, 11/15/13	120,000	122,550
Pilgrim’s Pride Corp., 9.63%, 09/15/11 +	170,000	182,750
Pilgrim’s Pride Corp., 9.25%, 11/15/13 +	95,000	104,500
Smithfield Foods, Inc., 8.00%, 10/15/09 +	90,000	95,175

		504,975

Forestry (0.1%)
Tembec Industries, Inc., 8.50%, 02/01/11 +	225,000	146,813

Health Care & Health Care Services (0.3%)
HCA, Inc., 6.30%, 10/01/12	300,000	298,194
HCA, Inc., 7.58%, 09/15/25	175,000	173,410
Health Net, Inc., 9.88%, 04/15/11	295,000	346,162
National Nephrology Association, 9.00%, 11/01/11 (c)	40,000	44,500

		862,266

Hotels & Casinos (0.6%)
Host Marriott LP, 7.13%, 11/01/13	80,000	81,700
HMH Properties, Inc., Series B, 7.88%, 08/01/08	63,000	63,788
Host Marriott LP, 6.38%, 03/15/15	235,000	227,950
Hyatt Equities, LLC, 6.88%, 06/15/07 (c)	130,000	132,524
Las Vegas Sands Corp., 6.38%, 02/15/15 +	265,000	255,725
MGM Mirage, Inc., 6.00%, 10/01/09	300,000	296,250
Starwood Hotels & Resorts, 7.38%, 05/01/07	150,000	154,688
Station Casinos, Inc., 6.00%, 04/01/12 +	340,000	339,574

		1,552,199

Insurance (1.5%)
Farmers Insurance Exchange, 8.63%, 05/01/24 (c)	250,000	298,616
Hartford Financial Services Group, 2.38%, 06/01/06	40,000	39,461
Marsh & McLennan Cos., Inc., 5.88%, 08/01/33	660,000	597,784
Munich Re Finance BV, 6.75%, 06/21/23 (EUR)	130,000	185,185
Specialty Underwriting & Residential Finance, 3.96%, 07/25/07	1,725,000	1,725,000
Specialty Underwriting & Residential Finance, 3.93%, 12/25/35	745,229	745,212
St. Paul Travelers, 5.01%, 08/16/07	240,000	240,271

		3,831,529

Internet (0.0%)
Exodus Communications, Inc., 0.00%, 07/15/10 (b)(f)(g)(i)	126,186	0
Rhythms Netconnections, 0.00%, 02/15/10 (b)(f)(g)(i)	366,692	0

Machinery, Construction & Mining (0.1%)
Manitowoc Co., Inc., 10.50%, 08/01/12	214,000	239,145

Manufacturing (0.6%)
Interface, Inc., 7.30%, 04/01/08	55,000	55,000
Interface, Inc., 10.38%, 02/01/10	60,000	64,800
Interface, Inc., 9.50%, 02/01/14 +	225,000	225,000
Koppers, Inc., 9.88%, 10/15/13	70,000	77,350
Levi Strauss & Co., 8.25%, 04/01/12	400,000	399,000
NMHG Holding Co., 10.00%, 05/15/09	330,000	353,100
Propex Fabrics, Inc., 10.00%, 12/01/12	215,000	198,338
TriMas Corp., 9.88%, 06/15/12	110,000	90,200

		1,462,788

Medical Instruments (0.3%)
Fisher Scientific International, 6.75%, 08/15/14 +	365,000	382,338
Fresenius Medical Cap TR II, 7.88%, 02/01/08	350,000	364,000

		746,338

Medical Products (0.1%)
VWR International, Inc., 6.88%, 04/15/12	215,000	212,313

Metals (0.1%)
Novelis, Inc., 7.25%, 02/15/15 (c)	380,000	359,100

Oil & Gas (2.4%)
Chesapeake Energy Corp., 7.50%, 09/15/13	200,000	213,000
Chesapeake Energy Corp., 6.63%, 01/15/16	230,000	232,875
Citgo Petroleum Corp., 6.00%, 10/15/11	410,000	410,000
El Paso Production Holdings, 7.75%, 06/01/13	265,000	276,925
Empresa Nacional del Petroleo, 6.75%, 11/15/12 (c)	230,000	248,427
Empresa Nacional del Petroleo, 6.75%, 11/15/12	180,000	194,850
Gazprom Capital, 8.625%, 04/28/34	390,000	507,000
Hanover Equipment Trust, Series A, 8.50%, 09/01/08 (c) +	126,000	131,040
Hilcorp Energy, 10.50%, 09/01/10 (c) +	315,000	346,500
Husky Oil Ltd., 8.90%, 08/15/28	525,000	569,017
Magnum Hunter Resources, 9.60%, 03/15/12 +	29,000	31,465
Pemex Project Funding Master Trust, 6.63%, 04/04/10	250,000	340,323
Pemex Project Funding Master Trust, 5.17%, 06/15/10 (c) (e)	570,000	593,085
Pemex Project Funding Master Trust, 8.63%, 12/01/23	250,000	304,375
Pemex Project Funding Master Trust, 9.50%, 09/15/27	110,000	144,100
Pemex Project Funding Master Trust, 9.50%, 09/15/27	30,000	39,450

Petro Shopping Centre, 9.00%, 02/15/12	320,000	315,200
Petroleos Mexicanos, 9.50%, 09/15/27	580,000	764,149
Pogo Producing Co., 6.88%, 10/01/17 (c)	210,000	212,888
RAS Laffan Liquid Natural Gas, 8.29%, 03/15/14 (c)	220,000	256,933
Sempra Energy, 4.62%, 05/17/07	155,000	154,676

		6,286,278

Packaging & Containers (0.5%)
Graham Packaging Co., 8.50%, 10/15/12 +	155,000	154,225
Graham Packaging Co., 9.88%, 10/15/14 +	220,000	211,200
Graphic Packaging International, 9.50%, 08/15/13 +	165,000	155,100
Huntsman Packaging Corp., 13.00%, 06/01/10	170,000	80,750
Owens-Illinois, Inc., 7.50%, 05/15/10	325,000	329,875
Pliant Corp., 11.13%, 09/01/09 +	45,000	38,700
Sealed Air Corp., 5.63%, 07/15/13 (c)	390,000	391,071

		1,360,921

Paper & Forest Products (0.9%)
Abitibi-Consolidated, Inc., 8.55%, 08/01/10 +	455,000	462,963
Abitibi-Consolidated, Inc., 8.85%, 08/01/30	125,000	112,500
Bowater, Inc., 7.95%, 11/15/11 +	300,000	302,250
Georgia-Pacific Corp., 8.88%, 02/01/10	360,000	401,400
Pindo Deli Finance BV, 4.68%, 04/28/15	171,871	140,934
Pindo Deli Finance BV, 4.68%, 04/28/18	446,898	232,387
Pindo Deli Finance BV, 0.00%, 04/28/27	901,231	198,271
Tjiwi Kimia International BV, 4.68%, 04/28/15	148,827	126,503
Tjiwi Kimia International BV, 4.68%, 04/28/18	383,062	248,990
Tjiwi Kimia International BV, 0.00%, 04/28/27	473,111	123,009

		2,349,207

Pipelines (0.5%)
Consolidated Natural Gas, 5.00%, 12/01/14	230,000	226,700
Dynegy Holdings, Inc., 9.88%, 07/15/10 (c)	450,000	490,500
Pacific Energy Partners, 7.13%, 06/15/14	150,000	155,625
Panhandle Eastern Pipelines Series B, 2.75%, 03/15/07	85,000	82,612
Texas Eastern Transmission, 7.00%, 07/15/32	85,000	99,679
The Williams Cos., Inc., 7.88%, 09/01/21	255,000	280,500

		1,335,616

Printing & Publishing (0.4%)
Dex Media East, LLC, 12.13%, 11/15/12	104,000	121,680
Dex Media West/Finance Series B, 9.88%, 08/15/13	75,000	82,781
Houghton Mifflin Co., 8.25%, 02/01/11	40,000	41,300
Houghton Mifflin Co., 9.88%, 02/01/13	170,000	180,200

Knight-Ridder, Inc., 5.75%, 09/01/17	205,000	202,719
Primedia, Inc., 8.88%, 05/15/11 +	255,000	267,113
VNU NV, 6.63%, 05/30/07	100,000	127,776

		1,023,569

Real Estate (0.4%)
Brascan Corp., 7.13%, 06/15/12 +	180,000	199,274
EOP Operating, LP, 4.75%, 03/15/14	280,000	269,667
World Financial, 6.91%, 09/01/13 (c)	579,570	615,085

		1,084,026

Real Estate Investment Trust (0.0%)
Reckson Operating Partnership, 5.15%, 01/15/11	110,000	109,181

Rental & Leasing (0.1%)
Hertz Corp., 7.63%, 08/15/07 +	265,000	269,421
Hertz Corp., 7.63%, 06/01/12	115,000	110,412

		379,833

Retail (0.5%)
Brown Shoe Co., Inc.., 8.75%, 05/01/12	140,000	147,700
Delhaize America, Inc., 8.13%, 04/15/11	215,000	233,020
General Nuitrition Center, 8.50%, 12/01/10 +	105,000	89,513
JC Penney Co., Inc., 7.40%, 04/01/37	195,000	210,844
Jean Coutu Group PJC, Inc., 7.63%, 08/01/12 +	60,000	61,050
Jean Coutu Group PJC, Inc., 8.50%, 08/01/14 +	125,000	124,375
Limited Brands, 6.95%, 03/01/33	150,000	146,051
Rayovac Corp., 8.50%, 10/01/13 +	310,000	299,149
Rite Aid Corp., 8.13%, 05/01/10	55,000	56,100

		1,367,802

Seismic Data Collection (0.0%)
Cie Gener De Geophysique, 7.50%, 05/15/15 (c)	40,000	41,600

Special Purpose Entity (0.5%)
Aries Vermogenswaltung, 9.60%, 10/25/14	500,000	660,550
Innophos Investments, 11.79%, 02/15/15 (c)	135,000	128,419
K&F Acquisition, Inc., 7.75%, 11/15/14 +	370,000	373,700
Medcath Holdings Corp., 9.88%, 07/15/12 +	105,000	114,450

		1,277,119

Telecommunications (2.2%)
American Tower Corp., 7.50%, 05/01/12	275,000	291,500
American Tower Corp., 7.13%, 10/15/12 +	100,000	105,000
AT&T Corp., 7.75%, 11/21/06	100,000	125,834
AT&T Corp., 9.75%, 11/15/31	295,000	373,544
AT&T Wireless Services, Inc., 8.75%, 03/01/31	115,000	155,227
Axtel SA, 11.00%, 12/15/13	285,000	319,913
Corning, Inc., 6.25%, 02/18/10 (EUR)	60,000	80,034
Deutsche Telekom, 8.75%, 06/15/30	40,000	51,641
Deutsche Telekom International	160,000	246,397

Finance, 8.13%, 05/29/12 (EUR)
France Telecom, 8.50%, 03/01/31	85,000	113,913
France Telecom SA, 8.13%, 01/28/33	90,000	166,978
Intelsat Bermuda Ltd., 8.70%, 01/15/12	190,000	193,325
Nextlink Communications, Inc., 0.00%, 06/01/09 (b)(f)(g)(i)	500,000	0
Nextlink Communications, Inc., 0.00%, 06/01/09 (b)(f)(g)(i)	350,000	0
Nortel Networks Corp., 4.25%, 09/01/08	190,000	178,838
Nortel Networks Ltd., 6.13%, 02/15/06	215,000	215,000
Qwest Communications International, 7.29%, 02/15/09	475,000	469,062
Qwest Corp., 5.63%, 11/15/08	45,000	44,325
Qwest Services Corp., 13.50%, 12/15/10	600,000	686,999
Qwest Services Corp., 14.00%, 12/15/14	105,000	127,313
Rural Cellular Corp., 9.63%, 05/15/08 +	125,000	125,625
Rural Cellular Corp., 8.37%, 03/15/10	450,000	463,499
Satelites Mexicanos SA de CV, 10.13%, 11/01/04 (f)	70,000	37,450
SBA Communications Corp., 8.50%, 12/01/12	175,000	190,313
SBA Telecommunications, 0.00%, 12/15/11	259,000	235,043
Sprint Capital Corp., 8.38%, 03/15/12	150,000	176,526
Sprint Capital Corp., 8.75%, 03/15/32	40,000	53,637
Telecom Italia Capital, 4.00%, 11/15/08	110,000	107,328
Telecom Italia Capital, 4.00%, 01/15/10 (c)	195,000	187,242
Ubiquitel Operating Co., 9.88%, 03/01/11	220,000	244,200
Verizon New England, 6.50%, 09/15/11	10,000	10,642

		5,776,348

Textiles (0.1%)
Mohawk Industries, Inc., Series D, 7.20%, 04/15/12	125,000	138,893
Oxford Industries, Inc., 8.88%, 06/01/11	100,000	104,000
Tempur-Pedic, Inc., 10.25%, 08/15/10	71,000	77,390

		320,283

Tobacco (0.2%)
Altria Group, Inc., 7.00%, 11/04/13	65,000	71,147
Altria Group, Inc., 7.75%, 01/15/27	125,000	145,759
RJ Reynolds Tobacco Holdings, 6.50%, 07/15/10 (c)	200,000	199,500

		416,406

Transportation Services (0.4%)
Burlington North Santa Fe, 4.58%, 01/15/21	96,418	94,193
CHC Helicopter Corp., 7.38%, 05/01/14	95,000	97,375
CHC Helicopter Corp., 7.38%, 05/01/14 (c)	255,000	261,376

Fedex Corp, 2.65%, 04/01/07	110,000	106,901
Norfolk Southern Corp., 7.35%, 05/15/07	115,000	119,649
Union Pacific Corp., 6.79%, 11/09/07	100,000	104,164
Union Pacific Corp., 6.63%, 02/01/08	180,000	187,470
Union Pacific Corp., 6.65%, 01/15/11	130,000	140,139

		1,111,267

Utilities & Power Producers (1.5%)
AES Corp., 9.38%, 09/15/10	53,000	58,433
AES Corp., 7.75%, 03/01/14 +	95,000	100,700
AES Corp., 9.00%, 05/15/15	305,000	334,737
Arizona Public Service Co., 5.80%, 06/30/14	200,000	209,494
CC Funding Trust I, 6.90%, 02/16/07	235,000	241,518
Cincinnati Gas & Electric Co., 5.70%, 09/15/12	65,000	67,416
CMS Energy Corp., 7.50%, 01/15/09 +	485,000	508,037
Detroit Edison Co., 6.13%, 10/01/10	85,000	89,813
Entergy Gulf States, 3.60%, 06/01/08	65,000	62,413
Entergy Gulf States, 4.27%, 12/01/09	105,000	105,253
Exelon Corp., 6.75%, 05/01/11	210,000	225,099
Foundation PA Coal Co., 7.25%, 08/01/14 +	50,000	52,125
Monongahela Power Co., 5.00%, 10/01/06	170,000	170,348
MSW Energy Holdings, 7.38%, 09/01/10	185,000	191,938
MSW Energy Holdings, 8.50%, 09/01/10	45,000	48,263
National Grid Transco, PLC, 5.00%, 07/02/18	110,000	146,051
NiSource Finance Corp., 7.63%, 11/15/05	155,000	155,570
NiSource Finance Corp., 4.39%, 11/23/09	120,000	120,470
Pacific Gas & Electric, 6.05%, 03/01/34	160,000	166,463
PSEG Energy Holdings, 7.75%, 04/16/07	220,000	224,949
Reliant Energy, Inc., 6.75%, 12/15/14 +	170,000	167,025
RWE Finance BV, 5.50%, 10/26/07	9,000	11,441
TXU Corp., 4.81%, 11/15/14	300,000	298,007
TXU Corp. Series J, 6.38%, 06/15/06	65,000	65,707
Wisconsin Electric Power Co., 3.50%, 12/01/07	110,000	107,396

		3,928,666

Total Corporate Bonds		109,001,889

U.S. TREASURY OBLIGATIONS (21.0%)
U.S. Treasury Bonds (0.6%)
6.38%, 08/15/27 +	1,300,000	1,610,985

U.S. Treasury Notes (20.4%)
3.50%, 11/15/06 +	15,200,000	15,094,908
3.13%, 05/15/07 +	5,000,000	4,917,970
3.88%, 02/15/13 +	6,800,000	6,624,954
4.25%, 08/15/13 +	5,550,000	5,530,919
8.13%, 08/15/19 +	3,625,000	4,949,115
0.00%, 02/15/25	7,000,000	2,836,078
7.63%, 02/15/25 +	500,000	690,254

6.13%, 08/15/29 +	10,350,000	12,600,721

		53,244,919

Total U.S. Treasury Obligations		54,855,904

SOVEREIGN BONDS (13.4%)
Argentina (0.4%)
Republic of Argentina, 5.83%, 12/31/33	1,930,000	873,326
Republic of Argentina, 8.28%, 12/31/33	46,702	48,173
Republic of Argentina, 1.33%, 12/31/38	92,965	36,721
Republic of Argentina, 0.00%, 04/10/49	390,000	163,800

		1,122,020

Brazil (1.5%)
Federal Republic of Brazil, 14.50%, 10/15/09	520,000	676,260
Federal Republic of Brazil, 10.50%, 07/14/14	180,000	217,890
Federal Republic of Brazil, 8.00%, 01/15/18	300,000	317,700
Federal Republic of Brazil, 8.88%, 10/14/19	956,000	1,038,216
Federal Republic of Brazil, 4.25%, 04/15/24	450,000	432,000
Federal Republic of Brazil, 6.00%, 04/15/24	200,000	193,166
Federal Republic of Brazil, 8.88%, 04/15/24	470,000	501,725
Federal Republic of Brazil C-Bond, 8.00%, 04/15/14	506,635	507,395

		3,884,352

Bulgaria (0.1%)
Republic of Bulgaria, 8.25%, 01/15/15 (c)	99,000	122,141
Republic of Bulgaria, 8.25%, 01/15/15	210,000	258,006

		380,147

Canada (0.3%)
Canadian Govt., 5.25%, 06/01/12 (CAD)	700,000	654,038

Columbia (0.1%)
Republic of Columbia, 9.75%, 04/09/11	148,822	170,029
Republic of Columbia, 11.75%, 02/25/20	90,000	125,190
Republic of Columbia, 10.38%, 01/28/33	70,000	91,350

		386,569

Germany (2.4%)
Bundes Republic of Deutschland, 5.63%, 01/04/28	3,820,000	6,042,145

Italy (0.1%)
Buoni Poliennali Del Tesson, 5.25%, 11/01/29 (EUR)	120,000	176,665

Ivory Coast (0.0%)
Ivory Coast, 0.00%, 03/29/18	285,000	49,875

Japan (0.2%)
Japanese Government, 0.80%, 03/20/13	50,000,000	428,746

Malaysia (0.4%)
Malaysia, 8.75%, 06/01/09	690,000	781,946
Malaysia, 7.50%, 07/15/11	150,000	171,105

		953,051

Mexico (1.3%)
United Mexican States, 10.38%, 02/17/09	520,000	607,620
United Mexican States, 8.38%, 01/14/11 +	1,130,000	1,299,500
United Mexican States, 8.13%, 12/30/19	610,000	739,625
United Mexican States, 11.50%, 05/15/26	238,000	381,990
United Mexican States, 8.30%, 08/15/31	240,000	300,000

		3,328,735

Nigeria (0.2%)
Central Bank Of Nigeria, 6.25%, 11/15/20	500,000	501,250

Panama (0.2%)
Republic of Panama, 9.63%, 02/08/11	150,000	178,875
Republic of Panama, 10.75%, 05/15/20	90,000	125,325
Republic of Panama, 9.38%, 04/01/29	140,000	177,800

		482,000

Peru (0.2%)
Republic of Peru, 9.88%, 02/06/15	145,000	185,238
Republic of Peru, 8.38%, 05/03/16	180,000	210,600
Republic of Peru, 8.75%, 11/21/33	190,000	229,425

		625,263

Philippines (0.9%)
Republic of Philippines, 8.88%, 03/17/15	930,000	992,775
Republic of Philippines, 10.63%, 03/16/25	270,000	315,225
Republic of Philippines, 9.50%, 02/02/30	920,000	982,100

		2,290,100

Qatar (0.1%)
State of Qatar, 9.75%, 06/15/30	170,000	260,100

Russia (1.6%)
Russian Federation, 8.25%, 03/31/10	720,000	779,760
Russian Federation, 11.00%, 07/24/18	621,000	947,211
Russian Federation, 12.75%, 06/24/28	960,000	1,809,408
Russian Federation, 5.00%, 03/31/30	351,948	404,388

		3,940,767

Spain (1.3%)
Bonos Y Oblig Del Estado, 5.15%, 07/30/09 (EUR)	2,250,000	2,952,096
Bonos Y Oblig Del Estado, 6.15%, 01/31/13 (EUR)	330,000	478,871

		3,430,967

Sweden (0.2%)
Swedish Government, 5.00%, 01/28/09 (SEK)	4,500,000	626,187

Tunisia (0.0%)
Banque Cent De Tunisie, 7.38%, 04/25/12	110,000	124,300

Turkey (0.5%)
Republic of Turkey, 0.00%, 02/23/06 (c)	19,000	27,499
Republic of Turkey, 0.00%, 02/23/06 (c)	280,000	419,608
Republic of Turkey, 0.00%, 02/23/06 (c)	300,000	424,410
Republic of Turkey, 11.00%, 01/14/13	370,000	473,137

		1,344,654

United Kingdom (0.8%)
United Kingdom Treasury, 8.50%, 12/07/05 (GBP)	1,250,000	2,221,013

Venezuela (0.6%)
Republic of Venezuela, 10.75%, 09/19/13	240,000	299,400
Republic of Venezuela, 8.50%, 10/08/14	270,000	299,700
Republic of Venezuela, 9.38%, 01/13/34	912,000	1,079,808

		1,678,908

Total Sovereign Bonds		34,931,852

U.S. GOVERNMENT AGENCIES (11.8%)
Federal Home Loan Mortgage Corporation (0.4%)
5.13%, 11/07/13	990,000	990,809
IOETTE, Series 1103, Class N, 1,156.50%, 06/15/21	19	37

		990,846

Federal National Mortgage Association (11.4%)
4.50%, 10/01/18 TBA, 10/01/18 (d)	2,150,000	2,104,983
5.00%, 10/01/18 TBA, 10/15/20 (d)	3,200,000	3,191,002
6.00%, 10/01/32 TBA, 10/15/35 (d)	1,850,000	1,880,640
6.00%, 11/01/32 TBA, 11/01/33 (d)	3,500,000	3,554,688
7.00%, 09/01/32 TBA, 10/01/30 (d)	18,200,000	19,047,427

		29,778,740

Total U.S. Government Agencies		30,769,586

MORTGAGE-BACKED OBLIGATIONS (4.2%)
Federal Home Loan Mortgage Corporation (0.6%)
Gold, Pool # C00712, 6.50%, 02/01/29	44,757	46,183
Gold, Pool # C01104, 8.00%, 12/01/30	60,133	64,150
Gold, Pool # C01132, 8.00%, 01/01/31	60,316	64,345
Gold, Pool # C01150, 8.00%, 02/01/31	42,730	45,584
Gold, Pool # C29808, 8.00%, 08/01/29	33,980	36,258
Gold, Pool # C37329, 8.00%, 03/01/30	3,305	3,526
Gold, Pool # C39060, 8.00%, 06/01/30	3,165	3,377
Gold, Pool # C41333, 7.50%, 08/01/30	27,439	29,096

Gold, Pool # C41531, 8.00%, 08/01/30	18,003	19,206
Gold, Pool # C42327, 8.00%, 09/01/30	2,550	2,721
Gold, Pool # C44964, 7.50%, 11/01/30	73,530	77,969
Gold, Pool # C46763, 8.00%, 01/01/31	4,769	5,088
Gold, Pool # C46946, 8.00%, 01/01/31	16,372	17,465
Gold, Pool # C48997, 8.00%, 03/01/31	91,462	97,572
Gold, Pool # C49587, 8.00%, 03/01/31	71,841	76,608
Gold, Pool # C50477, 8.00%, 04/01/31	35,526	37,883
Gold, Pool # C53381, 8.00%, 06/01/31	6,540	6,977
Gold, Pool # C53597, 8.00%, 06/01/31	155,421	165,734
Gold, Pool # C53657, 8.00%, 06/01/31	43,277	46,149
Gold, Pool # C60019, 7.50%, 11/01/31	13,459	14,270
Gold, Pool # C67851, 7.50%, 06/01/32	226,589	240,227
Gold, Pool # C69951, 6.50%, 08/01/32	125,707	129,396
Gold, Pool # C90381, 7.50%, 11/01/20	2,033	2,157
Gold, Pool # G11602, 5.50%, 03/01/19	38,191	38,760
Pool # 170271, 12.00%, 08/01/15	382,496	418,941

		1,689,642

Federal National Mortgage Association (3.0%)
Pool # 251752, 6.50%, 06/01/28	180,861	186,796
Pool # 252009, 6.50%, 07/01/28	423,767	437,672
Pool # 253113, 7.50%, 03/01/30	31,494	33,365
Pool # 253673, 7.50%, 03/01/31	46,143	48,840
Pool # 253674, 8.00%, 03/01/31	3,392	3,626
Pool # 254695, 6.50%, 04/01/33	462,546	476,081
Pool # 323591, 6.50%, 03/01/29	302,266	312,185
Pool # 346286, 6.50%, 05/01/26	106,623	110,186
Pool # 370191, 6.50%, 01/01/27	6,251	6,460
Pool # 415967, 6.50%, 10/01/28	171,319	176,941
Pool # 457953, 6.50%, 01/01/29	132,495	136,843
Pool # 482616, 6.50%, 02/01/29	261,886	270,407
Pool # 50946, 6.50%, 12/01/23	34,383	35,386
Pool # 511954, 7.50%, 10/01/29	31,738	33,615
Pool # 515828, 8.00%, 10/01/29	42,088	44,999
Pool # 517874, 7.50%, 02/01/30	47,517	50,295
Pool # 519145, 7.50%, 10/01/29	30,301	32,093
Pool # 523284, 7.50%, 11/01/29	9,001	9,533
Pool # 527589, 7.50%, 01/01/30	13,874	14,695
Pool # 535399, 8.00%, 07/01/30	48,574	51,933
Pool # 535533, 8.00%, 10/01/30	179,445	191,854
Pool # 540017, 8.00%, 05/01/30	6,164	6,591
Pool # 540091, 7.50%, 06/01/30	27,699	29,319
Pool # 545239, 8.00%, 09/01/31	69,238	74,026

Pool # 545551, 8.00%, 04/01/32	43,816	46,846
Pool # 545604, 8.00%, 09/01/31	26,242	28,057
Pool # 545759, 6.50%, 07/01/32	275,516	283,882
Pool # 555533, 6.50%, 04/01/33	132,121	136,204
Pool # 555571, 6.50%, 03/01/33	230,838	237,848
Pool # 564363, 8.00%, 01/01/31	6,320	6,757
Pool # 564993, 7.50%, 03/01/31	30,753	32,551
Pool # 576112, 7.00%, 05/01/31	5,485	5,741
Pool # 577304, 7.50%, 04/01/31	13,045	13,807
Pool # 577407, 7.50%, 07/01/31	67,126	71,043
Pool # 606566, 7.50%, 10/01/31	61,237	64,810
Pool # 613017, 8.00%, 03/01/31	3,801	4,064
Pool # 630601, 7.00%, 05/01/32	294,034	307,784
Pool # 642656, 7.00%, 07/01/32	137,024	143,432
Pool # 656557, 6.50%, 01/01/33	30,527	31,454
Pool # 666097, 7.00%, 10/01/32	130,290	136,383
Pool # 667591, 6.50%, 10/01/32	412,139	424,654
Pool # 741875, 6.50%, 09/01/33	43,778	45,059
Pool # 766095, 6.50%, 02/01/34	221,468	227,949
Pool # B10210, 5.50%, 10/01/18	1,813,162	1,840,162
Pool # B10747, 5.50%, 11/01/18	44,425	45,086
Pool # B16180, 5.50%, 08/01/19	44,223	44,882
Pool # B16668, 5.50%, 09/01/19	39,110	39,692
Pool # B17066, 5.50%, 09/01/19	661,810	671,664
Pool # B19298, 5.50%, 05/01/20	59,080	59,960

		7,723,512

Government National Mortgage Association (0.6%)
Pool # 780141, 10.00%, 12/15/20	250,028	279,506
Pool # 780349, 10.00%, 09/15/21	301,291	336,717
Pool # 780378, 11.00%, 01/15/19	290,066	318,586
Pool # 780699, 9.50%, 12/15/17	279,165	307,114
Pool # 780709, 11.00%, 01/15/21	322,707	354,191

		1,596,114

Total Mortgage-Backed Obligations		11,009,268

INTEREST ONLY BONDS (0.6%)
Federal Home Loan Mortgage Corporation (0.2%)
3.19%, 06/17/17	2,398,150	128,290
6.00%, 04/15/32	1,514,768	236,859
7.00%, 07/15/33	661,895	135,835

		500,984

Federal National Mortgage Association (0.4%)
5.50%, 05/25/27	995,529	88,302
6.00%, 08/25/32	553,960	79,076
6.00%, 05/25/33	614,297	119,142
6.50%, 05/25/33	1,401,659	306,127
6.50%, 05/25/33	568,633	113,683
6.00%, 06/25/33	619,968	123,067
6.50%, 06/25/33	567,511	114,989

		944,386

Total Interest Only Bonds		1,445,370

WARRANTS (0.0%)
Foreign Government (0.0%)
Republic of Venezuela, 0.00%, 04/15/20 (b) (i)	1,150	0

Total Warrants		0

CASH EQUIVALENTS (18.8%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds in a joint trading account at 3.72%, dated 09/30/05, due 10/3/05, repurchase price $2,119,265)	2,119,049	2,119,049

Federal Home Loan Bank Discount Notes (8.2%)
0.00%, 10/05/05	5,000,000	4,999,000
0.00%, 10/07/05	8,500,000	8,496,600
0.00%, 12/23/05	8,000,000	7,932,136

		21,427,736

Federal Home Loan Mortgage Discount Notes (8.5%)
0.00%, 10/11/05	5,000,000	4,996,000
0.00%, 10/18/05	12,500,000	12,481,250
0.00%, 12/20/05	5,000,000	4,959,160

		22,436,410

U.S. Treasury Bill (0.3%)
0.00%, 01/12/06	700,000	693,308

U.S. Treasury Notes (1.0%)
0.00%, 02/15/27	7,000,000	2,594,242

Total Cash Equivalents		49,270,745

Short-Term Securities Held as Collateral for Securities Lending (10.9%)
Pool of short-term securities for Gartmore Variable Insurance Trust – Notes to Statement of Investments (Securities Lending)	28,494,948	28,494,948

Total Short-Term Securities Held as Collateral for Securities Lending		28,494,948

Total Investments (Cost $311,863,196) (a) - 122.3%		319,779,562
Liabilities in excess of other assets - (22.3)%		(58,312,680)

NET ASSETS - 100.0%		$261,466,882

+	All or part of the security was on loan as September 30, 2005.

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(d)	Mortgage Dollar Rolls

(e)	Variable Rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on September 30, 2005.

(f)	Security in default.

(g)	Fair Valued Security

(h)	Security has filed for bankruptcy protection

(i)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees

(AUD)	Principal amount denominated in Australian Dollar

(GBP)	Principal amount denominated in British Pound

(CAD)	Principal amount denominated in Canadian Dollar

(EUR)	Principal amount denominated in Euro

(JPY)	Principal amount denominated in Japanese Yen

(SEK)	Principal amount denominated in Swedish Krone

C-Bond Capitalization Bond

TBA To Be Announced

At September 30, 2005, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contract:
Euro	10/26/05	(6,218,792)	(6,155,386)	63,406
British Sterling Pound	12/23/05	(740,460)	(722,291)	18,169
Swedish Krone	12/21/05	(392,994)	(389,204)	3,790
Total Short Contracts		(7,352,247)	(7,266,882)	85,365

Long Contracts:
Japanese Yen	11/10/05	6,396,512	6,284,187	(112,325)
Japanese Yen	11/10/05	13,307,762	13,081,729	(226,033)
Japanese Yen	11/10/05	887,674	885,097	(2,577)
Total Long Contracts		20,591,947.67	20,251,012.50	(340,935.17)

At September 30, 2005, the Fund’s open futures contracts were as follows:

Number of Contracts	Contracts	Expiration	Market Value Covered by Contracts	Appreciation (Depreciation)
Long Contracts:
419	U.S. 10 yr. Note Future	12/20/05	46,057,266	(371,385)
2	Japanese Gov’t Bond	12/20/05	275,300,000	(3,967,600)
Total Long Contracts			321,357,266	(4,338,985)

Short Contracts:
393	U.S. 5 yr. Note Future	12/20/05	(41,995,734)	405,021
141	U.S. 2 yr. Bond Future	12/30/05	(29,030,578)	178,428
23	U.S. 30 yr. Treasury Bond	12/20/05	(2,631,344)	47,667
12	Euro Bond Future	12/20/05	(1,470,360)	8,475

Total Short Contracts			(79,467,001)	639,591

Gartmore Variable Insurance Trust

GVIT Small Cap Value Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (93.3%)
Aerospace & Defense (1.7%)
AAR Corp. (b)	15,100	$259,418
Alliant Techsystems, Inc. (b)	82,600	6,166,090
Curtiss-Wright Corp.	13,900	857,769
Esterline Technologies Corp. (b)	59,700	2,262,033
HEICO Corp.	7,900	183,280
Kaman Corp., Class A	28,600	584,870
Moog, Inc., Class A (b)	42,575	1,256,814
Orbital Sciences Corp. (b)	18,900	236,250
Teledyne Technologies, Inc. (b)	27,600	951,372
Triumph Group, Inc. (b)	8,800	327,096

		13,084,992

Airlines (0.9%)
Alaska Air Group, Inc. (b)	26,800	778,808
Continental Airlines, Inc., Class B (b)	21,700	209,622
ExpressJet Holdings, Inc. (b)	171,300	1,536,561
K&F Industries Holdings, Inc. (b)	139,500	2,333,835
Pinnacle Airlines Co. (b)	69,400	451,100
SkyWest, Inc.	49,700	1,332,954

		6,642,880

Alternative Power Generation (0.0%)
Headwaters, Inc. (b)	10,000	374,000

Apparel (0.1%)
Bebe Stores, Inc.	13,300	232,750
Cato Corp. (The) Class A	12,500	249,125
Oxford Industries, Inc.	2,300	103,776
Russell Corp.	13,100	183,924

		769,575

Applications Software (0.1%)
Progress Software Corp. (b)	14,200	451,134

Auto Dealers (0.3%)
Lithia Motors, Inc., Class A	61,800	1,790,964
United Auto Group, Inc.	6,900	227,976

		2,018,940

Auto Parts & Equipment (0.9%)
Aftermarket Technology Corp. (b)	22,600	415,614
American Axle & Manufacturing Holdings, Inc.	85,900	1,982,572
Arvinmeritor, Inc.	40,400	675,488
Asbury Automotive Group, Inc. (b)	58,600	997,958
Commercial Vehicle Group, Inc. (b)	43,800	917,172
Hayes Lemmerz International (b)	32,700	146,496
Keystone Automotive Industries, Inc. (b)	7,300	210,313
Superior Industries International, Inc.	8,800	189,376
Tenneco Automotive, Inc. (b)	63,500	1,111,885
Visteon Corp.	28,200	275,796

		6,922,670

Banks (7.9%)
ABC Bancorp	8,480	162,731
Amcore Financial, Inc.	51,000	1,591,710
Americanwest Bancorp (b)	5,400	124,848
Amgey Bancorp, Inc.	38,300	866,729
BancFirst Corp.	4,500	382,500
BancorpSouth, Inc.	1,900	43,415
Bank of the Ozarks, Inc.	9,000	308,970
Banner Corp.	4,600	122,544
BOK Financial Corp.	49,770	2,397,421
Capital Crossing Bank (b)	800	27,792
Capitol Bancorp Ltd.	8,800	285,120
Cardinal Financial Corp. (b)	5,700	55,005
Cathay General Bancorp	10,000	354,600
Central Pacific Financial Corp.	74,700	2,627,946
Chemical Financial Corp.	22,755	739,538
City Holding Co.	10,900	389,784
Colonial Bancgroup, Inc.	124,400	2,786,560
Columbia Banking System, Inc.	8,930	234,234
Community Bank System, Inc.	26,100	589,860
Community Trust Bancorp, Inc.	8,470	272,565
Corus Bankshares, Inc.	35,800	1,962,914
Cullen/Frost Bankers, Inc.	21,100	1,041,074
East West Bancorp, Inc.	91,800	3,124,871
Eurobancshares, Inc. (b)	18,800	280,308
Financial Institutions, Inc.	2,100	38,661
First BanCorp. ADR - PR	125,800	2,128,536
First Citizens BancShares, Class A	9,900	1,689,435
First Oak Brook Bank	4,500	136,305
First Republic Bancorp, Inc.	22,750	801,483
Fremont General Corp.	87,000	1,899,210
Gold Banc Corp.	144,700	2,156,030
Great Southern Bancorp, Inc.	7,800	233,376
Greater Bay Bancorp	28,400	699,776
Hanmi Financial Corp.	147,500	2,647,625
Iberiabank Corp.	31,100	1,652,965
Independent Bank Corp. (Mass.)	27,900	847,602
Independent Bank Corp. (Mich.)	29,258	849,652
Irwin Financial Corp.	32,500	662,675
Lakeland Financial Corp.	1,200	49,620
Mainsource Financial Group, Inc.	3,796	67,303
MB Financial, Inc.	5,350	208,543
MBT Financial Corp.	6,700	123,481
Mercantile Bank Corp.	9,964	426,360
Mid-State Bancshares	18,800	517,188
Nara Bankcorp, Inc.	2,400	35,880
National Penn Bancshares, Inc.	44,800	1,115,072
NBT Bancorp, Inc.	7,900	186,361
Old Second Bancorp, Inc.	3,800	113,392
Oriental Financial Group ADR - PR	20,100	246,024
Pacific Capital Bancorp	15,600	519,324
Peoples Bancorp, Inc.	5,400	149,202
Prosperity Bancshares, Inc.	12,700	384,175
Provident Bankshares Corp.	57,500	1,999,850
R & G Financial Corp., Class B ADR - PR	30,950	425,563
Republic Bancorp, Inc.	76,247	1,078,133
Republic Bancorp, Inc., Class A	4,925	103,031
Royal Bancshares of Pennsylvania, Class	5,253	117,352
Santander Bancorp	2,300	56,649
SCBT Financial Corp.	4,295	135,636
Security Bank Corp	10,600	263,834
Signature Bank (b)	84,600	2,283,354
Simmons First National Corp., Class A	7,600	216,752

Southside Bancshares, Inc.	8,700	165,387
Southwest Bancorp	5,900	129,623
State Financial Services Corp.	11,500	419,980
Sterling Bancshares, Inc.	32,200	473,662
Sterling Financial Corp.	60,512	1,219,317
Summit Bancshares, Inc.	17,300	317,801
Sun Bancorp, Inc. (b)	5,471	115,383
Taylor Capital Group, Inc.	9,800	370,636
Texas Regional Bancshares, Inc.	170,566	4,910,594
Trico Bancshares	6,900	148,488
UMB Financial Corp.	13,000	853,840
Umpqua Holdings Corp.	26,900	654,208
Union Bankshares Corp.	22,400	935,872
United Bankshares, Inc.	22,900	800,355
W Holding Co., Inc. ADR - PR	52,591	502,770
West Coast Bancorp	44,700	1,117,500
Western Sierra Bancorp (b)	3,600	123,984
Wilshire Bankcorp, Inc.	5,000	76,500

		61,374,349

Broadcast Media & Television (1.3%)
4Kids Entertainment, Inc. (b)	1,900	33,041
Cumulus Media, Inc. (b)	43,100	538,319
Entravision Communications Corp. (b)	399,450	3,143,672
Mediacom Communications, Class A (b)	26,100	192,618
Radio One, Inc. (b)	293,600	3,860,839
Saga Communications, Inc. (b)	9,800	130,340
Sinclair Broadcast Group, Inc.	5,700	50,559
Spanish Broadcasting System, Inc. (b)	302,875	2,174,643

		10,124,031

Building (2.3%)
Apogee Enterprises, Inc.	23,700	405,270
Baker (Michael) Corp. (b)	49,400	1,286,870
Building Materials Holding Corp.	7,900	736,201
Champion Enterprises (b)	7,600	112,328
Dycom Industries, Inc. (b)	2,900	58,638
Fleetwood Enterprises, Inc. (b)	10,700	131,610
Genlyte Group, Inc. (b)	44,400	2,134,752
Layne Christensen Co. (b)	3,689	86,876
Lennox International, Inc.	45,600	1,249,896
Levitt Corp., Class A	14,475	332,057
LSI Industries, Inc.	56,900	1,081,100
Modine Manufacturing Co.	20,500	751,940
Modtech Holdings, Inc. (b)	270,844	2,632,603
NCI Building Systems (b)	15,700	640,403
Texas Industries, Inc.	44,700	2,431,680
Universal Forest Products, Inc.	32,500	1,862,900
Watsco, Inc.	7,300	387,703
WCI Communities, Inc. (b)	35,600	1,009,972
York International Corp.	13,300	745,731

		18,078,530

Business Services (0.7%)
BISYS Group, Inc. (The) (b)	20,200	271,286
CCC Information Services Group, Inc. (b)	42,300	1,105,299
CRA International, Inc. (b)	4,500	187,605
Deluxe Corp.	14,400	578,304
infoUSA, Inc.	4,600	48,852
Learning Tree International, Inc. (b)	57,770	762,564
Peoplesupport, Inc. (b)	192,554	1,511,549
Spherion Corp. (b)	49,300	374,680
StarTek.	5,500	72,600
TALX.	6,500	213,135

Viad Corp.	4,000	109,400

		5,235,274

Casinos & Gambling (0.1%)
Ameristar Casinos, Inc.	14,600	304,264
Aztar Corp. (b)	10,000	308,100
Isle of Capris Casino (b)	8,600	183,868

		796,232

Chemicals (2.0%)
Albemarle Corp.	35,300	1,330,810
FMC Corp. (b)	30,800	1,762,376
Georgia Gulf Corp.	3,200	77,056
H. B. Fuller Co.	27,200	845,376
Hercules, Inc. (b)	68,400	835,848
Methanex Corp.	334,100	4,968,067
Minerals Technologies, Inc.	10,600	606,426
Newmarket Corp. (b)	20,100	348,534
PolyOne Corp. (b)	152,100	921,726
Terra Industries, Inc. (b)	149,600	994,840
TETRA Technologies, Inc. (b)	8,300	259,126
Valhi, Inc.	91,000	1,636,180
W.R. Grace & Co. (b)	56,900	509,255
Wellman, Inc.	35,000	221,550

		15,317,170

Coal (0.2%)
Foundation Coal Holdings, Inc.	38,700	1,488,015

Commercial Services (0.8%)
aQuantive, Inc. (b)	15,600	314,028
Arbitron, Inc.	3,500	139,440
CBIZ, Inc. (b)	28,200	143,820
Clark, Inc.	7,300	122,859
Consolidated Graphics, Inc. (b)	5,400	232,470
FTI Consulting, Inc. (b)	40,500	1,023,030
Heidrick & Struggles International, Inc. (b)	32,500	1,052,350
Infocrossing, Inc. (b)	209,769	1,927,777
LodgeNet Entertainment Corp. (b)	38,200	562,686
Maximus, Inc.	3,600	128,700
NCO Group, Inc. (b)	7,600	157,016
TeleTech Holdings, Inc. (b)	38,900	389,778
Vertrue, Inc. (b)	2,300	83,605
Volt Information Sciences, Inc. (b)	5,500	111,760

		6,389,319

Communications Technology (0.9%)
3COM Corp. (b)	180,000	734,400
Avid Technology, Inc. (b)	26,800	1,109,520
CIENA Corp. (b)	282,100	744,744
CommScope, Inc. (b)	23,900	414,426
Digi International, Inc. (b)	67,800	727,494
Fairpoint Communications, Inc.	107,100	1,566,873
Inter-Tel, Inc.	23,600	495,600
Powerwave Technologies, Inc. (b)	63,100	819,669
Valor Communications Group	14,000	190,820

		6,803,546

Computer Software & Services (4.8%)
Agilysys, Inc.	90,500	1,524,020
Black Box Corp.	56,700	2,379,132
Brocade Communications Systems, Inc. (b)	136,200	555,696
CACI International, Inc. (b)	4,000	242,400
Ciber, Inc. (b)	30,400	225,872
Concur Technologies, Inc. (b)	189,200	2,340,404
Covansys Corp (b)	34,200	545,832

Electronics for Imaging, Inc. (b)	13,600	311,984
FactSet Research Systems, Inc.	79,200	2,791,008
Gateway, Inc. (b)	1,274,500	3,441,150
Hutchinson Technology, Inc. (b)	55,600	1,452,272
Intergraph Corp. (b)	4,800	214,608
Internet Security Systems, Inc. (b)	4,200	100,842
iPass, Inc. (b)	16,300	87,694
Komag, Inc. (b)	11,600	370,736
Magma Design Automation, Inc. (b)	20,600	167,272
ManTech International Corp. (b)	9,800	258,818
Mcdata Corp., Class A (b)	56,000	293,440
MTS Systems Corp.	30,900	1,167,093
NetIQ Corp. (b)	13,000	159,120
Palm, Inc. (b)	17,300	490,109
Parametric Technology Corp. (b)	85,400	595,238
Perot Systems Corp., Class A (b)	42,900	607,035
Phoenix Technologies Ltd. (b)	8,300	62,499
Quantum Corp. (b)	197,700	610,893
RadiSys Corp. (b)	9,800	190,120
Silicon Storage Technology, Inc. (b)	16,800	90,384
Sybase, Inc. (b)	228,100	5,342,102
Sykes Enterprises, Inc. (b)	207,700	2,471,630
Synnex Corp. (b)	3,200	53,888
THQ, Inc. (b)	269,200	5,739,344
TTM Technologies, Inc. (b)	8,700	62,205
Tyler Technologies, Inc. (b)	20,700	171,396
Ultimate Software Group, Inc. (b)	100,957	1,859,628
United Online, Inc.	17,900	247,915

		37,223,779

Construction (2.0%)
Chicago Bridge & Iron Co. ADR - NL	218,300	6,786,947
MasTec, Inc. (b)	25,600	279,040
Newmark Homes Corp.	39,000	1,020,240
Terex Corp. (b)	11,900	588,217
Washington Group International, Inc. (b)	128,300	6,914,087

		15,588,531

Consulting Services (0.2%)
Bearingpoint, Inc. (b)	130,900	993,531
Gartner Group, Inc., Class A (b)	31,400	367,066
Tetra Technology, Inc. (b)	3,000	50,460

		1,411,057

Consumer Products (1.8%)
CSS Industries, Inc.	1,423	46,276
Elizabeth Arden, Inc. (b)	78,400	1,691,872
RC2 Corp. (b)	15,800	533,408
Revlon, Inc. (b)	1,369,300	4,409,146
Snap-On, Inc.	48,100	1,737,372
Toro Co.	110,400	4,058,304
Tupperware Corp.	55,200	1,257,456
Water Pik Technologies, Inc. (b)	6,800	138,040

		13,871,874

Consumer Services (0.1%)
Rural/Metro Corp. (b)	113,860	1,007,661

Containers & Packaging (0.3%)
Chesapeake Corp.	25,900	476,301
Greif, Inc., Class A	10,900	655,090
Silgan Holdings, Inc.	39,500	1,313,770

		2,445,161

Distribution & Wholesale (0.3%)
Aviall, Inc. (b)	29,800	1,006,644

Brightpoint, Inc. (b)	15,100	289,014
United Stationers, Inc. (b)	18,800	899,768

		2,195,426

Diversified Materials & Processing (0.1%)
Armor Holdings, Inc. (b)	18,200	782,782

Diversified Minerals (0.0%)
AMCOL International Corp.	17,200	328,004

Drugs & Pharmaceuticals (1.7%)
Adolor Corp. (b)	35,200	375,936
Alexion Pharmaceuticals, Inc. (b)	8,300	229,744
Alpharma, Inc., Class A	17,100	425,277
Atherogenics, Inc. (b)	23,504	376,769
Auxilium Pharmaceuticals, Inc. (b)	14,600	72,708
Cypress Bioscience, Inc. (b)	39,000	210,990
Endo Pharmaceuticals Holdings, Inc. (b)	223,700	5,966,079
Impax Laboratories, Inc. (b)	104,800	1,262,840
Kos Pharmaceuticals, Inc. (b)	20,900	1,398,837
Myogen, Inc. (b)	12,400	291,400
Rigel Pharmaceuticals, Inc. (b)	8,200	194,914
Telik, Inc. (b)	113,058	1,849,629
Valeant Pharmaceuticals Intl.	10,100	202,808
West Pharmaceutical Services, Inc.	17,597	522,103

		13,380,034

Electronics (3.1%)
Aeroflex, Inc. (b)	38,000	355,680
Amis Holdings, Inc. (b)	13,000	154,180
Applied Micro Circuits Corp. (b)	91,100	273,300
Audiovox Corp (b)	9,700	135,606
Bel Fuse, Class B	17,403	633,991
Bell Microproducts (b)	21,000	210,630
Benchmark Electronics, Inc. (b)	22,050	664,146
CTS Corp.	33,400	404,140
DRS Technologies.	119,300	5,888,648
EarthLink, Inc. (b)	31,400	335,980
Edo Corp.	226,400	6,798,793
Entegris, Inc. (b)	81,338	919,119
Hawaiian Electric Industries, Inc.	140,500	3,917,140
Integrated Device Technology, Inc. (b)	52,800	567,072
LeCroy Corp. (b)	52,100	773,685
Sypris Solutions, Inc.	12,800	137,472
WESCO International, Inc. (b)	30,800	1,043,196
Whiting Petroleum Corp (b)	12,600	552,384

		23,765,162

Engineering (0.4%)
Emcor Group, Inc. (b)	4,500	266,850
Foster Wheeler Ltd. (b)	82,400	2,545,336

		2,812,186

Finance (1.8%)
Accredited Home Lenders Holding Co. (b)	13,500	474,660
Advanta Corp., Class B	89,922	2,538,498
Capital Corp. of the West	4,260	130,143
CompuCredit Corp. (b)	18,000	799,560
Doral Financial Corp. ADR - PR	26,200	342,434
eSPEED, Inc. (b)	2,600	19,708
Financial Federal Corp.	12,000	477,600
FirstCity Financial Corp. (b)	122,200	1,490,840
Investment Technology Group (b)	95,600	2,829,760
John H. Harland Co.	29,700	1,318,680

KKR Financial Corp.	14,400	320,256
Metris Cos., Inc. (b)	35,400	517,902
New Century Financial Corp.	6,500	235,755
Svb Financial Group (b)	3,100	150,784
TrustCo Bank Corp.	30,000	375,900
Wilmington Trust Corp.	27,134	989,034
World Acceptance Corp. (b)	38,900	988,449

		13,999,963

Foods (1.4%)
Boston Beer Co., Inc., Class A (b)	32,500	812,500
Chiquita Brands International, Inc.	49,900	1,394,705
Corn Products International, Inc.	29,100	586,947
Flowers Foods, Inc.	14,650	399,652
J & J Snack Foods Corp.	5,000	289,000
Nasch-Finch Co.	34,700	1,463,993
Pilgrim’s Pride Corp.	65,800	2,395,120
Ralcorp Holding, Inc.	8,800	368,896
Ruddick Corp.	14,900	343,445
Sanderson Farms, Inc.	7,900	293,564
Seaboard Corp.	800	1,098,400
Sensient Technologies Corp.	51,200	970,240
Tootsie Roll Industries	17,200	546,100

		10,962,562

Funeral Services (0.1%)
Alderwoods Group, Inc. (b)	17,900	293,202
Stewart Enterprises, Inc., Class A	108,100	716,703

		1,009,905

Healthcare (1.5%)
Amedisys, Inc. (b)	29,900	1,166,100
Gentiva Health Services (b)	267,300	4,843,476
Healthtronics Surgical Services, Inc. (b)	308,996	3,077,600
Kindred Healthcare, Inc. (b)	33,900	1,010,220
LCA-Vision, Inc.	6,300	233,856
LifePoint Hospitals, Inc. (b)	10,000	437,300
Magellan Health Services (b)	6,900	242,535
Pediatrix Medical Group, Inc. (b)	10,800	829,656
Res-Care, Inc. (b)	7,100	109,269

		11,950,012

Hotels & Motels (0.1%)
Felcor Lodging Trust, Inc. (b)	46,300	701,445

Household Furnishings (0.3%)
Bassett Furniture Industries, Inc.	84,800	1,578,976
Furniture Brands International, Inc.	6,300	113,589
Kimball International, Inc., Class B	18,900	228,501
La-Z-Boy, Inc.	10,200	134,538

		2,055,604

Identification Systems (0.1%)
Checkpoint Systems, Inc. (b)	14,500	343,940
Paxar Corp. (b)	3,800	64,030

		407,970

Instruments (0.3%)
Analogic Corp.	11,800	594,838
Watts Industries	13,000	375,050
Woodward Governor Co	13,000	1,105,650

		2,075,538

Insurance (1.9%)
American Physicians Capital, Inc. (b)	4,000	196,520
Aspen Insurance Holdings Ltd.	206,275	6,095,426
Delphi Financial Group	35,350	1,654,380

Montpelier Re Holdings Ltd.	157,300	3,908,905
Phoenix Co., Inc.	12,600	153,720
UICI	19,200	691,200
United Fire & Casualty Corp.	44,400	2,002,884
Universal American Financial Corp. (b)	7,700	175,098

		14,878,133

Insurance: Property-Casualty (2.3%)
Arch Capital Group Ltd. (b)	32,500	1,611,675
Argonaut Group, Inc. (b)	25,600	691,456
Baldwin & Lyons, Inc., Class B	5,000	125,150
Direct General Corp.	11,400	224,922
Infinity Property & Casualty Corp.	13,900	487,751
IPC Holdings Ltd.	87,200	2,847,080
LandAmerica Financial Group, Inc.	21,100	1,364,115
Midland Co.	9,400	338,682
Navigators Group, Inc. (The) (b)	3,100	115,692
PMA Capital Corp., Class A (b)	104,800	920,144
ProAssurance Corp. (b)	2,400	112,008
RLI Corp.	8,800	407,088
Safety Insurance Group, Inc.	64,300	2,288,437
Selective Insurance Group, Inc.	19,200	938,880
State Auto Financial Corp.	7,300	230,972
Stewart Information Services Corp.	25,300	1,295,360
Tower Group, Inc.	147,700	2,233,224
Zenith National Insurance Co.	30,500	1,912,045

		18,144,681

Internet Software & Services (0.0%)
Infospace, Inc. (b)	8,500	202,895
Redback Networks, Inc. (b)	14,800	146,816

		349,711

Investment Banks/Brokers (0.7%)
Affiliated Managers Group, Inc. (b)	49,600	3,592,032
Greenhill & Co., Inc.	1,200	50,028
Knight Capital Group, Inc., Class A (b)	37,300	309,963
LaBranche & Co., Inc. (b)	14,700	127,743
Piper Jaffray Cos. (b)	5,800	173,188
Technology Investment Capital Corp.	60,286	951,916

		5,204,870

Lasers – System & Components (0.2%)
Coherent, Inc. (b)	50,400	1,475,712
Electro Scientific Industries, Inc. (b)	9,500	212,420

		1,688,132

Leisure (0.1%)
Argosy Gaming Co. (b)	9,800	460,502
K2, Inc. (b)	19,100	217,740
Six Flags, Inc. (b)	26,100	187,659

		865,901

Linen Supply & Related Items (0.4%)
Angelica Corp.	35,100	626,535
Unifirst Corp.	66,500	2,332,155

		2,958,690

Machinery (2.8%)
AGCO Corp. (b)	135,600	2,467,920
Applied Industrial Technologies, Inc.	88,600	3,178,968
Astec Industries, Inc. (b)	5,100	144,789
Blount International, Inc. (b)	4,400	77,616
Cascade Corp.	11,000	535,700
Flowserve Corp. (b)	11,300	410,755

Gardner Denver Machinery, Inc. (b)	27,400	1,222,040
Graco, Inc.	28,100	963,268
Imation Corp.	20,000	857,400
JLG Industries, Inc.	66,100	2,418,599
Kadant, Inc. (b)	1,700	34,102
Kennametal, Inc.	21,600	1,059,264
Kulicke & Soffa Industries, Inc. (b)	22,300	161,675
Manitowoc Co.	66,200	3,326,550
NACCO Industries, Inc., Class A	5,400	618,030
Regal-Beloit Corp.	54,100	1,755,004
Sauer-Danfoss, Inc.	13,900	278,000
Stewart & Stevenson Services, Inc.	50,200	1,197,270
Tecumseh Products Co.	61,300	1,319,176

		22,026,126

Manufacturing (2.0%)
A.O. Smith Corp.	20,400	581,400
Actuant Corp.	130,200	6,093,360
Acuity Brands, Inc.	19,300	572,631
Ameron International Corp.	7,000	324,800
Asyst Technologies, Inc. (b)	11,600	54,056
Barnes Group, Inc.	36,200	1,298,132
Chaparral Steel Co. (b)	15,600	393,432
ESCO Technologies, Inc. (b)	6,200	310,434
Griffon Corp. (b)	73,200	1,800,720
Jacuzzi Brands, Inc. (b)	51,400	414,284
Quanex Corp.	29,900	1,979,978
Simpson Manufacturing Co., Inc.	20,400	798,456
Walter Industries, Inc.	26,500	1,296,380

		15,918,063

Medical & Dental Instruments & Supplies (0.5%)
CONMED Corp. (b)	22,700	632,876
Dj Orthopedics, Inc. (b)	30,500	882,670
Invacare Corp.	2,400	100,008
Neurometrix, Inc. (b)	11,700	348,309
Owens & Minor, Inc.	11,200	328,720
PSS World Medical, Inc. (b)	28,900	385,526
STERIS Corp.	11,500	273,585
Surmodics, Inc. (b)	24,100	932,429
Viasys Healthcare, Inc. (b)	6,700	167,433

		4,051,556

Medical – Biomedical & Genetic (0.5%)
Adeza Biomedical Corp. (b)	72,094	1,255,157
Bio-Rad Laboratories, Inc., Class A (b)	35,200	1,935,648
Celera Genomics Group (b)	10,600	128,578
Cell Genesys, Inc. (b)	6,100	33,428
Cytokinetics, Inc. (b)	22,000	179,080
Genelabs Technologies (b)	110,155	70,499
Human Genome Sciences, Inc. (b)	8,200	111,438

		3,713,828

Medical Information Systems (0.2%)
Alliance Imaging, Inc. (b)	20,500	175,275
Computer Programs & Systems, Inc.	12,700	438,658
PER-SE Technologies, Inc. (b)	35,600	735,496

		1,349,429

Metals (1.2%)
Circor International, Inc.	16,350	448,808
Cleveland-Cliffs, Inc.	17,600	1,533,136
Commercial Metals Co.	101,400	3,421,236
Mine Safety Appliances Co.	12,600	487,620

NN, Inc.	25,500	305,745
Ryerson Tull, Inc.	103,300	2,200,290
Valmont Industries, Inc.	31,200	916,032

		9,312,867

Multimedia (0.4%)
Carmike Cinemas, Inc.	7,200	165,168
DTS, Inc. (b)	136,000	2,290,240
Media General, Inc.	6,500	377,065
Primedia, Inc. (b)	102,200	417,998

		3,250,471

Music (0.0%)
Steinway Musical Instruments, Inc. (b)	13,000	342,550

Networking Products (0.2%)
Adaptec, Inc. (b)	50,600	193,798
Anixter International, Inc. (b)	15,100	608,983
Hypercom Corp. (b)	8,300	54,116
Safenet, Inc. (b)	12,085	438,806

		1,295,703

Office Equipment & Services (0.2%)
Ennis, Inc.	65,500	1,100,400
Global Imaging Systems, Inc. (b)	1,900	64,695
Imagistics International, Inc (b)	17,300	724,005

		1,889,100

Oil & Gas (9.6%)
Airgas, Inc.	26,500	785,195
Buckeye Partners LP	133,400	6,356,510
Cal Dive International, Inc. (b)	4,400	279,004
Cimarex Energy Co. (b)	51,085	2,315,683
Comstock Resources, Inc. (b)	22,600	741,506
Energen Corp.	59,400	2,569,644
Energy Partners Ltd. (b)	19,300	602,546
Frontier Oil Corp.	31,400	1,392,590
Giant Industries, Inc. (b)	5,800	339,532
Hanover Compressor Co. (b)	25,700	356,202
Harvest Natural Resources, Inc. (b)	17,700	189,921
Houston Exploration Co. (b)	14,500	975,125
KCS Energy, Inc. (b)	115,900	3,190,727
Lone Star Technologies, Inc. (b)	10,000	555,900
New Jersey Resources Corp.	43,000	1,977,140
Northwest Natural Gas Co.	41,600	1,548,352
Oceaneering International, Inc. (b)	3,400	181,594
Oil States International, Inc. (b)	27,500	998,525
ONEOK, Inc.	102,700	3,493,854
Remington Oil & Gas, Corp. (b)	160,000	6,640,000
RPC Energy Services, Inc.	6,950	179,032
SEACOR Holdings, Inc. (b)	103,500	7,512,030
South Jersey Industries, Inc.	47,600	1,387,064
Spinnaker Exploration Co. (b)	7,800	504,582
Stone Energy Corp. (b)	63,300	3,863,832
Swift Energy Co. (b)	74,900	3,426,675
Teppco Partners	121,000	4,912,600
Tesoro Petroleum Corp.	16,400	1,102,736
Todco	246,800	10,294,028
Universal Compression Holdings (b)	8,500	338,045
Valero LP	86,300	4,917,374
Veritas DGC, Inc. (b)	16,200	593,244

		74,520,792

Paper & Related Products (0.2%)
Rock-Tenn Co.	24,900	375,990
Schweitzer-Mauduit International, Inc.	26,500	591,480

Wausau-Mosinee Paper Corp.	24,000	300,240

		1,267,710

Plastics (0.5%)
Landec Corp. (b)	335,300	2,451,043
Myers Industries, Inc.	118,800	1,382,832

		3,833,875

Poultry (0.0%)
Gold Kist, Inc. (b)	7,500	146,625

Private Corrections (0.1%)
Geo Group, Inc. (The) (b)	20,600	545,900

Publishing (0.6%)
Banta Corp.	4,500	229,005
Journal Register Co.	9,800	158,564
ProQuest Co. (b)	53,000	1,918,600
Scholastic Corp. (b)	53,090	1,962,206
Valassis Communications, Inc. (b)	10,200	397,596

		4,665,971

Racetracks (0.1%)
Speedway Motorsports, Inc.	28,500	1,035,405

Railroads (1.0%)
Florida East Coast Industries, Inc.	143,900	6,517,231
Genesee & Wyoming, Inc. (b)	31,100	985,870

		7,503,101

Real Estate (0.2%)
Jones Lang Lasalle, Inc.	13,500	621,810
M/I Homes, Inc.	15,400	835,604
Sirva, Inc. (b)	27,500	205,150

		1,662,564

Real Estate Investment Trusts (8.0%)
Affordable Residential Communities	35,900	362,949
Alexander’s, Inc. (b)	12,400	3,348,000
American Financial Realty Trust	146,900	2,085,980
American Home Mortgage Investment Corp.	46,689	1,414,677
Anthracite Capital, Inc.	101,700	1,177,686
Ashford Hospitality Trust	261,430	2,812,987
Boykin Lodging Co. (b)	10,900	135,378
Capital Automotive	37,300	1,443,883
Capital Trust, Inc., Class A	9,500	305,520
CarrAmerica Realty Corp.	79,400	2,854,430
Eagle Materials, Inc.	7,600	922,412
Equity Inns, Inc.	229,900	3,103,650
Essex Property Trust, Inc.	13,900	1,251,000
First Industrial Realty Trust	13,400	536,670
First Potomac Realty Trust	8,800	226,160
Glenborough Realty Trust, Inc.	22,500	432,000
Glimcher Realty Trust	58,300	1,426,601
Government Properties Trust	31,600	309,680
Impac Mortgage Holdings	42,200	517,372
InnKeepers USA Trust	89,700	1,385,865
Jer Investors Trust, Inc. (b)	110,500	1,995,630
Kilroy Realty Corp.	38,700	2,168,361
Lasalle Hotel Properties	85,100	2,931,695
Lexington Corporate Properties Trust	121,300	2,856,615
LTC Properties, Inc.	29,700	629,640
Maguire Properties, Inc.	32,900	988,645
MeriStar Hospitality Corp. (b)	139,900	1,277,287
MFA Mortgage Investments, Inc.	28,900	177,157
Mid-America Apartment Communities, Inc.	57,500	2,674,325
National Health Investors, Inc.	52,600	1,452,286

Nationwide Health Properties, Inc.	88,000	2,050,400
Novastar Financial, Inc.	13,000	428,870
Omega Healthcare Investors, Inc.	4,100	57,072
Parkway Properties, Inc.	13,000	609,960
Pennsylvania Real Estate Investment Trust	52,800	2,227,104
Post Properties, Inc.	35,100	1,307,475
Rait Investment Trust	40,300	1,148,550
Saul Centers, Inc.	25,460	916,305
Senior Housing Properties Trust	54,000	1,026,000
Taubman Centers, Inc.	51,700	1,638,890
Urstadt Biddle Properties, Class A	5,500	83,380
Ventas, Inc.	239,400	7,708,680

		62,407,227

Rental & Leasing Services & Commercial (0.3%)
Aaron Rents, Inc.	32,250	682,088
Dollar Thrifty Automotive Group, Inc. (b)	23,500	791,245
Electro Rent Corp. (b)	9,200	115,736
Rent-Way, Inc. (b)	34,400	236,328
United Rentals, Inc. (b)	39,400	776,574

		2,601,971

Research & Development (0.1%)
URS Corp. (b)	13,000	525,070

Restaurants (0.6%)
Bob Evans Farms	1,800	40,878
Jack in the Box, Inc. (b)	28,400	849,444
Landry’s Seafood Restaurants, Inc.	41,200	1,207,160
Luby’s Cafeteria, Inc. (b)	13,300	173,698
O’Charleys, Inc. (b)	14,200	203,202
Papa John’s International, Inc. (b)	7,300	365,876
Ruby Tuesday, Inc.	30,000	652,800
Ryans Restaurant Group, Inc. (b)	132,200	1,542,774

		5,035,832

Retail (3.2%)
AnnTaylor Stores Corp. (b)	185,900	4,935,645
Brown Shoe Co., Inc.	13,500	445,500
Build-A-Bear-Workshop, Inc. (b)	7,300	162,790
Burlington Coat Factory Warehouse Corp.	22,700	863,508
Cabela’s, Inc., Class A (b)	24,400	448,228
Casey’s General Stores, Inc.	11,800	273,760
Cash America International, Inc.	54,000	1,120,500
Charming Shoppes, Inc. (b)	119,100	1,270,797
Cole (Kenneth) Productions, Inc.	11,600	316,564
CSK Auto Corp. (b)	21,000	312,480
Dress Barn, Inc. (b)	26,000	591,760
Genesco, Inc. (b)	34,900	1,299,676
Great Atlantic & Pacific Tea Co., Inc. (The) (b)	14,400	408,384
Hancock Fabrics, Inc.	383,800	2,582,974
Inland Real Estate Corp.	15,470	242,260
Insight Enterprises, Inc. (b)	12,300	228,780
Jo-Ann Stores, Inc. (b)	15,000	259,500
Linen ‘n Things, Inc. (b)	1,200	32,040
Men’s Wearhouse, Inc. (The) (b)	19,200	512,640
Movado Group, Inc.	10,800	202,176
Movie Gallery, Inc.	5,500	57,145
Pantry, Inc. (b)	6,100	227,957
Pathmark Stores, Inc. (b)	17,800	200,606
Payless Shoesource, Inc. (b)	23,500	408,900
Rex Stores Corp. (b)	85,600	1,172,720
ShopKo Stores, Inc. (b)	76,900	1,962,488
Skechers U.S.A., Inc. (b)	25,400	415,798

Smart & Final, Inc. (b)	22,900	296,326
Sonic Automotive, Inc.	5,400	119,988
Sports Authority, Inc. (The) (b)	4,500	132,480
Stage Stores, Inc.	58,565	1,573,642
Systemax, Inc. (b)	22,500	158,400
Too, Inc. (b)	21,300	584,259
Trans World Entertainment Corp. (b)	83,200	656,448
West Marine, Inc. (b)	3,000	44,340
Zale Corp. (b)	13,900	377,802

		24,899,261

Savings & Loans (2.3%)
Bankatlantic Bancorp, Inc.	43,900	745,861
Bankunited Financial Corp.	18,300	418,521
Brookline Bancorp, Inc.	318,800	5,043,416
Commercial Capital Bancorp	12,466	211,922
Commercial Federal Corp.	11,500	392,610
Dime Community Bancshares	17,350	255,392
First Financial Holdings, Inc.	5,100	156,672
First Niagara Financial Group, Inc.	82,296	1,188,354
First Place Financial Corp.	7,200	159,624
FirstFed Financial Corp. (b)	36,000	1,937,160
Flagstar Bancorp	21,700	349,370
Franklin Bank Corp. (b)	61,200	988,380
ITLA Capital Corp. (b)	5,000	262,450
MAF Bancorp, Inc.	19,743	809,463
Ocwen Financial Corp. (b)	21,900	151,986
Partners Trust Financial Group	39,900	459,648
Sterling Financial Corp.	73,205	1,650,773
Tierone Corp.	36,100	949,791
Westcorp	24,000	1,413,600
WSFS Financial Corp.	8,500	500,565

		18,045,558

Semiconductors (1.9%)
Actel Corp. (b)	20,500	296,430
Amkor Technology, Inc. (b)	17,200	75,336
Axcelis Technologies, Inc. (b)	255,000	1,331,100
Cirrus Logic, Inc. (b)	30,500	231,495
Cohu, Inc.	13,900	328,735
Credence Systems Corp. (b)	43,300	345,534
Dsp Group, Inc. (b)	12,600	323,316
Emulex Corp. (b)	10,700	216,247
Exar Corp. (b)	7,700	107,954
Fairchild Semiconductor Corp. (b)	54,500	809,870
Genesis Microchip, Inc. (b)	15,200	333,640
Intergrated Silicon Solution (b)	15,900	133,560
Lattice Semiconductor Corp. (b)	218,000	933,040
MKS Instruments, Inc. (b)	23,900	411,797
On Semiconductor Corp. (b)	299,500	1,548,415
Photronics, Inc. (b)	17,400	337,560
Pixelworks, Inc. (b)	75,300	496,227
Silicon Image, Inc. (b)	537,500	4,778,375
Skyworks Solutions, Inc. (b)	29,300	205,686
Standard Microsystems Corp. (b)	13,400	400,794
Ultratech Stepper, Inc. (b)	71,800	1,119,362
Vitesse Semiconductor Corp. (b)	26,300	49,444

		14,813,917

Steel (1.2%)
Allegheny Technologies, Inc.	37,800	1,171,044
NS Group, Inc. (b)	13,000	510,250
Oregon Steel Mills, Inc. (b)	95,593	2,667,045
Reliance Steel & Aluminum Co.	21,000	1,111,530

Schnitzer Steel Industries, Inc.	8,400	273,588
Shaw Group, Inc. (b)	89,500	2,207,070
Steel Dynamics	51,500	1,748,940

		9,689,467

Telecommunications (0.8%)
Arris Group, Inc. (b)	15,400	182,644
Asiainfo Holdings, Inc. (b)	6,300	30,555
Broadwing Corp. (b)	32,780	163,572
C-COR.net Corp. (b)	6,000	40,500
Centennial Communications (b)	20,500	307,090
Comtech Telecommunications (b)	26,400	1,094,808
Ditech Communications Corp. (b)	13,900	93,686
Dobson Communications Corp., Class A (b)	59,400	456,192
General Communication, Inc. (b)	20,100	198,990
MRV Communications, Inc. (b)	16,500	35,145
Newport Corp. (b)	28,800	401,184
North Pittsburgh Systems, Inc.	9,800	200,018
Polycom, Inc. (b)	86,800	1,403,556
Premiere Global Services, Inc. (b)	125,600	1,027,408
Sycamore Networks, Inc. (b)	31,400	118,378
Talk America Holdings, Inc. (b)	18,700	176,341
Utstarcom, Inc. (b)	20,000	163,400

		6,093,467

Textiles (0.2%)
Kellwood Co.	21,700	560,945
Perry Ellis International (b)	8,350	181,529
Quiksilver, Inc. (b)	31,800	459,510

		1,201,984

Therapeutics (0.1%)
Avanir Pharmaceuticals, Class A (b)	160,100	494,709
United Therapeutics Corp. (b)	4,900	342,020

		836,729

Tobacco (0.2%)
Alliance One International, Inc.	64,200	227,268
Universal Corp.	41,500	1,611,445

		1,838,713

Toys (0.2%)
JAKKS Pacific, Inc. (b)	91,300	1,481,799

Transportation (2.6%)
AMERCO	6,200	360,778
Arkansas Best Corp.	6,400	223,168
Covenant Transport, Inc., Class A (b)	12,600	152,460
Gatx Corp.	29,700	1,174,635
Greenbrier Cos., Inc.	77,200	2,566,128
Hornbeck Offshore Services, Inc. (b)	41,829	1,532,196
Hub Group, Inc., Class A (b)	40,400	1,483,084
Interpool, Inc.	13,400	244,550
Kirby Corp. (b)	3,600	177,948
Laidlaw International	59,764	1,444,496
Marten Transport (b)	2,400	60,720
Offshore Logistics, Inc. (b)	13,500	499,500
OMI Corp.	322,100	5,755,927
Overseas Shipholding Group, Inc.	29,500	1,720,735
RailAmerica, Inc. (b)	35,600	423,640
SCS Transportation, Inc. (b)	95,800	1,505,018
U.S. Xpress Enterprises, Inc. (b)	15,700	183,062
Werner Enterprises, Inc.	25,400	439,166

		19,947,211

Utilities (4.9%)
Allegheny Energy, Inc. (b)	53,000	1,628,160
American States Water Co.	69,000	2,308,740
Avista Corp.	15,700	304,580
Black Hills Corp.	16,700	724,279
California Water Service Group	7,200	296,640
CH Energy Group, Inc.	11,000	522,280
Charter Communications, Inc. (b)	243,600	365,400
Cincinnati Bell, Inc. (b)	236,100	1,041,201
Cleco Corp.	21,200	499,896
Commonwealth Telephone Enterprises, Inc.	6,300	237,510
CT Communications, Inc.	43,000	531,910
Duquesne Light Holdings	264,200	4,546,882
El Paso Electric Co. (b)	49,300	1,027,905
Great Plains Energy, Inc.	79,600	2,380,836
Idacorp, Inc.	25,100	756,263
Insight Communications Co., Inc. (b)	25,300	294,239
NICOR, Inc.	33,400	1,403,802
PNM Resource, Inc.	48,950	1,403,397
Sierra Pacific Resources (b)	358,300	5,320,755
SJW Corp.	2,100	101,388
Southwest Gas Corp.	50,200	1,374,978
Southwestern Energy Co. (b)	20,500	1,504,700
Time Warner Telecom, Inc. (b)	30,600	238,680
Uil Holdings Corp.	3,600	188,316
UniSource Energy Corp.	59,000	1,961,160
Westar Energy, Inc.	281,300	6,787,769

		37,751,666

Wire & Cable Products (0.2%)
Encore Wire Corp. (b)	64,221	1,044,233
General Cable Corp. (b)	23,400	393,120

		1,437,353

Total Common Stocks		724,874,292

MUTUAL FUND (1.2%)
Equity Funds (1.2%)
iShares Russell 2000 Index	48,800	3,237,392
iShares Russell 2000 Value Index	92,400	6,091,932

Total Mutual Fund		9,329,324

U.S. TREASURY NOTES (0.1%)
United States Treasury Note, 1.88%, 11/30/05	530,000	528,716

Total U.S. Treasury Notes		528,716

Total Investments (Cost $683,608,177) (a) - 94.6%		734,732,332
Other assets in excess of liabilities - 5.4%		42,154,658

NET ASSETS - 100.0%		$776,886,990

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Collateral for futures.

ADR	American Depositary Receipt
NL	Netherlands
PR	Puerto Rico

At September 30, 2005 the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Market Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
22	Russell 2000 Futures	12/16/05	$7,393,100	$(68,100)

Gartmore Variable Insurance Trust

GVIT Small Cap Growth Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.9%)
Advertising Agencies (4.0%)
aQuantive, Inc. (b)	73,802	$1,485,634
Focus Media Holding, Ltd.-ADR (b)	76,900	2,056,307
ValueClick, Inc. (b)	110,349	1,885,864
Ventiv Health, Inc. (b)	41,471	1,086,955

		6,514,760

Advertising Services (1.8%)
Getty Images, Inc. (b)	33,750	2,903,850

Aerospace (0.4%)
MTC Technologies, Inc. (b)	19,066	609,731

Auto Parts & Equipment (3.7%)
Gentex Corp. +	117,400	2,042,760
LKQ Corp. (b) +	52,697	1,591,449
O’Reilly Automotive, Inc. (b)	89,400	2,519,292

		6,153,501

Banks Outside New York City (0.3%)
Mercantile Bank Corp.	9,753	417,331

Biotechnology Research & Production (3.0%)
Adams Respiratory Therapeutics, Inc. (b)	41,100	1,327,119
Anika Therapeutics, Inc. (b)	59,424	702,392
Arthrocare Corp. (b)	37,000	1,488,139
Kensey Nash Corp. (b)	24,133	739,918
Vnus Medical Technologies (b)	64,904	676,300

		4,933,868

Casinos & Gambling (1.2%)
Scientific Games Corp. (b)	64,400	1,996,400

Commercial Information Services (0.6%)
LECG Corp. (b)	45,871	1,055,033

Commercial Services (3.0%)
CoStar Group, Inc. (b) +	30,800	1,438,976
CRA International, Inc. (b)	19,346	806,535
Ctrip.com International Ltd. ADR-KY	31,905	2,044,472
Vertrue, Inc. (b) +	18,150	659,753

		4,949,736

Communication Technology (3.2%)
AudioCodes Ltd. (b)	82,876	912,465
Glenayre Technologies, Inc. (b)	207,255	744,045
Inphonic, Inc. (b)	26,869	369,449
Ixia (b)	96,773	1,423,531
Orckit Communications Ltd. (b)	44,528	1,114,536
TALX Corp.	22,131	725,675

		5,289,701

Computer Services, Software & Systems (5.4%)
Blue Coat Systems, Inc. (b)	27,241	1,184,438
Concur Technologies, Inc. (b)	70,000	865,900
Digital River, Inc. (b)	14,936	520,520

Jupiter Media Corp. (b)	48,618	861,025
Merge Technologies, Inc. (b)	45,844	783,474
Online Resources Corp. (b)	82,870	876,765
Openwave Systems, Inc. (b)	70,979	1,276,201
PDF Solutions, Inc. (b)	58,446	970,204
RightNow Technologies, Inc. (b)	49,196	724,165
Safenet, Inc. (b)	26,823	973,943

		9,036,635

Computer Software & Services (4.5%)
Avid Technology, Inc. (b)	61,900	2,562,660
Cerner Corp. (b) +	22,150	1,925,500
EPIQ Systems, Inc. (b)	44,910	979,936
MicroStrategy, Inc. (b) +	26,600	1,869,714

		7,337,810

Computer Technology (1.7%)
M-Systems Flash Disk Pioneers Ltd. (b)	41,065	1,228,665
Trident Microsystems, Inc. (b)	49,100	1,561,871

		2,790,536

Construction & Engineering (1.3%)
Chicago Bridge & Iron Co.	71,200	2,213,608

Construction Machinery & Handling (1.0%)
A.S.V., Inc. (b)	73,992	1,675,919

Consumer Electronics (1.6%)
Jamdat Mobile, Inc. (b) +	87,641	1,840,461
Websidestory, Inc. (b)	47,600	843,472

		2,683,933

Consumer Products (0.5%)
USANA Health Sciences, Inc. (b)	18,687	891,370

Cosmetics (0.4%)
Parlux Fragrances, Inc. (b)	20,770	605,238

Crude Oil Producers (2.9%)
ATP Oil & Gas Corp. (b)	41,091	1,349,428
Carrizo Oil & Gas, Inc. (b)	87,905	2,575,617
Whiting Petroleum Corp. (b)	18,412	807,182

		4,732,227

Diversified Financial Services (1.3%)
Euronet Worldwide, Inc. (b)	72,047	2,131,871

Drugs & Pharmaceuticals (5.6%)
First Horizon Pharmaceutical Corp. (b)	40,448	803,702
Kos Pharmaceuticals, Inc. (b)	46,880	3,137,677
Salix Pharmaceuticals, Inc. (b)	49,908	1,060,545
SFBC International, Inc. (b)	59,447	2,638,852
United Therapeutics Corp. (b)	25,486	1,778,923

		9,419,699

E – Commerce Products (0.6%)
Provide Commerce, Inc. (b) +	40,900	992,643

Education (1.6%)
ITT Educational Services, Inc. (b)	52,700	2,600,745

Educational Software (1.0%)
Blackboard, Inc. (b)	66,400	1,660,664

Electronics (1.1%)
Cree, Inc. (b) +	75,450	1,887,759

Electronics & Medical Systems (2.1%)
Aspect Medical Systems, Inc. (b)	29,559	875,833
Hologic, Inc. (b)	11,223	648,128
Intralase Corp. (b)	55,757	820,185
Syneron Medical Ltd. (b)	32,266	1,179,001

		3,523,147

Electronics & Semiconductors (1.1%)
Silicon Motion Technology Corp.	66,421	1,016,241
ADR-TW (b)
Tessera Technologies, Inc. (b)	26,544	793,931

		1,810,172

Electronic Technology (0.8%)
American Science & Engineering, Inc. (b)	20,750	1,360,993

Entertainment Software (1.0%)
Take-Two Interactive Software, Inc. (b) +	72,390	1,599,095

Financial Services (5.3%)
City National Corp.	13,200	925,188
Corporate Executive Board Co. (The )	30,000	2,339,400
FactSet Research Systems, Inc. +	72,875	2,568,115
Financial Federal Corp. +	60,050	2,389,990
Tradestation Group, Inc. (b)	53,000	537,420

		8,760,113

Food & Beverage (1.1%)
J.M. Smucker Co. (The)	35,700	1,732,878

Health Care Facilities (2.9%)
American Healthways, Inc. (b) +	71,423	3,028,335
LCA-Vision, Inc.	49,392	1,833,431

		4,861,766

Health Care Management Services (0.4%)
Centene Corp. (b)	25,827	646,450

Health Care Products (0.4%)
PSS World Medical, Inc. (b) +	53,800	717,692

Health Care Services (3.2%)
Adeza Biomedical Corp. (b)	59,700	1,039,377
AmSurg Corp. (b)	61,900	1,693,584
Dendrite International, Inc. (b)	90,500	1,818,145
LHC Group, Inc. (b)	47,865	739,514

		5,290,620

Home Building (0.6%)
Desarrolladora Homex SA de CV (b)	29,547	907,388

Hotels & Motels (0.5%)
Gaylord Entertainment Co. (b)	16,600	790,990

Identification Systems (0.4%)
Cogent, Inc. (b) +	28,200	669,750

Internet (1.5%)
Checkfree Corp. (b)	66,306	2,507,693

Jewelry (0.2%)
Charles & Colvard Ltd.	14,601	364,441

Lawn & Garden Services (1.1%)
Scotts Co. (The)	20,200	1,776,186

Machinery, Equipment, & Supplies (0.6%)
Bucyrus International, Inc. Class A +	19,000	933,470

Medical & Dental Instruments & Supplies (3.8%)
Kyphon, Inc. (b) +	64,690	2,842,478
Laserscope (b)	31,247	880,540
Lifecell Corp. (b)	115,417	2,496,470
Shamir Optical Industry Ltd. (b)	1,748	17,742

		6,237,230

Medical Products (2.1%)
Allscripts Healthcare Solutions, Inc. (b) +	98,400	1,773,168
Martek Biosciences Corp. (b) +	41,700	1,464,921
Schick Technologies, Inc. (b)	6,100	160,430

		3,398,519

Miscellaneous Energy (1.1%)
Veritas DGC, Inc. (b)		50,653
		1,854,913

Miscellaneous Materials & Processing (1.7%)
Ceradyne, Inc. (b)	74,666	2,738,749

Multi-Line Insurance (0.6%)
HealthExtras, Inc. (b)	42,800	915,064

Offshore Drilling (0.8%)
Bronco Drilling Co., Inc. (b)	46,500	1,281,075

Oil & Gas (1.2%)
Newfield Exploration Co. (b)	41,500	2,037,650

Oil & Well Machinery, Equipment & Service (0.4%)
Drill-Quip, Inc. (b)	12,200	585,600

Pharmaceuticals (0.2%)
MGI Pharma, Inc. (b) +	17,400	405,594

Printing (0.1%)
VistaPrint Ltd. (b)	12,500	190,625

Resorts & Theme Parks (1.1%)
Vail Resorts, Inc. (b)	61,100	1,756,625

Restaurants (0.4%)
P.F. Chang’s China Bistro, Inc. (b) +	13,900	623,137

Retail (1.5%)
Fossil, Inc. (b) +	65,250	1,186,898
Stamps.com, Inc. (b)	77,985	1,342,122

		2,529,020

Soft Drinks (0.1%)
Hansen Natural Corp. (b)	4,482	211,013

Sporting & Recreational Goods (0.1%)
Zumiez, Inc. (b)	3,700	120,731

Textile & Apparel (0.3%)
Volcom, Inc. (b)	16,300	456,563

Thermal Process Machinery (0.7%)
TurboChef Technologies, Inc. (b)	76,043	1,185,510

Transportation (2.4%)
J.B. Hunt Transport Services, Inc.	100,200	1,904,802
Kansas City Southern Industries, Inc. (b)	86,250	2,010,488

		3,915,290

Veterinary Diagnostics (0.9%)
VCA Antech, Inc. (b)	60,500	1,543,960

Wholesale & International Trade (1.5%)
Central European Distribution Corp. (b)	56,352	2,400,032

Total Common Stocks		158,124,312

Cash Equivalents (4.3%)
Investments in repurchase agreements (collateralized by AA corporate bonds in a joint trading account at 3.72%, dated 9/30/05, due 10/3/05, repurchase price $7,057,908)	7,057,189	7,057,189

Total Cash Equivalents		7,057,189

Cash Short-Term Securities Held as Collateral for Securities Lending (10.5%)
Pool of short-term securities for Gartmore Variable Insurance Trust – Notes to Statement of Investments (Securities Lending)	17,246,109	17,246,109

Total Short-Term Securities Held as Collateral for Securities Lending		17,246,109

Total Investments (Cost $142,368,522) (a) - 110.6%		182,427,610
Liabilities in excess of other assets - (10.6)%		(17,555,624)

NET ASSETS - 100.0%		$164,871,986

+	All or part of the security was on loan as of September 30, 2005.

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

KY	Cayman Islands

TW	Taiwan

CN	China

Gartmore Variable Insurance Trust

Gartmore GVIT Worldwide Leaders Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (94.7%)
AUSTRALIA (4.7%)
Coal (1.6%)
Excel Coal Ltd. (c) +	109,031	$655,011

Computer Software & Services (3.1%)
Computershare Ltd. (c)	243,670	1,230,212

		1,885,223

CANADA (3.6%)
Oil & Gas (3.6%)
Suncor Energy, Inc. (c)	23,830	1,443,907

FRANCE (6.3%)
Food (3.3%)
Groupe Danone (c)	12,300	1,331,864

Gas Distribution (3.0%)
Gaz de France (GDF) (b)(c)	35,686	1,193,036

		2,524,900

GERMANY (3.5%)
Consumer Goods (3.5%)
Adidas-Salomon AG (c)	7,900	1,379,439

HONG KONG (2.9%)
Real Estate (2.9%)
Cheung Kong (Holdings) Ltd. (c)	103,000	1,166,775

IRELAND (2.4%)
Airlines (2.4%)
Ryanair Holdings PLC ADR (b)	21,000	956,130

ITALY (4.3%)
Banking (4.3%)
UniCredito Italiano SpA (c)	305,100	1,721,693

JAPAN (14.4%)
Electronic Components (2.1%)
Nippon Electric Glass Co., Ltd. (c)	47,000	853,087

Financial Services (5.7%)
Matsui Securities Co., Ltd. (c)	69,500	848,435
Mitsubishi UFJ Financial Group, Inc. (c)	107	1,404,592

		2,253,027

Oil & Gas (2.0%)
Nippon Mitsubishi Oil Corp. (c)	91,000	799,431

Real Estate (2.2%)
Mitsui Fudosan Co., Ltd. (c)	58,000	876,093

Steel Producers (2.4%)
Sumitomo Metal Industries Ltd. (c)	277,000	974,781

		5,756,419

NETHERLANDS (3.5%)
Banking (3.5%)
ABN AMRO Holding NV (c)	58,200	1,394,365

SINGAPORE (2.0%)
Diversified Operations (2.0%)
Keppel Corp. Ltd. (c)	105,000	789,175

SOUTH KOREA (3.9%)
Electronics (3.9%)
Hynix Semiconductor, Inc. (b)(c)	30,200	670,264
Samsung Electronics Co., Ltd. (c)	1,060	600,422
Samsung Electronics Co., Ltd. GDR	1,000	283,500

		1,554,186

UNITED KINGDOM (16.7%)
Aerospace & Defense (2.1%)
BAE Systems PLC (c)	139,000	843,327

Mining (5.0%)
BHP Billiton PLC (c)	121,100	1,956,707

Telecommunications (2.3%)
O2 PLC (c)	335,000	932,230

Television (3.6%)
ITV PLC (c)	725,000	1,445,819

Transportation (2.3%)
BAA PLC (c)	84,000	925,295

Water & Sewerage Services (1.4%)
Pennon Group PLC (c)	29,100	547,670

		6,651,048

UNITED STATES (26.5%)
Cosmetics & Toiletries (4.9%)
The Gillette Co.	33,830	1,968,905

Electronics (5.7%)
Advanced Micro Devices, Inc. (b)	35,500	894,600
Apple Computer, Inc. (b)	24,900	1,334,888

		2,229,488

Entertainment (0.5%)
CKX, Inc. (b)	15,900	199,863

Financial Services (3.5%)
Goldman Sachs Group, Inc. (The)	11,582	1,408,140

Healthcare Services (2.8%)
Health Net Inc. (b)	23,400	1,107,288

Machinery & Equipment (3.0%)
Caterpillar, Inc.	20,500	1,204,375

Oil & Gas (4.7%)
ConocoPhillips	15,040	1,051,446
Kerr-McGee Corp.	8,600	835,146

		1,886,592

Telecommunications (1.4%)
Motorola, Inc.	26,150	577,654

		10,582,305

Total Common Stocks		37,805,565

Cash Equivalents (3.4%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds in a joint trading account at 3.72%, dated 09/30/05, due 10/03/05, repurchase price $1,355,297)	1,354,883	1,354,883

Total Cash Equivalents		1,354,883

Short-Term Securities Held as Collateral for Securities Lending (14.0%)
Pool of short-term securities for Gartmore Variable Insurance Trust – Notes to Statement of Investments (Securities Lending)	5,213,988	$5,213,988
Total Short-Term Securities Held as Collateral for Securities Lending		5,213,988

Total Investments (Cost $39,131,704) (a) - 111.2%		44,374,436
Liabilities in excess of other assets - (11.2)%		(4,474,638)

NET ASSETS - 100.0%		$39,899,798

+	All or part of the security was on loan as of September 30, 2005.

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security

(c)	Fair Valued Security

ADR	American Depository Receipt

GDR	Global Depository Receipt

At September 30, 2005, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Short Contracts:
Japanese Yen	10/05/05	$706,598	$706,731	$866

Total Short Contracts:		$706,598	$706,731	$866

Gartmore Variable Insurance Trust

Dreyfus GVIT Mid Cap Index Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.3%)
Aerospace & Defense (0.9%)
Alliant Techsystems, Inc. (b) +	19,700	$1,470,605
Precision Castparts Corp.	70,400	3,738,240
Sequa Corp. (b) +	3,400	200,600

		5,409,445

Agricultural Products (0.1%)
Universal Corp. +	13,600	528,088

Airlines (0.3%)
AirTran Holdings, Inc. (b) +	46,200	584,892
Alaska Air Group, Inc. (b) +	14,400	418,464
Jetblue Airways Corp. (b) +	49,700	874,720

		1,878,076

Amusement & Recreation (0.3%)
Callaway Golf Co. +	34,800	525,132
International Speedway Corp.	18,700	981,189

		1,506,321

Auction House & Art Dealer (0.2%)
Adesa, Inc.	47,500	1,049,750

Auto Parts & Equipment (1.4%)
Advance Auto Parts, Inc. (b)	58,050	2,245,374
ArvinMeritor, Inc. +	37,225	622,402
Bandag, Inc. +	6,200	265,732
BorgWarner Automotive, Inc. +	30,000	1,693,800
Gentex Corp. +	83,000	1,444,200
Lear Corp. +	35,600	1,209,332
Modine Manufacturing Co. +	18,500	678,580

		8,159,420

Automotive (0.3%)
Carmax, Inc. (b)	55,400	1,732,358

Banks (4.2%)
Associated Banc Corp.	67,715	2,063,953
Astoria Financial Corp.	47,450	1,253,629
City National Corp.	21,900	1,534,971
Colonial Bancgroup, Inc.	81,700	1,830,080
Cullen/Frost Bankers, Inc.	24,200	1,194,028
FirstMerit Corp. +	44,300	1,186,797
Greater Bay Bancorp +	26,900	662,816
Independence Community Bank Corp.	39,800	1,356,782
IndyMac Bancorp, Inc.	33,700	1,333,846
Mercantile Bankshare Corp.	43,500	2,343,780
New York Community Bancorp, Inc. +	125,388	2,056,363
SVB Financial Group (b) +	18,800	914,432
TCF Financial Corp.	60,400	1,615,700
Texas Regional Bancshares, Inc. +	21,800	627,622
Washington Federal, Inc. +	45,989	1,037,512
Webster Financial Corp.	28,500	1,281,360
West America Bancorp +	17,200	888,380

Wilmington Trust Corp.	35,900	1,308,555

		24,490,606

Biotechnology (0.9%)
Millenium Pharmaceuticals, Inc. (b)	163,587	1,526,267
Protein Design Labs, Inc. (b) +	56,800	1,590,400
Valeant Pharmaceuticals International	49,100	985,928
Vertex Pharmaceuticals, Inc. (b) +	50,700	1,133,145

		5,235,740

Broadcasting (0.3%)
Emmis Communications Corp. (b) +	19,400	428,546
Entercom Communications Corp. (b)	20,200	638,118
Westwood One, Inc.	35,900	714,051

		1,780,715

Business Services (2.6%)
Acxiom Corp. +	41,500	776,880
Catalina Marketing Corp. +	21,300	484,362
Ceridian Corp. (b)	77,500	1,608,125
CheckFree Corp. (b)	48,000	1,815,360
ChoicePoint, Inc. (b)	47,833	2,064,950
CSG Systems International, Inc. (b) +	26,000	564,460
Fair Issac Corp.	34,700	1,554,560
Gartner Group, Inc. (b) +	30,500	356,545
Harte-Hanks, Inc.	30,850	815,366
Kelly Services, Inc. +	10,200	312,732
Korn/Ferry International (b) +	21,700	355,663
Manpower, Inc.	46,200	2,050,818
MPS Group, Inc. (b) +	53,500	631,300
The Corporate Executive Board Co.	21,100	1,645,378

		15,036,499

Chemicals (2.6%)
Airgas, Inc. +	35,300	1,045,939
Albemarle Corp.	20,200	761,540
Cabot Corp. +	32,900	1,086,029
Chemtura Corp.	125,800	1,562,436
Cytec Industries, Inc.	21,000	910,980
Ferro Corp. +	22,200	406,704
FMC Corp. (b)	19,900	1,138,678
Lubrizol Corp.	36,000	1,559,880
Lyondell Chemical Co.	108,500	3,105,270
Minerals Technologies, Inc.	10,700	612,147
Olin Corp. +	37,900	719,721
RPM, Inc.	62,400	1,148,160
Valspar Corp.	53,600	1,198,496

		15,255,980

Communication Equipment (2.3%)
Adtran, Inc. +	35,700	1,124,550
Cincinnati Bell, Inc. (b) +	130,500	575,505
CommScope, Inc. (b) +	29,000	502,860
Harman International Industries, Inc.	34,900	3,569,223
Harris Corp.	70,600	2,951,080
Plantronics, Inc. +	25,000	770,250
Polycom, Inc. (b)	51,200	827,904
Powerwave Technologies, Inc. (b) +	58,300	757,317
Telephone & Data Systems, Inc.	50,700	1,977,300
Telephone & Data Systems, Inc.- Special Shares	3,700	138,935
Utstarcom, Inc. (b) +	54,600	446,082

		13,641,006

Computer Hardware (0.4%)
Keane, Inc. (b) +	24,900	284,607

National Instruments Corp. +	29,150	718,256
Western Digital Corp. (b)	112,800	1,458,504

		2,461,367

Computer Software & Services (5.4%)
3COM Corp. (b)	205,000	836,400
Activision, Inc. (b)	107,900	2,206,555
Advent Software, Inc. (b)	8,400	226,296
Anteon International Corp. (b) +	17,300	739,748
Avocent Corp. (b)	26,000	822,640
Cadence Design Systems, Inc. (b)	147,300	2,380,368
CDW Corp. +	33,300	1,962,036
Cognizant Technology Solutions Corp. (b)	72,400	3,373,116
DST Systems, Inc. (b)	37,000	2,028,710
F5 Networks, Inc. (b) +	20,400	886,788
Henry (Jack) & Associates, Inc. +	39,800	772,120
Macromedia, Inc. (b)	40,300	1,639,001
Macrovision Corp. (b)	26,800	511,880
McAfee, Inc. (b)	87,700	2,755,534
McData Corp. (b) +	82,200	430,728
Mentor Graphics Corp. (b) +	41,900	360,340
RSA Security, Inc. (b) +	37,600	477,896
SanDisk Corp. (b) +	96,300	4,646,475
SRA International, Inc. - Class A (b) +	20,000	709,600
Sybase, Inc. (b) +	47,900	1,121,818
Synopsys, Inc. (b)	76,500	1,445,850
Transaction Systems Architects, Inc. (b)	19,700	548,645
Wind River Systems, Inc. (b) +	39,700	513,321

		31,395,865

Construction (2.7%)
Dycom Industries, Inc. (b) +	25,900	523,698
Granite Construction, Inc. +	17,450	667,288
Hovnanian Enterprises, Inc. (b) +	19,000	972,800
Jacobs Engineering Group, Inc. (b)	30,700	2,069,180
Lennar Corp.	70,980	4,241,765
Martin Marietta Materials, Inc.	24,500	1,922,270
Ryland Group, Inc. (The)	24,900	1,703,658
Thor Industries, Inc. +	18,300	622,200
Toll Brothers, Inc. (b)	62,700	2,800,809

		15,523,668

Consumer & Commercial Services (2.1%)
Alliance Data Systems Corp. (b)	36,800	1,440,720
Career Education Corp. (b)	54,600	1,941,576
Corinthian Colleges, Inc. (b) +	48,400	642,268
Deluxe Corp.	26,800	1,076,288
DeVry, Inc. (b) +	31,000	590,550
Dun & Bradstreet Corp. (b)	35,600	2,344,972
MoneyGram International, Inc. +	45,300	983,463
Quanta Services, Inc. (b) +	62,500	797,500
Rent-A-Center, Inc. (b)	39,700	766,607
Rollins, Inc.	15,600	304,512
Sotheby’s Holdings, Inc. (b) +	23,600	394,592
United Rentals, Inc. (b) +	35,500	699,705

		11,982,753

Consumer Products (1.7%)
Blyth Industries, Inc. +	14,100	314,289
Church & Dwight, Inc. +	33,950	1,254,113
Energizer Holdings, Inc. (b)	37,600	2,131,920
Furniture Brands International, Inc. +	27,700	499,431

Lancaster Colony Corp. +	13,600	584,800
Mohawk Industries Co. (b)	28,000	2,247,000
The Scotts Miracle-Gro Co. +	12,000	1,055,160
Timberland Co., Class A (b) +	29,300	989,754
Tupperware Corp. +	28,200	642,396

		9,718,863

Containers & Packaging (0.4%)
Packaging Corp. of America +	33,200	644,412
Sonoco Products Co. +	52,500	1,433,775

		2,078,187

Electronics (4.7%)
Amphenol Corp., Class A	47,100	1,900,014
Arrow Electronics, Inc. (b)	62,700	1,966,272
Atmel Corp. (b) +	224,400	462,264
Avnet, Inc. (b)	77,100	1,885,095
Cabot Microelectronics Corp. (b)	12,982	381,411
Credence Systems Corp. (b) +	52,700	420,546
Cree, Inc. (b) +	40,100	1,003,302
Cypress Semiconductor Corp. (b) +	70,800	1,065,540
Hubbell, Inc.	32,200	1,511,146
Integrated Device Technology, Inc. (b)	105,430	1,132,318
International Rectifier Corp. (b)	34,200	1,541,736
Intersil Corp. +	81,300	1,770,714
Kemet Corp. (b) +	45,900	384,642
Lam Research Corp. (b)	72,300	2,202,981
Lattice Semiconductor Corp. (b) +	60,200	257,656
LTX Corp. (b)	32,500	137,150
Micrel, Inc. (b) +	34,900	391,927
Microchip Technology, Inc.	110,900	3,340,308
Newport Corp. (b) +	21,100	293,923
Plexus Corp. (b) +	23,100	394,779
RF Micro Devices, Inc. (b) +	99,800	563,870
SPX Corp.	38,800	1,782,860
Thomas & Betts Corp. (b)	27,900	960,039
TriQuint Semiconductor, Inc. (b) +	74,191	261,152
Vishay Intertechnology, Inc. (b) +	97,550	1,165,723

		27,177,368

Energy (0.4%)
MDU Resources Group, Inc.	63,500	2,263,775

Financial Services (4.4%)
AmeriCredit Corp. (b)	73,900	1,763,993
Bank of Hawaii Corp.	27,500	1,353,550
BISYS Group, Inc. (The) (b)	64,000	859,520
Certegy, Inc.	32,900	1,316,658
Commerce Bancorp, Inc. +	87,000	2,670,030
Eaton Vance Corp. +	69,200	1,717,544
Edwards (A.G.), Inc.	40,800	1,787,448
Investors Financial Services Corp. +	35,100	1,154,790
Jefferies Group, Inc. +	26,200	1,141,010
Labranche & Co., Inc. (b) +	32,100	278,949
Legg Mason, Inc.	59,600	6,537,524
PMI Group, Inc. +	48,700	1,941,669
Raymond James Financial, Inc. +	30,150	968,418
SEI Investments Co.	34,000	1,277,720
Waddell & Reed Financial, Inc. +	44,300	857,648

		25,626,471

Food & Beverage (2.4%)
Dean Foods Co. (b)	79,233	3,078,994
Hormel Foods Corp.	38,700	1,276,713

J.M. Smucker Co.	30,967	1,503,138
Krispy Kreme Doughnuts, Inc. (b) +	32,700	204,702
PepsiAmericas, Inc.	33,200	754,636
Sensient Technologies Corp. +	25,100	475,645
Smithfield Foods, Inc. (b)	52,400	1,555,232
Tootsie Roll Industries, Inc. +	13,373	424,593
Whole Foods Market, Inc.	35,700	4,799,865

		14,073,518

Gaming (0.5%)
Boyd Gaming Corp. +	23,000	991,760
GTECH Holdings Corp.	61,400	1,968,484

		2,960,244

Healthcare (7.6%)
Apria Healthcare Group, Inc. (b) +	26,200	836,042
Beckman Coulter, Inc.	32,900	1,775,942
Cephalon, Inc. (b)	30,800	1,429,736
Community Health Systems, Inc. (b)	47,600	1,847,356
Covance, Inc. (b)	33,000	1,583,670
Cytyc Corp. (b)	59,500	1,597,575
Dentsply International, Inc.	42,000	2,268,840
Edwards Lifesciences Corp. (b)	31,700	1,407,797
Health Net, Inc. (b)	60,100	2,843,932
Henry Schein, Inc. (b) +	46,200	1,969,044
LifePoint Hospitals, Inc. (b)	30,200	1,320,646
Lincare Holdings, Inc. (b)	52,100	2,138,705
Omnicare, Inc.	56,000	3,148,880
PacifiCare Health Systems, Inc. (b)	46,500	3,709,770
Par Pharmaceutical Cos., Inc. (b) +	18,100	481,822
Patterson Cos., Inc. (b) +	73,100	2,926,193
Perrigo Co. +	44,100	631,071
Renal Care Group, Inc. (b)	36,100	1,708,252
Sepracor, Inc. (b)	55,800	3,291,642
Steris Corp.	36,100	858,819
Triad Hospitals, Inc. (b)	45,608	2,064,674
Universal Health Services, Inc. +	29,500	1,405,085
Varian Medical Systems, Inc. (b)	69,400	2,741,994

		43,987,487

Insurance (5.6%)
Allmerica Financial Corp. (b)	28,300	1,164,262
American Financial Group, Inc.	24,600	834,678
AmerUs Group Co. +	20,600	1,181,822
Arthur J. Gallagher & Co. +	50,100	1,443,381
Brown & Brown, Inc. +	29,300	1,455,917
Everest Re Group Ltd.	29,900	2,927,210
Fidelity National Financial, Inc.	91,683	4,081,726
First American Financial Corp.	50,400	2,301,768
HCC Insurance Holdings, Inc.	55,950	1,596,254
Horace Mann Educators Corp. +	22,800	450,984
Leucadia National Corp. +	43,550	1,877,005
Mercury General Corp. +	18,800	1,127,812
Ohio Casualty Corp. +	34,200	927,504
Old Republic International Corp.	96,950	2,585,657
Protective Life Corp.	36,900	1,519,542
Radian Group, Inc.	45,200	2,400,120
Stancorp Financial Group, Inc.	14,600	1,229,320
Unitrin, Inc.	24,300	1,153,278
W.R. Berkley Corp.	59,200	2,337,216

		32,595,456

Machinery (0.7%)
AGCO Corp. (b) +	47,900	871,780
Graco, Inc.	36,450	1,249,506

Tecumseh Products Co. +	9,800	210,896
Zebra Technologies Corp., Class A (b)	38,200	1,493,238

		3,825,420

Manufacturing (3.2%)
Ametek, Inc.	37,100	1,594,187
Brink’s Co. (The)	31,100	1,276,966
Carlisle Cos., Inc.	16,300	1,036,191
Crane Co.	26,400	785,136
Diebold, Inc. +	37,300	1,285,358
Donaldson Co., Inc.	36,400	1,111,292
Federal Signal Corp. +	25,600	437,504
Flowserve Corp. (b)	29,300	1,065,055
Harsco Corp.	22,100	1,449,097
Hillenbrand Industry, Inc. +	32,400	1,524,420
Nordson Corp. +	17,300	657,919
Pentair, Inc.	54,000	1,971,000
Teleflex, Inc.	21,600	1,522,800
Trinity Industries, Inc. +	22,600	915,074
Varian, Inc. (b)	17,000	583,440
York International Corp.	22,400	1,255,968

		18,471,407

Medical Products (0.9%)
Gen-Probe, Inc. (b)	26,900	1,330,205
INAMED Corp. (b)	19,200	1,453,056
Intuitive Surgical, Inc. (b) +	18,500	1,355,865
Techne Corp. (b) +	20,600	1,173,788

		5,312,914

Medical Services (0.8%)
Charles River Laboratories International, Inc. (b)	38,000	1,657,560
Invitrogen Corp. (b) +	28,100	2,113,963
Martek Biosciences Corp. (b) +	16,800	590,184

		4,361,707

Metals (0.4%)
Kennametal, Inc.	20,300	995,512
The Timken Co.	43,700	1,294,831

		2,290,343

Mining (1.8%)
Arch Coal, Inc. +	33,800	2,281,500
Joy Global, Inc.	42,900	2,164,734
Peabody Energy Corp.	69,500	5,862,325

		10,308,559

Office Equipment & Supplies (0.6%)
HNI Corp.	29,300	1,764,446
Miller (Herman), Inc.	36,900	1,118,070
Reynolds & Reynolds Co.	27,100	742,811

		3,625,327

Oil & Gas (7.2%)
Cooper Cameron Corp. (b)	29,700	2,195,721
Denbury Resources, Inc. (b) +	30,300	1,528,332
ENSCO International, Inc.	80,600	3,755,154
FMC Technologies, Inc. (b) +	36,321	1,529,477
Forest Oil Corp. (b)	28,900	1,505,690
Grant Prideco, Inc. (b)	67,300	2,735,745
Hanover Compressor Co. (b) +	43,700	605,682
Helmerich & Payne, Inc.	27,300	1,648,647
Newfield Exploration Co. (b)	67,200	3,299,520
Noble Energy, Inc.	92,600	4,342,940
Patterson-UTI Energy, Inc.	91,000	3,283,280

Pioneer Natural Resources Co. +	75,200	4,129,984
Plains Exploration & Production Co. (b)	41,500	1,777,030
Pogo Producing Co. +	31,600	1,862,504
Pride International, Inc. (b)	84,000	2,394,840
Smith International, Inc.	112,600	3,750,706
Tidewater, Inc. +	32,200	1,567,174

		41,912,426

Optical Supplies (0.2%)
Advanced Medical Optics, Inc. (b) +	34,986	1,327,719

Paper & Forest Products (0.7%)
Bowater, Inc.	29,600	836,792
Glatfelter +	23,300	328,297
Longview Fibre Co. +	27,100	528,179
Potlatch Corp.	15,400	802,648
Rayonier, Inc.	26,718	1,539,491

		4,035,407

Pharmaceuticals (1.1%)
Barr Pharmaceuticals, Inc. (b)	56,375	3,096,115
IVAX Corp. (b)	114,006	3,005,198

		6,101,313

Photography & Imaging (0.1%)
Imation Corp. +	18,100	775,947

Publishing & Printing (1.6%)
American Greetings Corp., Class A +	35,600	975,440
Banta Corp. +	12,700	646,303
Belo Corp., Class A +	51,200	1,170,432
Lee Enterprises, Inc. +	24,100	1,023,768
Media General, Inc. +	12,700	736,727
Reader’s Digest Association +	52,600	840,022
Scholastic Corp. (b) +	18,600	687,456
Valassis Communications, Inc. (b) +	26,500	1,032,970
Washington Post Co.	3,070	2,463,675

		9,576,793

Real Estate Investment Trusts (3.3%)
AMB Property Corp.	45,100	2,024,990
Developers Diversified Realty Corp.	57,600	2,689,920
Highwood Properties, Inc.	28,500	841,035
Hospitality Properties Trust	38,100	1,632,966
Liberty Property Trust +	46,500	1,978,110
Mack-Cali Realty Corp.	32,800	1,474,032
New Plan Excel Realty Trust +	54,900	1,259,955
Regency Centers Corp.	33,700	1,936,065
The Macerich Co.	31,600	2,052,104
United Dominion Realty Trust, Inc.	72,700	1,722,990
Weingarten Realty Investors	42,600	1,612,410

		19,224,577

Restaurants (1.2%)
Applebee’s International, Inc.	41,850	865,877
Bob Evans Farms, Inc. +	18,800	426,948
Brinker International, Inc. (b)	46,600	1,750,296
CBRL Group, Inc.	24,800	834,768
Cheesecake Factory, Inc. (The) (b)	41,550	1,298,022
Outback Steakhouse, Inc.	34,800	1,273,680
Ruby Tuesday, Inc. +	33,800	735,488

		7,185,079

Retail (7.1%)
99 Cents Only Stores (b) +	25,400	234,950
Abercrombie & Fitch Co.	46,400	2,313,040

Aeropostale, Inc. (b)	29,400	624,750
American Eagle Outfitters Ltd.	72,500	1,705,925
Anntaylor Stores Corp. (b) +	38,600	1,024,830
Barnes & Noble, Inc.	29,100	1,097,070
BJ’s Wholesale Club, Inc. (b) +	36,100	1,003,580
Borders Group, Inc. +	37,200	824,724
Chico’s FAS, Inc. (b) +	95,800	3,525,440
Claire’s Stores, Inc.	52,600	1,269,238
Copart, Inc. (b) +	36,800	878,416
Dollar Tree Stores, Inc. (b)	56,950	1,232,968
Fastenal Co. +	32,800	2,003,752
Foot Locker, Inc.	83,100	1,823,214
Michael’s Stores, Inc.	71,800	2,373,708
Neiman Marcus Group, Inc. +	25,900	2,588,705
O’Reilly Automotive, Inc. (b) +	59,300	1,671,074
Pacific Sunwear of California, Inc. (b)	39,500	846,880
Payless Shoesource, Inc. (b)	36,200	629,880
PETsMART, Inc.	75,900	1,653,102
Pier 1 Imports, Inc. +	45,700	515,039
Polo Ralph Lauren Corp.	32,000	1,609,600
Regis Corp.	23,900	903,898
Ross Stores, Inc.	77,400	1,834,380
Ruddick Corp.	18,400	424,120
Saks, Inc. (b)	75,200	1,391,200
Tech Data Corp. (b)	30,700	1,126,997
Urban Outfitters, Inc. (b)	58,400	1,716,960
Williams Sonoma, Inc. (b)	61,700	2,366,195

		41,213,635

Schools (0.6%)
Education Management Corp. (b)	35,400	1,141,296
ITT Educational Services, Inc. (b)	20,100	991,935
Laureate Education, Inc. (b) +	26,300	1,287,911

		3,421,142

Semiconductors (0.7%)
Fairchild Semiconductor International, Inc. (b)	63,500	943,610
MEMC Electronic Materials, Inc. (b)	83,200	1,896,128
Semtech Corp. (b) +	39,000	642,330
Silicon Laboratories, Inc. (b)	23,600	717,204

		4,199,272

Shipping & Transportation (2.5%)
Alexander & Baldwin, Inc.	23,200	1,235,168
CNF Transportation, Inc.	27,800	1,459,500
Expeditors International of Washington, Inc.	56,500	3,208,070
GATX Corp. +	26,500	1,048,075
Hunt (J.B.) Transport Services, Inc.	67,200	1,277,472
Overseas Shipholding Group, Inc. +	15,700	915,781
Robinson (C.H.) Worldwide, Inc.	45,400	2,911,048
Swift Transportation Co., Inc. (b) +	27,700	490,290
Werner Enterprises, Inc.	27,350	472,882
Yellow Roadway Corp. (b)	30,700	1,271,594

		14,289,880

Steel (0.3%)
Steel Dynamics, Inc. +	20,300	689,388
Worthington Industries, Inc.	37,800	794,934

		1,484,322

Utilities (7.8%)
AGL Resources, Inc.	41,000	1,521,510
Alliant Energy Corp.	61,700	1,797,321

Aqua America, Inc. +	51,000	1,939,020
Aquila, Inc. (b) +	197,800	783,288
Black Hills Corp.	17,400	754,638
DPL, Inc.	67,300	1,870,940
Duquesne Light Holdings, Inc. +	41,200	709,052
Energy East Corp.	78,200	1,969,858
Equitable Resources, Inc. +	64,400	2,515,464
Great Plains Energy, Inc. +	39,600	1,184,436
Hawaiian Electric Industries, Inc. +	42,900	1,196,052
Idacorp, Inc.	22,400	674,912
National Fuel Gas Co.	44,600	1,525,320
Northeast Utilities	68,900	1,374,555
NSTAR +	56,600	1,636,872
Oklahoma Gas & Electric Co.	47,900	1,345,990
Oneok, Inc.	53,500	1,820,070
Pepco Holdings, Inc.	100,238	2,332,538
PNM, Inc. +	36,450	1,045,022
Puget Energy, Inc.	53,200	1,249,136
Questar Corp.	45,100	3,974,211
Scana Corp.	60,200	2,542,848
Sierra Pacific Resources (b) +	97,200	1,443,420
Vectren Corp. +	40,300	1,142,505
Westar Energy, Inc.	46,000	1,109,980
Western Gas Resources, Inc. +	30,500	1,562,515
WGL Holdings, Inc. +	25,800	828,954
Wisconsin Energy Corp.	62,000	2,475,040
WPS Resources Corp. +	20,100	1,161,780

		45,487,247

Veterinary Diagnostics (0.2%)
VCA Antech, Inc. (b) +	43,700	1,115,224

Waste Disposal (0.6%)
Republic Services, Inc.	65,500	2,311,495
Stericycle, Inc. (b) +	23,600	1,348,740

		3,660,235

Total Common Stocks		570,754,921

U.S. Treasury Bills (0.1%)
US Treasuries (0.1%)
U.S. Treasury Bill, 3.50%, 12/22/05	400,000	396,987

Total U.S. Treasury Bills		396,987

Cash Equivalents (1.6%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 3.72%, dated 09/30/05, due 10/03/05, repurchase price $9,252,789)	9,251,846	9,251,846

Total Cash Equivalents		9,251,846

Short-Term Securities Held as Collateral for Securities Lending (22.4%)
Pool of short-term securities for Gartmore Variable Insurance Trust – Notes to Statement of Investments (Securities Lending)	129,788,352	129,788,352

Total Short-Term Securities Held as Collateral for Securities Lending		129,788,352

Total Investments (Cost $598,937,644) (a) - 122.3%		710,192,106
Liabilities in excess of other assets - (22.3)%		(129,558,839)

NET ASSETS - 100.0%		$580,633,267

+	All or part of the Security was on loan as of September 30, 2005.

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security

(c)	Pledged as collateral for futures.

At September 30, 2005, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contract	Expiration	Market Value Covered by Contracts	Unrealized Depreciation at 09/30/05
140	S&P Midcap 400 Emini Future	12/16/05	$10,089,800.00	$49,215

Gartmore Variable Insurance Trust

Gartmore GVIT Global Technology and Communications Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (101.6%)
Computer Hardware (20.3%)
Dell, Inc. (b)	40,100	$1,371,420
EMC Corp. (b)	83,000	1,074,020
Hewlett Packard Co.	48,700	1,422,040
Ingram Micro, Inc. (b)	38,300	710,082
International Business Machines Corp.	33,800	2,711,436

		7,288,998

Computer Services (4.7%)
Affiliated Computer Services, Inc. (b)	12,000	655,200
Cognizant Technology Solutions Corp. (b)	22,400	1,043,616

		1,698,816

Computer Software (16.8%)
@Road, Inc. (b) +	146,500	672,435
Agile Software Corp. (b)	94,200	675,414
Check Point Software Technologies Ltd. (b) +	15,300	372,096
F5 Networks, Inc. (b) +	12,100	525,987
Hyperion Solutions Corp. (b)	3,700	180,005
Microsoft Corp.	67,800	1,744,494
Oracle Corp. (b)	75,500	935,445
RealNetworks, Inc. (b) (c)	73,100	417,401
Verifone Holdings, Inc. (b) +	25,300	508,783

		6,032,060

E-Commerce & Services (3.2%)
eBay, Inc. (b)	27,700	1,141,240

Electronic Components (9.5%)
Intel Corp.	137,600	3,391,840

Employment Agencies (1.8%)
51job, Inc. ADR-CN (b) +	50,200	660,130

Machinery, Equipment, & Supplies (0.4%)
Asyst Technologies, Inc. (b) +	34,600	161,236

Marketing Services (5.8%)
24/7 Real Media, Inc. (b)	172,520	1,214,540
Marchex, Inc. (b) +	52,294	865,989

		2,080,529

Networking (6.4%)
Cisco Systems, Inc. (b)	107,500	1,927,475
Juniper Networks, Inc. (b)	14,700	349,713

		2,277,188

Scientific Instruments (1.5%)
PerkinElmer, Inc.	25,900	527,583

Semiconductors (17.6%)
Analog Devices, Inc.	18,800	698,232
Applied Materials, Inc.	30,400	515,584
ASM Holding NV ADR-NL (b)	30,800	508,508
Atmel Corp. (b) +	268,700	553,522
Fairchild Semiconductor International, Inc. (b)	42,000	624,120
FSI International, Inc. (b)	42,400	178,504

Integrated Device Technology, Inc. (b) +	79,200	850,608
Linear Technology Corp.	9,400	353,346
Marvell Technology Group Ltd. (b)	7,700	355,047
QLogic Corp. (b)	20,700	707,940
Texas Instruments, Inc.	27,900	945,810

		6,291,221

Telecommunication Equipment (4.5%)
AudioCodes Ltd. (Israel) (b)	33,300	366,633
Avaya, Inc. (b)	69,400	714,820
Terayon Communication Systems, Inc. (b) +	133,100	519,090

		1,600,543

Wireless Equipment (9.1%)
Motorola, Inc.	36,700	810,703
Qualcomm, Inc.	23,200	1,038,200
RF Micro Devices, Inc. (b)	251,600	1,421,540

		3,270,443

Total Common Stocks		36,421,827

Short-Term Securities Held as Collateral for Securities Lending (11.4%)
Pool of short-term securities for Gartmore Variable Insurance Trust – Notes to Statement of Investments (Securities Lending)	4,102,020	$4,102,020
Total Short-Term Securities Held as Collateral for Securities Lending		4,102,020

Total Investments (Cost $39,496,150) (a) - 113.1%		40,523,847
Liabilities in excess of other assets - (13.1)%		(4,686,707)

NET ASSETS - 100.0%		$35,837,140

+	All or part of the security was on loan as of September 30, 2005.

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Non-income producing securities.

ADR	American Depository Receipt

CN – Canada

NL – Netherlands

Gartmore Variable Insurance Trust

Gartmore GVIT Global Health Sciences Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.1%)
Diagnostic Equipment (1.1%)
Gen-Probe, Inc. (b)	15,570	$769,937

Distribution & Wholesale (0.4%)
MWI Veterinary Supply, Inc. (b)	15,896	317,125

Drugs (33.0%)
Amgen, Inc. (b)	48,669	3,877,459
Forest Laboratories, Inc. (b)	24,792	966,144
GlaxoSmithKline PLC ADR-GB	34,363	1,762,135
Medicis Pharmaceutical Corp., Class A +	32,780	1,067,317
Novartis AG ADR	21,650	1,104,150
Pfizer, Inc.	172,428	4,305,527
Roche Holding AG-CH	14,024	1,948,890
Schering-Plough Corp.	47,064	990,697
Sepracor, Inc. (b)	13,290	783,977
Shire Pharmaceuticals Group PLC	58,073	2,148,120
Teva Pharmaceutical Industries Ltd. ADR	32,560	1,088,155
Wyeth	78,068	3,612,206

		23,654,777

Health Care Services (0.7%)
Webmd Health Corp., Class A (b)	18,900	465,866

Hospitals (1.1%)
Community Health Systems, Inc. (b) +	20,502	795,683

Insurance (18.4%)
Aetna, Inc.	17,750	1,528,985
CIGNA Corp.	14,877	1,753,403
Coventry Health Care, Inc. (b)	17,043	1,466,039
PacifiCare Health Systems, Inc. (b)	41,753	3,331,054
UnitedHealth Group, Inc.	36,095	2,028,539
WellPoint, Inc. (b)	40,900	3,101,038

		13,209,058

Medical – Biomedical & Genetic (6.1%)
Alexion Pharmaceuticals, Inc. (b) +	19,649	543,884
Encysive Pharmaceuticals, Inc. (b)	57,375	675,878
Human Genome Sciences, Inc. (b) +	35,753	485,883
Keryx Biopharmaceuticals, Inc. (b) +	46,972	740,279
MedImmune, Inc. (b)	36,720	1,235,628
Myogen, Inc. (b)	29,950	703,825

		4,385,377

Medical Instruments (4.8%)
Guidant Corp.	28,101	1,935,878
St. Jude Medical, Inc. (b)	31,761	1,486,415

		3,422,293

Medical Products (17.9%)
Baxter International, Inc.	69,324	2,763,948
Haemonetics Corp. (b) +	16,040	762,381

Johnson & Johnson	55,020	3,481,665
Medtronic, Inc.	44,234	2,371,827
Panacos Pharmaceuticals, Inc. (b) +	184,140	1,793,524
ResMed, Inc. (b) +	14,189	1,130,154
Symmetry Medical, Inc. (b) +	21,810	516,897

		12,820,396

Medical Products & Services (3.6%)
Cardinal Health, Inc.	40,576	2,574,141

Medical Services (4.7%)
McKesson Corp.	24,798	1,176,665
Medco Health Solutions, Inc. (b)	19,972	1,095,065
Priority Healthcare Corp. (b)	39,812	1,109,162

		3,380,892

Medical Supplies (1.5%)
PRA International (b) +	34,550	1,047,211

Therapeutics (6.8%)
Genentech, Inc. (b)	24,011	2,021,967
Genzyme Corp. (b)	20,049	1,436,310
Gilead Sciences, Inc. (b)	29,290	1,428,180

		4,886,457

Total Common Stocks		71,729,213

Cash Equivalents (6.0%)
Investments in repurchase agreements (Collaterized by AA Corporate Bonds, in a Joint trading account at 3.72%, dated 09/30/05, due 10/03/05, repurchase price $4,283,684)	4,283,248	4,283,248

Total Cash Equivalents		4,283,248

Short-Term Securities Held as Collateral for Securities Lending (9.7%)
Pool of short-term securities for Gartmore Variable Insurance Trust - Notes to Statement of Investments (Securities Lending)	6,926,323	6,926,323

Total Short-Term Securities Held as Collateral for Securities Lending		6,926,323

Total Investments (Cost $78,420,252) (a) - 115.7%		82,938,784
Liabilities in excess of other assets - (15.7)%		(11,277,928)

NET ASSETS - 100.0%		$71,660,856

+	All or part of the security was on loan as of September 30, 2005.

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Non-income producing securities.

ADR	American Depository Receipt

CH	Switzerland

GB	United Kingdom

Gartmore Variable Insurance Trust

Gartmore GVIT Nationwide Leaders Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.1%)
Banking (7.9%)
Barclays PLC - ADR-GB	23,400	$954,252
New York Community Bancorp, Inc.	36,400	596,960

		1,551,212

Communication Services (4.7%)
Citizens Communications Co.	67,700	917,335

Computer Software & Services (5.9%)
Oracle Corp. (b)	92,900	1,151,031

Construction (3.4%)
Lafarge North American, Inc.	10,000	676,100

Energy Equipment & Services (4.0%)
Progress Energy, Inc.	17,400	778,650

Financial Services (8.3%)
Bank of America Corp.	39,400	1,658,740

Food – Miscellaneous & Diversified (3.5%)
Cadbury Schweppes PLC - SP ADR-GB	16,800	684,264

Healthcare (15.5%)
Aetna, Inc.	6,400	551,296
Bristol-Myers Squibb Co.	41,400	996,084
Coventry Health Care, Inc. (b)	3,100	266,662
Johnson & Johnson	19,700	1,246,616

		3,060,658

Information Technology Services (3.7%)
Westwood One, Inc.	36,600	727,974

Insurance: Multi-Line (4.2%)
Old Republic International Corp.	30,600	816,102

Metals (1.8%)
Falconbridge Ltd.	13,000	347,360

Oil & Gas (8.2%)
ConocoPhillips	10,600	741,046
Exxon Mobil Corp.	13,600	864,144

		1,605,190

Railroads (3.2%)
Norfolk Southern Corp.	15,400	624,624

Real Estate Investment Trusts (3.6%)
First Industrial Realty Trust, Inc.	17,600	704,880

Retail (4.9%)
Staples, Inc.	45,400	967,928

Semiconductors (1.6%)
Advanced Micro Devices, Inc. (b)	12,400	312,480

Telephone communication (4.9%)
SBC Communications, Inc.	40,400	968,388

Tobacco (7.8%)
Altria Group, Inc.	9,000	663,390
Reynolds American, Inc.	10,400	863,408

		1,526,798

Total Common Stocks		19,079,714

Cash Equivalents (4.8%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds In a joint trading account at 3.72%, dated 09/30/05, due 10/03/05, repurchase price $940,482)	940,386	940,386

Total Cash Equivalents		940,386

Total Investments (Cost $19,741,272) (a) - 101.9%		20,020,100
Liabilities in excess of other assets - (1.9)%		(376,429)

NET ASSETS - 100.0%		$19,643,671

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

GB- United Kingdom

Gartmore Variable Insurance Trust

Gartmore GVIT Emerging Markets Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (90.8%)
ARGENTINA (0.8%)
Steel (0.8%)
Tenaris SA	11,016	$1,518,445

Bermuda (1.2%)
Television (1.2%)
Central European Media Enterprises Ltd. (b)	42,400	2,239,144

BRAZIL (14.4%)
Banking (2.2%)
Banco Bradesco SA	44,400	2,167,506
Unibanco GDR	31,000	1,630,600

		3,798,106

Brewery (1.0%)
Ambev Cia Bebid	585,180	175,919
Ambev Cia Bebid	4,617,100	1,717,403

		1,893,322

Electric Utility (0.7%)
Companhia Energetica de Minas Gerais	35,023,511	1,327,898

Insurance (0.7%)
Porto Seguro SA (b)	129,300	1,285,052

Metals & Mining (2.6%)
Companhia Vale do Rio Doce, Class A	117,400	4,562,834

Oil & Gas (3.5%)
Petroleo Brasileiro SA	40,800	651,167
Petroleo Brasileiro SA ADR	29,200	2,087,508
Petroleo Brasileiro SA ADR	54,019	3,443,711

		6,182,386

Retail (1.1%)
Lojas Renner SA (b)	79,900	1,971,777

Steel (1.5%)
Companhia Siderurgica Nacional SA	59,400	1,377,658
Usinas Siderurgicas de Minais Gerais SA	60,000	1,393,189

		2,770,847

Telecommunications (1.1%)
Tele Norte Leste Participacoes SA ADR	120,800	1,996,824

		25,789,046

CHINA (4.4%)
Manufacturing (0.8%)
Shanghai Electric Group Co., Ltd. (b)	4,318,000	1,461,210

Oil & Gas (2.3%)
China Oilfield Services Ltd.	3,670,000	1,516,633
PetroChina Co., Ltd.	2,984,000	2,494,605

		4,011,238

Telecommunications (1.3%)
China Telecom Corp. Ltd.	6,426,000	2,420,526

		7,892,974

HONG KONG (1.2%)
Steel (1.2%)
Maanshan Iron & Steel Co., Ltd. +	6,116,000	2,177,817

HUNGARY (1.0%)
Oil & Gas (1.0%)
MOL Magyar Olaj-es Gazipari	15,597	1,725,843

INDIA (0.5%)
Financial Services (0.5%)
ICICI Bank Ltd. ADR	34,876	985,247

INDONESIA (0.9%)
Telecommunications (0.9%)
PT Telekomunikasi Indonesia	3,034,500	1,581,603

ISRAEL (2.4%)
Banking (0.8%)
Bank Leumi Le-Israel (b)	430,500	1,448,461

Electronic Measuring Instruction (0.8%)
Orbotech Ltd. (b)	56,500	1,413,630

Software & Computer Services (0.8%)
Retalix Ltd. (b)	59,900	1,445,387

		4,307,478

KOREA (20.2%)
Automotive (1.7%)
Hyundai Motor Co.	21,460	1,681,731
Ssangyong Motor Co. (b)	175,800	1,358,486

		3,040,217

Banking (1.8%)
Hana Bank	88,130	3,266,228

Construction (0.7%)
Hyundai Development Co.	40,200	1,271,101

Electronic Components (1.0%)
Hynix Semiconductor, Inc. (b)	79,000	1,753,339

Electronics (6.6%)
KH Vatec Co., Ltd.	46,180	1,145,759
Samsung Electronics	5,227	2,960,761
Samsung Electronics GDR	36,098	7,806,192

		11,912,712

Financial Services (2.9%)
Korea Investment Holdings Co., Ltd.	45,000	1,325,049
LG Card Co., Ltd. (b)	53,900	2,051,318
Woori Finance Holdings Co., Ltd.	123,730	1,799,936

		5,176,303

Lighting Products (1.7%)
Kumho Electric, Inc.	47,020	3,047,891

Oil & Gas (1.2%)
SK Corp.	38,200	2,207,880

Retail (2.0%)
CJ Home Shopping (b)	16,829	1,513,367
Hyundai Department Store Co., Ltd.	32,100	2,161,404

		3,674,771

Telecommunication Services (0.6%)
KT Freetel Co., Ltd.	39,800	999,236

		36,349,678

MALAYSIA (2.2%)
Electric Utility (0.9%)
Tenega Nasional Berhad	541,400	1,553,559

Foreign Banking (0.5%)
Commerce Asset Holdings Berhad	616,700	916,754

Real Estate (0.7%)
SP Setia Berhad	1,297,600	1,335,993

Transportation (0.1%)
Malaysai & Services Holdings Berhad	244,000	213,675

		4,019,981

MEXICO (7.2%)
Building Materials (1.2%)
Cemex SA ADR	41,000	2,144,300

Diversified Operations (0.7%)
Grupo Carso SA de CV	604,500	1,340,585

Financial Services (1.4%)
Grupo Financiero Banorte SA de CV	274,800	2,456,067

Real Estate (0.9%)
Urbi, Desarrolloas Urbanos SA de CV (b)	209,800	1,560,649

Retail (1.1%)
Wal-Mart de Mexico SA de CV	395,130	2,014,871

Steel (0.5%)
Industrias CH SA (b)	372,000	842,271

Telecommunications (1.4%)
America Movil SA de CV ADR	103,151	2,714,935

		13,073,678

NETHERLANDS (1.8%)
Retail - Food Products (1.8%)
Pyaterochka Holding NV GDR (b)	164,196	3,226,451

RUSSIA (7.1%)
Automobile Manufacturers (0.8%)
JSC Severstal-Avto (b)	72,800	1,419,600

Brewery (1.0%)
Efes Breweries International GDR (b)	49,600	1,767,248

Oil & Gas (3.5%)
Gazprom ADR	34,800	2,342,040
Surgutneftgaz ADR	74,500	4,004,375

		6,346,415

Telecommunications (1.8%)
AO VimpelCom ADR (b)	55,500	2,466,420
Mobile Telesystems (b)	95,180	761,440

		3,227,860

		12,761,123

SOUTH AFRICA (7.9%)
Banking (1.7%)
ABSA Group Ltd.	209,001	3,084,152

Diversified Operations (0.8%)
Barloworld Ltd.	77,700	1,423,382

Metals & Mining (0.8%)
Anglogold Ashanti Ltd.	34,600	1,483,503

Oil & Gas (1.7%)
Sasol Ltd.	76,931	2,980,620

Retail (0.9%)
Lewis Group Ltd.	233,057	1,578,920

Telecommunications (2.0%)
MTN Group Ltd.	453,676	3,765,686

		14,316,263

TAIWAN (11.2%)
Banking (1.5%)
E.Sun Financial Holding Co., Ltd.	2,484,200	1,701,162
TA Chong Bank Ltd. (b)	3,527,748	1,004,613

		2,705,775

Building Products (1.0%)
Taiwan Cement Corp.	2,790,300	1,766,617

Chemicals (1.0%)
Taiwan Fertilizer Co., Ltd.	1,716,000	1,841,596

Computer (3.0%)
Compal Electronics, Inc.	3,309,693	3,282,424
Foxconn Technology Co., Ltd.	495,700	2,086,477

		5,368,901

Electronics (0.9%)
Au Optronics Corp.	1,257,310	1,638,788

Financial Services (1.3%)
Shin Kong Financial Holding Co., Ltd.	2,696,099	2,283,669

Metals (0.3%)
Waffer Technology Co., Ltd.	422,000	541,631

Semiconductors (2.1%)
Taiwan Semiconductor Manufacturing Co., Ltd.	960,400	1,548,916
United Microelectronics Corp. ADR	1,008,000	650,680
United Microelectronics Corp. ADR	459,837	1,655,413

		3,855,009

Steel (0.0%)
China Steel Corp.	47,150	42,204

Textiles (0.1%)
Far Eastern Textile Co., Ltd.	150,193	90,886

		20,135,076

THAILAND (3.3%)
Banking (1.0%)
Kasikornbank Public Co., Ltd.	1,072,200	1,760,599

Oil & Gas (1.0%)
Thai Oil Public Co., Ltd. (b)	965,900	1,774,706

Telecommunications (1.3%)
Shin Corporation Public Co., Ltd.	2,432,200	2,445,214

		5,980,519

TURKEY (2.4%)
Banking (1.4%)
Denizbank AS (b)	479,654	2,562,497

Financial Investments (1.0%)
Haci Omer Sabanci Holding AS	339,940	1,756,882

		4,319,379

UNITED KINGDOM (0.7%)
Metals & Mining (0.7%)
Anglo American PLC	44,300	1,332,155

Total Common Stocks		163,731,900

Participation Notes (4.7%)
INDIA (4.7%)
Automotive (0.8%)
Tata Motors Ltd., 0.00%	121,600	1,478,656

Banking (0.2%)
ICICI Bank Ltd., 0.00%, 03/30/07	7,762	106,262
ICICI Bank Ltd., 0.00%, 03/30/07	19,016	260,329

		366,591

Computer Service (0.9%)
Tata Consultancy Services Ltd., 0.00%	46,700	1,575,658

Oil & Gas (0.7%)
Oil and Natural Gas Corp. Ltd., 0.00% 10/31/05	52,458	1,266,861

Telecommunication Services (0.9%)
Bharti Televentures Ltd., 0.00% (b)	210,077	1,668,011

Tobacco (1.2%)
ITC Ltd., 0.00%, 04/07/30	703,500	2,187,885

Total Participation Notes		8,543,662

Rights (0.0%)
KOREA (0.0%)
Electric Utilities (0.0%)
Kumho Electric, Inc.	3,865	86,309

Total Rights		86,309

Warrants (0.1%)
INDIA (0.1%)
Automotive (0.0%)
Deutsche Tata Warrants, 08/20/07 (b)	1,500	50,523

Telecommunications (0.1%)
Deutsche Bharti Warrants, 04/27/07 (b)	6,800	53,849

Total Warrants		104,372

Cash Equivalents (5.3%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds in a joint trading account at 3.72%, Dated 09/30/05, due 10/03/05, repurchase price $9,576,015)	9,575,040	9,575,040

Total Cash Equivalents		9,575,040

Short-Term Securities Held as Collateral for Securities Lending (0.7%)
Pool of short-term securities for Gartmore Variable Insurance Trust – Notes to Statement of Investments (Securities Lending)	1,340,000	1,340,000

Total Short-Term Securities Held as Collateral for Securities Lending		1,340,000

Total Investments (Cost $148,853,179) (a) - 101.6%		183,381,283
Liabilities in excess of other assets - (1.6)%		(2,943,434)

NET ASSETS - 100.0%		$180,437,849

+	All or part of the security was on loan as of September 30, 2005.

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Long Contracts:
Hong Kong Dollar	10/03/05	$274,599	$274,640	$41
Hong Kong Dollar	10/04/05	$1,031,391	$1,031,406	$15
Hungarian Forint	10/04/05	$54,499	$54,283	$(216)
Israeli Shekel	10/03/05	$45,836	$45,819	$(17)
Thai Baht	10/04/05	$185,911	$185,938	$26
Turkish Lira	10/03/05	$131,033	$131,481	$448
South African Rand	10/06/05	$482,634	$484,731	$2,097

Total Long Contracts		$2,205,902	$2,208,297	$2,395

Gartmore Variable Insurance Trust

Gartmore GVIT International Growth Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.8%)
AUSTRALIA (4.0%)
Coal (2.7%)
Excel Coal Ltd.	77,867	$467,791
Felix Resources Ltd.	120,886	286,642

		754,433

Minerals (1.3%)
BHP Billiton Ltd.	21,273	362,717

		1,117,150

AUSTRIA (1.7%)
Oil & Gas (1.7%)
OMV AG	8,110	481,525

BRAZIL (1.2%)
Banking (1.2%)
Banco Bradesco S.A. ADR	7,000	342,440

CANADA (4.5%)
Mining (1.5%)
Inco Ltd.	8,830	418,101

Oil & Gas (3.0%)
Encana Corp.	6,848	399,791
Suncor Energy, Inc.	7,391	447,835

		847,626

		1,265,727

FINLAND (1.6%)
Oil & Gas (1.6%)
Neste Oil (b)	12,302	454,054

FRANCE (4.8%)
Banking (0.9%)
BNP Paribas SA	3,513	267,276

Diversified Operations (0.8%)
LVMH Moet Hennessy SA	2,630	217,058

Food-Diversified (1.3%)
Groupe Danone	3,440	372,489

Utilities (1.8%)
Suez SA	17,370	501,807

		1,358,630

GERMANY (2.6%)
Consumer Goods (1.2%)
Adidas-Salomon AG	1,980	345,733

Gas & Electric Utility (1.4%)
RWE AG	5,709	377,637

		723,370

HONG KONG (2.6%)
Real Estate (2.6%)
Cheung Kong (Holdings) Ltd.	40,000	453,116
Sun Hung Kai Properties Ltd.	27,000	280,525

		733,641

IRELAND (2.7%)
Airlines (1.2%)
Ryanair Holdings PLC ADR (b)	7,180	326,905

Beverages (1.5%)
C&C Group PLC	73,930	432,351

		759,256

ITALY (3.7%)
Banking (1.1%)
UniCredito Italiano SpA	52,730	297,558

Oil & Gas (1.7%)
ENI SPA	15,715	466,102

Utilities (0.9%)
Enel SPA	31,000	266,588

		1,030,248

JAPAN (23.9%)
Automotive (3.0%)
Suzuki Motor Corp.	22,800	423,623
Toyota Motor Corp.	9,300	429,203

		852,826

Conglomerates (1.5%)
Nippon Minings Holdings, Inc.	54,000	425,822

Electronic Components - Miscellaneous (1.3%)
Nippon Electric Glass Co. Ltd.	20,000	363,016

Financial Services (10.6%)
Credit Saison Co. Ltd.	10,400	459,170
Matsui Securities Co. Ltd.	46,600	568,879
Mitsubishi UFJ Financial Group, Inc.	72	948,354
Orix Corp.	2,800	507,564
Sumitomo Mitsui Financial Group, Inc.	55	520,797

		3,004,764

Import/Export (1.7%)
Mitsubishi Corp.	24,300	480,924

Real Estate (1.8%)
Mitsui Fudosan Co. Ltd.	34,000	513,572

Textile Products (1.3%)
Toray Industries, Inc.	67,000	357,795

Tobacco (1.2%)
JAPAN TOBACCO, INC.	21	331,652

Transportation (1.5%)
Nippon Yusen Kabushiki Kaisha	63,000	423,579

		6,753,950

KOREA (5.4%)
Banking (1.4%)
Kookmin Bank ADR	6,790	402,308

Electronics (4.0%)
Hynix Semiconductor, Inc. (b)	20,500	454,980
Samsung Electronics Co. Ltd. GDR	2,400	680,400

		1,135,380

		1,537,688

NETHERLANDS (1.9%)
Banking (0.9%)
ABN AMRO Holding NV	11,130	266,654

Food (1.0%)
Koninlijke Numico NV (b)	6,433	281,650

		548,304

NORWAY (3.4%)
Chemicals (0.9%)
Yara International ASA	13,400	242,668

Oil & Gas (2.5%)
Statoil ASA	17,090	422,016
Stolt Offshore SA (b)	25,707	299,085

		721,101

		963,769

SOUTH AFRICA (1.5%)
Oil & Gas (1.5%)
Sasol Ltd.	10,970	425,022

SPAIN (2.0%)
Construction & Engineering (2.0%)
Abengoa SA	16,160	284,248
Acciona SA	2,560	293,415

		577,663

SWEDEN (3.3%)
Banking (1.5%)
Skandiaviska Enskilda Banken AB, Series A	22,900	420,076

Telecommunications (1.8%)
LM Ericsson, Class B	135,530	498,582

		918,658

SWITZERLAND (6.3%)
Banking (1.9%)
UBS AG	6,419	547,276

Chemicals (0.9%)
Syngenta AG	2,517	264,213

Pharmaceuticals (2.1%)
Novartis AG	11,030	561,130

Retail (1.4%)
Compagnie Financiere Richemont AG	10,142	403,041

		1,775,660

UNITED KINGDOM (19.7%)
Aerospace & Defense (3.9%)
BAE Systems PLC	86,530	524,986
Rolls-Royce Group PLC (b)	83,530	551,002

		1,075,988

Cellular Telecommunications (1.1%)
Virgin Mobile Holdings PLC	61,850	321,893

Food & Household Products (1.6%)
Cadbury Schweppes PLC	26,690	269,503
Enodis PLC (b)	83,343	189,407

		458,910

Metals (1.1%)
Vedanta Resources PLC	30,180	319,343

Mining (2.0%)
BHP Billiton PLC	17,040	275,328
Rio Tinto PLC	7,383	302,521

		577,849

Oil & Gas (1.7%)
BP PLC	41,391	488,700

Telecommunications (1.9%)
O2 PLC	189,730	527,976

Transportation (1.8%)
BAA PLC	25,460	280,453
British Airways PLC (b)	45,920	237,333

		517,786

Utilities (3.1%)
AWG PLC	15,850	274,768
Scottish Power PLC	57,510	579,197

		853,965

Water & Sewerage Services (1.5%)
Pennon Group PLC	21,920	412,541

		5,554,951

Total Common Stocks		27,321,706

Cash Equivalents (2.2%)
Investments in repurchase agreements (Collateralized by U.S. Agencies and U.S. Agency Mortgages, in a joint trading account at 3.72%, dated 09/30/05, due 10/03/05, repurchase price $624,849)	$624,655	624,655

Total Cash Equivalents		624,655

Total Investments (Cost $24,671,166) (a) - 99.0%		27,946,361
Other assets in excess of liabilities - 1.0%		273,214

NET ASSETS - 100.0%		$28,219,575

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

At September 30, 2005, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	10/03/05	$756,256	$757,243	$(987)
British Pound	10/03/05	110,369	110,338	31
Hong Kong	10/03/05	72,278	72,289	(11)
British Pound	10/04/05	99,550	99,775	(225)

Total Short
Contracts		$1,038,453	$1,039,645	$(1,192)

Long Contracts:
Swedish Krone	10/03/05	$71,321	$71,865	$(544)

Total Long
Contracts		$71,321	$71,865	$(544)

Gartmore Variable Insurance Trust

Dreyfus GVIT International Value Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.8%)
AUSTRALIA (1.7%)
Banking (1.0%)
National Australia Bank Ltd.	84,004	$2,114,738

Containers (0.7%)
Amcor Ltd.	319,896	1,631,798

		3,746,536

BRAZIL (1.2%)
Oil & Gas (0.6%)
Petroleo Brasileiro SA ADR	20,970	1,499,145

Telecommunications (0.6%)
Telecomunicacoes Brasileiras SA ADR	37,611	1,218,973

		2,718,118

FINLAND (1.6%)
Paper Products (1.2%)
M-Real Oyj B Shares	246,100	1,336,475
UPM-Kymmene Oyj	60,939	1,220,628

		2,557,103

Telecommunications (0.4%)
Nokia Oyj	34,300	577,978
Nokia Oyj ADR	21,626	365,696

		943,674

		3,500,777

FRANCE (9.2%)
Audio & Video Products (0.4%)
Thomson	37,290	777,041

Auto Parts & Equipment (0.9%)
Valeo SA +	45,711	1,902,697

Banking (2.0%)
Banque Nationale de Paris SA	32,020	2,436,146
Credit Agricole SA +	73,460	2,156,182

		4,592,328

Food & Beverages (1.4%)
Carrefour SA	68,780	3,174,410

Machinery (0.5%)
Schneider Electric SA	13,710	1,082,631

Medical (0.9%)
Sanofi-Synthelabo SA	24,600	2,037,044

Oil & Gas (1.8%)
TotalFinaElf SA	11,610	3,160,055
TotalFinaElf SA ADR	5,541	752,579

		3,912,634

Telecommunications (1.3%)
France Telecom SA	97,240	2,797,115

		20,275,900

GERMANY (8.4%)
Airlines (0.7%)
Deutsche Lufthansa AG	117,182	1,556,248

Automotive (0.8%)
Volkswagen AG	28,880	1,781,521

Banking (1.5%)
Deutsche Bank AG	27,515	2,575,260
Deutsche Postbank AG	15,960	872,800

		3,448,060

Electric & Gas (0.8%)
E.On AG	19,027	1,753,420

Insurance (1.3%)
Allianz AG	13,160	1,777,614
Hannover Rueckversicherung AG	28,520	985,837

		2,763,451

Print Trade Machinery (0.4%)
Heidelberger Druckmaschinen AG	27,300	934,181

Retail (0.1%)
KarstadtQuelle AG (b)	14,604	197,996

Semiconductors (0.7%)
Infineon Technologies AG (b)	145,100	1,431,587

Telecommunications (0.8%)
Deutsche Telecom AG	101,940	1,857,449

Transportation (1.2%)
Deutsche Post AG	111,390	2,609,547

Wholesale Distribution (0.1%)
Medion AG	15,200	237,767

		18,571,227

HONG KONG (0.9%)
Banking (0.8%)
Bank of East Asia Ltd.	555,809	1,628,533

Diversified Operations (0.1%)
Citic Pacific Ltd.	103,000	288,591

		1,917,124

IRELAND (1.4%)
Banking (1.4%)
Bank of Ireland	193,555	3,044,593

ITALY (3.8%)
Aerospace & Defense (0.4%)
Finmeccanica SpA	39,834	791,492

Apparel (0.4%)
Benetton Group SpA	85,280	912,601

Banking (1.7%)
Banche Popolari Unite Scrl	21,630	439,372
Banco Popolare di Verona e Novara Scrl	43,160	814,933
UniCredito Italiano SpA	481,460	2,716,899

		3,971,204

Oil & Gas (1.3%)
Eni SpA	93,460	2,771,994

		8,447,291

JAPAN (25.8%)
Advertising (0.6%)
Dentsu, Inc.	462	1,315,947

Appliances (0.7%)
Rinnai Corp.	62,600	1,440,055

Automotive (1.4%)
Fuji Heavy Industries Ltd.	346,100	1,569,449
Toyoda Gosei	75,300	1,437,628

		3,007,077

Banking (3.6%)
Mitsubishi Tokyo Financial Group, Inc.	171	2,239,281
Sumitomo Mitsui Financial Group, Inc.	449	4,251,596
The 77 Bank Ltd.	233,700	1,725,151

		8,216,028

Building & Construction (1.5%)
JS Group Corp.	76,600	1,306,186
Sekisui House Ltd.	153,900	1,895,751

		3,201,937

Chemicals (1.9%)
Shin-Etsu Chemical Co. Ltd.	52,700	2,309,909
Sumitomo Bakelite Co. Ltd.	121,200	834,319
Sumitomo Chemical Co. Ltd.	155,500	963,912

		4,108,140

Computers (0.3%)
TDK Corp.	9,700	695,770

Cosmetics & Toiletries (0.9%)
Kao Corp.	77,200	1,909,127

Drugstores (0.3%)
Matsumotokiyoshi Co. Ltd.	18,000	585,910

Electronic Components (1.7%)
Mabuchi Motor Co. Ltd.	35,200	1,738,818
Minebea Co. Ltd.	295,000	1,220,435
Murata Manufacturing Co. Ltd.	15,600	875,984

		3,835,237

Electronics (2.1%)
Alps Electric Co. Ltd.	49,300	806,462
Funai Electric Co. Ltd.	17,200	1,530,508
Rohm Co. Ltd.	27,100	2,361,894

		4,698,864

Finance (0.8%)
Orix Corp.	9,200	1,667,711

Financial Services (1.3%)
Credit Saison Co.	6,200	273,736
Takefuji Corp.	32,080	2,509,956

		2,783,692

Office Automation & Equipment (1.1%)
Canon, Inc.	44,100	2,393,676

Oil Comp-Intergrated (0.9%)
Nissan Motor Co. Ltd.	171,100	1,968,032

Pharmaceuticals (0.7%)
Astellas Pharma, Inc.	30,200	1,141,230
Takeda Chemical Industries Ltd.	6,910	413,754

		1,554,984

Photographic Products (0.8%)
Fuji Photo Film Co. Ltd.	51,400	1,699,584

Restaurants (0.6%)
Skylark Co. Ltd.	91,400	1,348,908

Retail (1.0%)
Aeon Co. Ltd.	113,100	2,275,929

Security Services (0.3%)
Sohgo Security Services Co. Ltd.	42,394	621,139

Telecommunications (1.3%)
KDDI Corp.	489	2,775,872

Textile Products (0.5%)
Kuraray Co. Ltd.	133,600	1,188,841

Transportation (1.5%)
East Japan Railway Co.	71	405,992
Nippon Express Co. Ltd.	601,600	2,979,368

		3,385,360

		56,677,820

KOREA (1.6%)
Telecommunications (1.1%)
KT Corp. SP ADR	56,600	1,273,500
SK Telecom Co., Ltd. ADR	60,330	1,317,607

		2,591,107

Utilities (0.5%)
Korea Electric Power Corp. ADR	56,800	1,005,928

		3,597,035

MEXICO (1.3%)
Food & Beverages (0.6%)
Coca-Cola Femsa SA de CV ADR	49,600	1,324,816

Telecommunications (0.7%)
Telefonos de Mexico SA de CV ADR	72,232	1,536,375

		2,861,191

NETHERLANDS (6.2%)
Banking (1.7%)
ABN AMRO Holding NV	69,217	1,658,312
Fortis NV	71,620	2,072,526

		3,730,838

Electronics (1.2%)
Koninklijke (Royal) Philips Electronics NV	78,750	2,100,415
Koninklijke (Royal) Philips Electronics NV ADR	17,050	454,894

		2,555,309

Food & Beverages (1.1%)
Heineken NV	75,221	2,420,023

Insurance (1.0%)
Aegon NV	142,521	2,119,971

Printing & Publishing (0.7%)
Wolters Kluwer NV	86,870	1,615,077

Publishing (0.5%)
VNU NV	38,260	1,202,980

		13,644,198

PORTUGAL (0.7%)
Utilities (0.7%)
Electricidade de Portugal SA	561,780	1,567,558

SINGAPORE (1.8%)
Banking (1.8%)
DBS Group Holdings Ltd.	249,640	2,336,892
United Overseas Bank Ltd.	182,200	1,521,569

		3,858,461

SOUTH AFRICA (0.6%)
Banking (0.6%)
Nedcor Ltd.	88,120	1,280,159

SPAIN (2.3%)
Banking (0.4%)
Banco de Sabadell SA	31,810	813,956

Oil & Gas (1.2%)
Repsol YPF SA	42,600	1,376,042
Repsol YPF SA ADR	39,870	1,288,200

		2,664,242

Utilities (0.7%)
Endesa SA	56,336	1,507,970

		4,986,168

SWEDEN (1.0%)
Paper & Related Products (1.0%)
Svenska Cellusoa AB	63,810	2,237,999

SWITZERLAND (6.7%)
Banking (1.2%)
United Bank of Switzerland AG	30,690	2,616,589

Chemicals (1.8%)
Ciba Specialty Chemicals AG	40,468	2,387,733
Clariant AG (b)	60,620	872,897
Lonza Group AG	9,490	560,889

		3,821,519

Food & Beverages (1.2%)
Nestle SA	9,120	2,679,320

Insurance (1.1%)
Swiss Re	36,860	2,423,510

Pharmaceuticals (1.4%)
Novartis AG	61,030	3,104,783

		14,645,721

TAIWAN (0.5%)
Semiconductor Components (0.5%)
United Microelectronics Corp. ADR	334,026	1,202,495

UNITED KINGDOM (19.1%)
Aerospace & Defense (0.3%)
British Aerospace PLC	124,436	754,966

Airport (0.7%)
BAA PLC	142,403	1,568,629

Auto Parts & Equipment (0.7%)
GKN PLC	285,730	1,487,383

Banking (3.7%)
Barclays PLC	230,222	2,325,152
HSBC Holdings PLC	127,858	2,069,695
Royal Bank of Scotland Group PLC	126,806	3,601,687

		7,996,534

Chemicals (0.0%)
BOC Group PLC	1,470	29,937

Food & Beverages (1.5%)
Diageo PLC	149,262	2,147,662
Sainsbury (J) PLC	236,551	1,169,645

		3,317,307

Food & Household Products (1.1%)
Unilever PLC	234,210	2,449,521

Metal & Glass Containers (0.4%)
Rexam PLC	98,326	892,826

Mining (1.2%)
Anglo American PLC	91,614	2,734,414

Oil & Gas (3.6%)
BP PLC	255,190	3,013,005
Centrica PLC	494,630	2,150,264
Royal Dutch Shell PLC - A Shares	80,463	2,656,154

		7,819,423

Pharmaceuticals (1.7%)
GlaxoSmithKline PLC	148,607	3,790,420

Retail (1.6%)
Boots Group PLC	196,464	2,113,521
Marks & Spencer Group PLC	216,976	1,436,780

		3,550,301

Telecommunications (2.6%)
BT Group PLC	462,256	1,813,008
Vodafone Group PLC	1,487,968	3,870,818

		5,683,826

		42,075,487

Total Common Stocks		210,855,858

Cash Equivalents (2.5%)
Investments in repurchase agreements (collateralized by AA corporate bonds in a joint trading account at 3.72%, dated 9/30/05, due 10/3/05, repurchase price $5,441,069)	5,440,515	5,440,515

Total Cash Equivalents		5,440,515

Short-Term Securities Held as Collateral for Securities Lending (12.2%)
Pool of short-term securities for Gartmore Variable Insurance Trust – Notes to Statement of Investment (Securities Lending)	26,747,449	$26,747,449

Total Short Term Securities Held as Collateral for Securities Lending		26,747,449

Total Investments (Cost $221,166,482) (a) - 110.5%		243,043,822
Liabilities in excess of other assets - (10.5)%		(23,013,443)

NET ASSETS - 100.0%		$220,030,379

+	All or part of the security was on loan as of September 30, 2005.

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Represents non-income producing securities.

Gartmore Variable Insurance Trust

Gartmore GVIT Investor Destinations Aggressive Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares	Value
Mutual Funds (100.0%)
Equity Funds (95.0%)
Gartmore International Index Fund, Institutional Class (b)	17,812,371	$159,242,599
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	5,341,335	80,600,742
Gartmore S&P 500 Index Fund, Institutional Class (b)	15,135,465	160,284,573
Gartmore Small Cap Index Fund, Institutional Class (b)	4,329,095	53,637,485
JP Morgan Equity Index Fund	1,902,272	53,206,535

		506,971,934

Fixed Income Funds (5.0%)
Gartmore Bond Index Fund, Institutional Class (b)	2,446,276	26,615,481

Total Mutual Funds		533,587,415

Total Investments (Cost $485,898,728) (a) - 100.0%		533,587,415
Liabilities in excess of other assets - 0.0%		(131,555)

NET ASSETS - 100.0%		$533,455,860

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

Gartmore Variable Insurance Trust

Gartmore GVIT Investor Destinations Moderately Aggressive Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (97.5%)
Equity Funds (80.0%)
Gartmore International Index Fund, Institutional Class (b)	30,158,237	$269,614,636
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	10,852,137	163,758,743
Gartmore S&P 500 Index Fund, Institutional Class (b)	25,625,950	271,378,808
Gartmore Small Cap Index Fund, Institutional Class (b)	4,397,770	54,488,376
JP Morgan Equity Index Fund	3,864,897	108,101,178

		867,341,741

Fixed Income Funds (17.5%)
Gartmore Bond Index Fund, Institutional Class (b)	14,910,498	162,226,214
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	2,979,369	27,082,461

		189,308,675

Total Mutual Funds		1,056,650,416

Fixed Contract (2.5%)
Fixed Income Funds (2.5%)
Nationwide Fixed Contract, 3.50% (b) (c)	27,114,760	27,114,760

Total Fixed Contract		27,114,760

Total Investments (Cost $982,689,859) (a) - 100.0%		1,083,765,176
Other assets in excess of liabilities - 0.0%		178,529

NET ASSETS - 100.0%		$1,083,943,705

(a)	See notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees in accordance with rule 144A under the Securities Act of 1933, as amended.

Gartmore Variable Insurance Trust

Gartmore GVIT Investor Destinations Moderate Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (92.4%)
Equity Funds (60.0%)
Gartmore International Index Fund, Institutional Class (b)	24,023,888	$214,773,560
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	9,605,281	144,943,698
Gartmore S&P 500 Index Fund, Institutional Class (b)	40,826,986	432,357,777
Gartmore Small Cap Index Fund, Institutional Class (b)	5,838,734	72,341,909

		864,416,944

Fixed Income Funds (32.4%)
Gartmore Bond Index Fund, Institutional Class (b)	32,993,394	358,968,122
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	11,866,745	107,868,710

		466,836,832

Total Mutual Funds		1,331,253,776

Fixed Contract (7.5%)
Fixed Income Funds (7.5%)
Nationwide Fixed Contract, 3.50% (b) (c)	107,997,460	107,997,460

Total Fixed Contract		107,997,460

Total Investments (Cost $1,308,953,796) (a) - 99.9%		1,439,251,236
Other assets in excess of liabilities - 0.1%		910,652

NET ASSETS - 100.0%		$1,440,161,888

(a)	See notes to Statement of Investment for unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees in accordance with rule 144A under the Securities Act of 1933, as amended.

Gartmore Variable Insurance Trust

Gartmore GVIT Investor Destinations Moderately Conservative Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (87.4%)
Equity Funds (40.0%)
Gartmore International Index Fund, Institutional Class (b)	5,669,481	$50,685,164
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	3,400,176	51,308,656
Gartmore S&P 500 Index Fund, Institutional Class (b)	9,634,903	102,033,627

		204,027,447

Fixed Income Funds (47.4%)
Gartmore Bond Index Fund, Institutional Class (b)	16,351,076	177,899,703
Gartmore Morley Enhanced Income	7,001,187	63,640,786

Fund, Institutional Class (b)		241,540,489

Total Mutual Funds		445,567,936

Fixed Contract (12.5%)
Fixed Income Funds (12.5%)
Nationwide Fixed Contract, 3.50% (b) (c)	63,716,818	63,716,818

Total Fixed Contract		63,716,818

Total Investments (Cost $476,434,888) (a) - 99.9%		509,284,754
Other assets in excess of liabilities - 0.1%		577,655

NET ASSETS - 100.0%		$509,862,409

(a)	See notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees in accordance with rule 144A under the Securities Act of 1933, as amended.

Gartmore Variable Insurance Trust

Gartmore GVIT Investor Destinations Conservative Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (79.9%)
Equity Funds (20.0%)
Gartmore International Index Fund, Institutional Class (b)	1,567,415	$14,012,691
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	940,031	14,185,065
Gartmore S&P 500 Index Fund, Institutional Class (b)	2,663,717	28,208,760

		56,406,516

Fixed Income Funds (54.9%)
Gartmore Bond Index Fund, Institutional Class (b)	9,041,011	98,366,200
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	6,193,873	56,302,308

		154,668,508

Money Market Fund (5.0%)
Gartmore Money Market Fund, Institutional Class (b)	14,091,062	14,091,062

Total Mutual Funds		225,166,086

Fixed Contract (20.0%)
Fixed Income Funds (20.0%)
Nationwide Fixed Contract, 3.50% (b) (c)	56,369,615	56,369,615

Total Fixed Contract		56,369,615

Total Investments (Cost $275,289,701) (a) - 99.9%		281,535,701
Other assets in excess of liabilities - 0.1%		420,940

NET ASSETS - 100.0%		$281,956,641

(a)	See notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees in accordance with rule 144A under the Securities Act of 1933, as amended.

Gartmore Variable Insurance Trust

Gartmore GVIT U.S. Growth Leaders Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (97.7%)
Aerospace/Defense (3.0%)
Boeing Co. (The)	26,500	$1,800,675

Business Services (6.4%)
Monster Worldwide, Inc. (b) +	69,850	2,145,094
Resources Connection, Inc. (b) +	56,040	1,660,465

		3,805,559
Chemicals (2.7%)
Praxair, Inc.	34,560	1,656,461

Computer Software & Services (13.0%)
AutoDesk, Inc.	40,620	1,886,393
Business Objects S.A. ADR (b)	51,380	1,785,969
Google, Inc. (b)	6,230	1,971,545
McAfee, Inc. (b) +	68,500	2,152,269

		7,796,176

Financial Services (6.8%)
Goldman Sachs Group, Inc.	16,450	1,999,991
T. Rowe Price Group, Inc.	32,140	2,098,742

		4,098,733

Healthcare (11.7%)
Medco Health Solutions, Inc. (b)	32,590	1,786,910
St. Jude Medical, Inc. (b)	38,640	1,808,352
UnitedHealth Group, Inc.	61,090	3,433,258

		7,028,520

Hotels & Motels (3.0%)
Starwood Hotels & Resorts Worldwide	31,910	1,824,295

Manufacturing (5.0%)
Danaher Corp. +	33,600	1,808,688
Nucor Corp.	20,560	1,212,834

		3,021,522

Oil & Gas (6.5%)
Burlington Resources, Inc.	21,770	1,770,336
Halliburton Co.	30,760	2,107,675

		3,878,011

Pharmaceuticals (7.8%)
Amgen, Inc. (b)	43,420	3,459,272
Sepracor, Inc. (b)	20,090	1,185,109

		4,644,381

Restaurants (3.0%)
Brinker International, Inc. (b)	47,510	1,784,476

Retail (9.9%)
CVS Corp.	61,560	1,785,856
Home Depot, Inc. (The)	53,510	2,040,871
Kohl’s Corp. (b)	41,770	2,096,019

		5,922,746

Semiconductors (6.7%)
Broadcom Corp. (b)	39,320	1,844,501
National Semiconductor Corp.	81,620	2,146,606

		3,991,107

Telecommunications (12.2%)
Comverse Technology, Inc. (b)	68,430	1,797,656
Corning, Inc. (b)	111,360	2,152,589
QUALCOMM, Inc.	74,680	3,341,930

		7,292,175

Total Common Stocks		58,544,837

CASH EQUIVALENTS (3.9%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies, in a joint trading account at 3.72%, dated 09/30/05, due 10/03/05, repurchase price $2,327,698)	$2,326,976	2,326,976

Total Cash Equivalents		2,326,976

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (6.2%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds - Notes to Statement of Investments (Securities Lending)	3,688,650	3,688,650

Total Short-Term Securities Held as Collateral for Securities Lending		3,688,650

Total Investments (Cost $61,794,127) (a) - 107.8%		64,560,463
Liabilities in excess of other assets - (7.8)%		(4,655,840)

NET ASSETS - 100.0%		$59,904,623

+	All or part of the security was on loan as of September 30, 2005.

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

FR	France

Gartmore Variable Insurance Trust

Gartmore GVIT Global Utilities Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.1%)
AUSTRIA (0.6%)
Telecommunications (0.6%)
Telekom Austria AG (c)	14,070	$280,252

BELGIUM (0.3%)
Electric Utility (0.2%)
Elia System Operator SA/NV (b)	2,630	99,650

Telecommunications (0.1%)
Mobistar SA (c)	780	64,139

		163,789

BRAZIL (1.4%)
Electric Utility (1.4%)
Companhia Energetica de Minas Gerais-CEMIG-PRF (c)	17,590,000	666,916

CANADA (0.8%)
Oil & Gas Utility (0.8%)
Suncor Energy, Inc.	6,500	393,848

DENMARK (0.6%)
Telecommunications (0.6%)
TDC (c)	5,290	284,641

FINLAND (2.1%)
Oil & Gas Utility (2.1%)
Fortum Oyj (c)	49,385	989,041

FRANCE (7.6%)
Building & Construction (0.6%)
Bouygues SA (c)	6,220	289,001

Gas Utility (0.2%)
Gaz de France (GDF) (b) (c)	3,037	101,531

Telecommunications (4.3%)
France Telecom SA (c)	71,292	2,050,720

Water Utility (2.5%)
Suez SA (c)	41,490	1,198,618

		3,639,870

GERMANY (6.0%)
Gas & Electric Utility (4.5%)
E. ON AG (c)	12,900	1,188,790
Rwe AG (c)	14,612	966,550

		2,155,340

Telecommunications (1.5%)
Deutsche Telekom AG (c)	40,047	729,697

		2,885,037

GREECE (0.7%)
Telecommunications (0.7%)
Hellenic Telecommunications Organization SA OTE (b) (c)	9,001	180,088

Tim Hellas Telecommunications SA ADR	6,766	130,922

		311,010

HONG KONG (2.5%)
Electric Utility (0.2%)
CLP Holdings Ltd. (c)	12,000	71,648

Telecommunications (2.3%)
China Mobile ( Hong Kong ) Ltd. - SP ADR	19,920	490,829
Hutchison Telecommunications International Ltd. (b)	434,000	629,718

		1,120,547

		1,192,195

ITALY (1.4%)
Electric Utility (1.2%)
Enel SpA (c)	65,610	564,222

Oil & Gas (0.2%)
Snam Rete Gas SpA (c)	14,295	83,440

Telecommunications (0.0%)
Telecom Italia SpA (c)	7,218	23,464

		671,126

JAPAN (7.8%)
Electric Utility (2.0%)
Chubu Electric Power Co., Inc. (c)	8,300	202,799
Kansai Electric Power Co., Inc. (c)	7,100	156,979
Kyushu Electric Power Co., Inc. (c)	5,800	129,350
Tohoku Electric Power Co., Inc. (c)	5,400	120,315
Tokyo Electric Power Co., Inc. (c)	13,500	342,055

		951,498

Gas Utility (0.5%)
Osaka Gas Co. Ltd. (c)	33,000	115,488
Tokyo Gas Co. Ltd. (c)	25,000	101,712

		217,200

Telecommunications (5.3%)
KDDI Corp. (c)	129	732,285
Nippon Telegraph & Telephone Corp. (c)	157	778,905
NTT DoCoMo, Inc. (c)	570	1,020,978

		2,532,168

		3,700,866

MEXICO (1.4%)
Telecommunications (1.4%)
America Movil S.A. de C.V. (c)	25,290	665,633

NORWAY (0.5%)
Oil & Gas Utility (0.5%)
Stolt Offshore SA (b) (c)	21,430	249,325

RUSSIA (2.4%)
Telecommunications (2.4%)
Ao VimpelCom- SP ADR (b)	14,930	663,489
Mobile TeleSystems - SP ADR	11,800	480,024

		1,143,513

SOUTH AFRICA (2.2%)
Oil & Gas Utility (0.7%)
Sasol Ltd. (c)	8,360	323,900

Telecommunications (1.5%)
Telkom South Africa Ltd. (c)	36,740	729,370

		1,053,270

SPAIN (5.3%)
Electric Utility (1.6%)
Iberdrola SA (c)	27,520	768,928

Gas & Electric Utility (2.8%)
Endesa SA (c)	30,940	828,184
Union Fenosa SA (c)	15,454	510,879

		1,339,063

Telecommunications (0.9%)
Telefonica SA (c)	26,122	428,559

		2,536,550

UNITED KINGDOM (20.4%)
Electric Utility (6.0%)
International Power PLC (c)	213,260	936,427
Scottish & Southern Energy PLC (c)	25,692	466,946
Scottish Power PLC (c)	145,262	1,462,966

		2,866,339

Gas & Electric Utility (1.9%)
Centrica PLC (c)	104,030	452,241
National Grid PLC (c)	49,995	469,310

		921,551

Telecommunications (8.3%)
O2 PLC (c)	250,170	696,167
Virgin Mobile Holdings (UK) PLC (c)	82,700	430,405
Vodafone Group PLC (c)	1,084,980	2,822,480

		3,949,052

Water Utility (4.2%)
AWG PLC (c)	40,051	694,305
Northumbrian Water Group PLC (c)	143,598	631,066
Pennon Group PLC (c)	36,699	690,686

		2,016,057

		9,752,999

UNITED STATES (35.1%)
Electric Utility (7.3%)
Allegheny Energy, Inc. (b)	2,950	90,624
Dominion Resources, Inc.	14,123	1,216,555
Dpl, Inc.	16,460	457,588
Edison International	19,756	934,064
PPL Corp.	23,834	770,553

		3,469,384

Gas & Electric Utility (8.6%)
Centerpoint Energy, Inc.	8,000	118,960
Duke Energy Corp.	2,257	65,837
Exelon Corp.	16,965	906,610
FirstEnergy Corp.	11,570	603,028
PG&E Corp.	18,580	729,265
TXU Corp.	14,045	1,585,399
Wisconsin Energy Corp.	2,910	116,167

		4,125,266

Oil & Gas Utility (9.2%)
Burlington Resources, Inc.	3,540	287,873
Cimarex Energy Co. (b)	22,360	1,013,579
ConocoPhillips	17,426	1,218,251
EOG Resources, Inc.	12,449	932,430
The Williams Companies., Inc.	37,900	949,395

		4,401,528

Telecommunications (10.0%)
BellSouth Corp.	17,764	467,193
NII Holdings, Inc. (b)	6,940	586,083
SBC Communications, Inc.	19,753	473,479

Sprint Nextel Corp.	96,221	2,288,137
Verizon Communications, Inc.	27,740	906,821

		4,721,713

		16,717,891

Total Common Stocks		47,297,772

Total Investments (Cost $43,556,368) (a) - 99.1%		47,297,772
Other assets in excess of liabilities - 0.9%		448,682

NET ASSETS - 100.0%		$47,746,454

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Value Security

ADR	– American Depositary Receipt

At September 30, 2005, the Fund’s open forward currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
Euro	10/04/05	(47,130)	(47,161)	(31)
Euro	10/04/05	(54,843)	(54,829)	14
British Pound	10/04/05	(1,208,280)	(1,211,006)	(2,726)

Total Short Contracts		(1,310,253)	(1,312,996)	(2,743)

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
South African Rand	10/06/05	729,011	732,351	3,340

Total Long Contracts		729,011	731,351	3,340

Gartmore Variable Insurance Trust

Gartmore GVIT Global Financial Services Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (100.5%)
AUSTRALIA (3.7%)
Banking (2.7%)
Australia & New Zealand Banking Group Ltd. (c)	15,020	$274,948
National Australia Bank Ltd. (c)	9,180	231,099

		506,047

Financial Services (1.0%)
Australian Stock Exchange Ltd. (c)	8,900	183,990

		690,037

BELGIUM (1.3%)
Financial Services (1.3%)
Fortis NV (c)	8,300	240,184

CANADA (2.1%)
Financial Services (2.1%)
Manulife Financial Corp.	7,470	398,503

FRANCE (3.6%)
Banking (2.9%)
BNP Paribas SA (c)	7,070	537,899

Insurance (0.7%)
Axa (c)	5,050	138,913

		676,812

GERMANY (3.7%)
Financial Services (3.7%)
Deutsche Bank AG (c)	4,420	413,689
Hypo Real Estate Holding AG (c)	5,690	288,764

		702,453

HONG KONG (1.1%)
Financial Services (1.1%)
Hang Lung Group Ltd. (c)	110,360	212,909

INDIA (0.7%)
Banking (0.7%)
HDFC Bank Ltd.	2,860	146,432

IRELAND (2.0%)
Banking (2.0%)
Bank of Ireland (c)	23,450	368,865

ITALY (1.6%)
Banking (1.6%)
UniCredito Italiano SpA (c)	52,050	293,720

JAPAN (11.0%)
Banking (1.6%)
Mitsubishi Tokyo Financial Group, Inc.	11,800	153,754
Sumitomo Trust & Banking (c)	17,000	140,653

		294,407

Financial Services (9.4%)
Mitsubishi Tokyo Financial Group, Inc. (c)	49	641,665
Mizuho Financial Group, Inc. (c)	80	511,541
Orix Corp. (c)	2,200	398,800
Sumitomo Mitsui Financial Group, Inc. (c)	23	217,788

		1,769,794

		2,064,201

NETHERLANDS (3.1%)
Financial Services (0.9%)
ABN Amro Holding NV (c)	6,860	164,353

Insurance (2.2%)
ING Groep NV (c)	13,920	414,882

		579,235

SPAIN (2.3%)
Banking (2.3%)
Banco Bilbao Vizcaya Argentaria SA (c)	25,000	438,713

SWEDEN (1.0%)
Banking (1.0%)
Skandinaviska Enskilda Banken AB (c)	9,960	182,706

SWITZERLAND (3.9%)
Financial Services (3.9%)
UBS AG (c)	8,630	735,782

UNITED KINGDOM (8.6%)
Banking (7.6%)
HBOS PLC (c)	22,800	343,754
HSBC Holdings PLC (c)	34,540	559,114
Lloyds TSB Group PLC (c)	22,390	184,259
Royal Bank of Scotland Group PLC (c)	12,140	344,814

		1,431,941

Insurance (1.0%)
Royal & Sun Alliance Insurance Group PLC (c)	106,148	181,726

		1,613,667

UNITED STATES (50.8%)
Banking (12.0%)
Bank Of America Corp.	14,960	629,816
Centerstate Banks of Florida, Inc.	2,320	80,040
Colonial BancGroup, Inc.	14,880	333,312
Compass Bancshares, Inc.	5,000	229,150
Hudson City Bancorp, Inc.	34,200	406,980
SunTrust Banks, Inc.	2,100	145,845
U.S. Bancorp	10,630	298,490
Wachovia Corp.	2,600	123,734

		2,247,367

Financial Services (24.5%)
American Express Co.	7,550	433,672
Capital One Financial Corp.	1,360	108,147
Chicago Mercantile Exchange	260	87,698
Citigroup, Inc.	15,570	708,746
E*TRADE Financial Corp. (b)	17,090	300,784
Federated Investors, Inc.	5,610	186,420
Global Cash Access, Inc. (b)	10,500	148,050
Goldman Sachs Group, Inc.	5,730	696,653
Greenhill & Co., Inc.	4,340	180,935
Host Marriott Corp.	6,830	115,427
Investors Financial Services Corp.	1,720	56,588

J.P. Morgan Chase & Co.	4,020	136,399
Knight Trading Group, Inc. (b)	10,900	90,579
Legg Mason, Inc.	2,190	240,221
Lehman Brothers Holding, Inc.	2,820	328,474
MBNA Corp.	6,200	152,768
Mellon Financial Corp.	7,940	253,842
Merrill Lynch & Co., Inc.	3,090	189,572
Refco Inc. (b)	6,090	172,164

		4,587,139

Insurance (13.2%)
AFLAC, Inc.	7,560	342,468
Allstate Corp.	1,700	93,993
American International Group, Inc.	6,370	394,685
Aspen Insurance Holdings Ltd.	12,320	364,056
Endurance Specialty Holdings Ltd.	4,300	146,673
Genworth Financial, Inc. Class A	8,400	270,816
Marsh & McLennan Cos., Inc.	5,500	167,145
Max Re Capital Ltd.	5,780	143,286
PartnerRe Ltd.	2,940	188,307
Safeco Corp.	2,450	130,781
St. Paul Travelers Cos.	5,300	237,811

		2,480,021

Real Estate Investment Trusts (1.1%)
ProLogis	4,850	214,904

		9,529,431

Total Common Stocks		18,873,650

Total Investments (Cost $17,216,370) (a) - 100.5%		18,873,650
Liabilities in excess of other assets - (0.5)%		(97,435)

NET ASSETS - 100.0%		$18,776,215

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security

At September 30, 2005, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contract:
Euro	10/03/05	$71,179	$71,197	$(18)

Total Short Contracts		$71,179	$71,197	$(18)

Gartmore Variable Insurance Trust

Gartmore GVIT Developing Markets Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (90.2%)
ARGENTINA (0.8%)
Steel (0.8%)
Tenaris SA	16,346	$2,253,133

BERMUDA (1.1%)
Media (1.1%)
Central European Media Enterprises Ltd. (b)	58,100	3,068,261

BRAZIL (14.3%)
Banking (2.1%)
Banco Bradesco SA	66,100	3,226,850
Unibanco GDR	46,500	2,445,900

		5,672,750

Brewery (1.0%)
Ambev Cia Bebid	863,260	259,516
Ambev Cia Bebid PREF	6,808,300	2,532,455

		2,791,971

Electric Utility (0.8%)
Companhia Energetica de Minas Gerais	53,995,400	2,047,207

Insurance (0.7%)
Porto Seguro SA (b)	195,500	1,942,982

Metals & Mining (2.6%)
Companhia Vale do Rio Doce, Class A	177,770	6,909,157

Oil & Gas (3.5%)
Petroleo Brasileiro SA	306,000	5,482,379
Petroleo Brasileiro SA ADR	51,734	3,698,464

		9,180,843

Retail (1.0%)
Lojas Renner SA (b)	112,200	2,768,879

Steel (1.5%)
Companhia Siderurgica Nacional SA	85,100	1,973,715
Usinas Siderurgicas de Minais Gerais SA	93,300	2,166,409

		4,140,124

Telecommunications (1.1%)
Tele Norte Leste Participacoes SA ADR	178,600	2,952,258

		38,406,171

CHINA (2.9%)
Manufacturing (0.8%)
Shanghai Electric Group Co., Ltd. (b)	6,350,000	2,148,838

Oil & Gas (0.8%)
China Oilfield Services Ltd. (c)	5,286,000	2,184,448

Telecommunications (1.3%)
China Telecom Corp. Ltd. (c)	9,510,000	3,582,198

		7,915,484

HONG KONG (2.6%)
Oil & Gas (1.3%)
PetroChina Co., Ltd. (c)	4,410,000	3,686,731

Steel (1.3%)
Maanshan Iron & Steel (c)	9,510,000	3,386,370

		7,073,101

HUNGARY (0.9%)
Oil & Gas (0.9%)
MOL Magyar Olaj-es Gazipari Rt. (c)	21,492	2,378,137

INDIA (0.7%)
Financial Services (0.7%)
ICICI Bank Ltd. ADR	66,447	1,877,128

INDONESIA (0.9%)
Telecommunications (0.9%)
PT Telekomunikasi Indonesia (c)	4,685,000	2,441,855

ISRAEL (2.4%)
Banking (0.8%)
Bank Leumi Le-Israel (b)(c)	657,900	2,213,571

Electronic Measuring Instruction (0.8%)
Orbotech Ltd. (b)	83,400	2,086,668

Software & Computer Services (0.8%)
Retalix Ltd. (b)	88,800	2,142,744

		6,442,983

KOREA (19.8%)
Automotive (1.7%)
Hyundai Motor Co. (c)	32,700	2,562,564
Ssangyong Motor Co. (b)(c)	250,900	1,938,817

		4,501,381

Banking (1.8%)
Hana Bank (c)	130,340	4,830,593

Construction (0.7%)
Hyundai Development Co. (c)	61,000	1,928,785

Electronic Components (0.9%)
Hynix Semiconductor, Inc. (b)(c)	110,100	2,443,578

Electronics (8.1%)
KH Vatec Co., Ltd. (c)	57,700	1,431,578
Kumho Electric, Inc. (c)	72,960	4,729,353
Samsung Electronics (c)	23,495	13,308,417
Samsung Electronics GDR	8,702	1,881,808

		21,351,156

Financial Services (2.8%)
Korea Investment Holdings Co., Ltd. (c)	67,000	1,972,851
LG Card Co., Ltd. (b)(c)	74,700	2,842,920
Woori Finance Holdings Co., Ltd. (c)	190,640	2,773,295

		7,589,066

Oil & Gas (1.2%)
SK Corp. (c)	56,100	3,242,462

Retail (2.0%)
CJ Home Shopping (b)(c)	24,000	2,158,227
Hyundai Department Store Co., Ltd. (c)	49,400	3,326,273

		5,484,500

Telecommunication Services (0.6%)
KT Freetel Co., Ltd. (c)	59,600	1,496,344

		52,867,865

MALAYSIA (2.1%)
Electric Utility (0.8%)
Tenega Nasional Berhad	764,500	2,193,895

Foreign Banking (0.5%)
Commerce Asset Holdings Berhad (c)	879,100	1,306,824

Real Estate (0.7%)
SP Setia Berhad (c)	1,829,900	1,884,042

Transportation (0.1%)
Malaysai & Services Holdings Berhad (c)	337,200	295,292

		5,680,053

MEXICO (7.5%)
Building Materials (1.2%)
Cemex SA ADR	63,100	3,300,130

Diversified Operations (0.7%)
Grupo Carso SA de CV	877,742	1,946,548

Financial Services (1.5%)
Grupo Financiero Banorte SA de CV	441,400	3,945,080

Real Estate (1.0%)
Urbi, Desarrolloas Urbanos SA de CV (b)	345,500	2,570,087

Retail (1.1%)
Wal-Mart de Mexico SA de CV	558,600	2,848,447

Steel (0.5%)
Industrias CH SA (b)	600,000	1,358,501

Telecommunications (1.5%)
America Movil SA de CV ADR	158,600	4,174,352

		20,143,145

RUSSIA (9.2%)
Automobile Manufacturers (0.9%)
JSC Severstal-Avto (b)	117,900	2,299,050

Brewery (1.1%)
Efes Breweries International GDR (b)	79,300	2,825,459

Oil & Gas (3.4%)
Gazprom ADR	53,000	3,566,900
Surgutneftgaz ADR	110,400	5,934,000

		9,500,900

Retail (1.9%)
Pyaterochka Holding NV GDR (b)	255,363	5,017,883

Telecommunications (1.9%)
AO VimpelCom ADR (b)	85,600	3,804,064
Mobile Telesystems (b)	146,700	1,173,600

		4,977,664

		24,620,956

SOUTH AFRICA (8.3%)
Banking (1.7%)
Absa Group Ltd. (c)	312,621	4,613,234

Diversified Operations (0.6%)
Barloworld Ltd. (c)	86,300	1,580,925

Metals & Mining (0.7%)
Anglo American PLC (c)	64,800	1,948,615
Anglogold Ashanti Ltd. (c)	44,700	1,916,548

		3,865,163

Oil & Gas (1.6%)
Sasol Ltd. (c)	113,100	4,381,954

Retail (0.9%)
Lewis Group Ltd. (c)	345,938	2,343,669

Telecommunications (2.1%)
MTN Group Ltd. (c)	671,163	5,570,913

		20,407,243

TAIWAN (11.0%)
Banking (1.5%)
E.Sun Financial Holding Co., Ltd. (c)	3,651,810	2,500,732

TA Chong Bank Ltd. (b)(c)	5,244,972	1,493,635

		3,994,367

Building Products (1.0%)
Taiwan Cement Corp. (c)	4,130,950	2,615,420

Chemicals (0.9%)
Taiwan Fertilizer Co., Ltd. (c)	2,335,000	2,505,902

Computer (2.8%)
Compal Electronics, Inc. (c)	4,648,752	4,610,451
Foxconn Technology Co., Ltd. (c)	734,800	3,092,885

		7,703,336

Electronics (0.9%)
Au Optronics Corp. (c)	1,931,830	2,517,962

Financial Services (1.3%)
Shin Kong Financial Holding Co., Ltd. (c)	4,018,210	3,403,533

Metals (0.3%)
Waffer Technology Co., Ltd. (c)	624,000	800,895

Semiconductors (2.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. (c)	1,475,842	2,380,211
United Microelectronics Corp. (c)	1,553,000	1,002,486
United Microelectronics Corp. ADR	678,244	2,441,678

		5,824,375

Steel (0.0%)
China Steel Corp. (c)	69,900	62,568

Textiles (0.1%)
Far Eastern Textile Co., Ltd. (c)	227,127	137,442

		29,565,800

THAILAND (3.3%)
Banking (0.9%)
Kasikornbank Public Co., Ltd. (c)	1,516,100	2,489,502

Oil & Gas (1.0%)
Thai Oil Public Co., Ltd. (b)	1,429,200	2,625,955

Telecommunications (1.4%)
Shin Corporation Public Co., Ltd.	3,600,600	3,619,865

		8,735,322

TURKEY (2.4%)
Banking (1.4%)
Denizbank AS (b)(c)	704,539	3,763,921

Financial Investments (1.0%)
Haci Omer Sabanci Holding AS (c)	524,150	2,708,918

		6,472,839

Total Common Stocks		242,298,091

Foreign Bonds (0.0%)
BRAZIL (0.0%)
Metals & Mining (0.0%)
Comp Vale DO Rio Doce, 0.00%, 09/29/49 (d)	20,000	0

Total Foreign Bonds		0

Participation Notes (4.4%)
INDIA (4.4%)
Automotive (0.8%)
Tata Motors Ltd., 0.00%, 03/30/07	178,500	2,170,560

Banking (0.1%)
ICICI Bank Ltd., 0.00%, 12/21/07	16,777	229,677

Computer Service (0.7%)
Tata Consultancy Services Ltd., 0.00%	59,100	1,994,034

Oil & Gas (0.6%)
Oil and Natural Gas Corp. Ltd., 0.00%, 10/31/05	68,595	1,656,569

Telecommunication Services (0.9%)
Bharti Televentures Ltd., 0.00% (b)	320,500	2,544,770

Tobacco (1.3%)
ITC Ltd., 0.00%, 04/30/07	1,008,000	3,134,880

Total Participation Notes		11,730,490

Rights (0.0%)
KOREA (0.0%)
Electronics (0.0%)
Kumho Electric, Inc.	5,998	133,940

Total Rights		133,940

Warrants (0.1%)
INDIA (0.1%)
Automotive (0.0%)
Deutsche Tata Warrants, 08/20/07 (b)	1,900	63,996

Telecommunications (0.1%)
Deutsche Bharti Warrants, 04/27/07 (b)	10,400	82,357

Total Warrants		146,353

Cash Equivalents (6.4%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds in a joint trading account at 3.72%, dated 09/30/05, due 10/03/05, repurchase price $17,121,744)	17,116,511	17,116,511

Total Cash Equivalents		17,116,511

Total Investments (Cost $225,633,154) (a) - 101.1%		271,425,385
Liabilities in excess of other assets - (1.1)%		(2,936,922)

NET ASSETS - 100.0%		$268,488,463

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security

(c)	Fair Valued Security

(d)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based on procedures adopted by the Board of Trustees.

Securities denominated in foreign currencies are shown at the U.S. dollar cost and value.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

At September 30, 2005, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Long Contract:
Hong Kong Dollar	10/03/05	$412,584	$412,646	$62
Hong Kong Dollar	10/04/05	1,535,328	1,535,350	22
Hungarian Forint	10/04/05	76,298	75,996	302
Israeli Shekel	10/03/05	70,806	70,780	(26)
Thai Baht	10/04/05	273,679	273,718	39
Turkish Lira	10/03/05	198,046	198,723	677
South African Rand	10/06/05	692,475	695,484	3,009

Total Long Contracts:		$3,259,216	$3,262,697	$4,085

Notes to Statement of Investments

Securities Lending

The cash collateral received by the Funds, at September 30, 2005, was pooled and invested in the following:

Security Description	Security Type	Market Value	Coupon Rate	Maturity Date
Bank Note - Floating Rate	U.S. Bank N.A.	$1,998,755	3.69%	10/03/05
Commercial Paper	Concord Minutemen C.C. LLC, Ser A	29,911,550	3.67%	10/07/05
Commercial Paper	New Center Asset Trust	29,899,075	3.68%	10/11/05
Funding Agreement/GIC	GE Life and Annuity	13,800,000	3.85%	10/14/05
Funding Agreement/GIC	Protective Life Insurance	25,000,000	3.80%	10/31/05
Master Note - Floating	Bank of America Corp	6,000,000	4.02%	10/03/05
Master Note - Floating	CDC Financial Product, Inc.	23,100,000	4.04%	10/03/05
Master Note - Floating	Citigroup Global Markets, Inc.	14,300,000	4.01%	10/03/05
Master Note - Floating	Merrill Lynch Mortgage Capital	9,500,000	4.04%	10/03/05
Medium Term Note - Floating	Deutsche Bank Financial	3,000,000	4.07%	10/03/05
Medium Term Note - Floating	General Electric Capital Corp.	21,503,056	3.79%	12/08/05
Medium Term Note - Floating	Islandsbank HF Corp	16,000,000	3.87%	10/24/05
Medium Term Note - Floating	Northern Rock PLC	17,000,000	3.84%	12/09/05
Medium Term Note - Floating	Pacific Life Global Funding	9,998,022	3.73%	10/26/05
Medium Term Note - Floating	Tango Finance Corp	14,991,735	3.89%	10/15/07
Repurchase Agreement	Nomura Securities	312,106,621	3.87%	10/03/05
Yankee Certficates of Deposit - Floating	Canadian Imperial Bank, N.Y.	7,498,901	4.05%	10/03/05

Information on the investment of cash collateral is shown in the Statement of Investments.

As of September 30, 2005, the following Funds had securities with the following market values on loan:

Fund	Market Value of Loaned Securities	Market Value of Collateral*
Nationwide	$121,687,514	$123,010,976
Growth	22,593,262	22,788,291
Government Bond	187,777,095	191,856,555
Mid Cap Growth	58,291,551	59,003,132
Value	24,388,136	24,676,196
Equity 500 Index	24,327,581	24,615,207
Multi Sector Bond	63,462,483	64,835,871
Small Cap Growth	16,977,853	17,246,109
Worldwide Leaders	4,933,873	5,213,988
Mid Cap Index	128,387,960	129,788,352
Global Technology and Communications	4,007,044	4,102,020
Global Health Sciences	6,807,491	6,926,323
Emerging Markets	1,187,519	1,340,000
International Value	25,478,011	26,747,449
US Growth Leaders	3,689,630	3,688,650

*	Includes securities and cash collateral

As of September 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
Nationwide	$1,518,435,743	$134,627,517	$(37,741,144)	$96,886,373
Growth	252,532,821	12,193,382	(3,168,931)	9,024,451
Government Bond	1,409,324,009	9,655,886	(6,991,787)	2,664,099
Small Company	739,841,591	197,926,102	(27,623,104)	170,302,998
Money Market	1,898,007,740	—	—	—
Money Market II	302,758,124	—	—	—
Balanced	260,153,473	17,419,510	(5,088,766)	12,330,744
Mid Cap Growth	257,990,508	58,358,500	(3,898,890)	54,459,610
Value	220,290,717	19,403,467	(7,698,386)	11,705,081
High Income Bond	231,231,724	8,897,919	(7,351,386)	1,546,533
Equity 500 Index	323,348,748	34,891,144	(67,115,335)	(32,224,191)
Multi Sector Bond	311,942,231	10,168,733	(2,331,402)	7,837,331
Small Cap Value	689,623,225	74,974,877	(29,865,770)	45,109,107
Small Cap Growth	142,977,349	43,074,187	(3,623,926)	39,450,261
Worldwide Leaders	39,296,010	5,349,277	(270,851)	5,078,426
Mid Cap Index	598,937,644	146,597,680	(35,343,218)	111,254,462
Global Technology and Communications	40,314,434	980,481	(771,068)	209,413
Global Health Sciences	78,645,630	4,955,440	(662,286)	4,293,154
Nationwide Leaders	19,861,426	457,617	(298,943)	158,674
Emerging Markets	149,103,304	36,266,499	(1,988,520)	34,277,979
International Growth	24,710,478	3,274,356	(38,473)	3,235,883
International Value	221,187,698	25,014,083	(3,157,959)	21,856,124
Aggressive	485,926,738	47,936,025	(275,348)	47,660,677
Moderately Aggressive	983,375,214	102,661,344	(2,271,382)	100,389,962
Moderate	1,311,211,119	134,149,139	(6,109,022)	128,040,117
Moderately Conservative	477,094,670	35,635,439	(3,445,355)	32,190,084
Conservative	275,939,117	7,961,633	(2,365,049)	5,596,584
US Growth Leaders	62,394,495	2,632,484	(466,516)	2,165,968
Global Utilities	43,971,386	3,775,984	(449,598)	3,326,386
Global Financial Services	17,574,562	1,496,484	(197,396)	1,299,088
Developing Markets	226,809,521	47,501,758	(2,885,894)	44,615,864

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		GARTMORE MUTUAL FUNDS

By	(Signature and Title)		/s/ GERALD J. HOLLAND
Date: November 17, 2005		Name:	Gerald J. Holland
		Title:	Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)		/s/ PAUL J. HONDROS
Date: November 17, 2005		Name:	Paul J. Hondros
		Title:	President

By	(Signature and Title)		/s/ GERALD J. HOLLAND
Date: November 17, 2005		Name:	Gerald J. Holland
		Title:	Treasurer